UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2011

Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (10.4%)
Walt Disney Co.	17,187,161	740,595
McDonald's Corp.	9,442,157	718,454
Comcast Corp. Class A	23,823,377	588,914
* Amazon.com Inc.	3,224,552	580,838
Home Depot Inc.	14,831,724	549,664
* Ford Motor Co.	34,234,528	510,437
News Corp. Class A	20,668,167	362,933
Time Warner Inc.	9,890,248	353,082
* DIRECTV Class A	7,181,448	336,092
Lowe's Cos. Inc.	12,489,194	330,089
Target Corp.	6,408,205	320,474
NIKE Inc. Class B	3,464,328	262,250
Johnson Controls Inc.	6,129,986	254,823
Viacom Inc. Class B	5,402,524	251,325
Starbucks Corp.	6,751,320	249,461
* priceline.com Inc.	444,821	225,275
Time Warner Cable Inc.	3,107,626	221,698
Yum! Brands Inc.	4,230,360	217,356
TJX Cos. Inc.	3,581,917	178,129
CBS Corp. Class B	6,085,062	152,370
Carnival Corp.	3,905,496	149,815
Kohl's Corp.	2,646,005	140,344
Coach Inc.	2,676,644	139,293
Staples Inc.	6,510,899	126,442
Omnicom Group Inc.	2,570,367	126,102
Stanley Black & Decker Inc.	1,513,138	115,906
* Bed Bath & Beyond Inc.	2,305,151	111,270
McGraw-Hill Cos. Inc.	2,775,229	109,344
* Discovery Communications Inc. Class A	2,547,979	101,664
Starwood Hotels & Resorts Worldwide Inc.	1,738,982	101,070
* Netflix Inc.	397,261	94,282
Marriott International Inc. Class A	2,630,303	93,586
Macy's Inc.	3,830,552	92,929
Harley-Davidson Inc.	2,131,272	90,558
Gap Inc.	3,947,272	89,445
Wynn Resorts Ltd.	687,834	87,527
Fortune Brands Inc.	1,388,261	85,919
Best Buy Co. Inc.	2,960,686	85,031
Mattel Inc.	3,157,857	78,725
Limited Brands Inc.	2,393,382	78,694
VF Corp.	783,254	77,174
JC Penney Co. Inc.	2,141,863	76,914
Ross Stores Inc.	1,078,424	76,697
Genuine Parts Co.	1,426,614	76,524
* O'Reilly Automotive Inc.	1,278,222	73,447
Polo Ralph Lauren Corp. Class A	592,398	73,250
Cablevision Systems Corp. Class A	2,106,230	72,897
Tiffany & Co.	1,144,818	70,338

	Nordstrom Inc.	1,520,318	68,232
*	AutoZone Inc.	241,931	66,183
*	CarMax Inc.	2,042,869	65,576
	Darden Restaurants Inc.	1,250,779	61,451
	Whirlpool Corp.	688,820	58,798
	Family Dollar Stores Inc.	1,144,664	58,744
	Hasbro Inc.	1,241,171	58,136
	Interpublic Group of Cos. Inc.	4,430,597	55,693
	Newell Rubbermaid Inc.	2,631,921	50,349
	Wyndham Worldwide Corp.	1,569,170	49,915
*	Apollo Group Inc. Class A	1,114,872	46,501
	Abercrombie & Fitch Co.	790,146	46,382
	H&R Block Inc.	2,764,519	46,278
	International Game Technology	2,706,216	43,922
	Scripps Networks Interactive Inc. Class A	820,522	41,100
	Expedia Inc.	1,811,831	41,056
*	Urban Outfitters Inc.	1,158,781	34,566
	Gannett Co. Inc.	2,170,780	33,061
*	Goodyear Tire & Rubber Co.	2,200,608	32,965
*,^ Sears Holdings Corp.		394,423	32,599
	Leggett & Platt Inc.	1,322,698	32,406
*	GameStop Corp. Class A	1,366,778	30,780
	DeVry Inc.	558,030	30,731
	Comcast Corp. Class A Special Shares	1,304,720	30,296
	DR Horton Inc.	2,545,086	29,650
*	Big Lots Inc.	682,567	29,644
	Harman International Industries Inc.	630,994	29,543
	Lennar Corp. Class A	1,455,368	26,371
*	Pulte Group Inc.	3,036,626	22,471
^	Washington Post Co. Class B	47,980	20,994
*,^ AutoNation Inc.		580,570	20,535
	RadioShack Corp.	955,639	14,344
			11,408,718
Consumer Staples (10.2%)
	Procter & Gamble Co.	25,348,107	1,561,443
	Coca-Cola Co.	20,764,437	1,377,720
	Philip Morris International Inc.	16,264,677	1,067,451
	PepsiCo Inc.	14,358,333	924,820
	Wal-Mart Stores Inc.	17,730,471	922,871
	Kraft Foods Inc.	15,828,154	496,371
	Altria Group Inc.	18,932,969	492,825
	CVS Caremark Corp.	12,382,184	424,957
	Colgate-Palmolive Co.	4,469,537	360,960
	Walgreen Co.	8,347,963	335,087
	Costco Wholesale Corp.	3,950,594	289,658
	Kimberly-Clark Corp.	3,659,584	238,861
	General Mills Inc.	5,754,085	210,312
	Archer-Daniels-Midland Co.	5,767,512	207,688
	Sysco Corp.	5,273,360	146,072
	HJ Heinz Co.	2,912,340	142,180
	Kroger Co.	5,755,119	137,950
	Lorillard Inc.	1,317,145	125,142
	Kellogg Co.	2,279,744	123,061
	Reynolds American Inc.	3,060,267	108,731
	Mead Johnson Nutrition Co.	1,851,416	107,253

Avon Products Inc.	3,889,264	105,166
Estee Lauder Cos. Inc. Class A	1,036,194	99,848
Sara Lee Corp.	5,632,739	99,530
ConAgra Foods Inc.	3,942,972	93,646
Whole Foods Market Inc.	1,335,032	87,979
Clorox Co.	1,245,194	87,251
Coca-Cola Enterprises Inc.	2,987,694	81,564
Safeway Inc.	3,334,623	78,497
JM Smucker Co.	1,078,211	76,973
Hershey Co.	1,398,138	75,989
Dr Pepper Snapple Group Inc.	2,028,411	75,376
Molson Coors Brewing Co. Class B	1,438,458	67,449
Brown-Forman Corp. Class B	933,555	63,762
McCormick & Co. Inc.	1,204,292	57,601
Campbell Soup Co.	1,653,502	54,747
Tyson Foods Inc. Class A	2,701,024	51,833
Hormel Foods Corp.	1,251,842	34,851
* Constellation Brands Inc. Class A	1,593,418	32,315
SUPERVALU Inc.	1,918,730	17,134
* Dean Foods Co.	1,658,601	16,586
		11,159,510
Energy (13.3%)
Exxon Mobil Corp.	44,877,433	3,775,538
Chevron Corp.	18,168,179	1,951,808
Schlumberger Ltd.	12,317,475	1,148,728
ConocoPhillips	12,938,804	1,033,293
Occidental Petroleum Corp.	7,356,463	768,677
Apache Corp.	3,463,958	453,501
Halliburton Co.	8,266,018	411,978
Anadarko Petroleum Corp.	4,491,203	367,919
Devon Energy Corp.	3,864,351	354,632
Marathon Oil Corp.	6,428,156	342,685
National Oilwell Varco Inc.	3,810,660	302,071
Baker Hughes Inc.	3,930,054	288,584
EOG Resources Inc.	2,424,309	287,305
Hess Corp.	2,719,831	231,757
Chesapeake Energy Corp.	5,951,528	199,495
Peabody Energy Corp.	2,448,499	176,194
Williams Cos. Inc.	5,305,060	165,412
Spectra Energy Corp.	5,869,831	159,542
Noble Energy Inc.	1,590,414	153,714
Valero Energy Corp.	5,149,077	153,546
* Southwestern Energy Co.	3,147,027	135,228
Murphy Oil Corp.	1,745,209	128,133
* Cameron International Corp.	2,214,942	126,473
El Paso Corp.	6,377,659	114,798
Consol Energy Inc.	2,047,253	109,794
Pioneer Natural Resources Co.	1,053,781	107,401
Noble Corp.	2,282,994	104,150
* FMC Technologies Inc.	1,087,136	102,713
* Newfield Exploration Co.	1,215,600	92,398
* Denbury Resources Inc.	3,628,900	88,545
Range Resources Corp.	1,452,278	84,900
* Nabors Industries Ltd.	2,589,340	78,664
EQT Corp.	1,351,019	67,416

Helmerich & Payne Inc.	963,128	66,157
QEP Resources Inc.	1,596,819	64,735
Massey Energy Co.	937,003	64,054
* Rowan Cos. Inc.	1,144,170	50,549
Cabot Oil & Gas Corp.	944,467	50,028
Sunoco Inc.	1,092,479	49,806
Diamond Offshore Drilling Inc.	629,616	48,921
* Tesoro Corp.	1,292,749	34,684
		14,495,926
Financials (15.8%)
JPMorgan Chase & Co.	36,052,263	1,662,009
Wells Fargo & Co.	47,678,164	1,511,398
Bank of America Corp.	91,600,185	1,221,030
* Berkshire Hathaway Inc. Class B	14,137,161	1,182,291
* Citigroup Inc.	262,967,867	1,162,318
Goldman Sachs Group Inc.	4,710,662	746,499
US Bancorp	17,394,012	459,724
American Express Co.	9,467,363	427,925
MetLife Inc.	9,549,331	427,142
Morgan Stanley	13,988,220	382,158
Bank of New York Mellon Corp.	11,238,749	335,701
PNC Financial Services Group Inc.	4,755,898	299,574
Simon Property Group Inc.	2,687,568	288,000
Prudential Financial Inc.	4,398,275	270,846
Travelers Cos. Inc.	3,901,010	232,032
Aflac Inc.	4,255,316	224,596
Capital One Financial Corp.	4,138,928	215,059
State Street Corp.	4,544,780	204,242
ACE Ltd.	3,036,574	196,466
CME Group Inc.	606,479	182,884
BB&T Corp.	6,286,061	172,552
Franklin Resources Inc.	1,312,109	164,119
Chubb Corp.	2,671,651	163,799
Charles Schwab Corp.	9,038,478	162,964
AON Corp.	3,014,291	159,637
T Rowe Price Group Inc.	2,343,790	155,675
Allstate Corp.	4,794,297	152,363
Equity Residential	2,660,438	150,075
Marsh & McLennan Cos. Inc.	4,923,833	146,779
Public Storage	1,264,732	140,271
SunTrust Banks Inc.	4,848,294	139,825
HCP Inc.	3,630,539	137,743
Ameriprise Financial Inc.	2,230,809	136,258
Vornado Realty Trust	1,479,217	129,431
* Berkshire Hathaway Inc. Class A	1,019	127,681
Progressive Corp.	5,973,056	126,211
Loews Corp.	2,845,276	122,603
Boston Properties Inc.	1,290,612	122,415
Weyerhaeuser Co.	4,861,316	119,588
Discover Financial Services	4,934,252	119,014
Fifth Third Bancorp	8,305,321	115,278
Northern Trust Corp.	2,190,803	111,183
Host Hotels & Resorts Inc.	6,157,461	108,433
Hartford Financial Services Group Inc.	4,024,600	108,382
Invesco Ltd.	4,166,231	106,489

M&T Bank Corp.	1,087,986	96,254
AvalonBay Communities Inc.	778,984	93,540
Principal Financial Group Inc.	2,903,136	93,220
Lincoln National Corp.	2,857,683	85,845
Health Care REIT Inc.	1,593,791	83,578
NYSE Euronext	2,363,572	83,127
Regions Financial Corp.	11,381,634	82,631
ProLogis	5,161,976	82,488
* IntercontinentalExchange Inc.	664,001	82,031
Ventas Inc.	1,474,269	80,053
KeyCorp	8,613,333	76,486
Unum Group	2,804,627	73,621
* SLM Corp.	4,772,161	73,014
* CB Richard Ellis Group Inc. Class A	2,637,593	70,424
XL Group plc Class A	2,816,677	69,290
Kimco Realty Corp.	3,680,940	67,508
Leucadia National Corp.	1,792,467	67,289
Plum Creek Timber Co. Inc.	1,465,883	63,927
Moody's Corp.	1,807,439	61,290
* Genworth Financial Inc. Class A	4,436,868	59,720
Comerica Inc.	1,600,978	58,788
Huntington Bancshares Inc.	7,819,042	51,918
Legg Mason Inc.	1,378,706	49,758
Cincinnati Financial Corp.	1,476,249	48,421
Torchmark Corp.	705,708	46,915
Hudson City Bancorp Inc.	4,770,353	46,177
^ American International Group Inc.	1,300,964	45,716
People's United Financial Inc.	3,278,495	41,243
Marshall & Ilsley Corp.	4,801,209	38,362
Zions Bancorporation	1,657,584	38,224
* NASDAQ OMX Group Inc.	1,356,376	35,049
Assurant Inc.	902,759	34,765
* E*Trade Financial Corp.	2,003,859	31,320
Apartment Investment & Management Co.	1,069,917	27,251
First Horizon National Corp.	2,385,260	26,739
^ Federated Investors Inc. Class B	838,698	22,435
Janus Capital Group Inc.	1,685,373	21,017
BlackRock Inc.	50,873	10,226
		17,250,322
Health Care (11.0%)
Pfizer Inc.	72,359,805	1,469,628
Johnson & Johnson	24,754,676	1,466,715
Merck & Co. Inc.	27,902,886	921,074
Abbott Laboratories	14,006,035	686,996
* Amgen Inc.	8,438,857	451,057
UnitedHealth Group Inc.	9,898,196	447,398
Bristol-Myers Squibb Co.	15,407,245	407,213
Medtronic Inc.	9,678,034	380,831
Eli Lilly & Co.	9,219,761	324,259
* Gilead Sciences Inc.	7,197,222	305,450
Baxter International Inc.	5,243,827	281,961
* Express Scripts Inc.	4,780,937	265,868
* Celgene Corp.	4,207,311	242,047
WellPoint Inc.	3,398,294	237,167
* Covidien plc	4,469,292	232,135

* Medco Health Solutions Inc.	3,660,223	205,558
Allergan Inc.	2,766,342	196,466
* Thermo Fisher Scientific Inc.	3,534,898	196,364
Stryker Corp.	3,044,956	185,133
McKesson Corp.	2,300,986	181,893
* Genzyme Corp.	2,363,631	179,990
* Biogen Idec Inc.	2,180,145	160,001
Becton Dickinson and Co.	2,000,997	159,319
St. Jude Medical Inc.	2,945,874	151,006
* Agilent Technologies Inc.	3,123,226	139,858
Aetna Inc.	3,479,590	130,241
Cardinal Health Inc.	3,165,070	130,179
* Intuitive Surgical Inc.	351,729	117,288
CIGNA Corp.	2,454,442	108,683
* Humana Inc.	1,525,152	106,669
* Zimmer Holdings Inc.	1,738,583	105,236
* Boston Scientific Corp.	13,785,687	99,119
AmerisourceBergen Corp. Class A	2,480,391	98,124
* Edwards Lifesciences Corp.	1,039,055	90,398
* Mylan Inc.	3,955,014	89,660
* Life Technologies Corp.	1,628,866	85,385
* Forest Laboratories Inc.	2,588,901	83,622
* Laboratory Corp. of America Holdings	905,616	83,434
* Hospira Inc.	1,507,953	83,239
Quest Diagnostics Inc.	1,409,670	81,366
CR Bard Inc.	769,472	76,416
* DaVita Inc.	869,381	74,341
* Varian Medical Systems Inc.	1,086,324	73,479
* Cerner Corp.	649,444	72,218
* Waters Corp.	826,371	71,812
* Watson Pharmaceuticals Inc.	1,139,660	63,832
* CareFusion Corp.	2,020,440	56,976
* Cephalon Inc.	685,942	51,981
DENTSPLY International Inc.	1,287,472	47,624
* Coventry Health Care Inc.	1,356,566	43,261
* Tenet Healthcare Corp.	4,401,091	32,788
Patterson Cos. Inc.	867,078	27,911
PerkinElmer Inc.	1,026,792	26,974
		12,087,643
Industrials (11.2%)
General Electric Co.	96,101,592	1,926,837
United Technologies Corp.	8,330,328	705,162
United Parcel Service Inc. Class B	8,933,659	663,950
Caterpillar Inc.	5,781,529	643,773
3M Co.	6,442,006	602,328
Boeing Co.	6,663,643	492,643
Union Pacific Corp.	4,443,590	436,938
Honeywell International Inc.	7,096,466	423,730
Emerson Electric Co.	6,824,855	398,776
Deere & Co.	3,810,470	369,196
FedEx Corp.	2,850,947	266,706
CSX Corp.	3,351,889	263,459
General Dynamics Corp.	3,372,934	258,232
Danaher Corp.	4,891,760	253,882
Illinois Tool Works Inc.	4,510,667	242,313

Norfolk Southern Corp.	3,222,709	223,237
Lockheed Martin Corp.	2,596,255	208,739
Cummins Inc.	1,790,442	196,268
Tyco International Ltd.	4,287,412	191,947
Precision Castparts Corp.	1,298,173	191,065
PACCAR Inc.	3,306,115	173,075
Eaton Corp.	3,080,525	170,784
Northrop Grumman Corp.	2,636,331	165,290
Raytheon Co.	3,194,550	162,507
Waste Management Inc.	4,303,023	160,675
Ingersoll-Rand plc	2,982,570	144,088
Parker Hannifin Corp.	1,464,935	138,700
Rockwell Automation Inc.	1,288,135	121,922
Fluor Corp.	1,597,729	117,689
CH Robinson Worldwide Inc.	1,502,651	111,392
Dover Corp.	1,688,145	110,979
ITT Corp.	1,662,313	99,822
Goodrich Corp.	1,136,580	97,212
Expeditors International of Washington Inc.	1,920,194	96,279
Joy Global Inc.	948,203	93,692
Rockwell Collins Inc.	1,403,333	90,978
Fastenal Co.	1,334,061	86,487
Southwest Airlines Co.	6,764,882	85,441
Republic Services Inc. Class A	2,780,315	83,521
L-3 Communications Holdings Inc.	1,024,212	80,206
Roper Industries Inc.	863,444	74,653
WW Grainger Inc.	528,340	72,742
* Stericycle Inc.	773,205	68,560
Textron Inc.	2,499,975	68,474
Flowserve Corp.	504,630	64,996
Pall Corp.	1,045,868	60,252
* Jacobs Engineering Group Inc.	1,144,668	58,870
Iron Mountain Inc.	1,813,199	56,626
Pitney Bowes Inc.	1,845,682	47,416
Masco Corp.	3,237,881	45,071
* Quanta Services Inc.	1,948,051	43,695
Equifax Inc.	1,111,535	43,183
Avery Dennison Corp.	967,876	40,612
Robert Half International Inc.	1,324,982	40,544
Dun & Bradstreet Corp.	450,369	36,138
RR Donnelley & Sons Co.	1,870,501	35,390
Cintas Corp.	1,143,412	34,611
Snap-On Inc.	527,883	31,705
Ryder System Inc.	463,923	23,475
* Raytheon Co. Warrants Exp. 06/16/2011	60,569	811
* Huntington Ingalls Industries Inc.	7	—
		12,297,744
Information Technology (18.1%)
* Apple Inc.	8,337,951	2,905,359
International Business Machines Corp.	11,037,211	1,799,838
Microsoft Corp.	66,919,459	1,697,077
* Google Inc. Class A	2,269,710	1,330,527
Oracle Corp.	35,209,225	1,174,932
Intel Corp.	49,668,337	1,001,810
Cisco Systems Inc.	50,030,194	858,018

	QUALCOMM Inc.	14,876,446	815,676
	Hewlett-Packard Co.	19,680,368	806,305
*	EMC Corp.	18,721,259	497,049
	Texas Instruments Inc.	10,607,214	366,585
	Visa Inc. Class A	4,385,902	322,890
*	eBay Inc.	10,340,377	320,965
	Corning Inc.	14,169,818	292,323
	Automatic Data Processing Inc.	4,492,495	230,510
*	Cognizant Technology Solutions Corp. Class A	2,753,108	224,103
*	Dell Inc.	15,198,124	220,525
	Mastercard Inc. Class A	874,592	220,152
*	Juniper Networks Inc.	4,841,010	203,710
*	Yahoo! Inc.	11,850,121	197,304
	Applied Materials Inc.	11,940,450	186,510
	Broadcom Corp. Class A	4,303,812	169,484
*	NetApp Inc.	3,329,148	160,398
*	Adobe Systems Inc.	4,580,143	151,878
*	Salesforce.com Inc.	1,070,205	142,958
*	Motorola Solutions Inc.	3,047,073	136,174
	Xerox Corp.	12,664,454	134,876
*	Intuit Inc.	2,464,429	130,861
*	Symantec Corp.	6,907,051	128,057
	Altera Corp.	2,895,449	127,458
*	Citrix Systems Inc.	1,697,819	124,722
	Western Union Co.	5,853,070	121,568
	Analog Devices Inc.	2,711,280	106,770
*	SanDisk Corp.	2,141,990	98,724
*	NVIDIA Corp.	5,257,715	97,057
*	Autodesk Inc.	2,071,392	91,369
	Paychex Inc.	2,912,975	91,351
*	Micron Technology Inc.	7,761,264	88,944
	Amphenol Corp. Class A	1,591,995	86,589
	CA Inc.	3,461,644	83,703
*	Fiserv Inc.	1,321,872	82,908
*	BMC Software Inc.	1,616,322	80,396
*	Red Hat Inc.	1,746,101	79,256
*,^ First Solar Inc.		489,680	78,760
	Fidelity National Information Services Inc.	2,409,220	78,757
*	Western Digital Corp.	2,098,137	78,240
	Xilinx Inc.	2,362,315	77,484
*	Teradata Corp.	1,522,030	77,167
*	F5 Networks Inc.	730,671	74,945
	KLA-Tencor Corp.	1,514,516	71,743
	Linear Technology Corp.	2,054,638	69,097
	Computer Sciences Corp.	1,404,616	68,447
*	Motorola Mobility Holdings Inc.	2,665,015	65,026
	Microchip Technology Inc.	1,706,509	64,864
*	Akamai Technologies Inc.	1,695,058	64,412
*	Electronic Arts Inc.	3,027,853	59,134
	Harris Corp.	1,157,637	57,419
	VeriSign Inc.	1,571,003	56,886
	FLIR Systems Inc.	1,444,645	49,999
*	SAIC Inc.	2,660,348	45,013
*	Advanced Micro Devices Inc.	5,213,074	44,832
*	JDS Uniphase Corp.	2,030,847	42,323

* LSI Corp.	5,576,148	37,918
Jabil Circuit Inc.	1,772,121	36,204
National Semiconductor Corp.	2,183,998	31,319
Molex Inc.	1,245,574	31,289
* Novellus Systems Inc.	815,772	30,290
* Teradyne Inc.	1,678,672	29,897
* MEMC Electronic Materials Inc.	2,085,890	27,033
Total System Services Inc.	1,469,681	26,484
* Lexmark International Inc. Class A	709,735	26,289
* Compuware Corp.	1,977,646	22,842
* Novell Inc.	3,174,374	18,824
* Monster Worldwide Inc.	1,174,271	18,671
Tellabs Inc.	3,284,181	17,209
Molex Inc. Class A	4,051	84
		19,766,570
Materials (3.7%)
Freeport-McMoRan Copper & Gold Inc.	8,565,983	475,840
EI du Pont de Nemours & Co.	8,340,980	458,504
Dow Chemical Co.	10,569,919	399,014
Monsanto Co.	4,857,180	350,980
Praxair Inc.	2,744,976	278,890
Newmont Mining Corp.	4,464,060	243,648
Air Products & Chemicals Inc.	1,944,925	175,393
Alcoa Inc.	9,617,140	169,743
PPG Industries Inc.	1,453,266	138,365
Nucor Corp.	2,858,804	131,562
Cliffs Natural Resources Inc.	1,225,817	120,473
International Paper Co.	3,979,388	120,098
Ecolab Inc.	2,105,420	107,419
CF Industries Holdings Inc.	645,104	88,244
Sigma-Aldrich Corp.	1,104,426	70,286
United States Steel Corp.	1,300,858	70,168
Sherwin-Williams Co.	806,096	67,704
Eastman Chemical Co.	640,655	63,630
Allegheny Technologies Inc.	893,977	60,540
FMC Corp.	647,365	54,981
Ball Corp.	1,532,304	54,933
Vulcan Materials Co.	1,168,868	53,300
MeadWestvaco Corp.	1,524,921	46,251
International Flavors & Fragrances Inc.	726,900	45,286
Airgas Inc.	678,785	45,085
* Owens-Illinois Inc.	1,482,772	44,765
Sealed Air Corp.	1,443,485	38,483
Bemis Co. Inc.	969,456	31,808
AK Steel Holding Corp.	994,056	15,686
* Titanium Metals Corp.	814,327	15,130
		4,036,209
Telecommunication Services (3.0%)
AT&T Inc.	53,500,753	1,637,123
Verizon Communications Inc.	25,595,038	986,433
* American Tower Corp. Class A	3,598,306	186,464
* Sprint Nextel Corp.	27,061,329	125,565
CenturyLink Inc.	2,761,367	114,735
Qwest Communications International Inc.	15,769,915	107,708

Frontier Communications Corp.			9,000,406	73,983
Windstream Corp.			4,567,408	58,782
* MetroPCS Communications Inc.			2,390,128	38,816
				3,329,609
Utilities (3.2%)
Southern Co.			7,652,838	291,650
Exelon Corp.			5,989,870	247,022
Dominion Resources Inc.			5,256,618	234,971
Duke Energy Corp.			12,028,754	218,322
NextEra Energy Inc.			3,809,596	209,985
PG&E Corp.			3,586,038	158,431
American Electric Power Co. Inc.			4,351,192	152,901
Public Service Enterprise Group Inc.			4,579,492	144,300
FirstEnergy Corp.			3,784,590	140,370
Consolidated Edison Inc.			2,642,174	134,011
Progress Energy Inc.			2,656,363	122,565
Sempra Energy			2,176,384	116,437
PPL Corp.			4,383,521	110,903
Entergy Corp.			1,620,174	108,892
Edison International			2,948,350	107,880
Xcel Energy Inc.			4,368,043	104,353
* AES Corp.			5,996,769	77,958
DTE Energy Co.			1,534,631	75,135
CenterPoint Energy Inc.			3,847,828	67,568
Oneok Inc.			969,306	64,827
Wisconsin Energy Corp.			2,117,031	64,569
Ameren Corp.			2,178,597	61,153
Constellation Energy Group Inc.			1,810,031	56,346
Northeast Utilities			1,598,574	55,311
NiSource Inc.			2,529,579	48,517
* NRG Energy Inc.			2,241,902	48,291
CMS Energy Corp.			2,283,599	44,850
Pinnacle West Capital Corp.			985,197	42,157
SCANA Corp.			1,030,815	40,583
Pepco Holdings Inc.			2,038,523	38,018
TECO Energy Inc.			1,941,336	36,419
Integrys Energy Group Inc.			706,605	35,691
Nicor Inc.			411,678	22,107
				3,482,493
Total Common Stocks (Cost $76,048,493)				109,314,744
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.208%		306,638,000	306,638

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.190%	4/25/11	3,000	3,000
[4,5] Fannie Mae Discount Notes	0.180%	6/20/11	4,000	3,999
[4,5] Fannie Mae Discount Notes	0.240%	6/22/11	5,000	4,998

[4,5] Federal Home Loan Bank Discount Notes	0.170%	5/13/11	5,000	4,999
[4,5] Freddie Mac Discount Notes	0.220%	6/6/11	6,000	5,998
[4,5] Freddie Mac Discount Notes	0.200%	6/13/11	2,000	1,999
[4,5] Freddie Mac Discount Notes	0.230%	6/20/11	8,000	7,997
				32,990
Total Temporary Cash Investments (Cost $339,626)				339,628
Total Investments (100.2%) (Cost $76,388,119)				109,654,372
Other Assets and Liabilities-Net (-0.2%)[3]				(204,866)
Net Assets (100%)				109,449,506

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $160,117,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $163,606,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $30,490,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

500 Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	109,314,744	—	—
Temporary Cash Investments	306,638	32,990	—
Futures Contracts—Assets[1]	88	—	—
Futures Contracts—Liabilities[1]	(386)	—	—
Total	109,621,084	32,990	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short )	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2011	312	103,038	3,564
E-mini S&P 500 Index	June 2011	400	26,420	(58)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2011, the cost of investment securities for tax purposes was $76,388,119,000. Net unrealized appreciation of investment securities for tax purposes was $33,266,253,000, consisting of unrealized gains of $41,800,843,000 on securities that had risen in value since their purchase and $8,534,590,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments
As of March 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (13.5%)
*	Las Vegas Sands Corp.	2,238,359	94,504
*	BorgWarner Inc.	760,456	60,601
*	Chipotle Mexican Grill Inc. Class A	211,653	57,648
*	Liberty Global Inc.	1,270,990	50,827
*	Dollar Tree Inc.	852,141	47,311
*	Sirius XM Radio Inc.	26,869,140	44,603
*	Royal Caribbean Cruises Ltd.	928,070	38,292
	Advance Auto Parts Inc.	544,299	35,717
	Lear Corp.	716,416	35,011
*	DISH Network Corp. Class A	1,364,448	33,238
	PetSmart Inc.	804,796	32,956
*	Fossil Inc.	344,643	32,276
*	TRW Automotive Holdings Corp.	583,841	32,158
*	NVR Inc.	40,008	30,246
	Tractor Supply Co.	499,081	29,875
	Phillips-Van Heusen Corp.	456,677	29,698
	Gentex Corp.	967,906	29,279
	Williams-Sonoma Inc.	713,989	28,917
*	Panera Bread Co. Class A	214,010	27,179
*	Signet Jewelers Ltd.	586,389	26,986
	Tupperware Brands Corp.	432,338	25,815
*	MGM Resorts International	1,896,013	24,933
*	Dick's Sporting Goods Inc.	606,732	24,257
	Sotheby's	459,269	24,158
*	LKQ Corp.	993,244	23,937
*	Tempur-Pedic International Inc.	468,514	23,735
*	Mohawk Industries Inc.	385,160	23,553
*	Deckers Outdoor Corp.	263,856	22,731
	Jarden Corp.	628,747	22,365
*	Visteon Corp.	342,038	21,374
	American Eagle Outfitters Inc.	1,339,606	21,286
	Foot Locker Inc.	1,065,488	21,011
	Polaris Industries Inc.	232,467	20,229
*	Hyatt Hotels Corp. Class A	464,550	19,994
*	Toll Brothers Inc.	989,057	19,554
	Chico's FAS Inc.	1,216,709	18,129
	Service Corp. International	1,632,217	18,052
*	Hanesbrands Inc.	656,355	17,748
*	Warnaco Group Inc.	304,672	17,424
*	Tenneco Inc.	409,448	17,381
*	Dana Holding Corp.	983,914	17,110
	Guess? Inc.	434,786	17,109
*	Penn National Gaming Inc.	454,835	16,856
*	Under Armour Inc. Class A	241,080	16,406
	John Wiley & Sons Inc. Class A	318,681	16,202
	Weight Watchers International Inc.	227,048	15,916
*,^ Liberty Global Inc. Class A		379,737	15,725
	Brunswick Corp.	607,389	15,446
*	Ascena Retail Group Inc.	474,242	15,370

	Brinker International Inc.	607,127	15,360
	Rent-A-Center Inc.	439,217	15,333
*	Dollar General Corp.	467,499	14,656
*	Aeropostale Inc.	597,878	14,540
*	Lamar Advertising Co. Class A	392,410	14,496
*	WMS Industries Inc.	395,732	13,989
*	Bally Technologies Inc.	367,369	13,905
	Six Flags Entertainment Corp.	190,774	13,736
*	DreamWorks Animation SKG Inc. Class A	490,333	13,695
	Aaron's Inc.	499,795	12,675
	Wolverine World Wide Inc.	336,883	12,559
*	Saks Inc.	1,101,479	12,458
	Dillard's Inc. Class A	306,588	12,300
*	Cheesecake Factory Inc.	408,354	12,287
^	Strayer Education Inc.	92,866	12,118
*	Vail Resorts Inc.	246,614	12,025
*	ITT Educational Services Inc.	159,154	11,483
*	Gaylord Entertainment Co.	327,912	11,372
*	Carter's Inc.	393,774	11,274
*	Madison Square Garden Inc. Class A	415,566	11,216
*	Ulta Salon Cosmetics & Fragrance Inc.	230,899	11,113
	Wendy's/Arby's Group Inc. Class A	2,203,778	11,085
*	Timberland Co. Class A	266,035	10,985
	Cooper Tire & Rubber Co.	421,102	10,843
*	ANN Inc.	370,645	10,789
*	CROCS Inc.	603,725	10,770
*	Life Time Fitness Inc.	286,819	10,701
*	Iconix Brand Group Inc.	496,751	10,670
*	Live Nation Entertainment Inc.	1,051,778	10,518
*	Shutterfly Inc.	191,867	10,046
*	Valassis Communications Inc.	342,031	9,967
*,^ Coinstar Inc.		217,006	9,965
	Men's Wearhouse Inc.	360,935	9,767
	Thor Industries Inc.	290,627	9,698
*	Career Education Corp.	426,781	9,696
*	JOS A Bank Clothiers Inc.	189,421	9,638
*	Collective Brands Inc.	440,725	9,511
*	Sally Beauty Holdings Inc.	663,879	9,301
	Hillenbrand Inc.	426,832	9,177
	Morningstar Inc.	156,616	9,143
*	Childrens Place Retail Stores Inc.	177,971	8,868
*	Office Depot Inc.	1,896,880	8,783
*	HSN Inc.	265,035	8,489
	Meredith Corp.	249,759	8,472
*	Jack in the Box Inc.	364,893	8,276
	Jones Group Inc.	600,178	8,252
	Pool Corp.	340,735	8,215
*	Pier 1 Imports Inc.	803,446	8,155
*	Orient-Express Hotels Ltd. Class A	646,968	8,003
	Cracker Barrel Old Country Store Inc.	160,071	7,866
	Matthews International Corp. Class A	202,301	7,799
*	New York Times Co. Class A	811,225	7,682
	Choice Hotels International Inc.	196,159	7,621
*	OfficeMax Inc.	582,628	7,539
*	Steven Madden Ltd.	158,426	7,435
	Arbitron Inc.	184,673	7,392
	Regal Entertainment Group Class A	539,820	7,288
	PF Chang's China Bistro Inc.	157,460	7,273

	Finish Line Inc. Class A	365,850	7,262
	Buckle Inc.	178,915	7,228
*	K12 Inc.	212,543	7,163
	Regis Corp.	395,089	7,009
	National CineMedia Inc.	374,407	6,990
	Group 1 Automotive Inc.	162,697	6,963
*	Cabela's Inc.	275,817	6,898
*	Hibbett Sports Inc.	191,511	6,858
	Monro Muffler Brake Inc.	207,232	6,835
	Bob Evans Farms Inc.	208,349	6,792
	Texas Roadhouse Inc. Class A	399,769	6,792
*	Buffalo Wild Wings Inc.	124,753	6,790
*	Genesco Inc.	164,987	6,632
	MDC Holdings Inc.	258,621	6,556
*	Domino's Pizza Inc.	353,973	6,524
	American Greetings Corp. Class A	274,844	6,486
*	99 Cents Only Stores	321,315	6,298
*	Penske Automotive Group Inc.	309,649	6,199
*	Helen of Troy Ltd.	210,152	6,178
	KB Home	494,921	6,157
*	BJ's Restaurants Inc.	155,640	6,121
	International Speedway Corp. Class A	200,944	5,988
*	Eastman Kodak Co.	1,843,657	5,955
*	Exide Technologies	529,043	5,915
*	DineEquity Inc.	106,911	5,878
*	Vitamin Shoppe Inc.	172,935	5,850
*	Ruby Tuesday Inc.	444,396	5,826
*	Pinnacle Entertainment Inc.	421,883	5,746
	Cinemark Holdings Inc.	295,358	5,715
*	Capella Education Co.	113,326	5,643
*	Belo Corp. Class A	617,884	5,444
	CEC Entertainment Inc.	144,189	5,440
*,^ Blue Nile Inc.		99,117	5,351
*	Meritage Homes Corp.	220,406	5,318
*,^ Education Management Corp.		252,027	5,277
*	American Axle & Manufacturing Holdings Inc.	410,725	5,171
*	American Public Education Inc.	127,183	5,145
*	Modine Manufacturing Co.	318,347	5,138
	Cato Corp. Class A	202,044	4,950
	Stage Stores Inc.	254,515	4,892
*	iRobot Corp.	147,593	4,854
	Ryland Group Inc.	302,452	4,809
*	Skechers U.S.A. Inc. Class A	233,801	4,802
*	Ascent Media Corp. Class A	98,136	4,794
*	Steiner Leisure Ltd.	101,768	4,708
	Columbia Sportswear Co.	79,060	4,698
*	Select Comfort Corp.	380,220	4,585
*	Maidenform Brands Inc.	160,414	4,583
	PEP Boys-Manny Moe & Jack	360,379	4,580
*	Interval Leisure Group Inc.	278,401	4,552
*	Papa John's International Inc.	139,794	4,427
*	Pre-Paid Legal Services Inc.	66,994	4,422
	Scholastic Corp.	163,029	4,408
	Ethan Allen Interiors Inc.	197,099	4,316
*	Peet's Coffee & Tea Inc.	88,540	4,258
*	Federal-Mogul Corp.	170,255	4,239
	Superior Industries International Inc.	164,669	4,222
	Stewart Enterprises Inc. Class A	550,683	4,207

*	Biglari Holdings Inc.	9,863	4,177
*	Asbury Automotive Group Inc.	224,593	4,153
	Sinclair Broadcast Group Inc. Class A	330,593	4,146
*,^ DSW Inc. Class A		102,692	4,104
*	True Religion Apparel Inc.	174,517	4,096
*	RC2 Corp.	145,083	4,077
*,^ Lumber Liquidators Holdings Inc.		160,116	4,001
	Fred's Inc. Class A	296,609	3,951
*	Shuffle Master Inc.	368,633	3,937
*	Quiksilver Inc.	887,411	3,922
*	Clear Channel Outdoor Holdings Inc. Class A	266,182	3,873
*	G-III Apparel Group Ltd.	102,059	3,835
*	Sonic Corp.	422,019	3,819
*	Scientific Games Corp. Class A	434,407	3,797
*	Krispy Kreme Doughnuts Inc.	537,911	3,787
*	Zumiez Inc.	142,535	3,767
*	Dorman Products Inc.	88,356	3,719
	Sonic Automotive Inc. Class A	263,100	3,686
	Brown Shoe Co. Inc.	301,068	3,679
*,^ Boyd Gaming Corp.		384,776	3,605
	Sturm Ruger & Co. Inc.	156,164	3,587
*	Jakks Pacific Inc.	185,141	3,582
	Churchill Downs Inc.	86,131	3,574
	Harte-Hanks Inc.	295,881	3,521
*	Liz Claiborne Inc.	649,072	3,499
*	Denny's Corp.	855,694	3,474
	Ameristar Casinos Inc.	190,278	3,377
*	Charming Shoppes Inc.	783,376	3,337
*	La-Z-Boy Inc.	344,886	3,294
	Oxford Industries Inc.	94,106	3,217
*	Fuel Systems Solutions Inc.	104,596	3,157
*	Universal Electronics Inc.	103,412	3,057
*	Talbots Inc.	491,747	2,970
*	Grand Canyon Education Inc.	203,199	2,946
*	Retail Ventures Inc.	170,022	2,933
	Drew Industries Inc.	130,980	2,925
*	Red Robin Gourmet Burgers Inc.	108,561	2,920
	Callaway Golf Co.	427,815	2,918
*,^ Tesla Motors Inc.		104,649	2,899
*	Amerigon Inc.	186,508	2,848
*	Standard Pacific Corp.	737,394	2,750
*	Wet Seal Inc. Class A	642,139	2,748
	Universal Technical Institute Inc.	141,141	2,745
*	California Pizza Kitchen Inc.	162,018	2,735
*	Warner Music Group Corp.	403,298	2,730
*	Winnebago Industries Inc.	194,843	2,605
	Nutrisystem Inc.	178,366	2,585
*,^ Corinthian Colleges Inc.		578,904	2,559
	World Wrestling Entertainment Inc. Class A	201,718	2,536
	Destination Maternity Corp.	109,050	2,516
*,^ Bridgepoint Education Inc.		144,484	2,471
*	AFC Enterprises Inc.	162,798	2,463
*	Citi Trends Inc.	110,103	2,454
	Barnes & Noble Inc.	265,941	2,444
*	Rentrak Corp.	90,153	2,427
	PetMed Express Inc.	151,777	2,407
*,^ Rue21 Inc.		81,152	2,337
*	Vera Bradley Inc.	55,355	2,337

*	EW Scripps Co. Class A	233,491	2,312
	Volcom Inc.	120,529	2,233
*	Core-Mark Holding Co. Inc.	67,400	2,228
*	Knology Inc.	168,732	2,178
*	Beazer Homes USA Inc.	457,672	2,092
	Express Inc.	106,327	2,078
*	K-Swiss Inc. Class A	183,890	2,072
	Stein Mart Inc.	204,715	2,070
*	Drugstore.Com Inc.	523,292	2,015
*	Unifi Inc.	116,527	1,981
	Ambassadors Group Inc.	178,323	1,953
*	Movado Group Inc.	132,235	1,941
*	Morgans Hotel Group Co.	197,423	1,935
	Speedway Motorsports Inc.	118,941	1,901
*	Kirkland's Inc.	122,158	1,886
	Big 5 Sporting Goods Corp.	157,924	1,882
	Haverty Furniture Cos. Inc.	140,784	1,867
	Christopher & Banks Corp.	285,726	1,852
*	Overstock.com Inc.	117,549	1,848
	Lithia Motors Inc. Class A	126,411	1,843
	HOT Topic Inc.	318,496	1,815
*	M/I Homes Inc.	118,474	1,776
	Lincoln Educational Services Corp.	110,896	1,762
*,^ hhgregg Inc.		129,518	1,734
*	Stoneridge Inc.	118,104	1,727
*	Cavco Industries Inc.	38,080	1,720
	Blyth Inc.	51,858	1,685
*	Dex One Corp.	342,651	1,658
	Spartan Motors Inc.	237,163	1,627
*	Libbey Inc.	98,563	1,626
*	Steinway Musical Instruments Inc.	72,510	1,610
*	Perry Ellis International Inc.	58,451	1,609
*	Journal Communications Inc. Class A	266,642	1,600
*	Pacific Sunwear of California Inc.	442,971	1,599
	Standard Motor Products Inc.	114,801	1,588
*	CKX Inc.	373,850	1,578
*	Shoe Carnival Inc.	55,697	1,562
*	LIN TV Corp. Class A	259,498	1,539
*	MarineMax Inc.	149,970	1,479
	Marcus Corp.	135,345	1,475
*	Insignia Systems Inc.	207,412	1,475
*	Entercom Communications Corp. Class A	132,480	1,460
*	Saga Communications Inc. Class A	41,857	1,456
*	Furniture Brands International Inc.	317,439	1,444
*	Audiovox Corp. Class A	179,779	1,438
*	Smith & Wesson Holding Corp.	394,914	1,402
	Cherokee Inc.	80,296	1,386
*	Entravision Communications Corp. Class A	506,217	1,372
*	Rocky Brands Inc.	88,584	1,354
*	America's Car-Mart Inc.	52,439	1,352
*	Coldwater Creek Inc.	500,127	1,320
	Bebe Stores Inc.	219,065	1,282
*	AH Belo Corp. Class A	153,227	1,281
	CPI Corp.	56,866	1,280
*	Marine Products Corp.	160,016	1,269
	PRIMEDIA Inc.	252,111	1,228
*	Nexstar Broadcasting Group Inc. Class A	140,999	1,222
*	Valuevision Media Inc. Class A	187,357	1,192

	Gaiam Inc. Class A	180,400	1,191
*,^ Hovnanian Enterprises Inc. Class A		330,976	1,168
*	Tuesday Morning Corp.	235,648	1,155
*	Kenneth Cole Productions Inc. Class A	86,869	1,127
	Weyco Group Inc.	45,263	1,107
*	Isle of Capri Casinos Inc.	115,877	1,101
*	New York & Co. Inc.	155,991	1,094
*	Kid Brands Inc.	145,135	1,067
*	Casual Male Retail Group Inc.	213,903	1,050
*	Ruth's Hospitality Group Inc.	201,611	1,040
*,^ McClatchy Co. Class A		305,231	1,038
*,^ Cumulus Media Inc. Class A		238,973	1,037
*	Lifetime Brands Inc.	68,168	1,023
*	Systemax Inc.	75,451	1,020
*	Geeknet Inc.	37,871	1,007
	CSS Industries Inc.	53,199	1,003
*	Midas Inc.	130,690	1,002
*	Caribou Coffee Co. Inc.	97,685	993
*	Red Lion Hotels Corp.	120,508	988
*	Arctic Cat Inc.	61,597	958
*	Fisher Communications Inc.	30,115	936
*	Carrols Restaurant Group Inc.	100,692	933
*,^ LodgeNet Interactive Corp.		249,263	907
*	Famous Dave's Of America Inc.	88,264	863
	Skyline Corp.	41,869	839
	Tandy Leather Factory Inc.	166,905	838
	Learning Tree International Inc.	93,297	820
*	Luby's Inc.	154,587	818
*,^ Bon-Ton Stores Inc.		52,707	817
*	Beasley Broadcasting Group Inc. Class A	111,260	817
*	Martha Stewart Living Omnimedia Class A	219,972	816
*	Bassett Furniture Industries Inc.	102,110	802
	RG Barry Corp.	60,620	794
*	West Marine Inc.	75,295	785
*	Zale Corp.	191,550	764
*	Culp Inc.	81,245	754
*	Multimedia Games Inc.	129,173	740
*	Forward Industries Inc.	184,790	723
*	Motorcar Parts of America Inc.	51,128	715
*	1-800-Flowers.com Inc. Class A	212,399	701
*	Media General Inc. Class A	100,834	694
	Shiloh Industries Inc.	59,186	691
*	Nautilus Inc.	239,023	691
*	Orbitz Worldwide Inc.	193,405	690
	Hooker Furniture Corp.	57,397	686
*	Nobel Learning Communities Inc.	69,008	681
*	Sealy Corp.	266,941	678
*	Charles & Colvard Ltd.	179,486	675
	Flexsteel Industries	44,011	667
*,^ Crown Media Holdings Inc. Class A		287,124	666
*	Leapfrog Enterprises Inc.	153,830	665
	Mac-Gray Corp.	41,155	664
	Frisch's Restaurants Inc.	30,759	654
*	Global Traffic Network Inc.	51,017	636
*,^ SuperMedia Inc.		101,636	634
*	Bravo Brio Restaurant Group Inc.	35,602	630
*	Delta Apparel Inc.	43,631	623
*	Dixie Group Inc.	131,974	615

*	Summer Infant Inc.	75,478	604
*	Monarch Casino & Resort Inc.	57,754	601
*	Jamba Inc.	272,059	599
	Collectors Universe	41,751	592
*	O'Charleys Inc.	96,716	577
*	Rick's Cabaret International Inc.	52,394	573
*	Hollywood Media Corp.	319,258	568
*	Lee Enterprises Inc.	210,151	567
	Outdoor Channel Holdings Inc.	75,730	565
	Strattec Security Corp.	16,776	562
	Ark Restaurants Corp.	38,846	552
	Escalade Inc.	98,010	548
*	Build-A-Bear Workshop Inc.	90,099	545
*	Bluegreen Corp.	131,902	542
*	Stanley Furniture Co. Inc.	94,854	524
*	Cost Plus Inc.	53,050	521
*	Emerson Radio Corp.	213,335	516
*	Benihana Inc. Class A	61,047	516
*	Cache Inc.	112,304	515
*	Brookfield Homes Corp.	54,723	514
*	AC Moore Arts & Crafts Inc.	182,471	500
*,^ Westwood One Inc.		66,392	481
*	MTR Gaming Group Inc.	179,349	475
*	Dover Motorsports Inc.	226,334	453
*	Joe's Jeans Inc.	408,251	433
	Dover Downs Gaming & Entertainment Inc.	118,248	425
*	Nathan's Famous Inc.	24,361	421
*	Ballantyne Strong Inc.	58,266	418
*	Navarre Corp.	217,171	413
*	Perfumania Holdings Inc.	39,291	381
*	Nobility Homes Inc.	40,811	375
*	Town Sports International Holdings Inc.	73,972	374
*	VCG Holding Corp.	167,221	371
	Gaming Partners International Corp.	53,666	370
	Books-A-Million Inc.	88,953	367
*	J Alexander's Corp.	58,978	364
*	Cambium Learning Group Inc.	105,012	357
*	Carmike Cinemas Inc.	49,446	354
*	Vitacost.com Inc.	60,219	343
*	Trans World Entertainment Corp.	194,782	327
*	Carriage Services Inc. Class A	57,955	319
*	McCormick & Schmick's Seafood Restaurants Inc.	41,235	298
*	Morton's Restaurant Group Inc.	41,110	296
*	Bidz.com Inc.	200,074	296
*	Heelys Inc.	126,864	292
*	Century Casinos Inc.	96,100	287
*	Tower International Inc.	15,797	267
*	Princeton Review Inc.	689,156	263
*	Silverleaf Resorts Inc.	107,400	261
*,^ Conn's Inc.		57,103	256
*	Lakes Entertainment Inc.	92,413	250
	Winmark Corp.	5,374	248
*	Full House Resorts Inc.	62,954	240
*	Duckwall-ALCO Stores Inc.	18,698	237
*	Benihana Inc. Class A	27,540	234
*	Emmis Communications Corp. Class A	211,098	215
	Williams Controls Inc.	17,512	194
*	Radio One Inc. Class A	93,623	193

*	Kona Grill Inc.	35,775	189
*	Premier Exhibitions Inc.	98,726	188
*	Golfsmith International Holdings Inc.	44,379	187
*	Harris Interactive Inc.	188,714	186
*	Gray Television Inc.	89,453	185
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		41,851	182
*	Archipelago Learning Inc.	21,159	181
*	US Auto Parts Network Inc.	20,339	177
*,^ American Apparel Inc.		178,214	172
*	Infosonics Corp.	184,032	169
*	Great Wolf Resorts Inc.	72,443	153
*	Bluefly Inc.	46,169	141
*	NTN Buzztime Inc.	274,389	140
*	Empire Resorts Inc.	211,080	131
*	Johnson Outdoors Inc. Class A	7,474	114
*	Cosi Inc.	88,208	109
*	Dreams Inc.	44,337	103
*	Adams Golf Inc.	17,592	96
*,^ Jackson Hewitt Tax Service Inc.		157,830	95
*	ReachLocal Inc.	4,450	89
	Lacrosse Footwear Inc.	4,133	76
*,^ Atrinsic Inc.		17,359	62
*	Syms Corp.	9,144	61
*	Radio One Inc.	25,533	50
*	Hallwood Group Inc.	1,737	46
*	Spanish Broadcasting System Inc.	29,852	28
*	Ambassadors International Inc.	9,636	27
*	SPAR Group Inc.	10,150	18
*	Meade Instruments Corp.	4,548	17
*	Entertainment Gaming Asia Inc.	35,584	12
*	Sport Chalet Inc. Class A	4,985	10
*	Black Diamond Inc.	903	6
*	Ediets.Com Inc.	8,155	5
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	5,255	1
*	GameTech International Inc.	2,000	1
*	Enova Systems Inc.	200	—
			2,667,844
Consumer Staples (3.3%)
	Bunge Ltd.	986,716	71,369
*	Green Mountain Coffee Roasters Inc.	793,310	51,256
	Church & Dwight Co. Inc.	486,791	38,622
*	Energizer Holdings Inc.	482,818	34,357
	Herbalife Ltd.	405,410	32,984
*	Hansen Natural Corp.	473,074	28,493
*	Smithfield Foods Inc.	1,136,334	27,340
	Corn Products International Inc.	518,604	26,874
*	Ralcorp Holdings Inc.	376,267	25,748
	Alberto-Culver Co. Class B	587,528	21,897
*	BJ's Wholesale Club Inc.	374,008	18,259
*	United Natural Foods Inc.	329,682	14,776
	Flowers Foods Inc.	518,673	14,124
*	TreeHouse Foods Inc.	242,693	13,802
*	Darling International Inc.	799,487	12,288
	Ruddick Corp.	292,567	11,290
	Nu Skin Enterprises Inc. Class A	365,705	10,514
	Casey's General Stores Inc.	259,444	10,118
*	Hain Celestial Group Inc.	293,683	9,480

	Diamond Foods Inc.	150,504	8,398
	Lancaster Colony Corp.	131,807	7,988
	Fresh Del Monte Produce Inc.	277,030	7,233
	Universal Corp.	163,113	7,102
^	Vector Group Ltd.	374,935	6,483
	Snyders-Lance Inc.	321,055	6,373
	Andersons Inc.	126,239	6,150
	B&G Foods Inc. Class A	326,655	6,131
^	Sanderson Farms Inc.	132,499	6,084
*	Boston Beer Co. Inc. Class A	62,507	5,789
*	Elizabeth Arden Inc.	167,649	5,031
	WD-40 Co.	116,684	4,940
	Tootsie Roll Industries Inc.	172,933	4,904
*	Central European Distribution Corp.	421,411	4,783
*	Chiquita Brands International Inc.	310,142	4,758
	J&J Snack Foods Corp.	97,831	4,605
*	Rite Aid Corp.	4,342,120	4,603
	Pricesmart Inc.	116,816	4,280
*	Pilgrim's Pride Corp.	530,184	4,088
*	Prestige Brands Holdings Inc.	343,677	3,952
*	Spectrum Brands Holdings Inc.	141,297	3,923
*	Central Garden and Pet Co. Class A	380,345	3,503
*,^ Dole Food Co. Inc.		251,425	3,427
	Weis Markets Inc.	84,335	3,412
	Nash Finch Co.	83,480	3,167
*	Fresh Market Inc.	72,872	2,750
*	Winn-Dixie Stores Inc.	364,018	2,599
*,^ Star Scientific Inc.		557,790	2,532
	Cal-Maine Foods Inc.	85,277	2,516
	Spartan Stores Inc.	165,856	2,453
*	Alliance One International Inc.	593,652	2,387
*	Pantry Inc.	153,687	2,279
*	Smart Balance Inc.	448,515	2,059
	Ingles Markets Inc. Class A	93,451	1,851
*	Revlon Inc. Class A	115,522	1,833
*	Medifast Inc.	90,508	1,788
	Coca-Cola Bottling Co. Consolidated	24,333	1,627
	National Beverage Corp.	116,999	1,606
*	Omega Protein Corp.	113,930	1,537
*	USANA Health Sciences Inc.	43,185	1,490
	Inter Parfums Inc.	80,421	1,489
*	Seneca Foods Corp. Class A	47,280	1,412
	Calavo Growers Inc.	64,007	1,399
	Imperial Sugar Co.	96,816	1,292
	Village Super Market Inc. Class A	41,199	1,199
	Oil-Dri Corp. of America	52,194	1,112
*	Nutraceutical International Corp.	69,249	1,037
*,^ Synutra International Inc.		83,892	965
	Limoneira Co.	40,542	961
*	Susser Holdings Corp.	72,666	951
	Rocky Mountain Chocolate Factory Inc.	90,225	938
	Alico Inc.	33,740	903
*	Reddy Ice Holdings Inc.	294,919	885
*,^ Lifeway Foods Inc.		81,428	849
	MGP Ingredients Inc.	96,698	843
	United-Guardian Inc.	55,616	829
*	John B. Sanfilippo & Son Inc.	69,944	818
	Farmer Bros Co.	63,973	775

	Schiff Nutrition International Inc.	64,950	592
	Arden Group Inc.	7,717	589
*	Natural Alternatives International Inc.	93,702	528
*	Overhill Farms Inc.	80,875	493
*	HQ Sustainable Maritime Industries Inc.	157,945	483
	Female Health Co.	87,287	436
*	Physicians Formula Holdings Inc.	76,439	359
*	Nature's Sunshine Products Inc.	36,317	325
	Orchids Paper Products Co.	23,573	285
*	Parlux Fragrances Inc.	89,346	281
*	Craft Brewers Alliance Inc.	25,172	229
*	Mannatech Inc.	74,328	122
*	IGI Laboratories Inc.	72,619	111
	Reliv International Inc.	43,756	92
*	Primo Water Corp.	3,600	44
*	Crystal Rock Holdings Inc.	600	1
			659,632
Energy (8.2%)
*	Concho Resources Inc.	699,891	75,098
	Cimarex Energy Co.	582,481	67,125
*	Whiting Petroleum Corp.	804,242	59,072
*	Pride International Inc.	1,205,953	51,796
*	Ultra Petroleum Corp.	1,039,021	51,172
*	Petrohawk Energy Corp.	2,055,167	50,434
*,^ Alpha Natural Resources Inc.		823,856	48,912
*	McDermott International Inc.	1,589,718	40,363
	Arch Coal Inc.	1,111,789	40,069
*	Plains Exploration & Production Co.	958,685	34,733
*	Oceaneering International Inc.	370,317	33,125
	SM Energy Co.	432,290	32,072
*	SandRidge Energy Inc.	2,467,794	31,588
	Core Laboratories NV	307,471	31,414
	Patterson-UTI Energy Inc.	1,054,978	31,006
*	Brigham Exploration Co.	799,996	29,744
*	Dresser-Rand Group Inc.	551,333	29,562
*	Forest Oil Corp.	775,821	29,349
*	Oil States International Inc.	346,409	26,376
	Southern Union Co.	852,423	24,396
	EXCO Resources Inc.	1,135,562	23,461
*	Continental Resources Inc.	314,163	22,453
*	Superior Energy Services Inc.	539,823	22,133
	Frontier Oil Corp.	723,887	21,224
	Tidewater Inc.	351,811	21,056
	Lufkin Industries Inc.	208,455	19,484
	World Fuel Services Corp.	474,107	19,253
*	Dril-Quip Inc.	234,972	18,570
	Holly Corp.	302,305	18,368
	CARBO Ceramics Inc.	129,810	18,319
*	Atwood Oceanics Inc.	384,191	17,838
*	Rosetta Resources Inc.	361,042	17,164
*	Unit Corp.	272,373	16,874
*	Energy XXI Bermuda Ltd.	485,133	16,543
	Berry Petroleum Co. Class A	319,300	16,109
*	Patriot Coal Corp.	623,584	16,107
*	Complete Production Services Inc.	476,522	15,158
*	International Coal Group Inc.	1,201,283	13,575
	SEACOR Holdings Inc.	146,129	13,511

*	Key Energy Services Inc.	861,575	13,397
*	ION Geophysical Corp.	1,043,265	13,239
*	McMoRan Exploration Co.	732,211	12,967
*	Bill Barrett Corp.	319,064	12,734
*	Helix Energy Solutions Group Inc.	722,508	12,427
*	Swift Energy Co.	286,584	12,231
*	Quicksilver Resources Inc.	822,998	11,777
*	Bristow Group Inc.	248,295	11,744
*	Cobalt International Energy Inc.	683,584	11,491
*	Stone Energy Corp.	333,973	11,145
*	Exterran Holdings Inc.	432,975	10,275
*	Comstock Resources Inc.	324,890	10,052
*	Northern Oil and Gas Inc.	367,898	9,823
*	Carrizo Oil & Gas Inc.	263,131	9,717
*	Oasis Petroleum Inc.	290,897	9,198
*	Cloud Peak Energy Inc.	417,294	9,009
*	Gulfport Energy Corp.	246,241	8,902
*	Tetra Technologies Inc.	522,099	8,040
*	SemGroup Corp. Class A	284,645	8,016
*	Petroleum Development Corp.	160,417	7,702
	RPC Inc.	284,577	7,205
*	Gulfmark Offshore Inc.	157,979	7,032
*	Global Industries Ltd.	688,061	6,736
*	Approach Resources Inc.	187,154	6,288
	Overseas Shipholding Group Inc.	183,619	5,902
*	Western Refining Inc.	345,283	5,853
*	Hercules Offshore Inc.	860,532	5,688
	Contango Oil & Gas Co.	88,185	5,577
*	Parker Drilling Co.	796,017	5,500
	W&T Offshore Inc.	240,439	5,480
	Penn Virginia Corp.	312,211	5,295
*,^ Clean Energy Fuels Corp.		322,686	5,286
*	Hornbeck Offshore Services Inc.	166,746	5,144
*	Pioneer Drilling Co.	371,640	5,129
*,^ ATP Oil & Gas Corp.		274,771	4,976
*	CVR Energy Inc.	214,676	4,972
*	Newpark Resources Inc.	621,938	4,888
*	James River Coal Co.	190,853	4,613
	Targa Resources Corp.	127,069	4,605
*	Cal Dive International Inc.	645,680	4,507
*	Energy Partners Ltd.	247,814	4,461
*,^ Cheniere Energy Inc.		474,268	4,415
*	Clayton Williams Energy Inc.	40,981	4,332
*	Basic Energy Services Inc.	168,610	4,301
*	Harvest Natural Resources Inc.	270,033	4,115
*,^ Goodrich Petroleum Corp.		173,277	3,850
	Gulf Island Fabrication Inc.	111,718	3,594
*,^ Hyperdynamics Corp.		770,649	3,560
*	USEC Inc.	808,979	3,560
*,^ BPZ Resources Inc.		670,041	3,558
*	Willbros Group Inc.	295,433	3,226
*	Petroquest Energy Inc.	343,468	3,215
*	Vaalco Energy Inc.	411,874	3,196
	Crosstex Energy Inc.	320,501	3,189
*	Abraxas Petroleum Corp.	544,490	3,185
*,^ Magnum Hunter Resources Corp.		370,480	3,175
*	Georesources Inc.	97,441	3,047
*	OYO Geospace Corp.	30,751	3,031

*	Matrix Service Co.	200,608	2,788
*	FX Energy Inc.	326,635	2,731
*	Venoco Inc.	159,372	2,724
*	Warren Resources Inc.	484,787	2,468
*	Rentech Inc.	1,863,218	2,329
*	Dawson Geophysical Co.	51,766	2,272
*	Rex Energy Corp.	194,011	2,260
*	Callon Petroleum Co.	266,951	2,074
*	Vantage Drilling Co.	998,210	1,797
*	PHI Inc.	78,066	1,796
*	Bronco Drilling Co. Inc.	158,597	1,792
*,^ Uranium Resources Inc.		857,003	1,783
*,^ Uranium Energy Corp.		442,076	1,764
*	Endeavour International Corp.	134,547	1,709
*	Mitcham Industries Inc.	124,443	1,699
*	Toreador Resources Corp.	153,086	1,650
*	Syntroleum Corp.	665,993	1,505
*	Triangle Petroleum Corp.	175,093	1,453
^	Houston American Energy Corp.	91,527	1,410
*,^ GMX Resources Inc.		226,164	1,395
	Alon USA Energy Inc.	94,249	1,291
*	Westmoreland Coal Co.	87,553	1,283
	Panhandle Oil and Gas Inc. Class A	40,303	1,276
	Delek US Holdings Inc.	91,209	1,237
*	RAM Energy Resources Inc.	590,339	1,228
^	General Maritime Corp.	578,232	1,185
*	Natural Gas Services Group Inc.	65,260	1,159
*	Delta Petroleum Corp.	1,256,520	1,143
*	Bolt Technology Corp.	75,208	1,018
*	Union Drilling Inc.	97,984	1,004
*,^ Royale Energy Inc.		188,357	987
*	CREDO Petroleum Corp.	69,275	886
*	Double Eagle Petroleum Co.	93,748	853
*,^ Green Plains Renewable Energy Inc.		70,308	845
*	Verenium Corp.	251,894	766
*	Evolution Petroleum Corp.	79,425	620
*	CAMAC Energy Inc.	399,392	599
*	ENGlobal Corp.	128,031	580
*,^ Amyris Inc.		20,136	575
*,^ Tengasco Inc.		467,280	547
*	Crimson Exploration Inc.	121,288	495
*	Gasco Energy Inc.	946,291	445
*,^ Pacific Ethanol Inc.		693,301	434
*	REX American Resources Corp.	27,049	432
*,^ Evergreen Energy Inc.		127,544	395
*,^ Zion Oil & Gas Inc.		77,189	372
*	TGC Industries Inc.	47,588	370
*	Geokinetics Inc.	43,464	366
*,^ Isramco Inc.		5,453	354
*	Barnwell Industries Inc.	44,309	318
*,^ Miller Petroleum Inc.		55,075	275
*	PHI Inc.	11,490	254
*,^ Tri-Valley Corp.		473,314	237
*	PostRock Energy Corp.	36,676	234
*,^ Pyramid Oil Co.		32,500	230
*	GeoMet Inc.	138,562	227
*	Magellan Petroleum Corp.	74,828	182
*	HKN Inc.	61,591	181

*	FieldPoint Petroleum Corp.	27,083	126
*	NGAS Resources Inc.	181,432	125
*,^ Cubic Energy Inc.		106,015	76
*	BioFuel Energy Corp.	91,640	75
*,^ Sulphco Inc.		522,729	74
*	HKN Inc. Rights Exp. 4/7/11	46,073	43
*	GreenHunter Energy Inc.	40,759	36
*,^ Zion Oil & Gas Inc. Warrants		12,066	26
*	GeoPetro Resources Co.	24,000	15
*	Lucas Energy Inc.	500	2
			1,619,058
Financials (19.2%)
	BlackRock Inc.	651,163	130,890
	New York Community Bancorp Inc.	2,981,270	51,457
	Macerich Co.	890,272	44,095
	AMB Property Corp.	1,154,280	41,519
	SL Green Realty Corp.	537,308	40,406
*	Affiliated Managers Group Inc.	353,635	38,677
	TD Ameritrade Holding Corp.	1,834,308	38,282
	Nationwide Health Properties Inc.	863,922	36,743
	Lazard Ltd. Class A	871,749	36,247
^	Digital Realty Trust Inc.	622,484	36,191
	Rayonier Inc.	552,428	34,422
	Federal Realty Investment Trust	421,061	34,342
	Reinsurance Group of America Inc. Class A	537,216	33,726
	Everest Re Group Ltd.	370,695	32,688
	UDR Inc.	1,246,612	30,380
*	MSCI Inc. Class A	813,599	29,957
	Realty Income Corp.	854,546	29,866
	Alexandria Real Estate Equities Inc.	378,804	29,535
	Jones Lang LaSalle Inc.	292,017	29,126
*	Markel Corp.	66,858	27,709
	Essex Property Trust Inc.	218,704	27,119
	Camden Property Trust	474,910	26,984
	Raymond James Financial Inc.	687,264	26,281
	Eaton Vance Corp.	811,389	26,159
	Liberty Property Trust	781,876	25,724
	WR Berkley Corp.	785,577	25,303
	RenaissanceRe Holdings Ltd.	359,823	24,824
	HCC Insurance Holdings Inc.	789,280	24,712
	Cullen/Frost Bankers Inc.	417,223	24,625
	Regency Centers Corp.	560,384	24,365
	Duke Realty Corp.	1,726,066	24,182
	SEI Investments Co.	998,696	23,849
	Waddell & Reed Financial Inc. Class A	585,497	23,777
*	American Capital Ltd.	2,336,361	23,130
	Piedmont Office Realty Trust Inc. Class A	1,172,905	22,766
	Arthur J Gallagher & Co.	739,335	22,483
	Old Republic International Corp.	1,755,552	22,278
	East West Bancorp Inc.	1,013,143	22,249
	Senior Housing Properties Trust	965,481	22,245
	Validus Holdings Ltd.	665,648	22,186
	Jefferies Group Inc.	870,219	21,703
	Fidelity National Financial Inc. Class A	1,523,838	21,532
	Commerce Bancshares Inc.	530,916	21,470
	BRE Properties Inc.	440,868	20,800
	Weingarten Realty Investors	824,515	20,662

	Brown & Brown Inc.	800,493	20,653
	Transatlantic Holdings Inc.	423,788	20,626
*	Popular Inc.	6,993,753	20,352
	Taubman Centers Inc.	377,937	20,250
	Mack-Cali Realty Corp.	589,624	19,988
	Hospitality Properties Trust	845,325	19,569
	First Niagara Financial Group Inc.	1,431,455	19,439
	Developers Diversified Realty Corp.	1,350,866	18,912
	White Mountains Insurance Group Ltd.	50,617	18,435
	City National Corp.	320,489	18,284
	American Financial Group Inc.	520,581	18,231
	CBL & Associates Properties Inc.	1,011,720	17,624
	Associated Banc-Corp	1,185,182	17,600
*	Forest City Enterprises Inc. Class A	914,201	17,214
	Highwoods Properties Inc.	491,001	17,190
	BioMed Realty Trust Inc.	895,999	17,042
	TCF Financial Corp.	1,065,617	16,901
*	Stifel Financial Corp.	233,381	16,754
	Ares Capital Corp.	986,802	16,677
	Corporate Office Properties Trust	458,182	16,559
*	SVB Financial Group	288,466	16,422
	Allied World Assurance Co. Holdings Ltd.	258,537	16,208
*	Alleghany Corp.	48,717	16,124
	Apollo Investment Corp.	1,336,551	16,119
*,^ St. Joe Co.		635,184	15,924
	Douglas Emmett Inc.	845,745	15,858
	Bank of Hawaii Corp.	330,147	15,788
*	Signature Bank	277,896	15,673
	Protective Life Corp.	586,703	15,577
	CapitalSource Inc.	2,212,634	15,577
	Mid-America Apartment Communities Inc.	242,495	15,568
	Valley National Bancorp	1,105,006	15,426
	Home Properties Inc.	258,296	15,227
	Omega Healthcare Investors Inc.	678,499	15,158
	Fulton Financial Corp.	1,363,149	15,145
	American Campus Communities Inc.	457,033	15,082
	National Retail Properties Inc.	571,819	14,942
	Entertainment Properties Trust	318,574	14,916
	Tanger Factory Outlet Centers	554,643	14,554
	StanCorp Financial Group Inc.	315,119	14,533
	Alterra Capital Holdings Ltd.	630,398	14,083
	Hanover Insurance Group Inc.	308,864	13,976
	Kilroy Realty Corp.	358,285	13,912
	LaSalle Hotel Properties	514,106	13,881
	Washington Real Estate Investment Trust	444,764	13,828
	Prosperity Bancshares Inc.	319,312	13,657
	Washington Federal Inc.	770,291	13,357
	Aspen Insurance Holdings Ltd.	484,047	13,340
*	ProAssurance Corp.	210,397	13,333
	Endurance Specialty Holdings Ltd.	270,265	13,194
	Post Properties Inc.	334,786	13,140
*	CNO Financial Group Inc.	1,720,226	12,919
	Synovus Financial Corp.	5,370,954	12,890
	CommonWealth REIT	494,352	12,838
	DiamondRock Hospitality Co.	1,137,445	12,705
	FirstMerit Corp.	744,423	12,700
	Extra Space Storage Inc.	600,351	12,433
	Assured Guaranty Ltd.	818,393	12,194

Equity Lifestyle Properties Inc.	211,509	12,193
Erie Indemnity Co. Class A	169,634	12,063
First American Financial Corp.	714,452	11,788
Delphi Financial Group Inc.	372,254	11,432
Greenhill & Co. Inc.	173,701	11,428
Brandywine Realty Trust	921,021	11,181
Colonial Properties Trust	575,044	11,070
Iberiabank Corp.	184,094	11,070
Potlatch Corp.	274,274	11,026
Webster Financial Corp.	501,612	10,750
* MBIA Inc.	1,067,340	10,716
* Ezcorp Inc. Class A	341,234	10,711
^ NewAlliance Bancshares Inc.	719,840	10,682
Unitrin Inc.	340,730	10,522
* MGIC Investment Corp.	1,166,829	10,373
Healthcare Realty Trust Inc.	452,612	10,274
Westamerica Bancorporation	199,356	10,241
DuPont Fabros Technology Inc.	412,419	10,001
* Portfolio Recovery Associates Inc.	116,887	9,951
Platinum Underwriters Holdings Ltd.	255,018	9,714
Mercury General Corp.	244,064	9,550
Northwest Bancshares Inc.	758,627	9,513
Primerica Inc.	368,493	9,400
Cash America International Inc.	202,678	9,333
* Howard Hughes Corp.	131,864	9,315
* MF Global Holdings Ltd.	1,117,759	9,255
DCT Industrial Trust Inc.	1,664,603	9,239
Cathay General Bancorp	538,151	9,175
Trustmark Corp.	389,445	9,121
National Health Investors Inc.	189,913	9,101
Whitney Holding Corp.	662,256	9,020
* Knight Capital Group Inc. Class A	672,016	9,005
Umpqua Holdings Corp.	784,685	8,977
BOK Financial Corp.	172,624	8,921
Medical Properties Trust Inc.	762,229	8,819
Wintrust Financial Corp.	236,981	8,709
FNB Corp.	826,130	8,707
Susquehanna Bancshares Inc.	889,460	8,316
* PHH Corp.	380,140	8,276
* Sunstone Hotel Investors Inc.	807,963	8,233
EastGroup Properties Inc.	184,757	8,124
* First Cash Financial Services Inc.	210,150	8,112
Astoria Financial Corp.	563,802	8,102
Lexington Realty Trust	856,304	8,006
BancorpSouth Inc.	503,480	7,779
MB Financial Inc.	370,203	7,759
Hancock Holding Co.	234,550	7,703
UMB Financial Corp.	205,075	7,661
* Strategic Hotels & Resorts Inc.	1,187,118	7,657
Sovran Self Storage Inc.	189,597	7,499
Montpelier Re Holdings Ltd.	423,926	7,491
PS Business Parks Inc.	128,204	7,428
Glacier Bancorp Inc.	493,201	7,423
First Financial Bankshares Inc.	142,936	7,343
First Citizens BancShares Inc. Class A	36,459	7,313
^ Prospect Capital Corp.	590,135	7,206
Symetra Financial Corp.	526,604	7,162
Argo Group International Holdings Ltd.	212,954	7,036

* World Acceptance Corp.	107,833	7,031
United Bankshares Inc.	263,141	6,978
Old National Bancorp	649,569	6,963
Tower Group Inc.	286,049	6,874
Franklin Street Properties Corp.	479,523	6,747
First Financial Bancorp	398,082	6,644
International Bancshares Corp.	361,975	6,639
* Ocwen Financial Corp.	599,548	6,607
* Texas Capital Bancshares Inc.	253,341	6,584
National Penn Bancshares Inc.	846,502	6,552
RLI Corp.	113,519	6,544
BankUnited Inc.	227,542	6,533
Selective Insurance Group Inc.	368,385	6,373
Glimcher Realty Trust	684,370	6,330
Radian Group Inc.	911,759	6,209
MarketAxess Holdings Inc.	255,580	6,185
PrivateBancorp Inc. Class A	401,337	6,136
Hersha Hospitality Trust Class A	1,031,153	6,125
Pebblebrook Hotel Trust	273,478	6,058
Equity One Inc.	321,984	6,044
Sterling Bancshares Inc.	699,571	6,023
First Midwest Bancorp Inc.	507,841	5,987
U-Store-It Trust	565,440	5,948
Cousins Properties Inc.	709,214	5,922
Fifth Street Finance Corp.	441,763	5,898
TFS Financial Corp.	548,846	5,829
* iStar Financial Inc.	633,565	5,816
CVB Financial Corp.	620,250	5,775
LTC Properties Inc.	203,621	5,771
* Greenlight Capital Re Ltd. Class A	202,342	5,708
Employers Holdings Inc.	276,039	5,703
Alexander's Inc.	13,932	5,670
Park National Corp.	83,008	5,547
Community Bank System Inc.	227,673	5,526
First Potomac Realty Trust	349,056	5,498
CNA Financial Corp.	184,554	5,454
* First Industrial Realty Trust Inc.	456,572	5,429
Pennsylvania Real Estate Investment Trust	379,876	5,421
NBT Bancorp Inc.	236,494	5,390
* Financial Engines Inc.	194,291	5,355
optionsXpress Holdings Inc.	291,912	5,345
Artio Global Investors Inc. Class A	330,243	5,337
KBW Inc.	201,460	5,276
Provident Financial Services Inc.	356,104	5,270
American Equity Investment Life Holding Co.	401,692	5,270
Acadia Realty Trust	276,009	5,222
* Investment Technology Group Inc.	286,962	5,220
* Dollar Financial Corp.	250,506	5,198
Columbia Banking System Inc.	269,557	5,167
Investors Real Estate Trust	540,677	5,136
Infinity Property & Casualty Corp.	85,989	5,115
Oritani Financial Corp.	402,071	5,098
Sun Communities Inc.	142,858	5,093
Inland Real Estate Corp.	520,988	4,970
PacWest Bancorp	221,300	4,813
Safety Insurance Group Inc.	103,291	4,763
* Investors Bancorp Inc.	318,787	4,747
* Pico Holdings Inc.	155,709	4,681

American National Insurance Co.	58,507	4,632
* Forestar Group Inc.	243,217	4,626
* Pinnacle Financial Partners Inc.	279,614	4,625
Interactive Brokers Group Inc.	289,208	4,596
* Credit Acceptance Corp.	64,683	4,590
Horace Mann Educators Corp.	271,850	4,567
Associated Estates Realty Corp.	283,716	4,505
First Commonwealth Financial Corp.	649,348	4,448
Ashford Hospitality Trust Inc.	402,510	4,436
* National Financial Partners Corp.	299,610	4,419
* Navigators Group Inc.	85,567	4,407
Brookline Bancorp Inc.	404,590	4,260
* Piper Jaffray Cos.	99,798	4,135
* Sterling Financial Corp.	240,412	4,027
Evercore Partners Inc. Class A	115,271	3,953
Education Realty Trust Inc.	491,689	3,948
Getty Realty Corp.	171,684	3,928
Oriental Financial Group Inc.	312,716	3,925
American Assets Trust Inc.	184,300	3,920
Capitol Federal Financial Inc.	345,347	3,892
Bank of the Ozarks Inc.	89,040	3,892
Independent Bank Corp.	144,076	3,891
Meadowbrook Insurance Group Inc.	372,604	3,856
FBL Financial Group Inc. Class A	123,511	3,794
Universal Health Realty Income Trust	93,558	3,792
* HFF Inc. Class A	250,053	3,761
* Western Alliance Bancorp	453,675	3,729
City Holding Co.	105,041	3,714
Wesco Financial Corp.	9,516	3,704
Chemical Financial Corp.	185,561	3,698
* Safeguard Scientifics Inc.	179,631	3,655
WesBanco Inc.	176,351	3,652
S&T Bancorp Inc.	166,813	3,598
* FelCor Lodging Trust Inc.	586,458	3,595
Wilmington Trust Corp.	791,333	3,577
Saul Centers Inc.	79,690	3,550
Cohen & Steers Inc.	118,915	3,529
Boston Private Financial Holdings Inc.	495,742	3,505
* LPL Investment Holdings Inc.	97,839	3,504
* Internet Capital Group Inc.	245,055	3,480
MCG Capital Corp.	530,510	3,448
* Tejon Ranch Co.	92,112	3,384
Flushing Financial Corp.	223,124	3,325
* Nara Bancorp Inc.	339,681	3,268
BGC Partners Inc. Class A	350,261	3,254
Home Bancshares Inc.	142,745	3,247
* Virtus Investment Partners Inc.	54,892	3,234
* PMI Group Inc.	1,196,085	3,229
Renasant Corp.	185,965	3,158
Simmons First National Corp. Class A	116,081	3,145
Nelnet Inc. Class A	141,781	3,095
BlackRock Kelso Capital Corp.	303,121	3,071
Dime Community Bancshares Inc.	207,460	3,062
Trustco Bank Corp. NY	515,057	3,054
Harleysville Group Inc.	91,019	3,015
PennantPark Investment Corp.	251,957	3,003
United Fire & Casualty Co.	147,994	2,991
* West Coast Bancorp	857,604	2,976

* AMERISAFE Inc.	134,172	2,967
Ramco-Gershenson Properties Trust	236,611	2,965
Sabra Healthcare REIT Inc.	167,166	2,944
* CNA Surety Corp.	115,316	2,913
Danvers Bancorp Inc.	135,622	2,905
Duff & Phelps Corp. Class A	181,441	2,899
Hercules Technology Growth Capital Inc.	263,321	2,897
Community Trust Bancorp Inc.	104,371	2,888
* FPIC Insurance Group Inc.	76,115	2,885
Chesapeake Lodging Trust	164,986	2,872
Flagstone Reinsurance Holdings SA	316,909	2,855
Amtrust Financial Services Inc.	148,923	2,840
SCBT Financial Corp.	84,881	2,825
First Financial Corp.	83,710	2,783
Campus Crest Communities Inc.	224,870	2,660
* Hilltop Holdings Inc.	263,027	2,641
Urstadt Biddle Properties Inc. Class A	132,376	2,518
* Intl. FCStone Inc.	97,142	2,469
Cardinal Financial Corp.	211,619	2,467
Parkway Properties Inc.	144,935	2,464
* Encore Capital Group Inc.	102,552	2,429
Winthrop Realty Trust	198,194	2,428
National Western Life Insurance Co. Class A	14,951	2,426
* Center Financial Corp.	329,853	2,421
* Southwest Bancorp Inc.	170,537	2,420
* Citizens Republic Bancorp Inc.	2,689,060	2,393
* United Community Banks Inc.	1,008,876	2,391
Maiden Holdings Ltd.	317,845	2,381
Provident New York Bancorp	230,463	2,378
Washington Trust Bancorp Inc.	99,997	2,374
WSFS Financial Corp.	49,515	2,332
Sandy Spring Bancorp Inc.	126,299	2,331
Calamos Asset Management Inc. Class A	140,498	2,331
MVC Capital Inc.	169,380	2,324
^ TowneBank	146,975	2,302
National Interstate Corp.	110,300	2,300
* Beneficial Mutual Bancorp Inc.	265,915	2,292
SY Bancorp Inc.	90,673	2,281
Advance America Cash Advance Centers Inc.	429,177	2,275
Bancfirst Corp.	52,943	2,260
Tompkins Financial Corp.	53,547	2,225
* eHealth Inc.	166,080	2,209
GFI Group Inc.	433,664	2,177
Oppenheimer Holdings Inc. Class A	64,882	2,174
StellarOne Corp.	150,811	2,142
* Eagle Bancorp Inc.	151,793	2,133
OneBeacon Insurance Group Ltd. Class A	153,945	2,083
* Ameris Bancorp	201,098	2,043
* Phoenix Cos. Inc.	748,685	2,036
* Hanmi Financial Corp.	1,641,177	2,035
GAMCO Investors Inc.	43,649	2,024
Westfield Financial Inc.	222,811	2,019
* NewStar Financial Inc.	184,613	2,016
Kite Realty Group Trust	377,695	2,006
1st Source Corp.	97,893	1,962
TICC Capital Corp.	178,863	1,944
* Global Indemnity plc	88,235	1,939
Southside Bancshares Inc.	90,597	1,939

Cedar Shopping Centers Inc.	319,783	1,928
Berkshire Hills Bancorp Inc.	91,506	1,908
* First Republic Bank	61,700	1,907
SeaBright Holdings Inc.	185,192	1,898
* Bancorp Inc.	205,635	1,898
Great Southern Bancorp Inc.	88,446	1,897
* Citizens Inc.	254,888	1,861
* Flagstar Bancorp Inc.	1,234,178	1,851
* Gramercy Capital Corp.	433,960	1,840
Lakeland Financial Corp.	80,946	1,836
Arrow Financial Corp.	73,184	1,811
CBOE Holdings Inc.	61,222	1,774
^ German American Bancorp Inc.	103,111	1,772
Kearny Financial Corp.	176,700	1,772
Financial Institutions Inc.	99,851	1,747
Cogdell Spencer Inc.	291,486	1,731
Triangle Capital Corp.	95,409	1,723
Capital Southwest Corp.	18,809	1,722
MainSource Financial Group Inc.	171,075	1,712
* TradeStation Group Inc.	243,012	1,706
OceanFirst Financial Corp.	121,737	1,698
Baldwin & Lyons Inc.	72,466	1,697
Univest Corp. of Pennsylvania	95,631	1,695
State Auto Financial Corp.	92,745	1,690
Abington Bancorp Inc.	138,000	1,688
Federal Agricultural Mortgage Corp.	87,392	1,670
Sterling Bancorp	165,538	1,657
Lakeland Bancorp Inc.	159,527	1,656
Hudson Pacific Properties Inc.	112,146	1,649
National Bankshares Inc.	56,747	1,640
^ Main Street Capital Corp.	87,470	1,614
Camden National Corp.	46,935	1,607
* Metro Bancorp Inc.	130,046	1,606
First Busey Corp.	310,115	1,575
Agree Realty Corp.	70,143	1,575
Monmouth Real Estate Investment Corp. Class A	191,577	1,573
West Bancorporation Inc.	196,963	1,572
Republic Bancorp Inc. Class A	80,497	1,568
* Seacoast Banking Corp. of Florida	985,725	1,557
Westwood Holdings Group Inc.	38,437	1,547
Northfield Bancorp Inc.	109,695	1,514
* LaBranche & Co. Inc.	382,833	1,505
CapLease Inc.	273,042	1,496
^ Kohlberg Capital Corp.	178,140	1,471
Heartland Financial USA Inc.	86,042	1,463
United Financial Bancorp Inc.	88,576	1,462
Coresite Realty Corp.	92,046	1,458
* 1st United Bancorp Inc.	206,723	1,451
Hudson Valley Holding Corp.	65,331	1,437
Sanders Morris Harris Group Inc.	178,460	1,429
Bank Mutual Corp.	336,241	1,422
ESSA Bancorp Inc.	107,679	1,421
Gladstone Capital Corp.	125,422	1,419
One Liberty Properties Inc.	93,658	1,412
First Bancorp	105,876	1,404
Suffolk Bancorp	66,860	1,403
Gladstone Commercial Corp.	75,048	1,369
Presidential Life Corp.	139,499	1,329

	ViewPoint Financial Group	98,013	1,274
	First Merchants Corp.	153,484	1,269
*,^ Taylor Capital Group Inc.		120,532	1,267
*	NewBridge Bancorp	253,703	1,263
	Stewart Information Services Corp.	120,452	1,262
*	Meridian Interstate Bancorp Inc.	89,087	1,252
*	Harris & Harris Group Inc.	230,593	1,241
	NGP Capital Resources Co.	128,595	1,240
	Northrim BanCorp Inc.	64,897	1,239
	Mission West Properties Inc.	187,233	1,230
	BankFinancial Corp.	133,485	1,227
*	Virginia Commerce Bancorp Inc.	213,684	1,227
	Consolidated-Tomoka Land Co.	37,755	1,223
	SWS Group Inc.	199,092	1,208
	Trico Bancshares	73,383	1,197
*	Cape Bancorp Inc.	121,385	1,194
	Arlington Asset Investment Corp. Class A	39,098	1,190
	Diamond Hill Investment Group Inc.	14,787	1,183
	Gladstone Investment Corp.	152,099	1,180
	Citizens & Northern Corp.	69,957	1,176
*	OmniAmerican Bancorp Inc.	73,421	1,163
	Asta Funding Inc.	134,804	1,154
	Territorial Bancorp Inc.	57,839	1,152
	Home Federal Bancorp Inc.	97,241	1,145
*	Heritage Financial Corp.	80,009	1,134
	Clifton Savings Bancorp Inc.	94,772	1,125
	Century Bancorp Inc. Class A	41,931	1,122
	Capital City Bank Group Inc.	88,092	1,117
	Merchants Bancshares Inc.	41,466	1,098
	First Interstate Bancsystem Inc.	79,717	1,084
	Banner Corp.	452,608	1,073
	First Community Bancshares Inc.	75,440	1,070
*	Netspend Holdings Inc.	101,461	1,067
	EMC Insurance Group Inc.	42,930	1,066
	Donegal Group Inc. Class B	63,194	1,065
*	Guaranty Bancorp	824,536	1,064
*,^ Green Dot Corp. Class A		24,654	1,058
	Wilshire Bancorp Inc.	214,557	1,051
*	First California Financial Group Inc.	279,433	1,048
	CoBiz Financial Inc.	150,666	1,047
*	Doral Financial Corp.	940,831	1,035
	Penns Woods Bancorp Inc.	26,551	1,034
*	Pacific Mercantile Bancorp	242,059	1,029
*	Terreno Realty Corp.	59,599	1,027
	First Financial Holdings Inc.	89,804	1,016
	American National Bankshares Inc.	45,011	1,013
	Enterprise Financial Services Corp.	71,725	1,009
	Washington Banking Co.	69,819	984
*	Avatar Holdings Inc.	49,637	982
*	Thomas Properties Group Inc.	293,023	982
	Peoples Bancorp Inc.	81,388	978
*	First Financial Northwest Inc.	171,507	978
	Tower Bancorp Inc.	43,682	974
	Union First Market Bankshares Corp.	85,366	960
	First of Long Island Corp.	34,170	948
	First Bancorp Inc.	61,813	943
	Crawford & Co. Class B	197,436	940
	Center Bancorp Inc.	97,116	931

	Bryn Mawr Bank Corp.	45,077	927
	ESB Financial Corp.	62,209	919
*	Republic First Bancorp Inc.	325,489	908
	Orrstown Financial Services Inc.	32,143	900
*,^ CompuCredit Holdings Corp.		136,539	897
*	Park Sterling Corp.	181,534	880
*,^ First BanCorp		172,126	861
	Kansas City Life Insurance Co.	26,207	838
*	Gleacher & Co. Inc.	477,090	830
	Chatham Lodging Trust	51,026	829
*	Bridge Capital Holdings	87,803	829
*	Sun Bancorp Inc.	237,101	825
	Pulaski Financial Corp.	109,317	820
	US Global Investors Inc. Class A	100,715	817
*	MPG Office Trust Inc.	220,042	816
	Epoch Holding Corp.	51,302	810
*	American Safety Insurance Holdings Ltd.	37,743	809
*	Tree.com Inc.	136,417	805
	Fox Chase Bancorp Inc.	57,531	801
	Excel Trust Inc.	67,258	793
*	AmeriServ Financial Inc.	333,911	791
	Eastern Insurance Holdings Inc.	60,354	785
	Bridge Bancorp Inc.	35,063	784
	Pzena Investment Management Inc. Class A	107,549	759
*	Home Bancorp Inc.	49,238	754
	MutualFirst Financial Inc.	80,909	749
	FXCM Inc. Class A	54,500	710
	JMP Group Inc.	82,133	707
*	First Marblehead Corp.	319,105	702
	Bank of Marin Bancorp	18,800	702
*	FBR Capital Markets Corp.	195,372	699
*	Asset Acceptance Capital Corp.	129,871	697
*	Fidelity Southern Corp.	87,159	697
	Universal Insurance Holdings Inc.	127,770	693
	Pacific Continental Corp.	67,485	688
*	Penson Worldwide Inc.	102,379	687
	Rockville Financial Inc.	65,846	687
	Centerstate Banks Inc.	98,068	686
*	Unity Bancorp Inc.	98,080	682
	Indiana Community Bancorp	42,907	675
	Meta Financial Group Inc.	40,775	672
*,^ Macatawa Bank Corp.		267,990	667
	MicroFinancial Inc.	149,815	661
*	MetroCorp Bancshares Inc.	99,334	661
*	Ladenburg Thalmann Financial Services Inc.	570,900	657
	State Bancorp Inc.	62,596	650
*	Marlin Business Services Corp.	52,686	650
*	Chicopee Bancorp Inc.	45,888	649
	PMC Commercial Trust	74,150	643
	TF Financial Corp.	30,391	633
^	Life Partners Holdings Inc.	78,503	631
	Bancorp Rhode Island Inc.	20,379	629
*	Kennedy-Wilson Holdings Inc.	57,638	626
	Urstadt Biddle Properties Inc.	38,700	622
	Tortoise Capital Resources Corp.	69,433	610
*	Nicholas Financial Inc.	49,675	603
	Ocean Shore Holding Co.	45,711	594
	CNB Financial Corp.	40,808	592

*	Capital Bank Corp.	155,437	591
	Provident Financial Holdings Inc.	71,199	590
*,^ United Security Bancshares		159,091	581
*	Mercantile Bank Corp.	58,507	573
	UMH Properties Inc.	57,498	572
*	Riverview Bancorp Inc.	185,647	568
	Shore Bancshares Inc.	57,729	563
	Middleburg Financial Corp.	31,177	555
	Alliance Financial Corp.	16,429	548
	Medallion Financial Corp.	62,326	548
*,^ BankAtlantic Bancorp Inc. Class A		587,347	540
*	Heritage Commerce Corp.	113,974	539
	Peapack Gladstone Financial Corp.	39,602	525
	QC Holdings Inc.	120,949	524
*,^ Hampton Roads Bankshares Inc.		613,892	522
*	Pacific Capital Bancorp NA	17,434	517
	Sierra Bancorp	46,020	515
	Legacy Bancorp Inc.	39,723	508
	Kaiser Federal Financial Group Inc.	41,041	505
	CFS Bancorp Inc.	89,648	504
	BCB Bancorp Inc.	47,943	501
	Golub Capital BDC Inc.	31,729	501
	Donegal Group Inc. Class A	37,306	499
*	BofI Holding Inc.	31,749	493
*	Central Pacific Financial Corp. Rights	34,775	491
*	Community Capital Corp.	155,816	491
*	Yadkin Valley Financial Corp.	203,956	487
*	Intervest Bancshares Corp. Class A	188,844	482
*	Maui Land & Pineapple Co. Inc.	82,523	470
	First South Bancorp Inc.	94,036	469
*	NASB Financial Inc.	28,485	461
*	Timberland Bancorp Inc.	81,579	458
	Roma Financial Corp.	41,283	457
*	Cowen Group Inc. Class A	113,537	455
*,^ Green Bankshares Inc.		162,652	454
*	Waterstone Financial Inc.	143,336	440
	Peoples Bancorp of North Carolina Inc.	64,718	428
*	Louisiana Bancorp Inc.	28,268	427
	United Security Bancshares	48,030	416
*	Firstcity Financial Corp.	63,998	413
*	United Community Financial Corp.	307,892	413
*	WSB Holdings Inc.	125,152	412
	21st Century Holding Co.	130,072	401
	Citizens Holding Co.	18,094	387
	Ames National Corp.	20,194	386
*	ZipRealty Inc.	130,134	377
	Ohio Valley Banc Corp.	17,715	374
*	Stratus Properties Inc.	27,259	370
*,^ Cascade Bancorp		55,215	364
	Citizens South Banking Corp.	81,810	364
*	Tennessee Commerce Bancorp Inc.	74,088	364
*	Encore Bancshares Inc.	29,459	358
*	First Defiance Financial Corp.	25,073	357
	Parkvale Financial Corp.	36,069	353
*	Preferred Bank	234,698	350
*	MBT Financial Corp.	221,335	336
*	American River Bankshares	50,071	335
	VIST Financial Corp.	37,845	331

*	Student Loan Corp. Escrow	130,369	326
	Hawthorn Bancshares Inc.	35,505	317
*	Southcoast Financial Corp.	91,720	316
	Bar Harbor Bankshares	10,072	307
*	TIB Financial Corp.	15,406	302
	Prudential Bancorp Inc. of Pennsylvania	41,605	295
	Firstbank Corp.	46,094	293
*,^ Anchor Bancorp Wisconsin Inc.		294,562	292
*	North Valley Bancorp	26,295	285
	Independence Holding Co.	35,415	284
*	Tower Financial Corp.	33,084	284
*	First Acceptance Corp.	146,908	282
*	PVF Capital Corp.	128,416	276
*	First Place Financial Corp.	118,989	271
*	Supertel Hospitality Inc.	166,193	266
*,^ BancTrust Financial Group Inc.		105,282	259
*	BRT Realty Trust	39,682	257
	New Hampshire Thrift Bancshares Inc.	19,130	253
	First United Corp.	78,019	252
*,^ Dearborn Bancorp Inc.		175,758	250
*	Jefferson Bancshares Inc.	69,923	248
*,^ Premierwest Bancorp		111,474	244
*	Farmers Capital Bank Corp.	32,071	241
*	Hallmark Financial Services	28,720	241
*	Pacific Premier Bancorp Inc.	35,117	239
	Heritage Financial Group Inc.	18,756	239
*	Summit Financial Group Inc.	62,006	235
*,^ Colony Bankcorp Inc.		56,123	234
	Bank of Commerce Holdings	53,598	227
*,^ Princeton National Bancorp Inc.		38,572	208
*	Investors Capital Holdings Ltd.	33,028	202
*	Independent Bank Corp.	61,799	198
	Hampden Bancorp Inc.	13,609	181
	Federal Agricultural Mortgage Corp. Class A	12,788	179
*	Camco Financial Corp.	90,601	173
*	Guaranty Federal Bancshares Inc.	27,970	171
*	Southern Community Financial Corp.	113,119	167
	Norwood Financial Corp.	5,939	164
*	Atlantic Coast Financial Corp.	15,871	158
*	Bank of Granite Corp.	259,864	146
*	Savannah Bancorp Inc.	19,300	144
	Old Point Financial Corp.	12,362	142
	Investors Title Co.	4,467	142
*	First Security Group Inc.	150,407	140
	MidWestOne Financial Group Inc.	9,269	138
*	HMN Financial Inc.	45,747	126
*,^ Grubb & Ellis Co.		149,240	119
	Midsouth Bancorp Inc.	7,606	110
*	Consumer Portfolio Services Inc.	100,442	105
*	Community Bankers Trust Corp.	87,710	101
*	OBA Financial Services Inc.	6,870	101
*	Southern National Bancorp of Virginia Inc.	13,236	97
	Beacon Federal Bancorp Inc.	6,441	94
*	First Citizens Banc Corp.	22,254	93
^	Old Second Bancorp Inc.	89,701	90
*	Rodman & Renshaw Capital Group Inc.	40,503	83
*	First Financial Service Corp.	22,276	81
*	Parke Bancorp Inc.	8,733	80

*	Presidential Realty Corp. Class B	46,000	75
	Peoples Financial Corp.	4,686	74
*	Royal Bancshares of Pennsylvania Inc.	39,973	73
*	MHI Hospitality Corp.	28,374	72
*	Walker & Dunlop Inc.	5,800	70
	Codorus Valley Bancorp Inc.	5,875	64
*,^ Superior Bancorp		179,991	63
*,^ Integra Bank Corp.		214,786	60
*	First Savings Financial Group Inc.	3,846	60
	Porter Bancorp Inc.	7,493	59
	Enterprise Bancorp Inc.	3,847	58
	FedFirst Financial Corp.	4,129	57
	Monarch Financial Holdings Inc.	6,656	56
*	Northern States Financial Corp.	36,253	54
	United Bancshares Inc.	5,802	53
*	BCSB Bancorp Inc.	3,821	51
*	Southern First Bancshares Inc.	5,182	41
	First Pactrust Bancorp Inc.	2,600	41
	Wilber Corp.	4,315	41
*	Cascade Financial Corp.	93,296	39
*	1st Constitution Bancorp	4,300	36
	Brooklyn Federal Bancorp Inc.	54,847	36
*	Heritage Oaks Bancorp	8,400	29
	United Bancorp Inc.	3,302	28
*	Crescent Financial Corp.	6,416	26
	Bank of Kentucky Financial Corp.	1,207	25
*	1st Century Bancshares Inc.	5,905	24
*	First Capital Bancorp Inc.	5,724	24
*,^ FNB United Corp.		68,477	22
*	Centrue Financial Corp.	44,199	22
	Premier Financial Bancorp Inc.	3,042	22
*,^ PAB Bankshares Inc.		59,645	22
*	Saratoga Investment Corp.	900	19
*	Xenith Bankshares Inc.	4,400	19
*	Affirmative Insurance Holdings Inc.	7,091	18
	First Bancshares Inc.	2,025	18
*	Rurban Financial Corp.	5,340	17
	Horizon Bancorp	591	16
*	Citizens Community Bancorp Inc.	3,172	16
*,^ Mercantile Bancorp Inc.		15,601	16
*	Commonwealth Bankshares Inc.	13,840	14
	Britton & Koontz Capital Corp.	1,035	14
*	Magyar Bancorp Inc.	3,200	13
*	Berkshire Bancorp Inc.	1,951	12
*	New Century Bancorp Inc.	2,410	12
*	Rand Capital Corp.	4,050	12
*	First Mariner Bancorp Inc.	10,874	11
*	Village Bank and Trust Financial Corp.	2,400	7
*	Gyrodyne Co. of America Inc.	76	6
	Mid Penn Bancorp Inc.	484	4
*	Siebert Financial Corp.	1,236	2
*	Community Partners Bancorp	300	1
*	Severn Bancorp Inc.	300	1
*	Laporte Bancorp Inc.	100	1
*	Community Financial Corp.	300	1
	Kentucky First Federal Bancorp	103	1

* Ohio Legacy Corp.	100	—
		3,781,683
Health Care (11.6%)
* Vertex Pharmaceuticals Inc.	1,391,490	66,694
* Alexion Pharmaceuticals Inc.	621,583	61,338
* Illumina Inc.	852,011	59,700
Perrigo Co.	568,027	45,170
* Henry Schein Inc.	625,854	43,916
* Hologic Inc.	1,778,388	39,480
Beckman Coulter Inc.	473,898	39,367
* Mettler-Toledo International Inc.	219,431	37,742
* Dendreon Corp.	1,003,016	37,543
* Human Genome Sciences Inc.	1,291,527	35,452
Universal Health Services Inc. Class B	665,762	32,895
* ResMed Inc.	1,041,648	31,249
* Endo Pharmaceuticals Holdings Inc.	797,532	30,434
* IDEXX Laboratories Inc.	393,568	30,391
* Allscripts Healthcare Solutions Inc.	1,285,592	26,985
* Community Health Systems Inc.	633,432	25,331
Omnicare Inc.	795,030	23,843
* Kinetic Concepts Inc.	428,431	23,315
* United Therapeutics Corp.	344,839	23,111
* Alere Inc.	580,629	22,726
* Covance Inc.	413,714	22,638
* Regeneron Pharmaceuticals Inc.	501,375	22,532
* Gen-Probe Inc.	330,125	21,904
Cooper Cos. Inc.	314,851	21,866
* AMERIGROUP Corp.	339,551	21,816
* Mednax Inc.	327,095	21,788
Pharmaceutical Product Development Inc.	783,059	21,699
* Health Net Inc.	634,411	20,745
Lincare Holdings Inc.	668,154	19,817
* BioMarin Pharmaceutical Inc.	753,208	18,928
* Health Management Associates Inc. Class A	1,716,983	18,715
Techne Corp.	253,816	18,173
* Pharmasset Inc.	218,468	17,196
* Brookdale Senior Living Inc. Class A	593,098	16,607
* Healthspring Inc.	443,971	16,591
Hill-Rom Holdings Inc.	431,616	16,393
* Bio-Rad Laboratories Inc. Class A	133,149	15,997
* Healthsouth Corp.	639,527	15,975
Teleflex Inc.	273,669	15,867
* Sirona Dental Systems Inc.	313,413	15,721
* HMS Holdings Corp.	189,798	15,535
* Charles River Laboratories International Inc.	395,148	15,166
* Onyx Pharmaceuticals Inc.	429,512	15,110
* Catalyst Health Solutions Inc.	267,554	14,964
* VCA Antech Inc.	590,408	14,866
* InterMune Inc.	310,847	14,669
* LifePoint Hospitals Inc.	361,256	14,515
Owens & Minor Inc.	433,623	14,084
* Dionex Corp.	119,292	14,082
STERIS Corp.	405,017	13,989
* Salix Pharmaceuticals Ltd.	396,586	13,892
Masimo Corp.	405,689	13,428
Medicis Pharmaceutical Corp. Class A	415,562	13,315
* Incyte Corp. Ltd.	838,143	13,285

*	Emergency Medical Services Corp. Class A	205,457	13,065
*	Myriad Genetics Inc.	632,539	12,746
*	WellCare Health Plans Inc.	291,484	12,228
*	Cepheid Inc.	415,488	11,642
*	Talecris Biotherapeutics Holdings Corp.	428,984	11,497
*	Haemonetics Corp.	173,480	11,370
*	American Medical Systems Holdings Inc.	523,140	11,321
*	Magellan Health Services Inc.	229,853	11,281
*	Impax Laboratories Inc.	441,068	11,225
*	Amylin Pharmaceuticals Inc.	983,581	11,183
*	Centene Corp.	338,489	11,163
	Quality Systems Inc.	130,982	10,916
*	athenahealth Inc.	236,046	10,653
*	Viropharma Inc.	534,314	10,633
*	Theravance Inc.	437,196	10,589
*	Thoratec Corp.	400,450	10,384
*	Bruker Corp.	496,398	10,350
*	PSS World Medical Inc.	378,602	10,279
*	Cubist Pharmaceuticals Inc.	405,815	10,243
	West Pharmaceutical Services Inc.	228,138	10,214
*	Seattle Genetics Inc.	655,786	10,211
*	Parexel International Corp.	399,400	9,945
	Chemed Corp.	144,981	9,657
*	Exelixis Inc.	846,515	9,566
*	Align Technology Inc.	466,746	9,559
*	Immucor Inc.	479,726	9,489
*	Volcano Corp.	350,229	8,966
*	Alkermes Inc.	652,851	8,454
	Universal American Corp.	341,553	7,825
*	Par Pharmaceutical Cos. Inc.	244,598	7,602
*	Nektar Therapeutics	777,684	7,365
*	Amedisys Inc.	200,959	7,034
*	Auxilium Pharmaceuticals Inc.	326,959	7,020
	Invacare Corp.	222,370	6,920
*	MWI Veterinary Supply Inc.	85,382	6,889
*	NuVasive Inc.	270,345	6,845
	Meridian Bioscience Inc.	279,508	6,705
*	Integra LifeSciences Holdings Corp.	140,240	6,650
*	Zoll Medical Corp.	147,663	6,617
*	DexCom Inc.	422,457	6,557
*	Ariad Pharmaceuticals Inc.	870,911	6,549
*	Neogen Corp.	157,938	6,535
*	Kindred Healthcare Inc.	270,864	6,468
*	RehabCare Group Inc.	171,015	6,305
*	Acorda Therapeutics Inc.	268,028	6,218
*	Arthrocare Corp.	185,671	6,190
*	Isis Pharmaceuticals Inc.	680,079	6,148
*	Questcor Pharmaceuticals Inc.	426,423	6,145
*	Insulet Corp.	295,980	6,103
*	Medicines Co.	366,233	5,966
*	Ironwood Pharmaceuticals Inc.	420,420	5,886
*	Hanger Orthopedic Group Inc.	224,449	5,842
*	NxStage Medical Inc.	262,662	5,773
*	Gentiva Health Services Inc.	204,771	5,740
*,^ MAKO Surgical Corp.		235,628	5,702
*	Amsurg Corp. Class A	213,196	5,424
*	Cyberonics Inc.	165,746	5,272
	Computer Programs & Systems Inc.	80,801	5,194

*	Air Methods Corp.	76,693	5,158
*	Savient Pharmaceuticals Inc.	484,199	5,133
*	CONMED Corp.	192,870	5,069
*	IPC The Hospitalist Co. Inc.	111,513	5,064
	Analogic Corp.	87,980	4,975
*	Luminex Corp.	258,329	4,846
*	Momenta Pharmaceuticals Inc.	304,985	4,834
*	MedAssets Inc.	307,717	4,699
*	Molina Healthcare Inc.	116,596	4,664
*	Emeritus Corp.	182,936	4,658
*	Sunrise Senior Living Inc.	385,196	4,595
*	Wright Medical Group Inc.	269,305	4,581
*	Celera Corp.	560,562	4,546
*	Enzon Pharmaceuticals Inc.	415,873	4,533
*	ExamWorks Group Inc.	202,973	4,512
*	Abaxis Inc.	153,908	4,439
*	Medivation Inc.	237,388	4,425
*	Depomed Inc.	438,162	4,399
*	Jazz Pharmaceuticals Inc.	136,779	4,356
*	Geron Corp.	846,929	4,277
*	Greatbatch Inc.	159,276	4,214
*	HeartWare International Inc.	49,137	4,203
*	NPS Pharmaceuticals Inc.	434,991	4,163
*	Sequenom Inc.	654,349	4,142
*	Targacept Inc.	153,357	4,078
	Landauer Inc.	64,499	3,968
*	Clinical Data Inc.	130,657	3,959
*	Merit Medical Systems Inc.	199,077	3,906
*	Orthofix International NV	117,531	3,815
*	Bio-Reference Labs Inc.	167,939	3,769
*	ICU Medical Inc.	85,440	3,741
*	Halozyme Therapeutics Inc.	527,839	3,542
*,^ Immunogen Inc.		387,179	3,512
*	Micromet Inc.	623,773	3,499
*,^ AVANIR Pharmaceuticals Inc.		855,777	3,492
*	Omnicell Inc.	228,833	3,487
*	Healthways Inc.	226,278	3,478
*	Vivus Inc.	555,792	3,440
*	Exact Sciences Corp.	451,678	3,324
*	Rural/Metro Corp.	194,879	3,321
*	LHC Group Inc.	109,878	3,296
*	SonoSite Inc.	97,655	3,254
*	Natus Medical Inc.	191,697	3,221
*	Corvel Corp.	58,441	3,108
	National Healthcare Corp.	66,731	3,102
*	Conceptus Inc.	212,736	3,074
*	OraSure Technologies Inc.	390,629	3,070
*	ABIOMED Inc.	207,300	3,012
*	Neurocrine Biosciences Inc.	388,386	2,948
*	Emergent Biosolutions Inc.	121,939	2,946
*,^ SIGA Technologies Inc.		242,827	2,938
*	Optimer Pharmaceuticals Inc.	247,334	2,926
*	Assisted Living Concepts Inc. Class A	74,732	2,925
*	Affymetrix Inc.	559,922	2,917
*	Spectrum Pharmaceuticals Inc.	323,830	2,879
*	Medidata Solutions Inc.	110,568	2,827
*	Accuray Inc.	298,441	2,695
*	Keryx Biopharmaceuticals Inc.	535,908	2,680

*	Rigel Pharmaceuticals Inc.	373,911	2,659
*	Five Star Quality Care Inc.	326,282	2,653
*	Genomic Health Inc.	107,747	2,651
*	Opko Health Inc.	700,088	2,611
*	Triple-S Management Corp. Class B	126,729	2,608
*,^ Cytori Therapeutics Inc.		321,277	2,516
*	Angiodynamics Inc.	166,304	2,515
*	Ardea Biosciences Inc.	86,692	2,487
*	Akorn Inc.	429,481	2,478
*	Emdeon Inc. Class A	148,811	2,397
*	Alnylam Pharmaceuticals Inc.	249,661	2,389
*	Lexicon Pharmaceuticals Inc.	1,411,751	2,372
	US Physical Therapy Inc.	106,091	2,370
*	AMAG Pharmaceuticals Inc.	141,038	2,355
*	Symmetry Medical Inc.	240,103	2,353
*,^ Sangamo Biosciences Inc.		279,571	2,329
*	PharMerica Corp.	202,801	2,320
*	Sun Healthcare Group Inc.	163,627	2,302
*	Curis Inc.	694,553	2,257
*	Quidel Corp.	187,864	2,247
*	Columbia Laboratories Inc.	593,559	2,238
*,^ Delcath Systems Inc.		298,011	2,196
	America Service Group Inc.	85,456	2,191
*	Arqule Inc.	304,202	2,178
*	Durect Corp.	594,505	2,140
*	Nabi Biopharmaceuticals	364,880	2,120
*	Immunomedics Inc.	554,942	2,120
	Pain Therapeutics Inc.	220,789	2,111
*	eResearchTechnology Inc.	308,475	2,088
*,^ KV Pharmaceutical Co. Class A		347,105	2,079
	Ensign Group Inc.	65,102	2,079
*	Palomar Medical Technologies Inc.	138,340	2,054
*	Almost Family Inc.	54,374	2,047
*	Alliance HealthCare Services Inc.	462,686	2,045
*	Inspire Pharmaceuticals Inc.	511,572	2,026
*	Stereotaxis Inc.	522,300	2,021
*	AMN Healthcare Services Inc.	230,374	1,995
*,^ Cadence Pharmaceuticals Inc.		216,514	1,994
*	Kensey Nash Corp.	79,360	1,977
*	Caliper Life Sciences Inc.	291,047	1,967
*	ZIOPHARM Oncology Inc.	314,435	1,965
	Cantel Medical Corp.	75,742	1,950
*	Ligand Pharmaceuticals Inc. Class B	186,278	1,863
*	Vital Images Inc.	135,346	1,829
*	Select Medical Holdings Corp.	226,669	1,827
*	Dynavax Technologies Corp.	660,959	1,824
*	Array Biopharma Inc.	585,834	1,793
*	Pharmacyclics Inc.	302,147	1,780
*,^ AVI BioPharma Inc.		950,646	1,778
*	Novavax Inc.	679,178	1,759
*	Chindex International Inc.	109,390	1,756
*	Allos Therapeutics Inc.	550,185	1,744
*	ISTA Pharmaceuticals Inc.	170,483	1,727
*,^ MannKind Corp.		469,920	1,715
*	Vanda Pharmaceuticals Inc.	233,979	1,706
*	Endologix Inc.	243,912	1,654
*	Skilled Healthcare Group Inc.	114,319	1,645
*,^ Cell Therapeutics Inc.		4,398,864	1,636

*	Capital Senior Living Corp.	153,329	1,628
*	TomoTherapy Inc.	347,820	1,590
*	Providence Service Corp.	103,236	1,546
*	Sciclone Pharmaceuticals Inc.	381,551	1,541
*	Merge Healthcare Inc.	312,694	1,526
*	Idenix Pharmaceuticals Inc.	454,128	1,508
*	Harvard Bioscience Inc.	265,237	1,507
*	Cross Country Healthcare Inc.	191,261	1,498
*	Hi-Tech Pharmacal Co. Inc.	73,665	1,483
*	BioScrip Inc.	306,351	1,443
*	SurModics Inc.	114,416	1,430
*	Dusa Pharmaceuticals Inc.	274,523	1,428
*	Corcept Therapeutics Inc.	333,720	1,418
*	RadNet Inc.	403,769	1,417
*	Staar Surgical Co.	253,096	1,410
*	XenoPort Inc.	237,298	1,407
*	Team Health Holdings Inc.	80,439	1,406
*,^ Metabolix Inc.		130,266	1,369
*,^ Cel-Sci Corp.		2,151,998	1,358
*	Vascular Solutions Inc.	124,064	1,354
*,^ Somaxon Pharmaceuticals Inc.		468,989	1,327
*,^ Alexza Pharmaceuticals Inc.		779,627	1,325
*	Peregrine Pharmaceuticals Inc.	550,740	1,300
*	CryoLife Inc.	212,684	1,297
*	American Dental Partners Inc.	98,771	1,296
*	MAP Pharmaceuticals Inc.	93,290	1,286
*	Medcath Corp.	91,986	1,283
*	Achillion Pharmaceuticals Inc.	179,322	1,282
	Maxygen Inc.	245,303	1,276
*,^ Biosante Pharmaceuticals Inc.		639,087	1,265
*	Vical Inc.	425,420	1,259
*,^ Accretive Health Inc.		44,928	1,247
*	Codexis Inc.	104,913	1,244
*	Spectranetics Corp.	262,941	1,238
*,^ Arena Pharmaceuticals Inc.		888,360	1,235
*	Synergetics USA Inc.	209,556	1,234
*,^ PharmAthene Inc.		386,508	1,233
	Atrion Corp.	6,968	1,216
*	Inhibitex Inc.	329,827	1,194
*	AtriCure Inc.	103,193	1,174
	Medtox Scientific Inc.	71,042	1,166
*	BioMimetic Therapeutics Inc.	87,779	1,151
*	Biolase Technology Inc.	224,621	1,094
*	Mediware Information Systems	87,842	1,091
*	Synovis Life Technologies Inc.	56,851	1,090
*	IRIS International Inc.	119,171	1,075
*	Repligen Corp.	282,028	1,058
*	Furiex Pharmaceuticals Inc.	61,312	1,035
*	Transcend Services Inc.	42,996	1,032
*	Orthovita Inc.	480,802	1,024
*	Metropolitan Health Networks Inc.	210,737	997
*,^ BioCryst Pharmaceuticals Inc.		261,028	989
*,^ Cerus Corp.		340,622	984
*	Zalicus Inc.	404,817	980
*	Medical Action Industries Inc.	116,239	976
*	Chelsea Therapeutics International Ltd.	248,098	968
*,^ Neoprobe Corp.		243,920	964
*	Cambrex Corp.	170,286	937

*	RTI Biologics Inc.	326,455	934
*	Kendle International Inc.	87,157	933
*	Obagi Medical Products Inc.	73,803	933
*,^ Biotime Inc.		124,924	931
*	Dyax Corp.	577,359	930
*	Continucare Corp.	171,238	916
*	Osiris Therapeutics Inc.	125,815	913
*	Pozen Inc.	169,198	909
*	Alphatec Holdings Inc.	334,485	903
*	Progenics Pharmaceuticals Inc.	146,034	903
*	Santarus Inc.	263,005	899
*	CytRx Corp.	1,020,642	898
*,^ Rexahn Pharmaceuticals Inc.		754,892	891
	Psychemedics Corp.	80,360	888
	LeMaitre Vascular Inc.	130,255	887
*,^ Pacific Biosciences of California Inc.		63,020	885
*	Cynosure Inc. Class A	63,252	879
*	Enzo Biochem Inc.	209,409	877
*	StemCells Inc.	941,394	857
*,^ Cleveland Biolabs Inc.		113,778	853
*	Adolor Corp.	589,041	831
*,^ Oculus Innovative Sciences Inc.		407,988	824
*	LCA-Vision Inc.	121,916	823
*	NovaMed Inc.	61,291	809
*,^ Apricus Biosciences Inc.		191,974	804
*	Solta Medical Inc.	241,773	798
*	Myrexis Inc.	205,574	794
*	Antares Pharma Inc.	431,832	777
*	Anika Therapeutics Inc.	86,318	773
*	Digirad Corp.	307,664	769
*,^ XOMA Ltd.		264,592	746
*	PDI Inc.	91,870	745
*	SuperGen Inc.	238,757	740
*	Simulations Plus Inc.	229,160	733
*	Albany Molecular Research Inc.	170,945	728
	Young Innovations Inc.	23,011	723
*	AVEO Pharmaceuticals Inc.	53,694	719
*,^ BSD Medical Corp.		159,510	715
*,^ Celldex Therapeutics Inc.		176,552	710
*	Synta Pharmaceuticals Corp.	133,107	700
*	Hemispherx Biopharma Inc.	1,501,311	694
*	Icad Inc.	506,872	684
*	Insmed Inc.	101,169	679
*	Cyclacel Pharmaceuticals Inc.	465,833	666
*	Allied Healthcare International Inc.	253,423	644
*	Infinity Pharmaceuticals Inc.	107,476	632
*	Caraco Pharmaceutical Laboratories Ltd.	121,148	630
*	Theragenics Corp.	293,457	616
*	Biospecifics Technologies Corp.	23,838	608
*	Affymax Inc.	102,800	603
*	Exactech Inc.	34,016	597
*	Anthera Pharmaceuticals Inc.	85,048	575
*,^ Neuralstem Inc.		317,058	571
*	Acadia Pharmaceuticals Inc.	351,365	569
*,^ Arrowhead Research Corp.		753,615	565
*	Inovio Pharmaceuticals Inc.	509,368	560
*	Rochester Medical Corp.	47,355	544
*	Cytokinetics Inc.	361,728	539

*,^ GenVec Inc.		1,356,318	537
*	Agenus Inc.	585,808	533
*,^ Sunesis Pharmaceuticals Inc.		263,149	511
*,^ MELA Sciences Inc.		144,844	510
*	Iridex Corp.	111,593	508
*	CardioNet Inc.	104,661	501
*	Cutera Inc.	56,566	485
*,^ Opexa Therapeutics Inc.		283,073	473
*	SRI/Surgical Express Inc.	95,914	470
	National Research Corp.	13,541	460
*	Animal Health International Inc.	108,944	458
*,^ Aastrom Biosciences Inc.		181,251	453
*	Hansen Medical Inc.	202,120	447
*	EnteroMedics Inc.	161,572	446
*	Anadys Pharmaceuticals Inc.	380,842	442
*	Sucampo Pharmaceuticals Inc. Class A	104,809	440
*	Repros Therapeutics Inc.	78,896	436
*	OncoGenex Pharmaceutical Inc.	26,778	411
*	Rockwell Medical Technologies Inc.	45,069	405
*,^ Idera Pharmaceuticals Inc.		151,065	400
*	Telik Inc.	441,006	397
*	Bovie Medical Corp.	126,896	393
*	Orchid Cellmark Inc.	193,544	393
*	Cardiovascular Systems Inc.	35,850	388
*	Strategic Diagnostics Inc.	165,923	373
*,^ Orexigen Therapeutics Inc.		131,719	370
*	Cardica Inc.	102,817	366
*	Omeros Corp.	45,497	364
*	Heska Corp.	52,346	340
*	Entremed Inc.	66,036	339
*	Trimeris Inc.	130,957	329
*,^ PURE Bioscience Inc.		206,390	322
*	GTx Inc.	123,695	318
*	Hooper Holmes Inc.	423,307	313
*	Oncothyreon Inc.	77,641	300
*	Uroplasty Inc.	43,620	288
*	ThermoGenesis Corp.	132,266	276
*	pSivida Corp.	69,784	274
*,^ Raptor Pharmaceutical Corp.		76,440	264
*,^ Adeona Pharmaceuticals Inc.		152,378	262
	Utah Medical Products Inc.	8,828	255
*	Nanosphere Inc.	72,668	236
*	AspenBio Pharma Inc.	273,480	232
*,^ Neostem Inc.		134,764	232
*	IsoRay Inc.	180,293	225
*	BioDelivery Sciences International Inc.	63,620	225
*	American Caresource Holdings Inc.	131,739	221
*,^ Acura Pharmaceuticals Inc.		69,417	219
*	CombiMatrix Corp.	92,849	204
*,^ Discovery Laboratories Inc.		107,262	198
*	Bioanalytical Systems Inc.	86,496	198
*	TranS1 Inc.	45,482	196
*	ADVENTRX Pharmaceuticals Inc.	93,972	196
*	Edwards Lifesciences Corp.	2,233	194
*	CPEX Pharmaceuticals Inc.	7,097	193
*	Capstone Therapeutics Corp.	431,088	191
*	DynaVox Inc. Class A	31,697	175
*,^ EpiCept Corp.		240,123	173

*,^ Bionovo Inc.		260,990	172
*,^ Poniard Pharmaceuticals Inc.		368,540	158
*	ARCA Biopharma Inc.	61,340	156
*,^ RXi Pharmaceuticals Corp.		110,330	152
*	Urologix Inc.	217,218	137
*	HealthStream Inc.	17,378	135
*	Lannett Co. Inc.	23,303	130
*	PHC Inc. Class A	49,314	130
*	PhotoMedex Inc.	16,693	123
*,^ Cardium Therapeutics Inc.		306,488	118
*	Athersys Inc.	40,720	116
*,^ MediciNova Inc.		43,242	112
*	Escalon Medical Corp.	91,117	111
*	Arcadia Resources Inc.	869,871	110
*	Vision-Sciences Inc.	45,535	107
*	Retractable Technologies Inc.	62,106	102
*,^ Radient Pharmaceuticals Corp.		186,400	101
*,^ Biodel Inc.		48,033	101
*	Integramed America Inc.	9,596	99
	American Medical Alert Corp.	16,699	97
*	Cornerstone Therapeutics Inc.	14,429	96
*	SunLink Health Systems Inc.	59,100	94
*	Catalyst Pharmaceutical Partners Inc.	69,635	78
*	NuPathe Inc.	9,702	76
*	Oxygen Biotherapeutics Inc.	38,919	73
*	Icagen Inc.	28,373	72
*	Threshold Pharmaceuticals Inc.	43,466	67
*	Marina Biotech Inc.	91,898	66
*	PositiveID Corp.	155,145	65
*	Transcept Pharmaceuticals Inc.	7,878	65
*	ProPhase Labs Inc.	51,986	63
*	Cumberland Pharmaceuticals Inc.	10,869	60
*	Angeion Corp.	11,993	60
*	HearUSA Inc.	99,104	50
*	NeurogesX Inc.	11,260	46
*	Sharps Compliance Corp.	9,600	45
*	Amicus Therapeutics Inc.	6,385	45
*	Ligand Pharmaceuticals Inc. TR Beta Contingent Value Rights	395,811	40
*	IVAX Diagnostics Inc.	53,832	35
*	Neurometrix Inc.	63,058	33
*	OXiGENE Inc.	18,556	32
^	Ligand Pharmaceuticals Inc. Roche Contingent Value Rights	395,811	25
*	Ligand Pharmaceuticals Inc. General Contingent Value Rights	395,811	22
*	Palatin Technologies Inc.	20,019	21
*,^ Celsion Corp.		8,820	20
*	CAS Medical Systems Inc.	5,898	19
*	AP Pharma Inc.	69,384	16
*	DARA Biosciences Inc.	5,069	16
*,^ Ligand Pharmaceuticals Inc. Glucagon Contingent Value Rights		395,811	7
*	Pernix Therapeutics Holdings	300	4
*	Nile Therapeutics Inc.	3,600	3
*	ULURU Inc.	28,716	2
*	Allied Healthcare Products	366	2
*	Senesco Technologies Inc.	500	—
			2,294,976
Industrials (15.5%)
*	Delta Air Lines Inc.	5,671,004	55,576

* United Continental Holdings Inc.	2,237,286	51,435
Bucyrus International Inc. Class A	555,050	50,759
AMETEK Inc.	1,095,764	48,071
KBR Inc.	1,032,700	39,005
* IHS Inc. Class A	439,335	38,991
* Kansas City Southern	702,131	38,231
* AGCO Corp.	642,288	35,307
Manpower Inc.	558,281	35,105
* Verisk Analytics Inc. Class A	1,001,961	32,824
Donaldson Co. Inc.	524,173	32,127
* Foster Wheeler AG	845,317	31,801
* Navistar International Corp.	426,972	29,602
Hubbell Inc. Class B	411,474	29,227
Timken Co.	553,251	28,935
Gardner Denver Inc.	359,168	28,026
* Hertz Global Holdings Inc.	1,778,780	27,802
* WABCO Holdings Inc.	449,990	27,737
* Terex Corp.	745,511	27,614
Chicago Bridge & Iron Co. NV	677,773	27,558
SPX Corp.	344,298	27,334
JB Hunt Transport Services Inc.	594,074	26,983
Nordson Corp.	232,671	26,771
* Babcock & Wilcox Co.	796,049	26,572
Pentair Inc.	675,717	25,535
* URS Corp.	548,848	25,274
* BE Aerospace Inc.	700,028	24,872
IDEX Corp.	561,719	24,519
* Owens Corning	665,502	23,951
Waste Connections Inc.	787,991	22,686
* Aecom Technology Corp.	811,548	22,504
Wabtec Corp.	328,378	22,274
* Oshkosh Corp.	621,094	21,974
Lincoln Electric Holdings Inc.	289,303	21,964
Kennametal Inc.	562,042	21,920
* TransDigm Group Inc.	260,374	21,827
* Thomas & Betts Corp.	355,826	21,161
MSC Industrial Direct Co. Class A	306,654	20,997
* Kirby Corp.	366,379	20,990
* Spirit Aerosystems Holdings Inc. Class A	809,561	20,781
* Shaw Group Inc.	581,741	20,599
Trinity Industries Inc.	545,780	20,014
Manitowoc Co. Inc.	899,041	19,671
Regal-Beloit Corp.	264,389	19,520
Harsco Corp.	551,430	19,460
Graco Inc.	410,130	18,657
Carlisle Cos. Inc.	417,887	18,617
* Corrections Corp. of America	755,046	18,423
* WESCO International Inc.	292,976	18,311
* GrafTech International Ltd.	875,615	18,064
* Copart Inc.	407,414	17,653
Covanta Holding Corp.	1,013,249	17,306
Acuity Brands Inc.	294,952	17,252
Towers Watson & Co. Class A	310,122	17,199
* Genesee & Wyoming Inc. Class A	285,105	16,593
Lennox International Inc.	307,648	16,176
Alliant Techsystems Inc.	227,966	16,110
* Clean Harbors Inc.	157,090	15,499
CLARCOR Inc.	344,869	15,495

*	Alaska Air Group Inc.	243,989	15,474
*	General Cable Corp.	357,035	15,460
	Crane Co.	316,050	15,306
	Valmont Industries Inc.	146,326	15,272
	Landstar System Inc.	325,849	14,885
	Con-way Inc.	375,265	14,744
*	AMR Corp.	2,282,156	14,743
*	Esterline Technologies Corp.	207,646	14,685
*	Moog Inc. Class A	310,891	14,273
	Robbins & Myers Inc.	309,141	14,217
	Toro Co.	214,379	14,196
	UTi Worldwide Inc.	696,533	14,098
*	EMCOR Group Inc.	454,852	14,087
	Woodward Inc.	405,796	14,024
*	United Rentals Inc.	414,518	13,795
*	Huntington Ingalls Industries Inc.	329,600	13,678
	Actuant Corp. Class A	467,144	13,547
*	EnerSys	340,563	13,537
	Watsco Inc.	190,843	13,304
*	Dollar Thrifty Automotive Group Inc.	196,657	13,123
*	Hexcel Corp.	665,878	13,111
	Alexander & Baldwin Inc.	282,899	12,914
*	Teledyne Technologies Inc.	249,254	12,889
	Brady Corp. Class A	360,293	12,859
*	Avis Budget Group Inc.	705,477	12,635
*	Atlas Air Worldwide Holdings Inc.	176,990	12,340
	GATX Corp.	317,127	12,260
*	FTI Consulting Inc.	318,050	12,191
	Belden Inc.	321,720	12,081
*	Quad/Graphics Inc.	279,717	11,899
*	Middleby Corp.	126,922	11,832
*	Geo Group Inc.	441,594	11,322
	United Stationers Inc.	158,589	11,268
	Curtiss-Wright Corp.	315,728	11,095
*	Meritor Inc.	644,640	10,940
^	HEICO Corp.	173,696	10,859
*	Chart Industries Inc.	196,581	10,820
	Herman Miller Inc.	391,104	10,751
	Brink's Co.	317,910	10,526
*	Tetra Tech Inc.	423,795	10,464
	AO Smith Corp.	229,202	10,163
*	Old Dominion Freight Line Inc.	287,325	10,082
	Triumph Group Inc.	112,909	9,987
	HNI Corp.	306,986	9,689
*	US Airways Group Inc.	1,105,082	9,625
*,^ USG Corp.		576,401	9,603
	Mueller Industries Inc.	259,190	9,492
	Corporate Executive Board Co.	234,882	9,482
	Deluxe Corp.	351,445	9,327
*	HUB Group Inc. Class A	255,593	9,250
*	Polypore International Inc.	160,344	9,233
	Kaydon Corp.	229,278	8,985
*	CoStar Group Inc.	142,285	8,918
	Rollins Inc.	433,972	8,810
*	DigitalGlobe Inc.	313,789	8,796
*	II-VI Inc.	174,325	8,673
*	JetBlue Airways Corp.	1,381,813	8,664
*	Sensata Technologies Holding NV	248,821	8,642

	Applied Industrial Technologies Inc.	259,018	8,615
	ABM Industries Inc.	323,737	8,220
	Knight Transportation Inc.	424,530	8,172
	Interface Inc. Class A	440,422	8,143
	Werner Enterprises Inc.	303,774	8,041
	Simpson Manufacturing Co. Inc.	272,836	8,038
	Healthcare Services Group Inc.	451,983	7,946
*	MasTec Inc.	377,803	7,858
	Briggs & Stratton Corp.	345,349	7,822
	Mine Safety Appliances Co.	211,793	7,766
*	Ceradyne Inc.	170,811	7,700
	Watts Water Technologies Inc. Class A	200,613	7,661
*,^ American Superconductor Corp.		305,663	7,602
	Titan International Inc.	285,436	7,595
	Raven Industries Inc.	123,606	7,592
*	Orbital Sciences Corp.	397,203	7,515
*	AAR Corp.	269,990	7,484
*	Macquarie Infrastructure Co. LLC	313,347	7,476
*	Swift Transporation Co.	498,791	7,332
*	Insituform Technologies Inc. Class A	268,870	7,192
*	Korn/Ferry International	317,337	7,067
*	Acacia Research - Acacia Technologies	203,285	6,956
	ESCO Technologies Inc.	181,996	6,943
*	AirTran Holdings Inc.	927,960	6,913
	Lindsay Corp.	85,976	6,794
	Knoll Inc.	322,441	6,758
	Armstrong World Industries Inc.	142,944	6,614
	Granite Construction Inc.	234,018	6,576
	Steelcase Inc. Class A	574,501	6,538
	Barnes Group Inc.	311,375	6,502
*	Beacon Roofing Supply Inc.	313,101	6,409
	Skywest Inc.	377,377	6,385
*	GeoEye Inc.	151,586	6,303
	Kaman Corp.	178,251	6,274
	Cubic Corp.	108,272	6,226
*	3D Systems Corp.	126,308	6,132
	Resources Connection Inc.	315,820	6,124
	Heartland Express Inc.	348,593	6,121
	Forward Air Corp.	199,065	6,097
*	Mobile Mini Inc.	250,655	6,021
	Franklin Electric Co. Inc.	128,951	5,958
*	RSC Holdings Inc.	411,743	5,921
*	Ladish Co. Inc.	107,677	5,885
*	RBC Bearings Inc.	150,488	5,753
	American Science & Engineering Inc.	61,891	5,716
*	Advisory Board Co.	107,952	5,560
	CIRCOR International Inc.	117,651	5,532
*	SYKES Enterprises Inc.	279,294	5,522
	Tennant Co.	130,352	5,480
	Seaboard Corp.	2,249	5,427
*	Wabash National Corp.	468,042	5,420
	Unifirst Corp.	100,692	5,338
*	Blount International Inc.	330,095	5,275
*	Colfax Corp.	229,557	5,268
*	EnPro Industries Inc.	141,288	5,132
*	SFN Group Inc.	363,410	5,120
*	Astec Industries Inc.	136,508	5,090
*	TrueBlue Inc.	302,109	5,072

	Quanex Building Products Corp.	258,206	5,069
	Sun Hydraulics Corp.	116,595	5,025
*	Greenbrier Cos. Inc.	170,953	4,852
	Universal Forest Products Inc.	132,234	4,846
	Mueller Water Products Inc. Class A	1,061,208	4,754
	Albany International Corp.	190,600	4,746
	Insperity Inc.	153,524	4,664
*	Interline Brands Inc.	226,971	4,630
*	Layne Christensen Co.	133,742	4,614
*	Amerco Inc.	47,162	4,575
*	Dycom Industries Inc.	262,964	4,560
	Allegiant Travel Co. Class A	102,987	4,512
	McGrath Rentcorp	165,272	4,507
	Arkansas Best Corp.	173,705	4,502
	NACCO Industries Inc. Class A	40,674	4,501
*	Sauer-Danfoss Inc.	87,361	4,449
*	Accuride Corp.	320,079	4,446
	Tutor Perini Corp.	182,257	4,440
	Ameron International Corp.	63,417	4,426
*	Rush Enterprises Inc. Class A	222,686	4,409
	AZZ Inc.	96,322	4,392
*	Altra Holdings Inc.	184,418	4,356
*	Exponent Inc.	95,803	4,274
	G&K Services Inc. Class A	128,089	4,259
	Badger Meter Inc.	103,182	4,252
*	Kelly Services Inc. Class A	193,766	4,207
*	Huron Consulting Group Inc.	151,292	4,189
*	Griffon Corp.	317,398	4,167
*	Kforce Inc.	227,722	4,167
	Comfort Systems USA Inc.	295,502	4,158
*	Trimas Corp.	191,464	4,116
	National Presto Industries Inc.	35,814	4,036
*	Consolidated Graphics Inc.	73,488	4,015
	TAL International Group Inc.	108,947	3,952
*	Aerovironment Inc.	112,989	3,951
	Gorman-Rupp Co.	96,852	3,815
	John Bean Technologies Corp.	197,401	3,796
	Aircastle Ltd.	311,136	3,755
*,^ A123 Systems Inc.		560,586	3,560
	Heidrick & Struggles International Inc.	126,494	3,520
*	ACCO Brands Corp.	360,143	3,436
*,^ Satcon Technology Corp.		877,442	3,387
*	Navigant Consulting Inc.	334,059	3,337
	AAON Inc.	99,774	3,283
	Viad Corp.	136,575	3,270
*	Team Inc.	123,596	3,246
*	H&E Equipment Services Inc.	164,293	3,205
*	FreightCar America Inc.	98,529	3,203
	Standex International Corp.	84,490	3,201
*	MYR Group Inc.	128,105	3,064
	Ennis Inc.	179,729	3,061
	Encore Wire Corp.	124,945	3,041
*	Air Transport Services Group Inc.	355,953	3,008
	LB Foster Co. Class A	69,041	2,976
*	NN Inc.	162,873	2,974
	EnergySolutions Inc.	493,154	2,939
*	Trex Co. Inc.	89,756	2,928
	Great Lakes Dredge & Dock Corp.	381,878	2,914

	Cascade Corp.	65,132	2,904
*	Commercial Vehicle Group Inc.	159,806	2,851
	Federal Signal Corp.	435,894	2,838
	Tredegar Corp.	130,019	2,806
*	Generac Holdings Inc.	137,440	2,789
	Vicor Corp.	167,652	2,765
*	KAR Auction Services Inc.	179,857	2,759
*	Kadant Inc.	104,993	2,750
	Dynamic Materials Corp.	97,913	2,737
	Apogee Enterprises Inc.	203,339	2,682
	Marten Transport Ltd.	116,871	2,606
*	ICF International Inc.	125,835	2,585
*	Dolan Co.	211,898	2,572
*	GenCorp Inc.	425,989	2,547
*	American Reprographics Co.	243,770	2,523
*	Cenveo Inc.	375,815	2,454
*	Columbus McKinnon Corp.	132,189	2,440
	US Ecology Inc.	139,621	2,434
*	Active Power Inc.	822,378	2,426
*	CBIZ Inc.	330,140	2,380
*	On Assignment Inc.	249,620	2,361
*	Gibraltar Industries Inc.	196,696	2,347
*	RailAmerica Inc.	136,788	2,331
	HEICO Corp. Class A	51,800	2,330
*	Powell Industries Inc.	58,777	2,318
*,^ Capstone Turbine Corp.		1,272,824	2,304
	Houston Wire & Cable Co.	155,411	2,272
*,^ EnerNOC Inc.		118,873	2,272
*	Furmanite Corp.	280,497	2,244
*	Taser International Inc.	547,297	2,228
*	Force Protection Inc.	449,620	2,203
*	Global Power Equipment Group Inc.	79,225	2,179
*	Celadon Group Inc.	133,148	2,162
	Twin Disc Inc.	66,239	2,134
*	Titan Machinery Inc.	83,785	2,116
*	M&F Worldwide Corp.	82,619	2,075
*	CRA International Inc.	71,475	2,061
*	Odyssey Marine Exploration Inc.	666,437	2,053
	Graham Corp.	81,839	1,959
*	FuelCell Energy Inc.	906,148	1,939
*	Orion Marine Group Inc.	177,520	1,907
*	Hawaiian Holdings Inc.	313,714	1,885
	American Woodmark Corp.	88,627	1,851
*	Sterling Construction Co. Inc.	107,765	1,819
	Ampco-Pittsburgh Corp.	65,953	1,819
	Schawk Inc. Class A	92,743	1,803
*	APAC Customer Services Inc.	299,642	1,801
*	CAI International Inc.	69,326	1,793
*	Standard Parking Corp.	99,574	1,768
*	Park-Ohio Holdings Corp.	84,863	1,753
*	Innerworkings Inc.	232,571	1,716
*	DXP Enterprises Inc.	73,782	1,703
	CDI Corp.	113,303	1,676
*	Michael Baker Corp.	57,264	1,665
*	Astronics Corp.	65,510	1,649
*	Xerium Technologies Inc.	67,498	1,623
*	Northwest Pipe Co.	70,496	1,616
*,^ Swisher Hygiene Inc.		251,315	1,544

	Aceto Corp.	192,564	1,535
*	School Specialty Inc.	107,068	1,531
*	PMFG Inc.	70,225	1,499
*,^ Valence Technology Inc.		960,355	1,498
*,^ Genco Shipping & Trading Ltd.		138,416	1,491
*	Kratos Defense & Security Solutions Inc.	104,570	1,489
	Insteel Industries Inc.	103,792	1,468
*	Republic Airways Holdings Inc.	224,086	1,441
	Ducommun Inc.	60,259	1,440
*	Saia Inc.	87,758	1,438
*	USA Truck Inc.	110,221	1,433
	Kimball International Inc. Class B	201,246	1,409
*	LMI Aerospace Inc.	69,074	1,396
*	Pacer International Inc.	262,609	1,381
*	American Railcar Industries Inc.	55,006	1,373
*,^ Ener1 Inc.		451,292	1,336
*	Lydall Inc.	149,881	1,332
*	CPI Aerostructures Inc.	85,835	1,302
*	Flow International Corp.	293,973	1,291
*	GP Strategies Corp.	94,539	1,286
*	AT Cross Co. Class A	119,060	1,269
*	WCA Waste Corp.	204,513	1,227
	International Shipholding Corp.	49,110	1,223
	Baltic Trading Ltd.	134,027	1,222
	Multi-Color Corp.	59,652	1,206
	Miller Industries Inc.	73,400	1,192
	Preformed Line Products Co.	16,928	1,171
*	Eagle Bulk Shipping Inc.	314,643	1,170
*	Casella Waste Systems Inc. Class A	162,646	1,166
	SeaCube Container Leasing Ltd.	71,863	1,151
*	Higher One Holdings Inc.	77,380	1,118
*	Pike Electric Corp.	117,317	1,117
*	LaBarge Inc.	62,500	1,106
	Intersections Inc.	88,345	1,095
*	Metalico Inc.	175,412	1,091
*	Quality Distribution Inc.	87,702	1,039
*	Hudson Highland Group Inc.	159,528	1,037
	Met-Pro Corp.	86,840	1,033
*	Energy Recovery Inc.	323,370	1,028
	Primoris Services Corp.	99,739	1,011
*	Pinnacle Airlines Corp.	174,176	1,002
*	NCI Building Systems Inc.	78,853	999
*	Coleman Cable Inc.	112,003	992
*	Tecumseh Products Co. Class A	98,110	983
*	Hurco Cos. Inc.	31,939	974
	Barrett Business Services Inc.	60,156	966
*	Universal Truckload Services Inc.	55,304	954
	Alamo Group Inc.	34,351	943
*	Franklin Covey Co.	107,704	933
	Hardinge Inc.	66,164	906
*	Mistras Group Inc.	52,406	902
*	Patriot Transportation Holding Inc.	33,607	899
*	United Capital Corp.	31,463	890
*	Magnetek Inc.	403,630	888
*	Ceco Environmental Corp.	148,740	881
	LSI Industries Inc.	120,930	876
*	Fuel Tech Inc.	97,661	869
	Ecology and Environment Inc.	43,997	845

	VSE Corp.	28,305	841
*,^ Advanced Battery Technologies Inc.		430,090	834
*	UQM Technologies Inc.	277,445	827
*	Willis Lease Finance Corp.	64,920	821
	SIFCO Industries Inc.	45,385	807
*	PAM Transportation Services Inc.	66,044	802
*	Key Technology Inc.	38,493	778
*	PowerSecure International Inc.	89,185	767
	Courier Corp.	54,176	756
*	Roadrunner Transportation Systems Inc.	50,396	756
*	Hill International Inc.	140,036	741
*	Builders FirstSource Inc.	253,875	721
*	Broadwind Energy Inc.	531,079	696
*,^ Ocean Power Technologies Inc.		123,714	684
*	Allied Motion Technologies Inc.	94,050	663
	Lawson Products Inc.	27,231	627
*	Innovative Solutions & Support Inc.	106,654	624
	Virco Manufacturing	188,287	612
	Eastern Co.	28,955	554
*	Ameresco Inc. Class A	38,772	548
*	BlueLinx Holdings Inc.	146,586	542
*	Plug Power Inc.	695,594	529
*,^ YRC Worldwide Inc.		299,967	528
	LS Starrett Co. Class A	36,454	512
*	Mfri Inc.	45,063	507
	Standard Register Co.	147,041	488
*	US Home Systems Inc.	107,629	468
	Douglas Dynamics Inc.	30,722	438
*	Ultralife Corp.	84,174	426
*	Hudson Technologies Inc.	212,750	421
*	Perma-Fix Environmental Services	272,842	412
	Providence and Worcester Railroad Co.	24,108	403
*	Frozen Food Express Industries	115,868	401
*	Argan Inc.	44,430	380
*	Covenant Transportation Group Inc. Class A	39,032	361
*	Orion Energy Systems Inc.	88,592	357
*	Document Security Systems Inc.	81,540	335
*	Baldwin Technology Co. Class A	206,023	332
*	Omega Flex Inc.	24,637	331
*	Supreme Industries Inc. Class A	122,226	323
*	Integrated Electrical Services Inc.	93,324	321
*	TRC Cos. Inc.	64,073	309
*	Keyw Holding Corp.	24,861	305
*	Gencor Industries Inc.	37,710	298
*	Applied Energetics Inc.	430,127	284
*	Energy Focus Inc.	216,585	258
*	Lime Energy Co.	49,198	239
*	Arotech Corp.	169,158	237
*,^ Hoku Corp.		113,254	227
	Horizon Lines Inc. Class A	265,307	226
	Superior Uniform Group Inc.	17,895	208
*	Real Goods Solar Inc. Class A	72,297	192
*	Spherix Inc.	396,444	174
*	Multiband Corp.	33,821	158
*,^ Lightbridge Corp.		26,192	151
*,^ Beacon Power Corp.		70,063	137
*,^ Akeena Solar Inc.		287,918	137
*	Global Defense Technology & Systems Inc.	5,290	128

*	Sypris Solutions Inc.	29,224	126
*	Amrep Corp.	12,689	124
*	Heritage-Crystal Clean Inc.	8,459	121
*,^ Industrial Services of America Inc.		10,332	117
*	Innotrac Corp.	74,579	115
*	Tecumseh Products Co. Class B	11,900	111
*	Rand Logistics Inc.	14,790	108
*	Ascent Solar Technologies Inc.	35,384	102
*,^ ZBB Energy Corp.		86,604	101
*	Innovaro Inc.	36,380	101
*	American Electric Technologies Inc.	36,928	101
*	PGT Inc.	41,987	99
*	Rush Enterprises Inc. Class B	5,550	97
*	Adept Technology Inc. Class A	18,054	84
*	Versar Inc.	18,330	60
*	Breeze-Eastern Corp.	6,100	52
	KSW Inc.	12,436	45
*,^ Altair Nanotechnologies Inc.		24,768	39
	Hubbell Inc. Class A	500	34
*	RCM Technologies Inc.	5,800	30
*	LECG Corp.	140,005	28
*	TBS International plc Class A	7,410	14
*	Patrick Industries Inc.	3,647	10
*	Internet Media Services Inc.	30,890	9
*	TeamStaff Inc.	17,157	8
*	Servotronics Inc.	503	4
*	Universal Power Group Inc.	800	3
			3,054,750
Information Technology (16.0%)
	Maxim Integrated Products Inc.	2,012,663	51,524
*	Lam Research Corp.	841,539	47,682
*	VMware Inc. Class A	541,137	44,124
*	Atmel Corp.	3,110,044	42,390
*	Trimble Navigation Ltd.	831,654	42,032
*	Rovi Corp.	765,391	41,063
*	Skyworks Solutions Inc.	1,262,532	40,931
*	Riverbed Technology Inc.	1,027,437	38,683
	Activision Blizzard Inc.	3,452,068	37,869
*	Avnet Inc.	1,040,437	35,469
*	Cree Inc.	743,656	34,327
*	ANSYS Inc.	624,899	33,863
*	Informatica Corp.	645,910	33,736
	Factset Research Systems Inc.	317,238	33,224
*	Arrow Electronics Inc.	781,914	32,747
*	VeriFone Systems Inc.	594,451	32,665
*	Nuance Communications Inc.	1,615,744	31,604
*	Polycom Inc.	594,740	30,837
*	TIBCO Software Inc.	1,126,755	30,704
*	Alliance Data Systems Corp.	347,426	29,840
*	Rackspace Hosting Inc.	669,654	28,695
*	Equinix Inc.	314,817	28,680
*	Synopsys Inc.	1,023,803	28,308
*	MICROS Systems Inc.	551,519	27,262
	Global Payments Inc.	545,307	26,676
*	ON Semiconductor Corp.	2,526,838	24,940
*	Varian Semiconductor Equipment Associates Inc.	509,797	24,812
	Solera Holdings Inc.	480,883	24,573

*	Gartner Inc.	585,878	24,414
*	Acme Packet Inc.	336,793	23,899
*	Cypress Semiconductor Corp.	1,179,045	22,850
*	Ingram Micro Inc.	1,081,275	22,739
*	Atheros Communications Inc.	490,140	21,885
*	NCR Corp.	1,091,352	20,561
*	SuccessFactors Inc.	520,030	20,328
*	Vishay Intertechnology Inc.	1,129,046	20,029
	Jack Henry & Associates Inc.	586,822	19,887
	National Instruments Corp.	606,552	19,877
*	Brocade Communications Systems Inc.	3,170,576	19,499
	Lender Processing Services Inc.	603,887	19,439
	Broadridge Financial Solutions Inc.	855,419	19,409
*	Ariba Inc.	550,698	18,801
*	IAC/InterActiveCorp	601,591	18,583
	ADTRAN Inc.	437,208	18,564
*	WebMD Health Corp.	342,301	18,286
*	Parametric Technology Corp.	807,013	18,150
*	Cadence Design Systems Inc.	1,829,929	17,842
*	Dolby Laboratories Inc. Class A	359,732	17,702
*	Concur Technologies Inc.	315,970	17,521
*	Aruba Networks Inc.	500,733	16,945
*	Ciena Corp.	645,826	16,766
*	Tech Data Corp.	319,373	16,243
	Diebold Inc.	449,846	15,952
*	International Rectifier Corp.	475,458	15,719
*	Itron Inc.	276,856	15,626
*	Fairchild Semiconductor International Inc. Class A	856,297	15,585
*	Netlogic Microsystems Inc.	364,027	15,296
*	Zebra Technologies Corp.	386,943	15,184
	InterDigital Inc.	302,263	14,421
*	AOL Inc.	730,298	14,263
*	TriQuint Semiconductor Inc.	1,101,510	14,221
*,^ Veeco Instruments Inc.		276,019	14,033
*	Cavium Networks Inc.	306,969	13,792
*	Finisar Corp.	556,631	13,693
*	Wright Express Corp.	262,459	13,606
	Anixter International Inc.	193,526	13,526
*	QLogic Corp.	723,199	13,415
*	GSI Commerce Inc.	457,235	13,383
*	Progress Software Corp.	455,041	13,237
*	CoreLogic Inc.	712,518	13,182
*	Fortinet Inc.	299,264	13,168
*	Silicon Laboratories Inc.	299,769	12,953
*	NeuStar Inc. Class A	505,250	12,924
	DST Systems Inc.	243,925	12,884
*	Rambus Inc.	650,354	12,877
*	CACI International Inc. Class A	207,748	12,739
*	Universal Display Corp.	221,791	12,207
	Plantronics Inc.	331,444	12,137
*	RF Micro Devices Inc.	1,883,718	12,075
*	Microsemi Corp.	580,079	12,013
*	Convergys Corp.	834,016	11,976
*	PMC - Sierra Inc.	1,584,820	11,886
*	CommVault Systems Inc.	296,919	11,841
	MKS Instruments Inc.	350,642	11,676
*	Cymer Inc.	204,371	11,563
*	Viasat Inc.	282,642	11,260

*	OpenTable Inc.	105,347	11,204
*	Lawson Software Inc.	915,083	11,073
*	Quest Software Inc.	433,524	11,007
*	Mentor Graphics Corp.	750,136	10,974
*	Hittite Microwave Corp.	169,842	10,831
*	Arris Group Inc.	846,944	10,790
*	Semtech Corp.	429,524	10,747
	Intersil Corp. Class A	851,056	10,596
*	IPG Photonics Corp.	178,296	10,284
*	Omnivision Technologies Inc.	289,447	10,284
*	Digital River Inc.	271,989	10,181
*	SAVVIS Inc.	274,432	10,179
*	Ultimate Software Group Inc.	172,463	10,132
*	Cirrus Logic Inc.	473,589	9,960
*	Taleo Corp. Class A	277,675	9,899
*	Coherent Inc.	168,942	9,817
*	EchoStar Corp. Class A	257,099	9,731
*	Plexus Corp.	277,349	9,724
	MAXIMUS Inc.	117,938	9,573
*	Sapient Corp.	815,682	9,340
*	j2 Global Communications Inc.	312,696	9,228
*	GT Solar International Inc.	856,048	9,125
*	JDA Software Group Inc.	299,750	9,070
*	Take-Two Interactive Software Inc.	582,705	8,956
*	FEI Co.	263,054	8,870
	Littelfuse Inc.	152,998	8,736
	Fair Isaac Corp.	275,623	8,712
*,^ Blackboard Inc.		236,262	8,562
*	Terremark Worldwide Inc.	450,230	8,554
*	Diodes Inc.	247,273	8,422
*	Blue Coat Systems Inc.	296,794	8,358
*	SRA International Inc. Class A	293,778	8,332
*	Cabot Microelectronics Corp.	157,877	8,249
	Blackbaud Inc.	302,555	8,242
*	Netgear Inc.	247,527	8,030
*	ValueClick Inc.	553,537	8,004
*	Entegris Inc.	907,153	7,956
*	Benchmark Electronics Inc.	417,595	7,922
*,^ SunPower Corp. Class A		462,053	7,920
*	Acxiom Corp.	549,160	7,880
*	Unisys Corp.	251,319	7,846
*	MicroStrategy Inc. Class A	58,290	7,839
	Cognex Corp.	277,406	7,837
*	Integrated Device Technology Inc.	1,051,564	7,750
*	Rofin-Sinar Technologies Inc.	194,836	7,696
*	L-1 Identity Solutions Inc.	640,524	7,545
	Power Integrations Inc.	195,756	7,503
*	ACI Worldwide Inc.	227,830	7,473
*	Spansion Inc. Class A	393,646	7,349
*	Sonus Networks Inc.	1,893,679	7,120
*	TiVo Inc.	800,740	7,014
*,^ STEC Inc.		349,122	7,014
*	Scansource Inc.	183,383	6,967
*	Euronet Worldwide Inc.	348,477	6,736
*	Stratasys Inc.	143,114	6,726
*	Websense Inc.	286,360	6,578
*	Mantech International Corp. Class A	154,612	6,556
*	Netscout Systems Inc.	239,876	6,553

*	Aspen Technology Inc.	427,978	6,415
*	DealerTrack Holdings Inc.	278,470	6,394
*,^ Power-One Inc.		729,285	6,381
*	Emulex Corp.	596,381	6,363
*	Tessera Technologies Inc.	346,746	6,332
*	Synaptics Inc.	234,107	6,326
*	Advent Software Inc.	220,117	6,311
*	Harmonic Inc.	670,238	6,287
*,^ Ebix Inc.		262,040	6,197
*	Brooks Automation Inc.	448,102	6,152
*	Sanmina-SCI Corp.	546,894	6,131
*	Checkpoint Systems Inc.	271,981	6,114
*	Constant Contact Inc.	173,205	6,045
*	Amkor Technology Inc.	881,654	5,942
*,^ RealD Inc.		214,508	5,869
*	Synchronoss Technologies Inc.	168,555	5,857
	Opnet Technologies Inc.	149,541	5,831
	Earthlink Inc.	742,377	5,813
*	RealPage Inc.	205,047	5,686
*	Bottomline Technologies Inc.	225,598	5,672
*	DTS Inc.	118,508	5,526
*	Loral Space & Communications Inc.	70,553	5,471
*	SolarWinds Inc.	230,862	5,416
*	Insight Enterprises Inc.	317,082	5,400
*	TTM Technologies Inc.	296,726	5,389
*	DG FastChannel Inc.	166,439	5,363
*	Ultratech Inc.	181,741	5,343
*	SYNNEX Corp.	163,201	5,342
*	Sourcefire Inc.	192,019	5,282
*	Powerwave Technologies Inc.	1,148,645	5,180
	Comtech Telecommunications Corp.	189,767	5,158
*	comScore Inc.	174,605	5,153
*	Ixia	322,025	5,114
*	RightNow Technologies Inc.	162,310	5,080
*	Brightpoint Inc.	465,690	5,048
	MTS Systems Corp.	108,929	4,962
*	Manhattan Associates Inc.	150,496	4,924
*	Rogers Corp.	108,500	4,889
	AVX Corp.	326,785	4,872
*	OSI Systems Inc.	128,737	4,832
*	Silicon Image Inc.	532,636	4,778
*	Lattice Semiconductor Corp.	807,346	4,763
	NIC Inc.	381,884	4,758
*	LogMeIn Inc.	112,469	4,742
*	CSG Systems International Inc.	235,214	4,690
*	Silicon Graphics International Corp.	217,041	4,645
*	Electronics for Imaging Inc.	315,427	4,640
	Syntel Inc.	88,835	4,640
	Micrel Inc.	342,173	4,613
	Heartland Payment Systems Inc.	262,412	4,600
*	Volterra Semiconductor Corp.	184,411	4,579
	Park Electrochemical Corp.	141,623	4,567
*	Kulicke & Soffa Industries Inc.	486,736	4,551
*	Newport Corp.	252,276	4,498
*,^ QuinStreet Inc.		197,001	4,478
*	FARO Technologies Inc.	111,082	4,443
*	Avid Technology Inc.	199,138	4,441
*	Verint Systems Inc.	121,800	4,365

*	Tyler Technologies Inc.	183,685	4,355
^	VirnetX Holding Corp.	218,241	4,345
*	Advanced Energy Industries Inc.	264,587	4,326
*	Mercury Computer Systems Inc.	204,321	4,323
	Black Box Corp.	121,468	4,270
	Pegasystems Inc.	111,759	4,240
*	Kenexa Corp.	153,183	4,226
*	Cardtronics Inc.	204,973	4,171
*	TeleTech Holdings Inc.	209,721	4,064
*,^ Entropic Communications Inc.		478,702	4,045
*	Radiant Systems Inc.	228,367	4,042
*	ATMI Inc.	213,667	4,034
*	Applied Micro Circuits Corp.	388,236	4,030
*	Ancestry.com Inc.	113,593	4,027
	iGate Corp.	213,536	4,008
*	Oclaro Inc.	339,319	3,906
*	Standard Microsystems Corp.	155,853	3,843
	Forrester Research Inc.	99,862	3,824
*	Tekelec	465,113	3,777
*	Quantum Corp.	1,484,138	3,740
	United Online Inc.	584,283	3,684
	EPIQ Systems Inc.	254,347	3,652
*	Zoran Corp.	349,852	3,635
*	MIPS Technologies Inc. Class A	343,110	3,599
*	Ceva Inc.	133,267	3,562
*	Intermec Inc.	328,209	3,541
*	Accelrys Inc.	440,045	3,520
*	Interactive Intelligence Inc.	90,304	3,496
*	FormFactor Inc.	338,254	3,484
*	SunPower Corp. Class B	208,266	3,472
*	Epicor Software Corp.	310,924	3,442
*	Monolithic Power Systems Inc.	242,378	3,439
*	Electro Scientific Industries Inc.	196,208	3,406
*	LivePerson Inc.	266,047	3,363
	Methode Electronics Inc.	275,186	3,324
*	Vocus Inc.	128,051	3,311
	Sycamore Networks Inc.	133,571	3,263
*	Kemet Corp.	218,199	3,236
*	Hypercom Corp.	268,515	3,230
*,^ Rubicon Technology Inc.		114,007	3,156
*	Photronics Inc.	344,628	3,091
*	Knot Inc.	255,695	3,081
*	Measurement Specialties Inc.	89,649	3,053
*	Maxwell Technologies Inc.	176,687	3,051
	CTS Corp.	280,975	3,035
*	LTX-Credence Corp.	330,273	3,015
*	SMART Modular Technologies WWH Inc.	367,291	2,854
*,^ Calix Inc.		137,311	2,789
*	TNS Inc.	178,272	2,776
*	DemandTec Inc.	210,674	2,772
*	Move Inc.	1,150,621	2,750
*	Ciber Inc.	407,531	2,730
*	IXYS Corp.	201,656	2,708
*	Super Micro Computer Inc.	166,993	2,679
	Daktronics Inc.	249,077	2,678
*	Travelzoo Inc.	39,664	2,641
*	Sigma Designs Inc.	203,120	2,630
*	Magma Design Automation Inc.	378,539	2,582

*	NetSuite Inc.	88,229	2,566
*	UTStarcom Inc.	1,089,229	2,560
*	Saba Software Inc.	258,769	2,539
*	Echelon Corp.	250,591	2,538
*	Aviat Networks Inc.	489,699	2,532
*	Anaren Inc.	125,723	2,527
*	VASCO Data Security International Inc.	181,229	2,488
*	LoopNet Inc.	175,195	2,479
*	Monotype Imaging Holdings Inc.	170,207	2,468
*	Oplink Communications Inc.	126,596	2,467
*	Rudolph Technologies Inc.	223,625	2,446
*	ExlService Holdings Inc.	113,659	2,404
*	S1 Corp.	358,511	2,395
*	Perficient Inc.	198,972	2,390
	Keynote Systems Inc.	127,723	2,369
*	RealNetworks Inc.	634,412	2,360
*,^ KIT Digital Inc.		195,811	2,358
*	Multi-Fineline Electronix Inc.	81,998	2,314
*	Internap Network Services Corp.	348,368	2,289
	Cohu Inc.	148,515	2,281
*	support.com Inc.	425,967	2,211
*	Infinera Corp.	262,309	2,201
*	THQ Inc.	481,015	2,193
*	Extreme Networks	624,318	2,185
*	Imation Corp.	191,961	2,138
	Cass Information Systems Inc.	54,287	2,133
*	AXT Inc.	292,681	2,099
*	Kopin Corp.	450,171	2,066
	DDi Corp.	191,502	2,024
*	Smith Micro Software Inc.	215,782	2,020
*	Infospace Inc.	232,893	2,017
*	FleetCor Technologies Inc.	61,700	2,015
*	Limelight Networks Inc.	280,745	2,010
*	EMS Technologies Inc.	101,116	1,987
*	NVE Corp.	35,241	1,985
	Electro Rent Corp.	115,245	1,980
*	Supertex Inc.	87,612	1,952
*	Intevac Inc.	156,158	1,941
*	Spectrum Control Inc.	98,545	1,939
*	Amtech Systems Inc.	76,650	1,935
*	Anadigics Inc.	428,179	1,918
*	QLIK Technologies Inc.	73,459	1,910
*	Computer Task Group Inc.	143,172	1,903
*	Web.com Group Inc.	130,009	1,897
*	Exar Corp.	313,604	1,888
*	Seachange International Inc.	197,144	1,873
*	Integral Systems Inc.	153,541	1,869
	ModusLink Global Solutions Inc.	341,062	1,862
*	Deltek Inc.	240,390	1,827
*	Zix Corp.	494,449	1,820
*	Callidus Software Inc.	260,933	1,793
*	Nanometrics Inc.	97,412	1,762
*	MoSys Inc.	292,754	1,759
*	Pericom Semiconductor Corp.	169,511	1,758
*	Globecomm Systems Inc.	140,184	1,728
*	BroadSoft Inc.	36,072	1,720
*	Lionbridge Technologies Inc.	500,097	1,715
*	Integrated Silicon Solution Inc.	183,372	1,700

	Pulse Electronics Corp.	277,719	1,680
*	Actuate Corp.	319,022	1,659
	Stamps.com Inc.	124,006	1,655
*	Opnext Inc.	671,065	1,631
*	Zygo Corp.	110,311	1,613
	Marchex Inc. Class B	203,590	1,602
*	Trident Microsystems Inc.	1,372,251	1,578
*	DSP Group Inc.	203,943	1,570
*	Dynamics Research Corp.	95,541	1,562
*	PROS Holdings Inc.	106,959	1,558
*	Mindspeed Technologies Inc.	183,914	1,556
*	Liquidity Services Inc.	86,139	1,538
*	Transact Technologies Inc.	127,286	1,521
*	Radisys Corp.	175,264	1,518
*	Digi International Inc.	143,099	1,511
*,^ Wave Systems Corp. Class A		479,421	1,501
*	MoneyGram International Inc.	435,450	1,494
*	Global Cash Access Holdings Inc.	451,217	1,475
*	Aeroflex Holding Corp.	80,500	1,466
	Telular Corp.	201,463	1,463
*	KVH Industries Inc.	94,378	1,427
	American Software Inc. Class A	189,973	1,402
*,^ Research Frontiers Inc.		205,046	1,398
*	Virtusa Corp.	74,033	1,387
*	Symmetricom Inc.	225,643	1,383
*	IntraLinks Holdings Inc.	51,696	1,382
*	Ultra Clean Holdings	131,400	1,359
*	FalconStor Software Inc.	296,250	1,348
*	SS&C Technologies Holdings Inc.	65,983	1,347
*	PC Mall Inc.	128,872	1,336
*	Axcelis Technologies Inc.	503,040	1,333
*	Gerber Scientific Inc.	141,066	1,320
*	PRGX Global Inc.	215,700	1,309
*	Cray Inc.	200,684	1,294
*	Vishay Precision Group Inc.	81,824	1,282
*	Booz Allen Hamilton Holding Corp.	71,100	1,281
*	QuickLogic Corp.	252,820	1,239
*	BTU International Inc.	111,167	1,223
*	iGO Inc.	432,897	1,221
*	NCI Inc. Class A	49,888	1,216
*	Dice Holdings Inc.	80,036	1,209
*	Immersion Corp.	152,449	1,165
*	Hackett Group Inc.	298,042	1,144
	Renaissance Learning Inc.	97,273	1,143
*	Pervasive Software Inc.	170,783	1,141
*	Novatel Wireless Inc.	207,306	1,132
*,^ Glu Mobile Inc.		260,972	1,130
*	Fabrinet	55,803	1,125
*	TeleCommunication Systems Inc. Class A	271,180	1,117
*	Guidance Software Inc.	132,332	1,109
*	Tollgrade Communications Inc.	109,137	1,100
*	LeCroy Corp.	80,561	1,077
*	X-Rite Inc.	225,989	1,073
*	Data I/O Corp.	177,666	1,068
	Ipass Inc.	676,702	1,056
*	Mattson Technology Inc.	431,457	1,053
*	Bsquare Corp.	146,452	1,046
*	XETA Technologies Inc.	191,033	1,045

*	Agilysys Inc.	181,872	1,044
	Bel Fuse Inc. Class B	46,935	1,033
*	Advanced Analogic Technologies Inc.	273,146	1,032
*	Conexant Systems Inc.	427,831	1,018
*	Westell Technologies Inc. Class A	290,049	1,015
*	Openwave Systems Inc.	472,759	1,012
*,^ Emcore Corp.		391,031	1,009
*	Datalink Corp.	156,985	1,005
	Mocon Inc.	68,091	970
*	ORBCOMM Inc.	292,962	967
*	OCZ Technology Group Inc.	118,364	952
	Communications Systems Inc.	61,604	951
*	Digimarc Corp.	32,728	946
*	ShoreTel Inc.	113,195	932
*	PDF Solutions Inc.	136,609	908
*,^ Microvision Inc.		680,636	898
*	Network Equipment Technologies Inc.	237,338	895
	Richardson Electronics Ltd.	66,286	874
*	Frequency Electronics Inc.	82,635	848
*	Network Engines Inc.	411,278	835
*	Aware Inc.	229,403	826
*	Autobytel Inc.	572,741	825
*	Rosetta Stone Inc.	58,302	770
*	LRAD Corp.	271,744	758
	Rimage Corp.	46,868	757
*	Bitstream Inc. Class A	117,128	750
	Evolving Systems Inc.	102,263	740
*	SRS Labs Inc.	84,276	720
*,^ Meru Networks Inc.		35,225	715
*	Tier Technologies Inc. Class B	129,531	712
*	NAPCO Security Technologies Inc.	300,223	703
*,^ Echo Global Logistics Inc.		51,691	679
*	Presstek Inc.	320,018	666
*,^ Energy Conversion Devices Inc.		294,487	666
*	KEY Tronic Corp.	131,723	660
*	Comverge Inc.	140,249	654
*	GSI Technology Inc.	71,531	650
*,^ Local.com Corp.		167,148	650
*	GSI Group Inc.	63,030	649
*	Majesco Entertainment Co.	199,658	631
*	Dot Hill Systems Corp.	221,194	626
	QAD Inc. Class A	57,949	624
*	NaviSite Inc.	113,615	624
*,^ Demand Media Inc.		26,300	619
*	PC-Tel Inc.	80,177	615
*	BigBand Networks Inc.	236,667	604
*	StarTek Inc.	115,340	581
*	PC Connection Inc.	65,582	581
*	Versant Corp.	44,049	581
*	Transwitch Corp.	126,788	573
*,^ Superconductor Technologies Inc.		189,394	566
*	Insweb Corp.	75,459	564
*	Identive Group Inc.	213,733	564
	Optical Cable Corp.	111,581	555
*	Ramtron International Corp.	252,459	548
	Mesa Laboratories Inc.	18,022	540
*	RAE Systems Inc.	285,005	504
*	MaxLinear Inc.	61,356	501

	TheStreet.com Inc.	148,904	499
	Astro-Med Inc.	64,998	498
*	PLX Technology Inc.	136,238	497
*	EndWave Corp.	207,182	497
*	Market Leader Inc.	194,905	487
*	Online Resources Corp.	128,409	485
*	Information Services Group Inc.	219,952	482
*	Innodata Isogen Inc.	196,497	476
*	FSI International Inc.	106,309	466
*	LoJack Corp.	98,177	460
*	Reis Inc.	57,174	452
*	Performance Technologies Inc.	208,179	443
*	Procera Networks Inc.	43,313	439
*	GSE Systems Inc.	193,828	438
*	Hutchinson Technology Inc.	153,807	434
*	ID Systems Inc.	94,148	433
*	Onvia Inc.	99,608	418
*	Cyberoptics Corp.	45,393	394
	Imergent Inc.	57,651	385
*	Micronetics Inc.	92,314	371
*	Aetrium Inc.	215,721	371
*	Cinedigm Digital Cinema Corp. Class A	206,471	370
*	EasyLink Services International Corp. Class A	87,843	364
*,^ Evergreen Solar Inc.		266,829	360
*	IEC Electronics Corp.	42,819	360
*	Stream Global Services Inc.	115,036	349
*	CalAmp Corp.	102,660	344
*	Zhone Technologies Inc.	145,709	335
*	Sonic Foundry Inc.	21,446	322
*	Tii Network Technologies Inc.	109,678	317
*	Pixelworks Inc.	87,616	315
*	Spire Corp.	66,782	315
*	NetSol Technologies Inc.	167,892	314
*,^ Hauppauge Digital Inc.		153,081	305
*	AuthenTec Inc.	94,740	303
*	LGL Group Inc.	21,548	299
*	Looksmart Ltd.	175,426	288
*	ePlus Inc.	10,654	284
*	Cascade Microtech Inc.	43,648	270
*	eMagin Corp.	36,450	261
*	Motricity Inc.	16,920	254
*	Acorn Energy Inc.	70,825	254
*	Video Display Corp.	65,454	251
*	Ditech Networks Inc.	169,861	246
*	WebMediaBrands Inc.	171,254	240
*	PAR Technology Corp.	52,752	237
*	Inphi Corp.	11,172	235
*	RF Monolithics Inc.	186,353	233
*	Netlist Inc.	91,023	228
*	TechTarget Inc.	25,396	226
*,^ Parkervision Inc.		322,247	226
*	Ikanos Communications Inc.	197,459	225
*	Lantronix Inc.	54,634	208
*	Planar Systems Inc.	75,464	208
*	Convio Inc.	17,110	199
*	Digital Ally Inc.	148,769	193
*	EDGAR Online Inc.	139,811	183
*	Intellicheck Mobilisa Inc.	188,700	181

* Management Network Group Inc.	72,395	170
* Newtek Business Services Inc.	96,214	159
* Alliance Fiber Optic Products Inc.	14,156	159
* TeleNav Inc.	12,495	148
* Soundbite Communications Inc.	55,082	146
QAD Inc. Class B	14,091	145
* Vertro Inc.	40,258	142
* Selectica Inc.	24,332	138
Bel Fuse Inc. Class A	5,719	137
* TSR Inc.	27,043	135
* Authentidate Holding Corp.	223,262	134
* TigerLogic Corp.	28,977	130
* Lightpath Technologies Inc. Class A	60,957	127
* Envestnet Inc.	8,745	118
* Dialogic Inc.	20,792	98
* Viasystems Group Inc.	3,372	92
* Scientific Learning Corp.	25,731	80
* MEMSIC Inc.	19,210	71
* Wireless Ronin Technologies Inc.	46,945	60
* Mastech Holdings Inc.	12,664	59
* Numerex Corp. Class A	5,800	57
* GTSI Corp.	12,135	56
* Globalscape Inc.	20,990	53
* Unify Corp.	18,137	52
* DRI Corp.	39,661	49
* ClearOne Communications Inc.	6,444	43
* INX Inc.	5,390	40
* MakeMusic Inc.	7,646	37
* Relm Wireless Corp.	18,822	30
* Inuvo Inc.	8,819	25
* Wireless Telecom Group Inc.	21,406	23
* Rainmaker Systems Inc.	17,407	22
* Overland Storage Inc.	9,540	21
* DayStar Technologies Inc.	22,553	20
* USA Technologies Inc.	4,700	12
* eLoyalty Corp.	1,100	8
* Edgewater Technology Inc.	2,500	8
* Interphase Corp.	449	3
		3,165,630
Materials (7.0%)
Mosaic Co.	1,092,518	86,036
Lubrizol Corp.	436,450	58,467
Walter Energy Inc.	361,956	49,020
Celanese Corp. Class A	1,065,148	47,261
* Crown Holdings Inc.	1,056,673	40,766
Albemarle Corp.	626,571	37,450
Ashland Inc.	539,765	31,177
Reliance Steel & Aluminum Co.	510,610	29,503
Martin Marietta Materials Inc.	311,695	27,950
Steel Dynamics Inc.	1,485,546	27,884
Nalco Holding Co.	946,725	25,855
Domtar Corp.	279,282	25,633
Valspar Corp.	651,729	25,483
Sonoco Products Co.	680,990	24,672
* Smurfit-Stone Container Corp.	635,454	24,560
Aptargroup Inc.	458,453	22,982
* Coeur d'Alene Mines Corp.	611,632	21,273

*	Solutia Inc.	833,434	21,169
	RPM International Inc.	884,323	20,985
	Compass Minerals International Inc.	223,997	20,950
	Cabot Corp.	447,805	20,729
	Huntsman Corp.	1,179,039	20,492
	Packaging Corp. of America	702,182	20,286
	Royal Gold Inc.	367,456	19,255
*	WR Grace & Co.	498,463	19,086
*	Allied Nevada Gold Corp.	529,880	18,800
^	Rock-Tenn Co. Class A	268,198	18,600
	Cytec Industries Inc.	338,025	18,378
	Scotts Miracle-Gro Co. Class A	314,752	18,208
*	Rockwood Holdings Inc.	362,213	17,828
	Temple-Inland Inc.	738,771	17,287
*	Hecla Mining Co.	1,903,839	17,287
*	AbitibiBowater Inc.	547,852	14,721
	Greif Inc. Class A	213,137	13,941
	Commercial Metals Co.	783,791	13,536
	Silgan Holdings Inc.	343,879	13,116
	Carpenter Technology Corp.	301,159	12,863
	Olin Corp.	545,293	12,498
	Sensient Technologies Corp.	340,910	12,218
*,^ Molycorp Inc.		197,372	11,846
*	Chemtura Corp.	653,762	11,245
	NewMarket Corp.	67,614	10,698
*	Intrepid Potash Inc.	303,606	10,572
	Schnitzer Steel Industries Inc.	153,162	9,957
*	Ferro Corp.	589,615	9,782
*	Louisiana-Pacific Corp.	903,020	9,482
	Globe Specialty Metals Inc.	415,587	9,459
	Eagle Materials Inc.	302,920	9,166
	PolyOne Corp.	640,821	9,106
*	Stillwater Mining Co.	390,525	8,955
	Minerals Technologies Inc.	127,043	8,705
	Texas Industries Inc.	190,712	8,626
*	Georgia Gulf Corp.	233,011	8,621
*	Kraton Performance Polymers Inc.	214,316	8,198
	Worthington Industries Inc.	380,279	7,955
*	OM Group Inc.	211,589	7,731
	Westlake Chemical Corp.	136,112	7,650
	Buckeye Technologies Inc.	270,762	7,373
	Balchem Corp.	195,992	7,354
*	Century Aluminum Co.	387,926	7,246
	HB Fuller Co.	335,720	7,211
	Arch Chemicals Inc.	172,358	7,168
	Innophos Holdings Inc.	146,969	6,777
*	RTI International Metals Inc.	206,677	6,438
*	Clearwater Paper Corp.	78,742	6,410
*	US Gold Corp.	717,996	6,340
	Schweitzer-Mauduit International Inc.	123,538	6,252
	AMCOL International Corp.	173,063	6,227
*	Calgon Carbon Corp.	386,168	6,132
	Koppers Holdings Inc.	141,100	6,025
*	Materion Corp.	138,843	5,665
*	STR Holdings Inc.	283,776	5,443
	A Schulman Inc.	215,991	5,339
*	Horsehead Holding Corp.	297,111	5,066
	Kaiser Aluminum Corp.	101,567	5,002

	Deltic Timber Corp.	73,609	4,920
	Boise Inc.	517,713	4,742
	Haynes International Inc.	83,446	4,627
*	KapStone Paper and Packaging Corp.	262,114	4,501
*	LSB Industries Inc.	111,309	4,412
	PH Glatfelter Co.	329,284	4,386
	Stepan Co.	52,471	3,804
*	Graphic Packaging Holding Co.	578,174	3,134
*	General Moly Inc.	554,328	2,982
*	Omnova Solutions Inc.	362,954	2,856
	Neenah Paper Inc.	129,422	2,843
	Myers Industries Inc.	280,804	2,788
	Wausau Paper Corp.	359,027	2,743
*	Headwaters Inc.	455,176	2,686
	Kronos Worldwide Inc.	45,684	2,670
	Zep Inc.	149,934	2,610
	Hawkins Inc.	63,218	2,597
*	Graham Packaging Co. Inc.	147,619	2,573
	Quaker Chemical Corp.	63,009	2,531
	Olympic Steel Inc.	71,664	2,351
*	Noranda Aluminum Holding Corp.	145,483	2,335
*	Zoltek Cos. Inc.	169,040	2,270
*	Mercer International Inc.	163,191	2,211
*	AM Castle & Co.	110,787	2,092
*,^ ADA-ES Inc.		94,935	2,074
*	TPC Group Inc.	67,193	1,940
*	Flotek Industries Inc.	220,614	1,855
*	Senomyx Inc.	306,665	1,852
*	Spartech Corp.	221,931	1,609
	NL Industries Inc.	103,456	1,536
^	Great Northern Iron Ore Properties	11,834	1,480
*	Universal Stainless & Alloy	39,450	1,331
*	AEP Industries Inc.	43,386	1,289
	American Vanguard Corp.	139,102	1,207
*,^ Zagg Inc.		159,717	1,200
*	US Energy Corp. Wyoming	174,857	1,095
*	Landec Corp.	151,344	984
*	Metals USA Holdings Corp.	58,117	951
*	Handy & Harman Ltd.	65,482	787
	Synalloy Corp.	51,227	659
*	TOR Minerals International Inc.	32,718	633
*	United States Lime & Minerals Inc.	14,638	593
*	Penford Corp.	81,876	510
	KMG Chemicals Inc.	23,743	467
	Chase Corp.	24,653	455
*	Nanophase Technologies Corp.	247,325	354
*	Mod-Pac Corp.	49,498	305
*	Timberline Resources Corp.	294,249	284
*,^ Metalline Mining Co.		241,155	270
*	American Pacific Corp.	44,024	268
*	Solitario Exploration & Royalty Corp.	61,233	220
*	Verso Paper Corp.	37,309	200
*,^ Cereplast Inc.		34,359	184
*	Arabian American Development Co.	22,574	96
*	US Concrete Inc.	7,700	73
*	Mines Management Inc.	16,600	48

*	Clean Diesel Technologies Inc.	1,871	16
			1,371,916
Telecommunication Services (1.5%)
*	Crown Castle International Corp.	1,346,961	57,313
*	NII Holdings Inc.	1,158,272	48,265
*	SBA Communications Corp. Class A	786,766	31,219
*	tw telecom inc Class A	1,036,008	19,891
*	Level 3 Communications Inc.	11,422,603	16,791
	Telephone & Data Systems Inc.	481,550	16,228
*,^ Clearwire Corp. Class A		2,567,817	14,354
	AboveNet Inc.	175,220	11,365
*	Leap Wireless International Inc.	354,870	5,497
*	United States Cellular Corp.	105,850	5,450
*	Cogent Communications Group Inc.	314,353	4,486
	Telephone & Data Systems Inc. – Special Common Shares	147,351	4,350
	NTELOS Holdings Corp.	203,552	3,748
*	Neutral Tandem Inc.	252,949	3,731
*	Cincinnati Bell Inc.	1,367,609	3,665
*	Premiere Global Services Inc.	448,257	3,416
*	Hughes Communications Inc.	56,080	3,346
*	Global Crossing Ltd.	239,525	3,334
	IDT Corp. Class B	122,161	3,292
	Shenandoah Telecommunications Co.	179,190	3,236
*	General Communication Inc. Class A	292,117	3,196
*	Vonage Holdings Corp.	689,337	3,143
	Alaska Communications Systems Group Inc.	291,222	3,102
	Consolidated Communications Holdings Inc.	159,627	2,990
*	PAETEC Holding Corp.	846,061	2,826
	USA Mobility Inc.	190,436	2,760
	Atlantic Tele-Network Inc.	62,842	2,337
*	ICO Global Communications Holdings Ltd.	856,520	2,287
*	Iridium Communications Inc.	268,689	2,142
*	Cbeyond Inc.	171,273	1,999
*	Fairpoint Communications Inc.	111,700	1,884
*	8x8 Inc.	626,186	1,760
*	SureWest Communications	82,344	1,184
	HickoryTech Corp.	96,849	880
	Warwick Valley Telephone Co.	48,561	730
*,^ Towerstream Corp.		172,478	674
*	inContact Inc.	173,742	573
*	FiberTower Corp.	184,960	372
*	Globalstar Inc.	282,690	359
			298,175
Utilities (4.0%)
	National Fuel Gas Co.	562,546	41,628
*	Calpine Corp.	2,403,087	38,137
	OGE Energy Corp.	666,890	33,718
	American Water Works Co. Inc.	1,196,664	33,566
	NSTAR	708,713	32,792
	Energen Corp.	492,019	31,056
	MDU Resources Group Inc.	1,288,468	29,596
	Alliant Energy Corp.	758,675	29,535
	UGI Corp.	757,224	24,913
	ITC Holdings Corp.	346,695	24,234
	NV Energy Inc.	1,609,613	23,967
	DPL Inc.	814,375	22,322
	Aqua America Inc.	941,433	21,549

AGL Resources Inc.			534,359	21,289
Atmos Energy Corp.			618,995	21,108
Questar Corp.			1,200,843	20,955
Westar Energy Inc.			769,819	20,339
* GenOn Energy Inc.			5,240,965	19,968
Great Plains Energy Inc.			929,007	18,599
Hawaiian Electric Industries Inc.			645,466	16,008
Vectren Corp.			558,859	15,201
Piedmont Natural Gas Co. Inc.			493,833	14,988
Cleco Corp.			416,138	14,269
WGL Holdings Inc.			349,669	13,637
IDACORP Inc.			336,735	12,830
Portland General Electric Co.			515,697	12,258
Southwest Gas Corp.			312,164	12,165
New Jersey Resources Corp.			282,459	12,132
South Jersey Industries Inc.			204,596	11,451
UIL Holdings Corp.			345,584	10,547
Unisource Energy Corp.			249,500	9,015
Avista Corp.			389,581	9,011
Black Hills Corp.			268,786	8,988
* El Paso Electric Co.			292,158	8,882
PNM Resources Inc.			594,003	8,863
Northwest Natural Gas Co.			182,587	8,423
Allete Inc.			213,477	8,319
NorthWestern Corp.			248,216	7,521
MGE Energy Inc.			158,487	6,417
Empire District Electric Co.			284,593	6,201
Laclede Group Inc.			152,843	5,823
Otter Tail Corp.			246,425	5,601
CH Energy Group Inc.			108,733	5,495
California Water Service Group			142,733	5,305
American States Water Co.			128,033	4,591
* Dynegy Inc. Class A			705,597	4,015
Ormat Technologies Inc.			146,509	3,711
Chesapeake Utilities Corp.			72,871	3,033
Middlesex Water Co.			131,393	2,390
Central Vermont Public Service Corp.			98,290	2,289
SJW Corp.			88,910	2,058
Connecticut Water Service Inc.			57,814	1,523
York Water Co.			74,889	1,304
Unitil Corp.			53,098	1,251
* Cadiz Inc.			94,708	1,155
Artesian Resources Corp. Class A			43,790	854
Delta Natural Gas Co. Inc.			25,042	790
Pennichuck Corp.			25,778	734
*,^ US Geothermal Inc.			361,821	398
* Purecycle Corp.			83,956	331
*,^ Synthesis Energy Systems Inc.			92,580	261
*,^ American DG Energy Inc.			18,005	39
				789,348
Total Common Stocks (Cost $15,240,009)				19,703,012
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Convertible Bonds (0.0%)
Health Care (0.0%)
MediciNova Inc. Cvt. (Cost $2)	0.000%	6/18/11	2	1

Total Convertible Bonds (Cost $2)				1
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.5%)
[2,3] Vanguard Market Liquidity Fund	0.208%		310,364,561	310,365

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.230%	5/16/11	1,000	1,000
[4,5] Fannie Mae Discount Notes	0.180%	6/20/11	4,000	3,998
[4,5] Federal Home Loan Bank Discount Notes	0.150%	5/25/11	5,000	4,999
				9,997
Total Temporary Cash Investments (Cost $320,361)				320,362
Total Investments (101.4%) (Cost $15,560,372)				20,023,375
Other Assets and Liabilities-Net (-1.4%)[3]				(274,433)
Net Assets (100%)				19,748,942

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $223,454,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $244,388,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $9,497,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds, and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Extended Market Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,703,012	—	—
Convertible Bonds	—	1	—
Temporary Cash Investments	310,365	9,997	—
Futures Contracts—Assets[1]	195	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	20,013,568	9,998	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2011	299	25,167	1,073
S&P MidCap 400 Index	June 2011	26	12,831	716
E-mini S&P MidCap Index	June 2011	97	9,574	429

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Extended Market Index Fund

D. At March 31, 2011, the cost of investment securities for tax purposes was $15,560,372,000. Net unrealized appreciation of investment securities for tax purposes was $4,463,003,000, consisting of unrealized gains of $5,770,927,000 on securities that had risen in value since their purchase and $1,307,924,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (11.3%)
McDonald's Corp.	11,526,863	877,079
Walt Disney Co.	19,626,507	845,706
* Amazon.com Inc.	3,917,624	705,682
Home Depot Inc.	18,169,040	673,345
Comcast Corp. Class A	26,069,874	644,447
* Ford Motor Co.	33,403,412	498,045
Time Warner Inc.	12,102,719	432,067
News Corp. Class A	24,449,984	429,342
* DIRECTV Class A	9,096,091	425,697
Lowe's Cos. Inc.	15,056,142	397,934
Target Corp.	7,337,196	366,933
Johnson Controls Inc.	7,357,851	305,866
NIKE Inc. Class B	4,020,399	304,344
Starbucks Corp.	8,085,903	298,774
Viacom Inc. Class B	6,068,256	282,295
Time Warner Cable Inc.	3,881,260	276,889
* priceline.com Inc.	535,677	271,288
Yum! Brands Inc.	5,112,601	262,685
TJX Cos. Inc.	4,318,317	214,750
Carnival Corp.	4,963,634	190,405
* General Motors Co.	5,728,211	177,746
CBS Corp. Class B	6,886,501	172,438
Kohl's Corp.	3,192,324	169,321
Coach Inc.	3,233,763	168,285
Omnicom Group Inc.	3,287,039	161,262
* Las Vegas Sands Corp.	3,736,564	157,758
Staples Inc.	7,890,970	153,243
* Bed Bath & Beyond Inc.	2,827,815	136,499
McGraw-Hill Cos. Inc.	3,350,285	132,001
Stanley Black & Decker Inc.	1,720,310	131,776
Starwood Hotels & Resorts Worldwide Inc.	2,080,790	120,936
* Netflix Inc.	484,813	115,061
Marriott International Inc. Class A	3,180,259	113,154
Macy's Inc.	4,616,945	112,007
Wynn Resorts Ltd.	879,494	111,916
Harley-Davidson Inc.	2,570,936	109,239
Gap Inc.	4,728,767	107,154
Best Buy Co. Inc.	3,691,046	106,007
Comcast Corp. Class A Special Shares	4,459,755	103,556
Fortune Brands Inc.	1,665,543	103,080
* Liberty Media Corp. - Interactive	6,209,961	99,608
Limited Brands Inc.	3,017,782	99,225
* BorgWarner Inc.	1,241,925	98,969
Mattel Inc.	3,917,221	97,656
Ross Stores Inc.	1,315,342	93,547
VF Corp.	947,343	93,342
Virgin Media Inc.	3,344,987	92,957
Cablevision Systems Corp. Class A	2,682,024	92,825
Genuine Parts Co.	1,719,925	92,257

*	Chipotle Mexican Grill Inc. Class A	337,858	92,022
*	O'Reilly Automotive Inc.	1,524,603	87,604
	Polo Ralph Lauren Corp. Class A	700,790	86,653
	Nordstrom Inc.	1,909,531	85,700
	Tiffany & Co.	1,378,667	84,705
	JC Penney Co. Inc.	2,323,492	83,437
*	AutoZone Inc.	292,365	79,979
*	CarMax Inc.	2,454,277	78,782
*	Dollar Tree Inc.	1,366,944	75,893
	Autoliv Inc.	968,058	71,859
*	Sirius XM Radio Inc.	42,865,213	71,156
	Whirlpool Corp.	829,669	70,821
	Darden Restaurants Inc.	1,435,435	70,523
	Interpublic Group of Cos. Inc.	5,340,687	67,132
	Family Dollar Stores Inc.	1,304,948	66,970
	Hasbro Inc.	1,354,635	63,451
*	Royal Caribbean Cruises Ltd.	1,526,913	63,000
*	TRW Automotive Holdings Corp.	1,130,005	62,241
	Wyndham Worldwide Corp.	1,922,642	61,159
	Newell Rubbermaid Inc.	3,170,478	60,651
*	Apollo Group Inc. Class A	1,447,999	60,396
	Advance Auto Parts Inc.	917,263	60,191
*	Discovery Communications Inc. Class A	1,497,574	59,753
	Abercrombie & Fitch Co.	964,406	56,611
	H&R Block Inc.	3,371,726	56,443
*	Liberty Media Corp. - Capital	758,992	55,915
*	DISH Network Corp. Class A	2,252,494	54,871
	Lear Corp.	1,109,829	54,237
*	Discovery Communications Inc.	1,537,182	54,124
*,^ Liberty Global Inc. Class A		1,295,387	53,642
*	Fossil Inc.	571,480	53,519
	International Game Technology	3,253,336	52,802
	PetSmart Inc.	1,285,645	52,647
	Expedia Inc.	2,230,899	50,552
	Scripps Networks Interactive Inc. Class A	999,357	50,058
*	MGM Resorts International	3,687,141	48,486
*	Lululemon Athletica Inc.	542,459	48,306
	Tractor Supply Co.	796,117	47,656
*	Liberty Global Inc.	1,190,481	47,607
	Phillips-Van Heusen Corp.	724,686	47,126
	Gentex Corp.	1,532,094	46,346
*	NVR Inc.	58,608	44,308
*	Urban Outfitters Inc.	1,447,313	43,173
*	Signet Jewelers Ltd.	937,019	43,122
*,^ Garmin Ltd.		1,267,879	42,930
	Williams-Sonoma Inc.	1,046,924	42,400
*	Liberty Media Corp. - Starz	533,886	41,430
	Tupperware Brands Corp.	690,828	41,249
*	Panera Bread Co. Class A	320,029	40,644
*	Dick's Sporting Goods Inc.	1,001,784	40,051
	Gannett Co. Inc.	2,612,190	39,784
*,^ Sears Holdings Corp.		480,175	39,686
	Leggett & Platt Inc.	1,599,381	39,185
*	Mohawk Industries Inc.	636,326	38,911
	Sotheby's	732,359	38,522
	DeVry Inc.	688,612	37,922
*	Goodyear Tire & Rubber Co.	2,519,035	37,735
	DR Horton Inc.	3,137,383	36,551

*	Deckers Outdoor Corp.	420,712	36,244
*	Tempur-Pedic International Inc.	714,396	36,191
*	LKQ Corp.	1,499,359	36,135
*	Big Lots Inc.	824,773	35,820
	Jarden Corp.	1,005,401	35,762
	Harman International Industries Inc.	759,313	35,551
*	GameStop Corp. Class A	1,570,455	35,367
*	Dollar General Corp.	1,117,801	35,043
	Foot Locker Inc.	1,700,625	33,536
	American Eagle Outfitters Inc.	2,032,045	32,289
	Polaris Industries Inc.	351,799	30,614
*	Toll Brothers Inc.	1,540,186	30,450
	Service Corp. International	2,673,651	29,571
	Chico's FAS Inc.	1,945,030	28,981
*	Hanesbrands Inc.	1,045,503	28,270
*	Warnaco Group Inc.	487,367	27,873
*	Tenneco Inc.	655,019	27,806
*	Pulte Group Inc.	3,756,803	27,800
*	Under Armour Inc. Class A	399,873	27,211
*	Penn National Gaming Inc.	724,305	26,843
*	Dana Holding Corp.	1,542,849	26,830
	Weight Watchers International Inc.	368,982	25,866
^	Washington Post Co. Class B	59,024	25,827
	Guess? Inc.	654,211	25,743
	Lennar Corp. Class A	1,411,767	25,581
	Brinker International Inc.	1,010,320	25,561
*	ITT Educational Services Inc.	351,657	25,372
	John Wiley & Sons Inc. Class A	498,113	25,324
	Rent-A-Center Inc.	711,300	24,832
	Brunswick Corp.	970,875	24,689
*	Aeropostale Inc.	1,013,297	24,643
*	Lamar Advertising Co. Class A	634,530	23,440
*	WMS Industries Inc.	631,564	22,326
*	Ascena Retail Group Inc.	687,673	22,288
*	Bally Technologies Inc.	586,746	22,208
	Aaron's Inc.	842,404	21,363
*	DreamWorks Animation SKG Inc. Class A	764,172	21,343
*	Hyatt Hotels Corp. Class A	486,612	20,944
*	Career Education Corp.	891,487	20,255
	Wolverine World Wide Inc.	534,611	19,930
	Dillard's Inc. Class A	490,681	19,686
^	Strayer Education Inc.	149,736	19,539
	RadioShack Corp.	1,243,232	18,661
*	ANN Inc.	637,237	18,550
*	Cheesecake Factory Inc.	616,344	18,546
	Wendy's/Arby's Group Inc. Class A	3,664,561	18,433
*	Madison Square Garden Inc. Class A	682,904	18,432
	Six Flags Entertainment Corp.	251,553	18,112
*	Timberland Co. Class A	436,343	18,017
*	Carter's Inc.	627,442	17,964
*,^ AutoNation Inc.		485,331	17,166
*	Ulta Salon Cosmetics & Fragrance Inc.	355,379	17,104
*	Iconix Brand Group Inc.	792,738	17,028
*	CROCS Inc.	953,251	17,006
*	Saks Inc.	1,492,074	16,875
*	Valassis Communications Inc.	542,543	15,810
	Cooper Tire & Rubber Co.	607,350	15,639
*,^ Coinstar Inc.		335,888	15,424

*	JOS A Bank Clothiers Inc.	302,929	15,413
*	Sally Beauty Holdings Inc.	1,100,048	15,412
*	Life Time Fitness Inc.	412,011	15,372
*	Vail Resorts Inc.	314,235	15,322
*	Collective Brands Inc.	705,045	15,215
*	Live Nation Entertainment Inc.	1,518,051	15,181
	Men's Wearhouse Inc.	548,402	14,840
	Hillenbrand Inc.	679,682	14,613
	Cinemark Holdings Inc.	744,308	14,402
	Thor Industries Inc.	428,288	14,292
	Morningstar Inc.	244,073	14,249
*	HSN Inc.	441,809	14,151
	CTC Media Inc.	599,027	14,119
*	Office Depot Inc.	3,026,721	14,014
*	Shutterfly Inc.	267,270	13,994
*	Orient-Express Hotels Ltd. Class A	1,105,959	13,681
^	Meredith Corp.	399,587	13,554
*	New York Times Co. Class A	1,429,396	13,536
*	Jack in the Box Inc.	594,697	13,488
*	Childrens Place Retail Stores Inc.	269,032	13,406
	Jones Group Inc.	957,500	13,166
*	Exide Technologies	1,173,180	13,116
	Pool Corp.	542,793	13,087
	Monro Muffler Brake Inc.	395,212	13,034
*	Pier 1 Imports Inc.	1,281,907	13,011
*	Steven Madden Ltd.	273,836	12,851
	Choice Hotels International Inc.	327,407	12,720
*	Gaylord Entertainment Co.	364,303	12,634
	Matthews International Corp. Class A	327,271	12,616
	Cracker Barrel Old Country Store Inc.	256,007	12,580
	Regal Entertainment Group Class A	930,477	12,561
	Buckle Inc.	306,303	12,375
	Finish Line Inc. Class A	618,349	12,274
*	OfficeMax Inc.	932,330	12,064
*	Domino's Pizza Inc.	649,385	11,968
	Arbitron Inc.	291,701	11,677
	PF Chang's China Bistro Inc.	250,244	11,559
*	Hibbett Sports Inc.	316,986	11,351
*	Pinnacle Entertainment Inc.	827,478	11,270
	MDC Holdings Inc.	443,511	11,243
	National CineMedia Inc.	601,191	11,224
*	Cabela's Inc.	440,345	11,013
	Regis Corp.	620,077	11,000
*,^ DSW Inc. Class A		268,994	10,749
	Bob Evans Farms Inc.	325,412	10,608
	KB Home	851,684	10,595
*	99 Cents Only Stores	527,873	10,346
	Group 1 Automotive Inc.	240,735	10,303
*	Charming Shoppes Inc.	2,328,091	9,918
*,^ Tesla Motors Inc.		347,662	9,630
*	Genesco Inc.	237,294	9,539
*	Buffalo Wild Wings Inc.	173,217	9,428
*	Eastman Kodak Co.	2,892,652	9,343
*	Ruby Tuesday Inc.	708,200	9,285
	Cato Corp. Class A	378,498	9,273
	American Greetings Corp. Class A	391,528	9,240
*	Biglari Holdings Inc.	21,725	9,202
*,^ Education Management Corp.		432,654	9,060

*	Helen of Troy Ltd.	307,748	9,048
	CEC Entertainment Inc.	239,156	9,023
*	Modine Manufacturing Co.	545,511	8,805
	Columbia Sportswear Co.	146,729	8,719
*	Penske Automotive Group Inc.	424,769	8,504
	Texas Roadhouse Inc. Class A	500,253	8,499
	Sturm Ruger & Co. Inc.	368,650	8,468
*,^ Capella Education Co.		169,922	8,460
*,^ Blue Nile Inc.		156,618	8,456
*	BJ's Restaurants Inc.	213,517	8,398
	Stage Stores Inc.	435,038	8,361
*	Meritage Homes Corp.	339,612	8,195
	International Speedway Corp. Class A	271,521	8,091
*	Papa John's International Inc.	255,165	8,081
	Scholastic Corp.	297,022	8,031
*	Skechers U.S.A. Inc. Class A	377,686	7,758
*	DineEquity Inc.	139,896	7,692
*	Lions Gate Entertainment Corp.	1,213,798	7,586
*	Belo Corp. Class A	860,189	7,578
*	American Axle & Manufacturing Holdings Inc.	591,555	7,448
*	True Religion Apparel Inc.	313,310	7,353
	Superior Industries International Inc.	286,133	7,336
*	K12 Inc.	214,750	7,237
*	Quiksilver Inc.	1,625,451	7,185
*	Vitamin Shoppe Inc.	211,955	7,170
*	Pre-Paid Legal Services Inc.	108,072	7,133
	Fred's Inc. Class A	525,198	6,996
	Ameristar Casinos Inc.	394,011	6,994
	Ryland Group Inc.	437,816	6,961
*,^ Liz Claiborne Inc.		1,274,928	6,872
*	American Public Education Inc.	168,581	6,819
*	iRobot Corp.	207,280	6,817
*	Interval Leisure Group Inc.	409,941	6,703
*	Zumiez Inc.	250,913	6,632
*,^ Standard Pacific Corp.		1,777,462	6,630
	Sonic Automotive Inc. Class A	461,655	6,468
*	Federal-Mogul Corp.	255,653	6,366
*	Scientific Games Corp. Class A	724,856	6,335
	Sinclair Broadcast Group Inc. Class A	495,741	6,217
*	Clear Channel Outdoor Holdings Inc. Class A	411,477	5,987
	PEP Boys-Manny Moe & Jack	466,153	5,925
	Stewart Enterprises Inc. Class A	771,263	5,892
*	Wet Seal Inc. Class A	1,371,200	5,869
	Ethan Allen Interiors Inc.	267,164	5,851
*	Steiner Leisure Ltd.	125,624	5,811
	Nutrisystem Inc.	396,731	5,749
*	Select Comfort Corp.	474,843	5,727
*	Shuffle Master Inc.	530,744	5,668
*	Krispy Kreme Doughnuts Inc.	797,230	5,613
*	Maidenform Brands Inc.	195,364	5,582
*	Ascent Media Corp. Class A	113,371	5,538
*	La-Z-Boy Inc.	573,099	5,473
*	EW Scripps Co. Class A	543,445	5,380
*	Boyd Gaming Corp.	562,305	5,269
	Universal Technical Institute Inc.	268,051	5,214
	Brown Shoe Co. Inc.	417,848	5,106
*	G-III Apparel Group Ltd.	135,337	5,086
*	Peet's Coffee & Tea Inc.	105,590	5,078

*	Denny's Corp.	1,240,468	5,036
*	Asbury Automotive Group Inc.	272,324	5,035
*	RC2 Corp.	178,737	5,023
*	California Pizza Kitchen Inc.	297,053	5,014
*	Rentrak Corp.	185,861	5,003
	News Corp. Class B	268,335	4,996
*	Lumber Liquidators Holdings Inc.	198,756	4,967
	Harte-Hanks Inc.	415,884	4,949
*	Dorman Products Inc.	116,860	4,919
	Express Inc.	249,185	4,869
	PetMed Express Inc.	297,962	4,726
*	Sonic Corp.	519,883	4,705
*	Jakks Pacific Inc.	239,459	4,634
	Callaway Golf Co.	658,772	4,493
*	Red Robin Gourmet Burgers Inc.	163,640	4,402
	Churchill Downs Inc.	104,681	4,344
	Barnes & Noble Inc.	468,711	4,307
*,^ Corinthian Colleges Inc.		971,841	4,296
	CPI Corp.	185,348	4,172
*	Retail Ventures Inc.	239,131	4,125
*	Core-Mark Holding Co. Inc.	124,511	4,115
*	Fuel Systems Solutions Inc.	134,970	4,073
	Lennar Corp. Class B	266,260	3,906
*,^ Talbots Inc.		643,227	3,885
	Oxford Industries Inc.	113,142	3,868
*	Winnebago Industries Inc.	286,655	3,833
	Standard Motor Products Inc.	271,995	3,762
^	World Wrestling Entertainment Inc. Class A	298,803	3,756
*	Journal Communications Inc. Class A	624,003	3,744
	Drew Industries Inc.	167,626	3,743
*	Knology Inc.	289,480	3,737
*,^ Drugstore.Com Inc.		967,516	3,725
*	Unifi Inc.	218,063	3,707
*	Perry Ellis International Inc.	132,659	3,651
*	Amerigon Inc.	234,876	3,587
*	Universal Electronics Inc.	121,171	3,582
	HOT Topic Inc.	620,610	3,538
*	Beazer Homes USA Inc.	752,089	3,437
*	Rue21 Inc.	110,734	3,189
*	Grand Canyon Education Inc.	218,324	3,166
*	America's Car-Mart Inc.	120,901	3,117
*	Dex One Corp.	624,968	3,025
*	Systemax Inc.	223,222	3,018
*	Citi Trends Inc.	134,642	3,001
	Lincoln Educational Services Corp.	187,110	2,973
*	Geeknet Inc.	111,582	2,968
*	K-Swiss Inc. Class A	260,977	2,941
*	AFC Enterprises Inc.	194,081	2,936
*	Movado Group Inc.	197,890	2,905
*	Stoneridge Inc.	192,256	2,811
*,^ Hovnanian Enterprises Inc. Class A		788,754	2,784
	Stein Mart Inc.	275,099	2,781
*,^ Bridgepoint Education Inc.		162,402	2,777
*	Steinway Musical Instruments Inc.	124,555	2,766
*	Furniture Brands International Inc.	604,735	2,752
*	CKX Inc.	643,109	2,714
	Christopher & Banks Corp.	398,347	2,581
*	Warner Music Group Corp.	377,578	2,556

	Big 5 Sporting Goods Corp.	212,433	2,532
*	Cavco Industries Inc.	55,200	2,493
	Hooker Furniture Corp.	208,201	2,490
*	Kirkland's Inc.	159,695	2,466
*	Arctic Cat Inc.	156,285	2,430
*	Famous Dave's Of America Inc.	248,210	2,428
*	Coldwater Creek Inc.	906,201	2,392
	Destination Maternity Corp.	102,825	2,372
*,^ hhgregg Inc.		176,810	2,368
*	Libbey Inc.	141,525	2,335
*	Carmike Cinemas Inc.	325,931	2,330
*	AH Belo Corp. Class A	277,411	2,319
	Blyth Inc.	69,509	2,258
	Strattec Security Corp.	66,743	2,234
	Volcom Inc.	118,330	2,193
	Spartan Motors Inc.	314,997	2,161
*	Kid Brands Inc.	291,432	2,142
*	Overstock.com Inc.	134,000	2,107
*	Bon-Ton Stores Inc.	135,766	2,104
	Lithia Motors Inc. Class A	140,318	2,046
*	LIN TV Corp. Class A	340,392	2,019
	Cherokee Inc.	116,467	2,010
*	Cost Plus Inc.	201,549	1,979
*	Smith & Wesson Holding Corp.	550,906	1,956
	Haverty Furniture Cos. Inc.	146,441	1,942
*	Pacific Sunwear of California Inc.	536,204	1,936
	Mac-Gray Corp.	119,260	1,924
*	Carriage Services Inc. Class A	344,724	1,899
*	ChinaCast Education Corp.	300,992	1,893
	Speedway Motorsports Inc.	117,123	1,872
*	Isle of Capri Casinos Inc.	196,698	1,869
	Marcus Corp.	166,453	1,814
*	Shoe Carnival Inc.	62,345	1,749
	Gaiam Inc. Class A	263,014	1,736
*	Morgans Hotel Group Co.	175,856	1,723
*	Carrols Restaurant Group Inc.	185,734	1,722
*	New York & Co. Inc.	244,853	1,716
	Weyco Group Inc.	69,146	1,691
*	Midas Inc.	218,061	1,673
*	Multimedia Games Inc.	277,155	1,588
*	Zale Corp.	397,772	1,587
*,^ McClatchy Co. Class A		462,456	1,572
*	O'Charleys Inc.	262,662	1,568
*	Monarch Casino & Resort Inc.	150,288	1,563
*	Saga Communications Inc. Class A	44,853	1,560
*	Entercom Communications Corp. Class A	138,464	1,526
*	M/I Homes Inc.	100,961	1,513
*	Audiovox Corp. Class A	185,001	1,480
*	Leapfrog Enterprises Inc.	341,575	1,476
*,^ Cumulus Media Inc. Class A		338,258	1,468
*	Jamba Inc.	662,916	1,458
	Learning Tree International Inc.	158,070	1,389
*	Sealy Corp.	540,828	1,374
*	Kenneth Cole Productions Inc. Class A	103,048	1,337
*,^ Wonder Auto Technology Inc.		246,203	1,334
	CSS Industries Inc.	70,136	1,322
	Ambassadors Group Inc.	117,916	1,291
*	Fisher Communications Inc.	41,285	1,283

*	Radio One Inc.	652,767	1,273
*	Daily Journal Corp.	17,525	1,266
	Shiloh Industries Inc.	108,341	1,265
	Bebe Stores Inc.	213,109	1,247
*	Stanley Furniture Co. Inc.	222,499	1,228
*	Lifetime Brands Inc.	80,818	1,212
*	Town Sports International Holdings Inc.	238,457	1,207
	Dover Downs Gaming & Entertainment Inc.	335,207	1,203
*	Casual Male Retail Group Inc.	245,033	1,203
*	West Marine Inc.	111,032	1,158
*	Bassett Furniture Industries Inc.	145,787	1,144
*	Red Lion Hotels Corp.	139,524	1,144
*	Morton's Restaurant Group Inc.	155,316	1,120
*	Marine Products Corp.	136,678	1,084
	PRIMEDIA Inc.	219,224	1,068
^	Deer Consumer Products Inc.	146,111	1,061
*	Tuesday Morning Corp.	214,618	1,052
*,^ Martha Stewart Living Omnimedia Class A		280,887	1,042
*	Valuevision Media Inc. Class A	163,663	1,041
*	MarineMax Inc.	101,809	1,004
	Skyline Corp.	44,299	888
*	Lee Enterprises Inc.	310,598	839
*	Cache Inc.	180,108	827
	Outdoor Channel Holdings Inc.	108,358	808
*,^ SuperMedia Inc.		129,154	806
*	McCormick & Schmick's Seafood Restaurants Inc.	111,113	802
*,^ China MediaExpress Holdings Inc.		67,566	799
*	Benihana Inc. Class A	93,985	794
*	Rick's Cabaret International Inc.	72,046	787
*	Orbitz Worldwide Inc.	217,358	776
*	Navarre Corp.	403,762	767
*	Nautilus Inc.	256,489	741
*	Heelys Inc.	318,621	733
*	Johnson Outdoors Inc. Class A	48,020	729
*	1-800-Flowers.com Inc. Class A	210,914	696
*	Joe's Jeans Inc.	642,685	681
*	Build-A-Bear Workshop Inc.	110,719	670
*	Luby's Inc.	126,085	667
*	Premier Exhibitions Inc.	345,029	656
*,^ Brookfield Homes Corp.		69,382	652
*	Beasley Broadcasting Group Inc. Class A	84,001	617
*,^ Jackson Hewitt Tax Service Inc.		986,967	592
*	Century Casinos Inc.	194,327	581
*	Hastings Entertainment Inc.	120,799	576
*	Media General Inc. Class A	83,158	572
*	Great Wolf Resorts Inc.	267,831	565
*	MTR Gaming Group Inc.	207,998	551
*	Nexstar Broadcasting Group Inc. Class A	61,008	529
	Escalade Inc.	93,954	525
*	dELiA*s Inc.	289,676	521
*	Bluegreen Corp.	125,034	514
*,^ American Apparel Inc.		530,315	511
*	Entravision Communications Corp. Class A	177,002	480
*	Ruth's Hospitality Group Inc.	89,924	464
*	Dixie Group Inc.	99,243	462
	Collectors Universe	29,730	421
*	Gray Television Inc.	201,600	417
*	Dover Motorsports Inc.	204,192	408

*	Reading International Inc. Class A	80,185	405
	Books-A-Million Inc.	97,807	404
*	Harris Interactive Inc.	396,283	391
*	Caribou Coffee Co. Inc.	37,648	383
*,^ Conn's Inc.		83,142	373
*	Vitacost.com Inc.	63,377	361
*	Emerson Radio Corp.	147,801	358
*	Hallwood Group Inc.	12,464	327
*	Spanish Broadcasting System Inc.	343,600	326
*	Benihana Inc. Class A	37,839	321
*	Duckwall-ALCO Stores Inc.	24,664	313
*	Canterbury Park Holding Corp.	24,382	299
	Salem Communications Corp. Class A	76,095	285
*	Hollywood Media Corp.	157,987	281
	Gaming Partners International Corp.	40,727	281
*	Trans World Entertainment Corp.	160,912	270
*	NIVS IntelliMedia Technology Group Inc.	114,584	252
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		57,817	252
*	Lakes Entertainment Inc.	91,909	248
*	Delta Apparel Inc.	16,453	235
*	VCG Holding Corp.	100,931	224
*	TravelCenters of America LLC	27,000	204
*	Global Traffic Network Inc.	16,130	201
*	Empire Resorts Inc.	321,191	199
*	Crown Media Holdings Inc. Class A	82,524	191
*,^ Universal Travel Group		42,843	183
*	Nobel Learning Communities Inc.	17,389	172
	Frisch's Restaurants Inc.	7,570	161
*,^ LodgeNet Interactive Corp.		43,342	158
*	China Automotive Systems Inc.	16,878	150
*	Culp Inc.	14,057	130
*,^ Atrinsic Inc.		35,997	129
*	SORL Auto Parts Inc.	21,166	128
*	Sport Chalet Inc. Class A	63,784	128
*	Silverleaf Resorts Inc.	52,400	127
*	AC Moore Arts & Crafts Inc.	45,984	126
*	Private Media Group Inc.	125,794	94
*	Princeton Review Inc.	228,204	87
*	Hovnanian Enterprises Inc. Class B	19,300	68
*,^ Fuqi International Inc.		19,465	55
*	China XD Plastics Co. Ltd.	10,540	55
*	Tandy Brands Accessories Inc.	17,460	50
*	Forward Industries Inc.	11,810	46
	Flexsteel Industries	2,570	39
*	SPAR Group Inc.	16,145	29
*	China Education Alliance Inc.	8,250	11
*	Emmis Communications Corp. Class A	6,535	7
*	Sport Chalet Inc. Class B	1,820	4
*	US Auto Parts Network Inc.	299	3
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	9,739	2
	Educational Development Corp.	281	2
			18,440,562
Consumer Staples (8.7%)
	Procter & Gamble Co.	30,539,862	1,881,255
	Coca-Cola Co.	22,800,621	1,512,821
	Philip Morris International Inc.	19,795,564	1,299,183
	PepsiCo Inc.	17,291,073	1,113,718

Wal-Mart Stores Inc.	21,374,374	1,112,536
Kraft Foods Inc.	19,056,248	597,604
Altria Group Inc.	22,778,828	592,933
CVS Caremark Corp.	14,825,045	508,796
Colgate-Palmolive Co.	5,266,388	425,313
Walgreen Co.	10,100,324	405,427
Costco Wholesale Corp.	4,717,041	345,853
Kimberly-Clark Corp.	4,449,275	290,404
General Mills Inc.	6,986,122	255,343
Archer-Daniels-Midland Co.	6,970,499	251,008
Sysco Corp.	6,383,672	176,828
HJ Heinz Co.	3,499,663	170,854
Kroger Co.	6,610,795	158,461
Lorillard Inc.	1,633,458	155,195
Kellogg Co.	2,812,495	151,818
Reynolds American Inc.	3,817,820	135,647
Mead Johnson Nutrition Co.	2,233,002	129,358
Avon Products Inc.	4,683,782	126,649
Estee Lauder Cos. Inc. Class A	1,234,475	118,954
Sara Lee Corp.	6,628,069	117,118
ConAgra Foods Inc.	4,799,641	113,991
Bunge Ltd.	1,502,454	108,672
Clorox Co.	1,522,151	106,657
Whole Foods Market Inc.	1,603,981	105,702
Coca-Cola Enterprises Inc.	3,698,041	100,957
Safeway Inc.	4,070,259	95,814
Hershey Co.	1,729,474	93,997
JM Smucker Co.	1,304,836	93,152
Dr Pepper Snapple Group Inc.	2,479,281	92,130
Molson Coors Brewing Co. Class B	1,773,578	83,163
* Green Mountain Coffee Roasters Inc.	1,224,572	79,120
Campbell Soup Co.	2,199,695	72,832
McCormick & Co. Inc.	1,318,271	63,053
Church & Dwight Co. Inc.	777,115	61,656
Tyson Foods Inc. Class A	3,189,096	61,199
Brown-Forman Corp. Class B	881,325	60,194
Herbalife Ltd.	646,380	52,589
* Energizer Holdings Inc.	733,300	52,182
* Hansen Natural Corp.	821,673	49,489
Hormel Foods Corp.	1,599,144	44,520
Corn Products International Inc.	825,345	42,769
* Constellation Brands Inc. Class A	2,048,299	41,540
* Ralcorp Holdings Inc.	600,204	41,072
* Smithfield Foods Inc.	1,630,151	39,221
Alberto-Culver Co. Class B	972,690	36,252
* BJ's Wholesale Club Inc.	595,852	29,089
Flowers Foods Inc.	897,380	24,436
* United Natural Foods Inc.	501,123	22,460
* TreeHouse Foods Inc.	387,670	22,047
^ SUPERVALU Inc.	2,314,882	20,672
* Dean Foods Co.	1,993,039	19,930
* Darling International Inc.	1,273,938	19,580
Nu Skin Enterprises Inc. Class A	611,951	17,594
Ruddick Corp.	455,559	17,580
Casey's General Stores Inc.	414,533	16,167
* Hain Celestial Group Inc.	469,820	15,166
Diamond Foods Inc.	240,420	13,415
Lancaster Colony Corp.	213,672	12,949

^	Sanderson Farms Inc.	277,594	12,747
	Fresh Del Monte Produce Inc.	471,513	12,311
	Universal Corp.	264,912	11,534
	Andersons Inc.	210,915	10,276
^	Vector Group Ltd.	558,341	9,654
*	Chiquita Brands International Inc.	627,540	9,626
	B&G Foods Inc. Class A	504,319	9,466
*	Boston Beer Co. Inc. Class A	102,065	9,453
*	Central European Distribution Corp.	727,033	8,252
	Nash Finch Co.	181,888	6,901
	WD-40 Co.	160,098	6,779
	Pricesmart Inc.	180,644	6,619
*	Rite Aid Corp.	6,195,428	6,567
	Tootsie Roll Industries Inc.	222,547	6,311
	J&J Snack Foods Corp.	132,429	6,233
*	Elizabeth Arden Inc.	204,061	6,124
*,^ Zhongpin Inc.		385,045	5,845
*	Heckmann Corp.	875,210	5,733
	Snyders-Lance Inc.	287,822	5,713
	Weis Markets Inc.	119,618	4,840
	Coca-Cola Bottling Co. Consolidated	72,316	4,834
*,^ Dole Food Co. Inc.		346,338	4,721
^	Cal-Maine Foods Inc.	155,277	4,581
*	Prestige Brands Holdings Inc.	388,185	4,464
*	Winn-Dixie Stores Inc.	537,790	3,840
	Spartan Stores Inc.	257,615	3,810
*	Central Garden and Pet Co. Class A	381,888	3,517
*	Pantry Inc.	226,529	3,359
*	USANA Health Sciences Inc.	93,807	3,237
*	Smart Balance Inc.	667,121	3,062
*	Alliance One International Inc.	761,381	3,061
*	Revlon Inc. Class A	192,679	3,058
*	Pilgrim's Pride Corp.	396,536	3,057
*,^ Medifast Inc.		143,118	2,827
	Imperial Sugar Co.	211,735	2,825
	Inter Parfums Inc.	150,660	2,789
*,^ Star Scientific Inc.		610,355	2,771
*	Physicians Formula Holdings Inc.	582,740	2,739
	Village Super Market Inc. Class A	81,995	2,386
	Calavo Growers Inc.	106,278	2,322
	Oil-Dri Corp. of America	105,897	2,256
	Ingles Markets Inc. Class A	103,513	2,051
*	John B. Sanfilippo & Son Inc.	174,758	2,045
*	Central Garden and Pet Co.	230,873	2,034
*	Nutraceutical International Corp.	131,986	1,977
	Schiff Nutrition International Inc.	196,033	1,786
*,^ Feihe International Inc.		206,132	1,775
*	Omega Protein Corp.	112,677	1,520
	National Beverage Corp.	106,919	1,468
	Limoneira Co.	60,327	1,430
*	Seneca Foods Corp. Class A	40,736	1,217
*,^ Lifeway Foods Inc.		112,340	1,171
	Alico Inc.	39,757	1,064
*	Reddy Ice Holdings Inc.	320,485	961
*	Inventure Foods Inc.	231,574	899
	Female Health Co.	167,990	838
*,^ American Oriental Bioengineering Inc.		556,979	830
*,^ China-Biotics Inc.		91,710	736

	Griffin Land & Nurseries Inc.	22,553	726
*	Susser Holdings Corp.	46,911	614
	MGP Ingredients Inc.	55,676	485
	Farmer Bros Co.	38,108	462
	Tasty Baking Co.	229,647	457
*,^ Yuhe International Inc.		64,600	430
*	Parlux Fragrances Inc.	133,041	418
*	QKL Stores Inc.	150,400	397
*	Mannatech Inc.	218,373	358
	Reliv International Inc.	146,308	307
*,^ China Sky One Medical Inc.		90,944	303
*	HQ Sustainable Maritime Industries Inc.	84,816	260
*	Harbinger Group Inc.	41,634	217
*	Overhill Farms Inc.	33,251	202
*	Jones Soda Co.	145,611	179
*,^ AgFeed Industries Inc.		91,534	175
	Orchids Paper Products Co.	5,513	67
*	Crystal Rock Holdings Inc.	32,920	28
			14,336,471
Energy (12.4%)
	Exxon Mobil Corp.	55,015,419	4,628,447
	Chevron Corp.	21,956,068	2,358,740
	Schlumberger Ltd.	14,885,820	1,388,252
	ConocoPhillips	15,228,151	1,216,120
	Occidental Petroleum Corp.	8,865,633	926,370
	Apache Corp.	4,167,873	545,658
	Halliburton Co.	9,923,499	494,587
	Anadarko Petroleum Corp.	5,407,112	442,951
	Marathon Oil Corp.	7,745,476	412,911
	Devon Energy Corp.	4,476,619	410,819
	National Oilwell Varco Inc.	4,578,431	362,932
	Baker Hughes Inc.	4,705,439	345,520
	EOG Resources Inc.	2,771,387	328,437
	Hess Corp.	3,310,532	282,090
	Chesapeake Energy Corp.	7,134,597	239,152
	Peabody Energy Corp.	2,941,865	211,697
	Williams Cos. Inc.	6,380,293	198,938
	Spectra Energy Corp.	7,072,752	192,237
	Noble Energy Inc.	1,910,426	184,643
	Valero Energy Corp.	6,177,786	184,222
*	Weatherford International Ltd.	8,089,780	182,829
*	Southwestern Energy Co.	3,783,916	162,595
*	Cameron International Corp.	2,646,737	151,129
	Murphy Oil Corp.	1,994,184	146,413
	El Paso Corp.	7,684,086	138,314
	Consol Energy Inc.	2,464,788	132,187
	Pioneer Natural Resources Co.	1,267,356	129,169
	Noble Corp.	2,753,345	125,608
*	FMC Technologies Inc.	1,306,694	123,456
*	Concho Resources Inc.	1,035,784	111,140
*	Newfield Exploration Co.	1,461,274	111,071
	Cimarex Energy Co.	924,650	106,557
	Range Resources Corp.	1,747,719	102,172
*	Denbury Resources Inc.	4,142,975	101,089
*	Nabors Industries Ltd.	3,115,878	94,660
*	Whiting Petroleum Corp.	1,278,552	93,910
*	Pride International Inc.	1,918,478	82,399

*	Ultra Petroleum Corp.	1,664,909	81,997
*	Petrohawk Energy Corp.	3,302,593	81,046
	Helmerich & Payne Inc.	1,157,783	79,528
*,^ Alpha Natural Resources Inc.		1,315,142	78,080
	QEP Resources Inc.	1,917,649	77,741
	EQT Corp.	1,547,807	77,236
	Massey Energy Co.	1,058,817	72,381
*	McDermott International Inc.	2,548,923	64,717
	Arch Coal Inc.	1,774,856	63,966
*	Rowan Cos. Inc.	1,377,398	60,853
	Cabot Oil & Gas Corp.	1,135,217	60,132
	Sunoco Inc.	1,317,746	60,076
*	Kinder Morgan Management LLC	902,849	59,218
	Diamond Offshore Drilling Inc.	758,680	58,949
*	Plains Exploration & Production Co.	1,529,391	55,410
*	Oceaneering International Inc.	590,530	52,823
	SM Energy Co.	688,819	51,103
*	SandRidge Energy Inc.	3,983,610	50,990
	Core Laboratories NV	490,247	50,089
	Patterson-UTI Energy Inc.	1,684,805	49,516
*	Brigham Exploration Co.	1,276,615	47,465
*	Dresser-Rand Group Inc.	880,118	47,192
*	Forest Oil Corp.	1,176,446	44,505
*	Oil States International Inc.	552,525	42,069
*	Tesoro Corp.	1,562,813	41,930
	EXCO Resources Inc.	1,971,412	40,729
	Southern Union Co.	1,291,125	36,952
*	Superior Energy Services Inc.	861,483	35,321
	Holly Corp.	580,901	35,296
*	Continental Resources Inc.	490,499	35,056
	Frontier Oil Corp.	1,155,545	33,881
	Tidewater Inc.	561,494	33,605
*	Kinder Morgan Inc.	1,040,819	30,850
	Lufkin Industries Inc.	328,542	30,709
	CARBO Ceramics Inc.	214,772	30,309
*	Atwood Oceanics Inc.	634,073	29,440
	World Fuel Services Corp.	718,700	29,186
	Berry Petroleum Co. Class A	551,814	27,839
*	Dril-Quip Inc.	348,762	27,563
*	Unit Corp.	444,254	27,522
*	Rosetta Resources Inc.	575,823	27,375
*	Patriot Coal Corp.	994,509	25,688
*	Energy XXI Bermuda Ltd.	729,809	24,886
*	Key Energy Services Inc.	1,544,751	24,021
*	Gran Tierra Energy Inc.	2,811,206	22,686
*	Complete Production Services Inc.	683,179	21,732
*	International Coal Group Inc.	1,890,633	21,364
	SEACOR Holdings Inc.	221,248	20,457
*	CVR Energy Inc.	863,131	19,990
*	Swift Energy Co.	454,515	19,399
*	Helix Energy Solutions Group Inc.	1,097,280	18,873
*	Quicksilver Resources Inc.	1,305,591	18,683
*	Bristow Group Inc.	376,023	17,786
*	Oasis Petroleum Inc.	555,349	17,560
*	McMoRan Exploration Co.	987,076	17,481
*	Bill Barrett Corp.	431,283	17,212
*	Western Refining Inc.	986,973	16,729
*	Cobalt International Energy Inc.	973,720	16,368

*	Comstock Resources Inc.	518,844	16,053
*	Stone Energy Corp.	479,092	15,987
*	Northern Oil and Gas Inc.	596,612	15,930
*	ION Geophysical Corp.	1,250,090	15,864
*	Exterran Holdings Inc.	658,103	15,617
*	Carrizo Oil & Gas Inc.	399,771	14,764
*	Gulfport Energy Corp.	401,178	14,503
*	Kodiak Oil & Gas Corp.	2,031,168	13,609
*	Cloud Peak Energy Inc.	625,559	13,506
*	Tetra Technologies Inc.	837,474	12,897
*	Gulfmark Offshore Inc.	252,190	11,225
*	Hercules Offshore Inc.	1,673,863	11,064
*	Global Industries Ltd.	1,101,921	10,788
^	Overseas Shipholding Group Inc.	330,696	10,629
*	Petroleum Development Corp.	219,793	10,552
	RPC Inc.	412,148	10,436
*	Hornbeck Offshore Services Inc.	316,620	9,768
*	James River Coal Co.	399,668	9,660
*	Tesco Corp.	413,284	9,072
	Contango Oil & Gas Co.	141,252	8,933
*	Enbridge Energy Management LLC	140,819	8,856
*,^ ATP Oil & Gas Corp.		486,344	8,808
	Penn Virginia Corp.	494,781	8,391
*	Parker Drilling Co.	1,197,302	8,273
*	USEC Inc.	1,816,138	7,991
*	Cal Dive International Inc.	1,129,433	7,883
*	Pioneer Drilling Co.	539,682	7,448
*	Clayton Williams Energy Inc.	70,051	7,404
*	Newpark Resources Inc.	929,772	7,308
	W&T Offshore Inc.	319,066	7,271
*	Approach Resources Inc.	206,336	6,933
*,^ Clean Energy Fuels Corp.		416,503	6,822
	Gulf Island Fabrication Inc.	207,045	6,661
*,^ Resolute Energy Corp.		359,196	6,516
*	Rex Energy Corp.	554,426	6,459
*	Petroquest Energy Inc.	685,108	6,413
*	Willbros Group Inc.	551,926	6,027
*,^ Hyperdynamics Corp.		1,241,867	5,737
*,^ Goodrich Petroleum Corp.		257,162	5,714
*	Basic Energy Services Inc.	223,596	5,704
*	Venoco Inc.	333,557	5,700
*,^ Harvest Natural Resources Inc.		363,542	5,540
*	Georesources Inc.	177,015	5,535
*	Callon Petroleum Co.	642,635	4,993
*	Energy Partners Ltd.	276,620	4,979
*	Abraxas Petroleum Corp.	787,034	4,604
*	Warren Resources Inc.	902,990	4,596
*	Rentech Inc.	3,589,032	4,486
*	Vaalco Energy Inc.	556,393	4,318
*	OYO Geospace Corp.	42,938	4,233
*	Endeavour International Corp.	330,490	4,197
*	FX Energy Inc.	493,466	4,125
*,^ Cheniere Energy Inc.		434,540	4,046
*,^ BPZ Resources Inc.		751,901	3,993
*	Matrix Service Co.	279,604	3,886
*,^ Magnum Hunter Resources Corp.		392,297	3,362
*	Dawson Geophysical Co.	74,754	3,280
*,^ Delta Petroleum Corp.		3,518,557	3,202

	Crosstex Energy Inc.	308,004	3,065
*	Toreador Resources Corp.	266,559	2,873
*	Syntroleum Corp.	1,166,769	2,637
*	Double Eagle Petroleum Co.	288,909	2,629
*,^ Uranium Resources Inc.		1,136,584	2,364
*	Bronco Drilling Co. Inc.	203,655	2,301
*	Bolt Technology Corp.	165,553	2,242
^	Houston American Energy Corp.	144,538	2,227
*	Gastar Exploration Ltd.	452,714	2,200
*	Vantage Drilling Co.	1,150,679	2,071
	Panhandle Oil and Gas Inc. Class A	65,234	2,065
	Alon USA Energy Inc.	143,145	1,961
*	Oilsands Quest Inc.	3,834,423	1,840
*,^ Uranium Energy Corp.		458,646	1,830
*	Westmoreland Coal Co.	120,470	1,765
	General Maritime Corp.	860,059	1,763
*	REX American Resources Corp.	108,101	1,725
*,^ GMX Resources Inc.		278,705	1,720
*	PHI Inc.	74,924	1,657
*	Natural Gas Services Group Inc.	90,868	1,614
*	CAMAC Energy Inc.	1,014,644	1,522
	Delek US Holdings Inc.	111,599	1,513
*	CREDO Petroleum Corp.	106,907	1,367
*,^ Uranerz Energy Corp.		421,676	1,345
*	Union Drilling Inc.	124,767	1,279
*,^ Green Plains Renewable Energy Inc.		103,852	1,248
*	Global Geophysical Services Inc.	80,153	1,159
*	ENGlobal Corp.	215,766	977
*	Mitcham Industries Inc.	64,585	882
*	RAM Energy Resources Inc.	411,433	856
*,^ L&L Energy Inc.		107,834	746
*	TGC Industries Inc.	78,239	608
*,^ Pacific Ethanol Inc.		906,818	568
*	Verenium Corp.	160,889	489
*	Barnwell Industries Inc.	65,221	468
*	Gasco Energy Inc.	942,746	443
*,^ GeoGlobal Resources Inc.		609,855	404
*	Isramco Inc.	5,655	368
*,^ China North East Petroleum Holdings Ltd.		39,366	183
*,^ China Integrated Energy Inc.		70,012	179
*,^ BMB Munai Inc.		187,088	175
*	GeoMet Inc.	103,208	169
*	NGAS Resources Inc.	185,947	128
*,^ Evergreen Energy Inc.		41,289	128
*,^ Cano Petroleum Inc.		227,469	120
*	HKN Inc.	39,414	116
*	Evolution Petroleum Corp.	14,849	116
*	Geokinetics Inc.	13,286	112
*,^ Sulphco Inc.		705,085	100
*,^ Tri-Valley Corp.		196,976	98
*	Atlas Energy Inc. Escrow	838,780	84
	Adams Resources & Energy Inc.	1,304	37
*	HKN Inc. Rights Exp. 4/7/11	28,024	26
*	Cubic Energy Inc.	26,705	19
*	PrimeEnergy Corp.	190	5
*	GreenHunter Energy Inc.	4,759	4
			20,344,122

Financials (16.0%)
JPMorgan Chase & Co.	42,650,140	1,966,171
Wells Fargo & Co.	54,402,027	1,724,544
Bank of America Corp.	110,031,687	1,466,722
* Citigroup Inc.	316,944,643	1,400,895
Goldman Sachs Group Inc.	5,298,125	839,594
* Berkshire Hathaway Inc. Class B	8,385,376	701,269
US Bancorp	20,929,331	553,162
American Express Co.	11,820,288	534,277
MetLife Inc.	11,511,983	514,931
Morgan Stanley	14,855,370	405,849
Bank of New York Mellon Corp.	13,533,753	404,253
PNC Financial Services Group Inc.	5,736,687	361,354
Simon Property Group Inc.	3,196,027	342,486
Prudential Financial Inc.	5,273,629	324,750
Travelers Cos. Inc.	5,024,195	298,839
Aflac Inc.	5,141,832	271,386
Capital One Financial Corp.	4,985,337	259,038
State Street Corp.	5,477,377	246,153
ACE Ltd.	3,702,881	239,576
CME Group Inc.	731,123	220,470
Franklin Resources Inc.	1,710,784	213,985
BB&T Corp.	7,568,933	207,767
Chubb Corp.	3,327,039	203,981
Charles Schwab Corp.	11,081,078	199,792
BlackRock Inc.	962,014	193,374
T Rowe Price Group Inc.	2,797,842	185,833
Allstate Corp.	5,578,735	177,292
Marsh & McLennan Cos. Inc.	5,929,564	176,760
Public Storage	1,579,839	175,220
Equity Residential	3,103,718	175,081
AON Corp.	3,240,005	171,591
SunTrust Banks Inc.	5,843,556	168,528
HCP Inc.	4,378,947	166,137
Ameriprise Financial Inc.	2,705,565	165,256
Vornado Realty Trust	1,793,898	156,966
Loews Corp.	3,633,389	156,563
Annaly Capital Management Inc.	8,652,486	150,986
Progressive Corp.	6,878,056	145,333
Boston Properties Inc.	1,528,963	145,022
Weyerhaeuser Co.	5,848,605	143,876
Discover Financial Services	5,943,589	143,359
Fifth Third Bancorp	10,015,100	139,010
Invesco Ltd.	5,041,885	128,871
Host Hotels & Resorts Inc.	7,267,751	127,985
Hartford Financial Services Group Inc.	4,608,524	124,108
Northern Trust Corp.	2,378,509	120,709
Principal Financial Group Inc.	3,495,933	112,254
AvalonBay Communities Inc.	930,905	111,783
Lincoln National Corp.	3,457,613	103,867
* Berkshire Hathaway Inc. Class A	826	103,498
NYSE Euronext	2,848,956	100,198
Regions Financial Corp.	13,712,110	99,550
ProLogis	6,208,937	99,219
Health Care REIT Inc.	1,877,624	98,463
Ventas Inc.	1,714,460	93,095
KeyCorp	10,374,771	92,128
Unum Group	3,460,783	90,846

* CIT Group Inc.	2,076,391	88,350
XL Group plc Class A	3,529,499	86,826
* CB Richard Ellis Group Inc. Class A	3,172,866	84,716
* IntercontinentalExchange Inc.	679,069	83,892
Kimco Realty Corp.	4,431,310	81,270
* SLM Corp.	5,300,972	81,105
M&T Bank Corp.	912,567	80,735
Leucadia National Corp.	2,124,003	79,735
New York Community Bancorp Inc.	4,518,474	77,989
Plum Creek Timber Co. Inc.	1,765,021	76,973
Willis Group Holdings plc	1,863,399	75,207
Moody's Corp.	2,174,831	73,749
General Growth Properties Inc.	4,731,540	73,244
* Genworth Financial Inc. Class A	5,342,611	71,912
Comerica Inc.	1,927,425	70,775
Macerich Co.	1,419,628	70,314
AMB Property Corp.	1,838,002	66,113
SL Green Realty Corp.	854,038	64,224
Huntington Bancshares Inc.	9,424,299	62,577
* Affiliated Managers Group Inc.	563,673	61,649
PartnerRe Ltd.	772,878	61,243
Legg Mason Inc.	1,669,131	60,239
Nationwide Health Properties Inc.	1,378,404	58,624
Torchmark Corp.	873,977	58,102
^ Digital Realty Trust Inc.	987,865	57,434
Cincinnati Financial Corp.	1,687,322	55,344
Rayonier Inc.	879,471	54,800
Federal Realty Investment Trust	671,718	54,785
Everest Re Group Ltd.	605,861	53,425
* Arch Capital Group Ltd.	534,643	53,031
TD Ameritrade Holding Corp.	2,520,033	52,593
People's United Financial Inc.	4,025,633	50,642
Reinsurance Group of America Inc. Class A	799,721	50,206
Hudson City Bancorp Inc.	5,176,423	50,108
UDR Inc.	1,991,377	48,530
Realty Income Corp.	1,373,386	48,000
Alexandria Real Estate Equities Inc.	604,223	47,111
Jones Lang LaSalle Inc.	465,733	46,452
WR Berkley Corp.	1,437,578	46,304
* MSCI Inc. Class A	1,231,225	45,334
Zions Bancorporation	1,945,753	44,869
Assurant Inc.	1,163,502	44,806
Axis Capital Holdings Ltd.	1,282,267	44,777
Marshall & Ilsley Corp.	5,474,777	43,743
Chimera Investment Corp.	11,023,337	43,652
Camden Property Trust	749,625	42,594
Essex Property Trust Inc.	342,067	42,416
Raymond James Financial Inc.	1,092,460	41,776
* Markel Corp.	100,791	41,773
Eaton Vance Corp.	1,285,420	41,442
RenaissanceRe Holdings Ltd.	599,657	41,370
Liberty Property Trust	1,247,907	41,056
HCC Insurance Holdings Inc.	1,260,416	39,464
American Capital Agency Corp.	1,350,753	39,361
Regency Centers Corp.	894,042	38,873
Duke Realty Corp.	2,758,300	38,644
Waddell & Reed Financial Inc. Class A	932,052	37,851
* E*Trade Financial Corp.	2,411,963	37,699

	Ares Capital Corp.	2,216,626	37,461
*	American Capital Ltd.	3,724,501	36,873
*	NASDAQ OMX Group Inc.	1,418,117	36,644
	Cullen/Frost Bankers Inc.	598,829	35,343
	Senior Housing Properties Trust	1,529,154	35,232
	Arthur J Gallagher & Co.	1,157,299	35,193
	Brown & Brown Inc.	1,326,704	34,229
	SEI Investments Co.	1,431,500	34,184
	Old Republic International Corp.	2,685,313	34,077
	East West Bancorp Inc.	1,536,100	33,733
	Transatlantic Holdings Inc.	691,262	33,644
	Fidelity National Financial Inc. Class A	2,356,203	33,293
	Developers Diversified Realty Corp.	2,376,533	33,271
	BRE Properties Inc.	700,522	33,051
	Commerce Bancshares Inc.	812,533	32,859
*	Popular Inc.	11,188,173	32,558
	Apartment Investment & Management Co.	1,277,616	32,541
	Taubman Centers Inc.	597,512	32,015
	First Horizon National Corp.	2,847,684	31,923
	Mack-Cali Realty Corp.	940,201	31,873
	Weingarten Realty Investors	1,249,823	31,321
	Hospitality Properties Trust	1,348,665	31,222
	MFA Financial Inc.	3,785,868	31,044
	First Niagara Financial Group Inc.	2,282,049	30,990
	Jefferies Group Inc.	1,220,513	30,440
	White Mountains Insurance Group Ltd.	82,816	30,162
	City National Corp.	512,509	29,239
	American Financial Group Inc.	826,229	28,935
	Piedmont Office Realty Trust Inc. Class A	1,452,150	28,186
	Highwoods Properties Inc.	783,037	27,414
	BioMed Realty Trust Inc.	1,430,640	27,211
^	Federated Investors Inc. Class B	1,010,975	27,044
	Associated Banc-Corp	1,795,182	26,658
*	SVB Financial Group	459,961	26,186
	Corporate Office Properties Trust	720,058	26,023
	TCF Financial Corp.	1,628,887	25,834
	Apollo Investment Corp.	2,134,703	25,745
	Assured Guaranty Ltd.	1,707,611	25,443
*,^ St. Joe Co.		1,010,884	25,343
	Bank of Hawaii Corp.	526,783	25,191
*	Forest City Enterprises Inc. Class A	1,336,277	25,162
	Janus Capital Group Inc.	2,010,741	25,074
*	Signature Bank	443,992	25,041
	CBL & Associates Properties Inc.	1,434,683	24,992
*	Stifel Financial Corp.	346,957	24,908
	Protective Life Corp.	935,801	24,846
	Allied World Assurance Co. Holdings Ltd.	392,804	24,625
	Home Properties Inc.	411,572	24,262
	Fulton Financial Corp.	2,174,737	24,161
	American Campus Communities Inc.	728,803	24,050
	Omega Healthcare Investors Inc.	1,074,653	24,008
	Mid-America Apartment Communities Inc.	373,661	23,989
	National Retail Properties Inc.	913,031	23,857
	Entertainment Properties Trust	508,963	23,830
	Endurance Specialty Holdings Ltd.	483,796	23,619
	Erie Indemnity Co. Class A	328,809	23,382
	Valley National Bancorp	1,674,448	23,375
	StanCorp Financial Group Inc.	506,495	23,360

Tanger Factory Outlet Centers	884,190	23,201
Aspen Insurance Holdings Ltd.	838,721	23,115
* Alleghany Corp.	69,190	22,900
Alterra Capital Holdings Ltd.	1,024,922	22,897
Douglas Emmett Inc.	1,216,754	22,814
Hanover Insurance Group Inc.	492,842	22,301
Hatteras Financial Corp.	793,052	22,301
Kilroy Realty Corp.	572,821	22,243
Validus Holdings Ltd.	663,068	22,100
Washington Real Estate Investment Trust	701,093	21,797
LaSalle Hotel Properties	798,566	21,561
Washington Federal Inc.	1,229,065	21,312
Post Properties Inc.	533,477	20,939
Prosperity Bancshares Inc.	484,900	20,739
Capitol Federal Financial Inc.	1,832,268	20,650
* ProAssurance Corp.	325,754	20,643
CommonWealth REIT	786,805	20,433
FirstMerit Corp.	1,191,437	20,326
DiamondRock Hospitality Co.	1,813,118	20,253
CapitalSource Inc.	2,828,409	19,912
Synovus Financial Corp.	8,161,939	19,589
* CNO Financial Group Inc.	2,605,808	19,570
Extra Space Storage Inc.	910,597	18,858
* Texas Capital Bancshares Inc.	716,597	18,624
Equity Lifestyle Properties Inc.	320,657	18,486
Greenhill & Co. Inc.	272,955	17,958
Brandywine Realty Trust	1,472,704	17,879
Iberiabank Corp.	293,715	17,661
Potlatch Corp.	438,077	17,611
* MBIA Inc.	1,745,587	17,526
* MGIC Investment Corp.	1,968,108	17,496
Webster Financial Corp.	810,778	17,375
* Pinnacle Financial Partners Inc.	1,042,525	17,243
First American Financial Corp.	1,026,514	16,937
Starwood Property Trust Inc.	753,082	16,794
Unitrin Inc.	536,947	16,581
Invesco Mortgage Capital Inc.	755,099	16,499
Westamerica Bancorporation	318,887	16,381
Platinum Underwriters Holdings Ltd.	429,952	16,377
Delphi Financial Group Inc.	531,865	16,334
Healthcare Realty Trust Inc.	705,103	16,006
* Portfolio Recovery Associates Inc.	186,464	15,874
DuPont Fabros Technology Inc.	650,516	15,775
* iStar Financial Inc.	1,716,111	15,754
Trustmark Corp.	663,455	15,538
Colonial Properties Trust	806,037	15,516
BOK Financial Corp.	298,663	15,435
^ NewAlliance Bancshares Inc.	1,033,846	15,342
* Ezcorp Inc. Class A	486,218	15,262
Northwest Bancshares Inc.	1,213,113	15,212
Cash America International Inc.	323,644	14,904
* Strategic Hotels & Resorts Inc.	2,289,113	14,765
* Western Alliance Bancorp	1,793,513	14,743
DCT Industrial Trust Inc.	2,650,968	14,713
Ashford Hospitality Trust Inc.	1,316,239	14,505
Whitney Holding Corp.	1,059,537	14,431
Umpqua Holdings Corp.	1,257,156	14,382
Medical Properties Trust Inc.	1,218,004	14,092

* MF Global Holdings Ltd.	1,694,070	14,027
FNB Corp.	1,322,270	13,937
Cathay General Bancorp	817,075	13,931
Astoria Financial Corp.	964,171	13,855
Wintrust Financial Corp.	375,353	13,794
* Knight Capital Group Inc. Class A	1,021,026	13,682
Lexington Realty Trust	1,427,094	13,343
Susquehanna Bancshares Inc.	1,421,664	13,293
Cypress Sharpridge Investments Inc.	1,046,236	13,266
UMB Financial Corp.	355,004	13,261
* PHH Corp.	608,759	13,253
Hancock Holding Co.	402,880	13,231
* Sunstone Hotel Investors Inc.	1,292,231	13,168
Montpelier Re Holdings Ltd.	743,457	13,137
National Health Investors Inc.	273,593	13,111
EastGroup Properties Inc.	294,905	12,967
BancorpSouth Inc.	824,500	12,739
Redwood Trust Inc.	812,188	12,630
PS Business Parks Inc.	215,087	12,462
Symetra Financial Corp.	906,070	12,323
Fifth Street Finance Corp.	904,468	12,075
United Bankshares Inc.	455,228	12,073
Glacier Bancorp Inc.	789,551	11,883
Mercury General Corp.	300,150	11,745
Franklin Street Properties Corp.	830,439	11,684
Sovran Self Storage Inc.	294,485	11,647
MB Financial Inc.	553,920	11,610
RLI Corp.	199,855	11,522
First Citizens BancShares Inc. Class A	57,001	11,433
Anworth Mortgage Asset Corp.	1,612,135	11,430
Argo Group International Holdings Ltd.	337,424	11,148
* First Cash Financial Services Inc.	284,674	10,988
Old National Bancorp	1,016,062	10,892
International Bancshares Corp.	586,192	10,751
Capstead Mortgage Corp.	841,073	10,749
Tower Group Inc.	443,161	10,649
^ Prospect Capital Corp.	870,187	10,625
First Financial Bancorp	629,690	10,510
TFS Financial Corp.	974,290	10,347
* Piper Jaffray Cos.	248,030	10,276
* World Acceptance Corp.	156,973	10,235
National Penn Bancshares Inc.	1,321,368	10,227
Selective Insurance Group Inc.	579,387	10,023
U-Store-It Trust	947,234	9,965
Radian Group Inc.	1,432,034	9,752
CVB Financial Corp.	1,026,473	9,556
Employers Holdings Inc.	461,241	9,529
* PMI Group Inc.	3,496,056	9,439
Community Bank System Inc.	374,765	9,096
Ramco-Gershenson Properties Trust	723,109	9,061
optionsXpress Holdings Inc.	493,555	9,037
MarketAxess Holdings Inc.	373,398	9,036
First Midwest Bancorp Inc.	755,185	8,904
Cousins Properties Inc.	1,060,139	8,852
* Ocwen Financial Corp.	802,135	8,840
* Investment Technology Group Inc.	484,824	8,819
Equity One Inc.	468,653	8,797
Glimcher Realty Trust	937,960	8,676

PrivateBancorp Inc. Class A	567,381	8,675
Infinity Property & Casualty Corp.	145,399	8,650
* Dollar Financial Corp.	414,621	8,603
* Nara Bancorp Inc.	892,420	8,585
NBT Bancorp Inc.	374,016	8,524
Investors Real Estate Trust	897,213	8,524
Alexander's Inc.	20,932	8,518
KBW Inc.	324,336	8,494
First Financial Bankshares Inc.	164,322	8,441
LTC Properties Inc.	294,186	8,337
Provident Financial Services Inc.	560,900	8,301
Hersha Hospitality Trust Class A	1,390,931	8,262
* FelCor Lodging Trust Inc.	1,345,948	8,251
Wilmington Trust Corp.	1,820,810	8,230
Pennsylvania Real Estate Investment Trust	558,724	7,973
* First Industrial Realty Trust Inc.	660,505	7,853
Sterling Bancshares Inc.	898,176	7,733
* Greenlight Capital Re Ltd. Class A	271,744	7,666
Acadia Realty Trust	405,014	7,663
Columbia Banking System Inc.	398,864	7,646
PacWest Bancorp	349,399	7,599
American National Insurance Co.	95,392	7,552
* Altisource Portfolio Solutions SA	244,834	7,511
Pebblebrook Hotel Trust	334,996	7,420
City Holding Co.	208,581	7,375
* Navigators Group Inc.	142,726	7,350
Government Properties Income Trust	272,688	7,324
Getty Realty Corp.	318,894	7,296
S&T Bancorp Inc.	337,037	7,270
* Financial Engines Inc.	260,507	7,180
Park National Corp.	106,764	7,134
CreXus Investment Corp.	624,330	7,130
Inland Real Estate Corp.	746,477	7,121
* Hilltop Holdings Inc.	701,116	7,039
* National Financial Partners Corp.	475,242	7,010
* Safeguard Scientifics Inc.	341,218	6,944
First Potomac Realty Trust	437,962	6,898
Horace Mann Educators Corp.	403,168	6,773
Brookline Bancorp Inc.	638,738	6,726
Interactive Brokers Group Inc.	422,683	6,716
* FBR Capital Markets Corp.	1,871,666	6,701
BlackRock Kelso Capital Corp.	659,267	6,678
First Commonwealth Financial Corp.	963,544	6,600
Solar Capital Ltd.	275,700	6,584
* Internet Capital Group Inc.	463,342	6,579
* Investors Bancorp Inc.	440,732	6,562
Nelnet Inc. Class A	296,510	6,473
Bank of the Ozarks Inc.	147,784	6,460
* Enstar Group Ltd.	64,539	6,446
Primerica Inc.	251,788	6,423
Two Harbors Investment Corp.	604,362	6,328
American Equity Investment Life Holding Co.	480,514	6,304
Safety Insurance Group Inc.	136,270	6,283
Oritani Financial Corp.	490,830	6,224
* Credit Acceptance Corp.	86,645	6,148
Oriental Financial Group Inc.	477,986	5,999
Hercules Technology Growth Capital Inc.	544,627	5,991
* AMERISAFE Inc.	268,401	5,934

Saul Centers Inc.	132,194	5,889
Sun Communities Inc.	164,310	5,858
* Forestar Group Inc.	306,317	5,826
BGC Partners Inc. Class A	618,377	5,745
MCG Capital Corp.	883,361	5,742
Trustco Bank Corp. NY	963,087	5,711
Evercore Partners Inc. Class A	166,479	5,709
* Flagstar Bancorp Inc.	3,798,371	5,698
Chemical Financial Corp.	277,753	5,536
* CNA Surety Corp.	218,166	5,511
Associated Estates Realty Corp.	343,686	5,458
CBOE Holdings Inc.	183,637	5,320
Compass Diversified Holdings	360,346	5,311
* United Community Banks Inc.	2,236,280	5,300
Meadowbrook Insurance Group Inc.	511,323	5,292
* MPG Office Trust Inc.	1,398,047	5,187
* Pico Holdings Inc.	172,507	5,186
Dime Community Bancshares Inc.	346,425	5,113
Harleysville Group Inc.	153,520	5,086
Boston Private Financial Holdings Inc.	716,844	5,068
Flushing Financial Corp.	325,917	4,856
* Hanmi Financial Corp.	3,875,807	4,806
* Tejon Ranch Co.	129,558	4,760
Home Bancshares Inc.	208,050	4,733
Amtrust Financial Services Inc.	246,232	4,696
* LPL Investment Holdings Inc.	129,685	4,644
SCBT Financial Corp.	136,367	4,538
TICC Capital Corp.	415,810	4,520
Cohen & Steers Inc.	152,092	4,514
WesBanco Inc.	215,459	4,462
Education Realty Trust Inc.	550,083	4,417
Artio Global Investors Inc. Class A	269,988	4,363
Universal Health Realty Income Trust	106,990	4,336
Independent Bank Corp.	159,985	4,321
Retail Opportunity Investments Corp.	390,712	4,274
^ Resource Capital Corp.	647,284	4,266
PennantPark Investment Corp.	357,629	4,263
* Virtus Investment Partners Inc.	71,536	4,215
Provident New York Bancorp	407,793	4,208
* Citizens Inc.	568,209	4,148
* Newcastle Investment Corp.	681,270	4,115
* FPIC Insurance Group Inc.	107,562	4,077
* HFF Inc. Class A	270,756	4,072
FBL Financial Group Inc. Class A	132,494	4,070
Chesapeake Lodging Trust	231,681	4,034
ViewPoint Financial Group	308,332	4,008
* TradeStation Group Inc.	570,883	4,008
Duff & Phelps Corp. Class A	249,196	3,982
PennyMac Mortgage Investment Trust	213,483	3,926
* West Coast Bancorp	1,106,632	3,840
Danvers Bancorp Inc.	177,875	3,810
Community Trust Bancorp Inc.	135,860	3,759
NorthStar Realty Finance Corp.	701,399	3,752
Washington Trust Bancorp Inc.	157,932	3,749
GAMCO Investors Inc.	80,498	3,732
United Fire & Casualty Co.	184,458	3,728
CapLease Inc.	677,860	3,715
* Southwest Bancorp Inc.	258,155	3,663

National Western Life Insurance Co. Class A	22,510	3,652
Colony Financial Inc.	192,508	3,625
Sabra Healthcare REIT Inc.	205,559	3,620
* Phoenix Cos. Inc.	1,327,706	3,611
Flagstone Reinsurance Holdings SA	400,770	3,611
Calamos Asset Management Inc. Class A	216,639	3,594
Simmons First National Corp. Class A	130,893	3,546
* Eagle Bancorp Inc.	250,797	3,524
1st Source Corp.	175,272	3,512
Federal Agricultural Mortgage Corp.	183,443	3,506
GFI Group Inc.	695,920	3,494
* Citizens Republic Bancorp Inc.	3,923,771	3,492
First Financial Corp.	102,612	3,411
Walter Investment Management Corp.	210,093	3,389
* Beneficial Mutual Bancorp Inc.	385,361	3,322
Sandy Spring Bancorp Inc.	179,824	3,320
* Ameris Bancorp	324,546	3,297
Advance America Cash Advance Centers Inc.	620,814	3,290
Cardinal Financial Corp.	281,331	3,280
^ TowneBank	206,776	3,238
* eHealth Inc.	243,332	3,236
OceanFirst Financial Corp.	230,870	3,221
Great Southern Bancorp Inc.	149,403	3,205
SY Bancorp Inc.	126,724	3,188
* Encore Capital Group Inc.	132,215	3,132
Sterling Bancorp	312,874	3,132
* Intl. FCStone Inc.	122,747	3,120
Renasant Corp.	183,023	3,108
State Auto Financial Corp.	168,937	3,078
* Global Indemnity plc	137,848	3,030
ESSA Bancorp Inc.	229,463	3,029
* LaBranche & Co. Inc.	763,327	3,000
Abington Bancorp Inc.	242,973	2,972
WSFS Financial Corp.	62,851	2,960
StellarOne Corp.	205,684	2,921
Arrow Financial Corp.	117,378	2,904
Maiden Holdings Ltd.	384,938	2,883
SeaBright Holdings Inc.	279,283	2,863
Parkway Properties Inc.	167,966	2,855
Urstadt Biddle Properties Inc. Class A	149,868	2,850
Lakeland Financial Corp.	123,262	2,796
MVC Capital Inc.	203,610	2,794
Westfield Financial Inc.	306,241	2,775
Tompkins Financial Corp.	66,305	2,755
^ RAIT Financial Trust	1,113,403	2,739
Camden National Corp.	79,681	2,728
OneBeacon Insurance Group Ltd. Class A	198,638	2,688
Cedar Shopping Centers Inc.	439,376	2,649
* Bancorp Inc.	285,146	2,632
Consolidated-Tomoka Land Co.	78,805	2,553
Lakeland Bancorp Inc.	243,397	2,526
Agree Realty Corp.	111,310	2,499
Kite Realty Group Trust	468,509	2,488
Trico Bancshares	152,000	2,479
Territorial Bancorp Inc.	123,805	2,466
Kohlberg Capital Corp.	294,368	2,431
Southside Bancshares Inc.	113,370	2,426
Northfield Bancorp Inc.	175,184	2,418

	Bank Mutual Corp.	571,330	2,417
	Oppenheimer Holdings Inc. Class A	72,089	2,416
	Suffolk Bancorp	114,513	2,402
^	Life Partners Holdings Inc.	298,198	2,398
	Dynex Capital Inc.	237,652	2,391
	Triangle Capital Corp.	130,343	2,354
*	Primus Guaranty Ltd.	460,714	2,340
*	Harris & Harris Group Inc.	431,638	2,322
	Republic Bancorp Inc. Class A	119,187	2,322
	Bryn Mawr Bank Corp.	111,452	2,293
*	First Marblehead Corp.	1,042,009	2,292
	Diamond Hill Investment Group Inc.	28,644	2,292
	Union First Market Bankshares Corp.	203,589	2,290
	Mission West Properties Inc.	347,754	2,285
*	Seacoast Banking Corp. of Florida	1,431,759	2,262
	Medallion Financial Corp.	257,197	2,261
	Bancfirst Corp.	52,763	2,252
*	Center Financial Corp.	305,520	2,243
	National Bankshares Inc.	77,412	2,237
	One Liberty Properties Inc.	147,948	2,231
	First Busey Corp.	438,019	2,225
	Hudson Valley Holding Corp.	100,202	2,204
	Winthrop Realty Trust	175,236	2,147
	First of Long Island Corp.	77,075	2,139
	Cogdell Spencer Inc.	357,782	2,125
	West Bancorporation Inc.	265,006	2,115
*	Metro Bancorp Inc.	170,489	2,106
	Capital Southwest Corp.	22,916	2,097
	Donegal Group Inc. Class A	155,039	2,073
*	Gleacher & Co. Inc.	1,188,757	2,068
	First Bancorp	155,351	2,060
	Wilshire Bancorp Inc.	420,248	2,059
	First Merchants Corp.	246,231	2,036
*	Virginia Commerce Bancorp Inc.	352,930	2,026
	Berkshire Hills Bancorp Inc.	96,933	2,021
	Sanders Morris Harris Group Inc.	252,248	2,020
	MainSource Financial Group Inc.	201,259	2,015
	Baldwin & Lyons Inc.	84,992	1,991
	Univest Corp. of Pennsylvania	112,133	1,987
*	NewStar Financial Inc.	181,425	1,981
	Gladstone Capital Corp.	173,361	1,961
	SWS Group Inc.	318,400	1,933
*	Meridian Interstate Bancorp Inc.	137,476	1,932
	Westwood Holdings Group Inc.	47,582	1,915
	EMC Insurance Group Inc.	77,125	1,915
	National Interstate Corp.	90,576	1,889
*	Tree.com Inc.	318,563	1,880
*	Penson Worldwide Inc.	278,463	1,868
	NGP Capital Resources Co.	190,421	1,836
	Monmouth Real Estate Investment Corp. Class A	223,358	1,834
	Gladstone Commercial Corp.	99,643	1,817
	Rockville Financial Inc.	172,909	1,803
	Presidential Life Corp.	187,852	1,790
*,^ Hampton Roads Bankshares Inc.		2,100,885	1,786
*,^ Taylor Capital Group Inc.		169,766	1,784
	Orrstown Financial Services Inc.	62,817	1,759
	Apollo Commercial Real Estate Finance Inc.	106,297	1,738
*	Arbor Realty Trust Inc.	304,598	1,730

	German American Bancorp Inc.	100,491	1,727
	BankFinancial Corp.	181,200	1,665
^	Main Street Capital Corp.	89,727	1,655
	Banner Corp.	691,799	1,640
	Merchants Bancshares Inc.	60,951	1,614
	United Financial Bancorp Inc.	97,115	1,603
	Heartland Financial USA Inc.	94,075	1,599
	US Global Investors Inc. Class A	197,134	1,599
	Center Bancorp Inc.	164,991	1,582
	Penns Woods Bancorp Inc.	39,338	1,531
	Capital City Bank Group Inc.	119,238	1,512
	Fox Chase Bancorp Inc.	108,506	1,510
	Bancorp Rhode Island Inc.	48,492	1,497
	First Community Bancshares Inc.	102,856	1,458
	First Bancorp Inc.	95,245	1,452
	Stewart Information Services Corp.	138,520	1,452
	Peoples Bancorp Inc.	117,282	1,410
	First Financial Holdings Inc.	121,661	1,376
	Ames National Corp.	71,756	1,371
	Financial Institutions Inc.	76,635	1,341
*,^ CompuCredit Holdings Corp.		199,933	1,314
*	Guaranty Bancorp	1,017,076	1,312
	Arlington Asset Investment Corp. Class A	42,216	1,285
*,^ BankAtlantic Bancorp Inc. Class A		1,387,849	1,277
	Gladstone Investment Corp.	160,589	1,246
	Hudson Pacific Properties Inc.	83,885	1,233
	American National Bankshares Inc.	54,738	1,232
*	Sun Bancorp Inc.	350,260	1,219
*	Ladenburg Thalmann Financial Services Inc.	1,054,302	1,212
*	American Safety Insurance Holdings Ltd.	55,077	1,180
*	Marlin Business Services Corp.	93,245	1,151
*	Maui Land & Pineapple Co. Inc.	198,004	1,129
	Eastern Insurance Holdings Inc.	86,442	1,124
	ESB Financial Corp.	76,064	1,123
*	Kennedy-Wilson Holdings Inc.	103,332	1,122
	CoBiz Financial Inc.	155,405	1,080
*	Thomas Properties Group Inc.	313,454	1,050
*,^ Mercantile Bank Corp.		106,928	1,048
	Kansas City Life Insurance Co.	32,719	1,046
	State Bancorp Inc.	100,342	1,043
	Asta Funding Inc.	121,223	1,038
*,^ Pacific Mercantile Bancorp		238,218	1,012
	Epoch Holding Corp.	64,101	1,012
*	BRT Realty Trust	155,302	1,005
	First Interstate Bancsystem Inc.	73,227	996
	Rome Bancorp Inc.	88,065	995
	Enterprise Financial Services Corp.	70,293	989
	Centerstate Banks Inc.	140,787	986
	Peapack Gladstone Financial Corp.	72,937	967
*	Gramercy Capital Corp.	227,670	965
	Crawford & Co. Class B	201,129	957
	Citizens & Northern Corp.	56,770	954
	Resource America Inc. Class A	145,651	932
	Washington Banking Co.	65,948	930
	Tower Bancorp Inc.	41,234	919
	Home Federal Bancorp Inc.	77,515	913
*	Heritage Financial Corp.	63,976	907
*	First Financial Northwest Inc.	157,098	895

*	Republic First Bancorp Inc.	308,077	860
	THL Credit Inc.	62,487	854
	TF Financial Corp.	40,537	844
	Bank of Marin Bancorp	22,588	843
	Chatham Lodging Trust	50,729	824
	Century Bancorp Inc. Class A	30,764	824
	UMH Properties Inc.	82,574	821
	Kaiser Federal Financial Group Inc.	65,276	803
	Indiana Community Bancorp	50,871	800
	Alliance Financial Corp.	23,967	799
*	Stratus Properties Inc.	57,847	785
*	Cape Bancorp Inc.	79,628	784
	PMC Commercial Trust	87,413	758
*	NewBridge Bancorp	150,661	750
	Shore Bancshares Inc.	75,769	739
*	Cowen Group Inc. Class A	184,036	738
	Horizon Bancorp	26,874	735
	Norwood Financial Corp.	25,756	713
*	First Acceptance Corp.	367,126	705
*,^ Central Pacific Financial Corp.		33,703	701
*	Asset Acceptance Capital Corp.	127,569	685
*,^ First BanCorp		135,970	680
	Pacific Continental Corp.	64,372	656
*	AmeriServ Financial Inc.	275,908	654
	Sierra Bancorp	56,574	632
	Bridge Bancorp Inc.	28,266	632
	Alliance Bancorp Inc. of Pennsylvania	58,743	632
	CFS Bancorp Inc.	111,086	624
	Provident Financial Holdings Inc.	74,909	621
*	Avatar Holdings Inc.	30,627	606
	Urstadt Biddle Properties Inc.	37,652	605
*	1st United Bancorp Inc.	85,171	598
*,^ Macatawa Bank Corp.		238,010	593
	Codorus Valley Bancorp Inc.	54,078	587
	Excel Trust Inc.	48,484	572
	Middleburg Financial Corp.	31,462	560
*	Sterling Financial Corp.	33,269	557
	ECB Bancorp Inc.	45,079	550
	Cheviot Financial Corp.	63,685	548
	Federal Agricultural Mortgage Corp. Class A	38,986	546
*	Hallmark Financial Services	65,122	546
	Universal Insurance Holdings Inc.	99,084	537
*	Waterstone Financial Inc.	169,227	520
*	Heritage Commerce Corp.	109,781	519
	Institutional Financial Markets Inc.	112,738	517
*	First Defiance Financial Corp.	36,169	515
	Firstbank Corp.	80,504	511
	Meta Financial Group Inc.	30,914	510
*,^ BancTrust Financial Group Inc.		205,414	505
	First South Bancorp Inc.	99,387	496
	United Security Bancshares	56,459	489
	First Pactrust Bancorp Inc.	30,734	489
	JMP Group Inc.	54,896	473
*	Intervest Bancshares Corp. Class A	184,610	471
	Roma Financial Corp.	42,412	469
	Pulaski Financial Corp.	61,804	464
	Hingham Institution for Savings	8,966	457
	Eastern Virginia Bankshares Inc.	126,332	453

*,^ Green Bankshares Inc.		159,807	446
	LNB Bancorp Inc.	77,935	443
	MutualFirst Financial Inc.	46,295	429
	Ohio Valley Banc Corp.	20,002	423
	Citizens South Banking Corp.	91,570	407
*,^ Cascade Bancorp		61,545	406
	Commercial National Financial Corp.	21,484	405
*,^ Grubb & Ellis Co.		494,490	396
	Parkvale Financial Corp.	40,091	393
	Bar Harbor Bankshares	12,448	380
	CNB Financial Corp.	25,331	368
	Investors Title Co.	11,410	362
	First United Corp.	111,713	361
	Independence Holding Co.	42,852	344
*	Unity Bancorp Inc.	48,676	338
	New Hampshire Thrift Bancshares Inc.	24,649	326
	Ameriana Bancorp	68,086	313
*	First Place Financial Corp.	135,274	308
	Golub Capital BDC Inc.	19,368	306
	HopFed Bancorp Inc.	32,661	300
*	Farmers Capital Bank Corp.	39,550	298
*	Central Pacific Financial Corp. Rights Exp. 5/6/2011	21,000	297
*,^ Capital Trust Inc. Class A		127,823	293
	VIST Financial Corp.	33,196	290
*	Home Bancorp Inc.	18,781	288
*	Encore Bancshares Inc.	23,000	279
	Hawthorn Bancshares Inc.	30,843	275
*	Terreno Realty Corp.	15,835	273
*	United Community Financial Corp.	198,152	266
*	Yadkin Valley Financial Corp.	111,047	265
	QC Holdings Inc.	61,199	265
*	Doral Financial Corp.	222,682	245
*	ZipRealty Inc.	81,089	235
	C&F Financial Corp.	10,410	230
	Peoples Financial Corp.	13,467	213
*	American Independence Corp.	41,127	213
*,^ Anchor Bancorp Wisconsin Inc.		211,480	209
	Legacy Bancorp Inc.	16,338	209
	Wayne Savings Bancshares Inc.	24,150	207
	First M&F Corp.	48,598	200
*	BCSB Bancorp Inc.	14,789	199
*	Jefferson Bancshares Inc.	53,095	188
*	Preferred Bank	121,653	181
*	WSB Holdings Inc.	54,365	179
*	Student Loan Corp. Escrow	71,084	178
	Old Point Financial Corp.	15,350	177
^	Old Second Bancorp Inc.	166,779	167
*	MBT Financial Corp.	105,290	160
*	Consumer Portfolio Services Inc.	151,248	159
*	North Valley Bancorp	14,600	158
*	Camco Financial Corp.	81,365	155
	Citizens Holding Co.	7,250	155
	Midsouth Bancorp Inc.	10,378	150
*,^ United Security Bancshares		39,978	146
*	HMN Financial Inc.	48,991	135
*	Colony Bankcorp Inc.	32,093	134
*	Southern Community Financial Corp.	90,201	133
	Crawford & Co. Class A	39,173	133

	Porter Bancorp Inc.	16,831	133
*,^ Premierwest Bancorp		58,172	127
*	Royal Bancshares of Pennsylvania Inc.	64,104	117
*	Vestin Realty Mortgage II Inc.	74,073	115
*	Independent Bank Corp.	31,818	102
*	Rodman & Renshaw Capital Group Inc.	41,632	85
*	Bank of Granite Corp.	135,374	76
*	Atlantic Coast Financial Corp.	7,026	70
*,^ Integra Bank Corp.		241,129	67
*,^ Superior Bancorp		186,854	65
	Auburn National Bancorporation Inc.	2,872	56
	California First National Bancorp	3,617	55
	HF Financial Corp.	4,851	54
*	First Security Group Inc.	57,626	54
	Oneida Financial Corp.	5,532	50
	Prudential Bancorp Inc. of Pennsylvania	6,528	46
*	Nicholas Financial Inc.	3,793	46
*	Community Capital Corp.	13,074	41
*	Transcontinental Realty Investors Inc.	10,488	37
	Landmark Bancorp Inc.	2,271	37
	Northeast Bancorp	2,288	34
	SI Financial Group Inc.	3,176	31
*	Firstcity Financial Corp.	4,455	29
	United Bancshares Inc.	2,815	26
	National Security Group Inc.	1,748	23
	Pzena Investment Management Inc. Class A	3,300	23
*	Community Bankers Trust Corp.	19,449	22
	Wilber Corp.	1,850	18
*	Valley National Bancorp Warrants Exp. 06/30/2015	6,511	17
	Bank of Kentucky Financial Corp.	763	16
	Heritage Financial Group Inc.	1,217	15
*	Summit Financial Group Inc.	4,007	15
	21st Century Holding Co.	3,518	11
	Northrim BanCorp Inc.	453	9
	MidWestOne Financial Group Inc.	536	8
	Salisbury Bancorp Inc.	189	5
*	Severn Bancorp Inc.	1,059	5
	Clifton Savings Bancorp Inc.	300	4
	Union Bankshares Inc.	175	3
*	Bridge Capital Holdings	351	3
*	Tower Financial Corp.	376	3
	Peoples Bancorp of North Carolina Inc.	300	2
	Brooklyn Federal Bancorp Inc.	2,576	2
	WVS Financial Corp.	189	2
	Mid Penn Bancorp Inc.	176	2
	Evans Bancorp Inc.	100	1
	Fauquier Bankshares Inc.	100	1
*	Berkshire Bancorp Inc.	200	1
	Northeast Community Bancorp Inc.	200	1
*	Timberland Bancorp Inc.	200	1
	Southwest Georgia Financial Corp.	70	1
	Community Bank Shares of Indiana Inc.	78	1
	Premier Financial Bancorp Inc.	100	1
*	1st Constitution Bancorp	73	1
*	First Citizens Banc Corp.	146	1
*	Supertel Hospitality Inc.	100	—
			26,258,839

Health Care (11.2%)
Johnson & Johnson	29,962,335	1,775,268
Pfizer Inc.	87,390,730	1,774,906
Merck & Co. Inc.	33,613,288	1,109,575
Abbott Laboratories	16,865,391	827,247
* Amgen Inc.	10,308,343	550,981
UnitedHealth Group Inc.	12,000,626	542,428
Bristol-Myers Squibb Co.	18,675,086	493,583
Medtronic Inc.	11,782,088	463,625
Eli Lilly & Co.	11,323,036	398,231
* Gilead Sciences Inc.	8,857,729	375,922
Baxter International Inc.	6,357,901	341,864
* Express Scripts Inc.	5,454,190	303,308
WellPoint Inc.	4,294,367	299,704
* Celgene Corp.	5,135,028	295,418
* Covidien plc	5,402,378	280,600
* Medco Health Solutions Inc.	4,630,386	260,042
* Thermo Fisher Scientific Inc.	4,336,591	240,898
Allergan Inc.	3,355,102	238,279
McKesson Corp.	2,760,999	218,257
* Genzyme Corp.	2,825,532	215,164
Becton Dickinson and Co.	2,509,038	199,770
Stryker Corp.	3,249,645	197,578
St. Jude Medical Inc.	3,741,194	191,774
* Biogen Idec Inc.	2,600,205	190,829
* Agilent Technologies Inc.	3,779,411	169,242
Aetna Inc.	4,365,999	163,419
Cardinal Health Inc.	3,807,771	156,614
* Intuitive Surgical Inc.	428,768	142,977
CIGNA Corp.	2,956,990	130,936
* Zimmer Holdings Inc.	2,154,933	130,438
* Humana Inc.	1,837,167	128,491
AmerisourceBergen Corp. Class A	3,016,319	119,326
* Boston Scientific Corp.	16,593,070	119,304
* Edwards Lifesciences Corp.	1,246,368	108,434
* Mylan Inc.	4,752,636	107,742
* Life Technologies Corp.	2,038,297	106,848
* Vertex Pharmaceuticals Inc.	2,218,284	106,322
* Laboratory Corp. of America Holdings	1,110,269	102,289
Quest Diagnostics Inc.	1,771,514	102,252
CR Bard Inc.	1,014,357	100,736
* Forest Laboratories Inc.	3,118,119	100,715
* Hospira Inc.	1,824,040	100,687
* Alexion Pharmaceuticals Inc.	988,038	97,500
* Illumina Inc.	1,364,646	95,621
* DaVita Inc.	1,061,353	90,756
* Varian Medical Systems Inc.	1,299,266	87,882
* Waters Corp.	997,120	86,650
* Cerner Corp.	768,727	85,482
* Watson Pharmaceuticals Inc.	1,446,632	81,026
Perrigo Co.	905,863	72,034
* Henry Schein Inc.	1,006,937	70,657
* CareFusion Corp.	2,434,428	68,651
* Hologic Inc.	2,839,466	63,036
Beckman Coulter Inc.	756,608	62,851
* Cephalon Inc.	821,190	62,230
* Mettler-Toledo International Inc.	360,080	61,934
* Dendreon Corp.	1,576,317	59,002

*	Human Genome Sciences Inc.	2,062,423	56,614
	DENTSPLY International Inc.	1,474,213	54,531
*	Coventry Health Care Inc.	1,623,477	51,773
*	ResMed Inc.	1,652,632	49,579
	Universal Health Services Inc. Class B	981,203	48,481
*	IDEXX Laboratories Inc.	627,587	48,462
*	Endo Pharmaceuticals Holdings Inc.	1,262,602	48,181
*	HCA Holdings Inc.	1,208,390	40,928
*	Allscripts Healthcare Solutions Inc.	1,942,260	40,768
*	Community Health Systems Inc.	1,014,817	40,583
*	United Therapeutics Corp.	590,172	39,553
*	Tenet Healthcare Corp.	5,307,989	39,545
*,^ Covance Inc.		708,268	38,756
*	Kinetic Concepts Inc.	707,038	38,477
	Omnicare Inc.	1,271,486	38,132
	Warner Chilcott plc Class A	1,523,552	35,468
*	AMERIGROUP Corp.	549,433	35,301
*	Gen-Probe Inc.	526,591	34,939
	Cooper Cos. Inc.	502,140	34,874
*	Mednax Inc.	521,042	34,707
*	Alere Inc.	880,413	34,459
*	Health Net Inc.	1,048,739	34,294
	Pharmaceutical Product Development Inc.	1,234,619	34,211
	PerkinElmer Inc.	1,289,218	33,868
	Patterson Cos. Inc.	1,015,741	32,697
	Lincare Holdings Inc.	1,065,520	31,603
*	Regeneron Pharmaceuticals Inc.	700,464	31,479
*	Pharmasset Inc.	399,600	31,453
*	Brookdale Senior Living Inc. Class A	1,121,067	31,390
*	Health Management Associates Inc. Class A	2,736,184	29,824
*	BioMarin Pharmaceutical Inc.	1,118,414	28,106
	Techne Corp.	384,959	27,563
	Hill-Rom Holdings Inc.	689,757	26,197
*	InterMune Inc.	551,620	26,031
*	Healthspring Inc.	691,876	25,855
*	Sirona Dental Systems Inc.	515,126	25,839
*	Healthsouth Corp.	1,022,416	25,540
	Teleflex Inc.	436,887	25,331
*	Bio-Rad Laboratories Inc. Class A	209,763	25,201
*	HMS Holdings Corp.	301,586	24,685
*	Onyx Pharmaceuticals Inc.	685,300	24,109
*	LifePoint Hospitals Inc.	587,478	23,605
*	Catalyst Health Solutions Inc.	417,613	23,357
	Owens & Minor Inc.	693,804	22,535
*	VCA Antech Inc.	893,747	22,505
*	Dionex Corp.	190,554	22,495
	STERIS Corp.	648,447	22,397
*	Salix Pharmaceuticals Ltd.	633,350	22,186
*	Incyte Corp. Ltd.	1,346,899	21,348
	Medicis Pharmaceutical Corp. Class A	661,615	21,198
*	Emergency Medical Services Corp. Class A	331,721	21,094
*	Charles River Laboratories International Inc.	535,515	20,553
*	Myriad Genetics Inc.	1,013,998	20,432
*	WellCare Health Plans Inc.	464,742	19,496
	Masimo Corp.	579,979	19,197
*	Centene Corp.	565,404	18,647
*	Cepheid Inc.	661,104	18,524
	Quality Systems Inc.	222,216	18,519

*	Talecris Biotherapeutics Holdings Corp.	685,661	18,376
*	American Medical Systems Holdings Inc.	834,688	18,063
*	Magellan Health Services Inc.	367,256	18,025
*	Amylin Pharmaceuticals Inc.	1,577,663	17,938
*	Haemonetics Corp.	270,987	17,760
*	Viropharma Inc.	852,757	16,970
	Chemed Corp.	249,702	16,633
*	PSS World Medical Inc.	612,071	16,618
*	Cubist Pharmaceuticals Inc.	648,284	16,363
	West Pharmaceutical Services Inc.	363,519	16,275
*	Theravance Inc.	670,437	16,238
*	Seattle Genetics Inc.	1,038,526	16,170
*	athenahealth Inc.	355,617	16,049
*	Parexel International Corp.	636,841	15,857
*	Thoratec Corp.	606,163	15,718
*	Exelixis Inc.	1,357,019	15,334
*	Impax Laboratories Inc.	598,109	15,222
*	Immucor Inc.	766,811	15,168
*	Bruker Corp.	721,074	15,034
*	Ariad Pharmaceuticals Inc.	1,948,129	14,650
*	Alkermes Inc.	1,044,726	13,529
*	Volcano Corp.	504,478	12,915
*	Align Technology Inc.	627,354	12,848
	Computer Programs & Systems Inc.	193,914	12,465
*	Par Pharmaceutical Cos. Inc.	390,162	12,126
*	Integra LifeSciences Holdings Corp.	247,379	11,731
*	Nektar Therapeutics	1,231,987	11,667
*	Auxilium Pharmaceuticals Inc.	539,594	11,585
*	Cyberonics Inc.	349,603	11,121
*	NuVasive Inc.	426,878	10,809
*	Amedisys Inc.	308,268	10,789
*	Questcor Pharmaceuticals Inc.	743,971	10,721
*,^ Momenta Pharmaceuticals Inc.		667,943	10,587
	Invacare Corp.	338,606	10,537
	Meridian Bioscience Inc.	431,558	10,353
*	Medivation Inc.	548,172	10,218
	Universal American Corp.	434,655	9,958
*	Savient Pharmaceuticals Inc.	930,109	9,859
*	Neogen Corp.	234,861	9,719
*	Acorda Therapeutics Inc.	418,472	9,709
*	Medicines Co.	586,167	9,549
*	Sunrise Senior Living Inc.	797,033	9,509
*	DexCom Inc.	591,901	9,186
*	Isis Pharmaceuticals Inc.	1,011,775	9,146
*	Celera Corp.	1,121,178	9,093
*	Amsurg Corp. Class A	352,086	8,957
*	Emeritus Corp.	350,577	8,926
*	NxStage Medical Inc.	404,687	8,895
*	Zoll Medical Corp.	197,810	8,864
*	MWI Veterinary Supply Inc.	107,590	8,680
*	Kindred Healthcare Inc.	361,336	8,629
*	Gentiva Health Services Inc.	303,189	8,498
*	RehabCare Group Inc.	227,604	8,392
*	Arthrocare Corp.	244,682	8,158
*,^ AVANIR Pharmaceuticals Inc.		1,990,151	8,120
*	Targacept Inc.	305,342	8,119
*	Corvel Corp.	150,200	7,988
*	Air Methods Corp.	116,501	7,835

*	Insulet Corp.	376,403	7,761
*	Molina Healthcare Inc.	188,239	7,530
	Analogic Corp.	132,137	7,472
*	HeartWare International Inc.	87,049	7,445
*	Luminex Corp.	389,979	7,316
*	CONMED Corp.	273,514	7,188
	PDL BioPharma Inc.	1,224,844	7,104
*	Geron Corp.	1,402,503	7,083
*	Natus Medical Inc.	418,175	7,025
*	Wright Medical Group Inc.	406,385	6,913
*	MedAssets Inc.	452,349	6,907
*	Halozyme Therapeutics Inc.	1,022,061	6,858
*	Hanger Orthopedic Group Inc.	257,987	6,715
*,^ Accretive Health Inc.		241,274	6,698
*,^ Clinical Data Inc.		216,285	6,553
*	Emergent Biosolutions Inc.	268,701	6,492
*	Abaxis Inc.	223,485	6,445
*	IPC The Hospitalist Co. Inc.	140,707	6,390
*	MAKO Surgical Corp.	261,992	6,340
	Landauer Inc.	102,732	6,320
*	Conceptus Inc.	413,420	5,974
*	Vivus Inc.	957,335	5,926
*	Merit Medical Systems Inc.	296,028	5,808
*	Greatbatch Inc.	217,952	5,767
	Cantel Medical Corp.	223,571	5,757
*	Healthways Inc.	370,567	5,696
*	Immunogen Inc.	623,832	5,658
*	Ardea Biosciences Inc.	196,894	5,649
*	Neurocrine Biosciences Inc.	730,231	5,542
*	Enzon Pharmaceuticals Inc.	501,872	5,470
*,^ Protalix BioTherapeutics Inc.		897,418	5,456
*	Affymetrix Inc.	1,033,247	5,383
	Pain Therapeutics Inc.	562,536	5,378
*	ICU Medical Inc.	122,722	5,373
*	Bio-Reference Labs Inc.	233,279	5,235
*	NPS Pharmaceuticals Inc.	536,658	5,136
*,^ Sequenom Inc.		804,923	5,095
*	Depomed Inc.	506,603	5,086
*	Jazz Pharmaceuticals Inc.	158,285	5,041
*	Immunomedics Inc.	1,301,854	4,973
*	Ironwood Pharmaceuticals Inc.	349,793	4,897
*,^ Delcath Systems Inc.		653,750	4,818
*	Orthofix International NV	148,206	4,811
*	Ligand Pharmaceuticals Inc. Class B	480,692	4,807
*	Lexicon Pharmaceuticals Inc.	2,841,371	4,774
*	Hi-Tech Pharmacal Co. Inc.	236,683	4,764
*	Five Star Quality Care Inc.	583,755	4,746
*	Endologix Inc.	697,213	4,727
*	Accuray Inc.	520,733	4,702
*	Novavax Inc.	1,780,599	4,612
*	Nabi Biopharmaceuticals	792,428	4,604
*	Assisted Living Concepts Inc. Class A	117,072	4,582
*	Omnicell Inc.	296,696	4,522
	America Service Group Inc.	174,551	4,475
*	LHC Group Inc.	144,537	4,336
*	Medidata Solutions Inc.	168,132	4,299
*	PharMerica Corp.	363,035	4,153
*	SonoSite Inc.	123,996	4,132

*	Opko Health Inc.	1,107,136	4,130
*	OraSure Technologies Inc.	524,660	4,124
*,^ Sangamo Biosciences Inc.		492,507	4,103
	Ensign Group Inc.	128,239	4,095
*	Optimer Pharmaceuticals Inc.	341,156	4,036
*	Emdeon Inc. Class A	246,717	3,975
*,^ MannKind Corp.		1,086,740	3,967
*	Chindex International Inc.	244,185	3,919
*	ABIOMED Inc.	268,903	3,907
*	Team Health Holdings Inc.	222,681	3,892
*	Rural/Metro Corp.	228,218	3,889
*	Rigel Pharmaceuticals Inc.	538,133	3,826
*	Exact Sciences Corp.	511,476	3,764
*	Arqule Inc.	524,842	3,758
*	AMN Healthcare Services Inc.	430,841	3,731
*	Quidel Corp.	311,467	3,725
*	Spectrum Pharmaceuticals Inc.	417,418	3,711
*	AMAG Pharmaceuticals Inc.	220,538	3,683
*,^ SIGA Technologies Inc.		299,844	3,628
	US Physical Therapy Inc.	159,111	3,555
*	Alnylam Pharmaceuticals Inc.	371,071	3,551
*	eResearchTechnology Inc.	517,438	3,503
*	Micromet Inc.	615,745	3,454
*	Select Medical Holdings Corp.	422,492	3,405
*	TomoTherapy Inc.	733,113	3,350
*,^ KV Pharmaceutical Co. Class A		554,671	3,322
*	Obagi Medical Products Inc.	262,752	3,321
*	Palomar Medical Technologies Inc.	219,065	3,253
*	Sun Healthcare Group Inc.	230,841	3,248
*	Triple-S Management Corp. Class B	152,416	3,137
*	Capital Senior Living Corp.	288,532	3,064
*	Allos Therapeutics Inc.	961,870	3,049
*	Synovis Life Technologies Inc.	158,298	3,036
*	Symmetry Medical Inc.	308,183	3,020
*	Angiodynamics Inc.	195,057	2,949
*	Skilled Healthcare Group Inc.	201,981	2,907
*,^ Dynavax Technologies Corp.		1,041,173	2,874
*,^ Cadence Pharmaceuticals Inc.		309,439	2,850
*	BioScrip Inc.	583,607	2,749
*	Sciclone Pharmaceuticals Inc.	669,358	2,704
*	ZIOPHARM Oncology Inc.	431,572	2,697
*	Durect Corp.	729,471	2,626
*	Vanda Pharmaceuticals Inc.	359,649	2,622
*	Almost Family Inc.	68,463	2,577
*	Akorn Inc.	437,608	2,525
*	CryoLife Inc.	410,635	2,505
*	Keryx Biopharmaceuticals Inc.	494,821	2,474
*	Genomic Health Inc.	97,722	2,404
	National Healthcare Corp.	51,347	2,387
*	Kensey Nash Corp.	95,625	2,382
*	Cross Country Healthcare Inc.	300,805	2,355
*	Spectranetics Corp.	492,162	2,318
*	CPEX Pharmaceuticals Inc.	81,236	2,210
*,^ AVI BioPharma Inc.		1,164,158	2,177
*	Inspire Pharmaceuticals Inc.	549,504	2,176
*	CardioNet Inc.	453,090	2,170
*	Vascular Solutions Inc.	197,290	2,152
*,^ Cell Therapeutics Inc.		5,783,694	2,152

*	Anika Therapeutics Inc.	240,010	2,150
*	SuperGen Inc.	688,694	2,135
	Young Innovations Inc.	66,915	2,101
*	StemCells Inc.	2,278,668	2,074
*	Cynosure Inc. Class A	148,504	2,063
*	Curis Inc.	633,206	2,058
*	Progenics Pharmaceuticals Inc.	332,554	2,055
	Atrion Corp.	11,747	2,050
*	Stereotaxis Inc.	521,605	2,019
*,^ Metabolix Inc.		189,724	1,994
*,^ Cytori Therapeutics Inc.		254,371	1,992
*	Vital Images Inc.	144,491	1,952
*	American Dental Partners Inc.	148,161	1,944
*	Biolase Technology Inc.	398,850	1,942
*	Staar Surgical Co.	348,171	1,939
*	Orthovita Inc.	906,555	1,931
*	Alphatec Holdings Inc.	712,307	1,923
*	Rochester Medical Corp.	165,714	1,902
*	Medcath Corp.	135,447	1,889
*,^ Unilife Corp.		331,249	1,878
*	SurModics Inc.	147,671	1,846
*	Columbia Laboratories Inc.	482,053	1,817
*	Kendle International Inc.	167,343	1,792
*	Synta Pharmaceuticals Corp.	340,076	1,789
*	ISTA Pharmaceuticals Inc.	176,058	1,783
*,^ Cerus Corp.		615,261	1,778
*	IRIS International Inc.	196,045	1,768
*	Exactech Inc.	100,427	1,763
*	Repligen Corp.	464,533	1,742
*	Santarus Inc.	506,647	1,733
*	Pozen Inc.	316,448	1,699
*	Pharmacyclics Inc.	286,425	1,687
*	Cambrex Corp.	302,968	1,666
*	MAP Pharmaceuticals Inc.	120,538	1,662
*	Furiex Pharmaceuticals Inc.	97,450	1,645
*,^ Cel-Sci Corp.		2,583,034	1,630
*	Idenix Pharmaceuticals Inc.	490,008	1,627
*	Caliper Life Sciences Inc.	240,421	1,625
*,^ BioCryst Pharmaceuticals Inc.		416,950	1,580
*	RTI Biologics Inc.	544,934	1,559
*	Chelsea Therapeutics International Ltd.	399,566	1,558
*	XenoPort Inc.	260,998	1,548
*	Transcend Services Inc.	63,831	1,532
*	Allied Healthcare International Inc.	594,994	1,511
*	Enzo Biochem Inc.	357,044	1,496
*	Harvard Bioscience Inc.	263,074	1,494
*,^ Arena Pharmaceuticals Inc.		1,069,872	1,487
*	Corcept Therapeutics Inc.	349,087	1,484
*	Cytokinetics Inc.	982,507	1,464
	Psychemedics Corp.	129,048	1,426
*	Dusa Pharmaceuticals Inc.	273,850	1,424
*	Albany Molecular Research Inc.	333,285	1,420
*	PDI Inc.	174,583	1,416
*	Alliance HealthCare Services Inc.	308,921	1,365
*	Hansen Medical Inc.	615,118	1,359
*	BioMimetic Therapeutics Inc.	101,490	1,331
*	Merge Healthcare Inc.	271,399	1,324
*	Medical Action Industries Inc.	150,759	1,266

*	LCA-Vision Inc.	186,543	1,259
*	Peregrine Pharmaceuticals Inc.	530,502	1,252
*	Icad Inc.	895,631	1,209
*	Theragenics Corp.	548,813	1,153
	Utah Medical Products Inc.	39,566	1,145
*	Metropolitan Health Networks Inc.	238,724	1,129
*	Insmed Inc.	166,233	1,115
*	PROLOR Biotech Inc.	184,876	1,100
*	Vical Inc.	363,973	1,077
*	Osiris Therapeutics Inc.	146,264	1,062
*	Continucare Corp.	198,118	1,060
	Maxygen Inc.	200,996	1,045
*	Cutera Inc.	120,315	1,031
*	Providence Service Corp.	68,709	1,029
*	Dyax Corp.	602,927	971
*,^ Orexigen Therapeutics Inc.		339,954	955
*	Digirad Corp.	366,411	916
*	RadNet Inc.	255,771	898
*	Acadia Pharmaceuticals Inc.	537,381	871
*	Zalicus Inc.	358,016	866
*,^ MELA Sciences Inc.		244,075	859
*	Myrexis Inc.	217,811	841
*,^ XOMA Ltd.		298,001	840
*	Adolor Corp.	585,565	826
*	Affymax Inc.	137,395	807
*	Strategic Diagnostics Inc.	356,430	802
*	Amicus Therapeutics Inc.	111,669	792
*,^ Celldex Therapeutics Inc.		195,729	787
*,^ China Biologic Products Inc.		49,159	785
*	Array Biopharma Inc.	251,192	769
*,^ Aastrom Biosciences Inc.		297,593	744
*	Codexis Inc.	60,156	713
*,^ GenVec Inc.		1,761,312	698
	Medtox Scientific Inc.	42,230	693
*,^ Biosante Pharmaceuticals Inc.		342,056	677
*	Hemispherx Biopharma Inc.	1,358,729	628
*,^ Oncothyreon Inc.		159,218	616
*	Mediware Information Systems	48,549	603
*	Solta Medical Inc.	160,984	531
*	Caraco Pharmaceutical Laboratories Ltd.	101,939	530
*	Inhibitex Inc.	143,774	520
*	Synergetics USA Inc.	83,734	493
*,^ Alexza Pharmaceuticals Inc.		285,567	485
*	Orchid Cellmark Inc.	237,729	483
*,^ Biotime Inc.		64,333	479
*,^ Cumberland Pharmaceuticals Inc.		86,214	477
*	Lannett Co. Inc.	83,308	465
*	AtriCure Inc.	40,771	464
*	Inovio Pharmaceuticals Inc.	417,456	459
*	OncoGenex Pharmaceutical Inc.	29,890	459
*	Infinity Pharmaceuticals Inc.	77,710	457
*	American Caresource Holdings Inc.	259,932	437
*,^ Poniard Pharmaceuticals Inc.		995,330	427
*,^ Apricus Biosciences Inc.		100,962	423
	Daxor Corp.	39,640	408
*	CombiMatrix Corp.	183,417	404
*	Agenus Inc.	441,872	402
*	Nanosphere Inc.	122,665	399

*,^ Arrowhead Research Corp.		523,663	393
*	Sucampo Pharmaceuticals Inc. Class A	88,035	370
*	Telik Inc.	409,132	368
*	Entremed Inc.	67,712	348
*	CytRx Corp.	380,169	335
*	Repros Therapeutics Inc.	56,916	315
*	Animal Health International Inc.	69,889	294
*	Idera Pharmaceuticals Inc.	110,380	293
*	Anadys Pharmaceuticals Inc.	244,242	283
*	MedQuist Holdings Inc.	26,689	278
*	Omeros Corp.	34,757	278
*	GTx Inc.	105,807	272
*,^ Biodel Inc.		125,695	264
*	Hooper Holmes Inc.	334,146	247
	National Research Corp.	6,837	232
*,^ BSD Medical Corp.		48,240	216
*	TranS1 Inc.	47,024	203
*	Cardiovascular Systems Inc.	18,111	196
*	Cardica Inc.	53,020	189
*	Discovery Laboratories Inc.	101,397	188
*	ARCA Biopharma Inc.	71,706	183
*	Bovie Medical Corp.	58,045	180
*	Transcept Pharmaceuticals Inc.	21,369	175
*	AspenBio Pharma Inc.	201,074	171
*,^ Somaxon Pharmaceuticals Inc.		56,195	159
*	Heska Corp.	24,368	158
*	ThermoGenesis Corp.	72,964	153
*	Alimera Sciences Inc.	15,700	122
*	Retractable Technologies Inc.	67,963	112
*	Vision-Sciences Inc.	37,845	89
*	Capstone Therapeutics Corp.	195,643	87
*	NovaMed Inc.	5,764	76
*	Biospecifics Technologies Corp.	2,567	65
*,^ Celsion Corp.		23,511	54
*	BioClinica Inc.	9,841	51
*	RXi Pharmaceuticals Corp.	35,532	49
*	IVAX Diagnostics Inc.	61,375	40
*	ProPhase Labs Inc.	29,309	35
*,^ PURE Bioscience Inc.		21,685	34
*	Acura Pharmaceuticals Inc.	9,753	31
*	ADVENTRX Pharmaceuticals Inc.	11,496	24
*	Sharps Compliance Corp.	4,824	23
*	OXiGENE Inc.	11,709	21
*	Bionovo Inc.	27,526	18
*	KV Pharmaceutical Co. Class B	500	3
*	EnteroMedics Inc.	700	2
*	MediciNova Inc.	570	1
			18,318,443
Industrials (11.7%)
	General Electric Co.	116,245,417	2,330,721
	United Technologies Corp.	9,570,973	810,183
	Caterpillar Inc.	6,924,856	771,083
	3M Co.	7,409,441	692,783
	United Parcel Service Inc. Class B	7,952,664	591,042
	Boeing Co.	7,603,475	562,125
	Union Pacific Corp.	5,380,560	529,070
	Honeywell International Inc.	8,086,448	482,842

Emerson Electric Co.	8,211,832	479,817
Deere & Co.	4,624,597	448,077
CSX Corp.	4,082,525	320,886
Danaher Corp.	6,064,709	314,758
FedEx Corp.	3,261,384	305,102
Norfolk Southern Corp.	3,964,546	274,624
Lockheed Martin Corp.	3,339,944	268,531
General Dynamics Corp.	3,503,309	268,213
Illinois Tool Works Inc.	4,599,239	247,071
Tyco International Ltd.	5,340,255	239,083
Precision Castparts Corp.	1,556,078	229,024
Cummins Inc.	2,050,444	224,770
Raytheon Co.	3,957,306	201,308
Eaton Corp.	3,488,954	193,428
* Northrop Grumman Corp.	3,026,629	189,800
PACCAR Inc.	3,581,274	187,480
Waste Management Inc.	4,931,787	184,153
Ingersoll-Rand plc	3,535,485	170,799
Parker Hannifin Corp.	1,760,460	166,680
Rockwell Automation Inc.	1,547,251	146,447
Fluor Corp.	1,951,212	143,726
CH Robinson Worldwide Inc.	1,811,768	134,306
Dover Corp.	2,038,576	134,016
Republic Services Inc. Class A	4,193,416	125,970
Goodrich Corp.	1,368,351	117,035
Expeditors International of Washington Inc.	2,317,752	116,212
Cooper Industries plc	1,775,718	115,244
ITT Corp.	1,903,764	114,321
Joy Global Inc.	1,127,285	111,387
Rockwell Collins Inc.	1,712,012	110,990
Southwest Airlines Co.	8,159,099	103,049
L-3 Communications Holdings Inc.	1,235,696	96,767
Fastenal Co.	1,448,624	93,914
Roper Industries Inc.	1,033,304	89,339
WW Grainger Inc.	641,005	88,254
* Delta Air Lines Inc.	8,613,036	84,408
Textron Inc.	3,001,488	82,211
* United Continental Holdings Inc.	3,460,910	79,566
* Stericycle Inc.	887,241	78,672
Flowserve Corp.	609,886	78,553
Bucyrus International Inc. Class A	840,278	76,843
AMETEK Inc.	1,748,479	76,706
Pall Corp.	1,258,138	72,481
* Jacobs Engineering Group Inc.	1,376,703	70,804
KBR Inc.	1,648,316	62,257
Iron Mountain Inc.	1,967,356	61,441
* Kansas City Southern	1,120,333	61,002
Pitney Bowes Inc.	2,222,988	57,109
Manpower Inc.	891,727	56,072
* AGCO Corp.	1,016,075	55,854
Masco Corp.	3,933,615	54,756
Equifax Inc.	1,346,618	52,316
* Quanta Services Inc.	2,306,358	51,732
* Foster Wheeler AG	1,353,077	50,903
* Navistar International Corp.	704,270	48,827
Donaldson Co. Inc.	793,754	48,649
Timken Co.	900,778	47,111
Robert Half International Inc.	1,526,132	46,700

JB Hunt Transport Services Inc.	1,010,066	45,877
Avery Dennison Corp.	1,076,359	45,164
* Owens Corning	1,242,353	44,712
Gardner Denver Inc.	573,002	44,711
* Terex Corp.	1,189,053	44,043
* Verisk Analytics Inc. Class A	1,344,283	44,039
Dun & Bradstreet Corp.	543,880	43,641
* WABCO Holdings Inc.	706,610	43,555
SPX Corp.	548,308	43,530
Cintas Corp.	1,427,649	43,215
* TransDigm Group Inc.	512,771	42,986
RR Donnelley & Sons Co.	2,253,587	42,638
* Babcock & Wilcox Co.	1,274,402	42,540
* Hertz Global Holdings Inc.	2,707,507	42,318
* URS Corp.	903,723	41,616
Pentair Inc.	1,078,195	40,745
Hubbell Inc. Class B	569,953	40,484
* IHS Inc. Class A	455,515	40,427
IDEX Corp.	894,091	39,027
Nordson Corp.	333,745	38,401
Snap-On Inc.	635,012	38,139
* BE Aerospace Inc.	1,061,851	37,728
Wabtec Corp.	524,591	35,583
Lincoln Electric Holdings Inc.	461,863	35,065
* Oshkosh Corp.	989,919	35,023
Kennametal Inc.	896,984	34,982
Waste Connections Inc.	1,203,514	34,649
* Thomas & Betts Corp.	565,880	33,653
MSC Industrial Direct Co. Class A	489,787	33,536
* Sensata Technologies Holding NV	952,050	33,065
* Shaw Group Inc.	928,183	32,867
Trinity Industries Inc.	870,603	31,925
* Kirby Corp.	555,690	31,835
Towers Watson & Co. Class A	570,350	31,632
Manitowoc Co. Inc.	1,436,635	31,434
Regal-Beloit Corp.	422,010	31,157
Harsco Corp.	881,431	31,106
* Spirit Aerosystems Holdings Inc. Class A	1,171,831	30,081
Graco Inc.	653,494	29,727
Carlisle Cos. Inc.	666,136	29,676
* Corrections Corp. of America	1,204,109	29,380
* WESCO International Inc.	464,514	29,032
Ryder System Inc.	568,120	28,747
* Aecom Technology Corp.	1,035,056	28,702
* Copart Inc.	649,705	28,152
Acuity Brands Inc.	470,728	27,533
* GrafTech International Ltd.	1,324,740	27,329
Crane Co.	543,706	26,332
Lennox International Inc.	498,905	26,232
* Nielsen Holdings NV	948,337	25,899
Alliant Techsystems Inc.	363,687	25,702
* Clean Harbors Inc.	259,340	25,586
* Alaska Air Group Inc.	402,606	25,533
* Genesee & Wyoming Inc. Class A	426,717	24,835
CLARCOR Inc.	551,240	24,767
* General Cable Corp.	569,407	24,655
Landstar System Inc.	537,038	24,532
Covanta Holding Corp.	1,424,970	24,338

	Valmont Industries Inc.	230,749	24,083
	Con-way Inc.	598,964	23,533
*	AMR Corp.	3,642,033	23,528
*	Esterline Technologies Corp.	328,924	23,262
	Toro Co.	346,675	22,957
	UTi Worldwide Inc.	1,111,213	22,491
*	EMCOR Group Inc.	725,358	22,464
	Woodward Inc.	641,518	22,171
*	United Rentals Inc.	662,513	22,048
*	EnerSys	547,417	21,760
	Actuant Corp. Class A	744,143	21,580
*	Polypore International Inc.	374,574	21,568
*	Hexcel Corp.	1,065,677	20,983
*	Huntington Ingalls Industries Inc.	504,438	20,934
	Alexander & Baldwin Inc.	452,834	20,672
*	Teledyne Technologies Inc.	396,294	20,492
	Robbins & Myers Inc.	443,765	20,409
*	Avis Budget Group Inc.	1,122,672	20,107
*	Atlas Air Worldwide Holdings Inc.	282,963	19,728
*	Moog Inc. Class A	428,746	19,684
	GATX Corp.	507,092	19,604
*	FTI Consulting Inc.	507,779	19,463
	Watsco Inc.	276,013	19,241
	Belden Inc.	512,247	19,235
	Brady Corp. Class A	537,167	19,171
*	Dollar Thrifty Automotive Group Inc.	283,506	18,918
	Triumph Group Inc.	211,568	18,713
	AO Smith Corp.	418,734	18,567
*	Geo Group Inc.	718,581	18,424
	United Stationers Inc.	252,676	17,953
*	Middleby Corp.	192,157	17,913
	Curtiss-Wright Corp.	503,859	17,706
*	Chart Industries Inc.	314,516	17,311
*	JetBlue Airways Corp.	2,725,405	17,088
	Brink's Co.	511,639	16,940
*	Tetra Tech Inc.	675,219	16,671
*	Meritor Inc.	975,805	16,559
	Herman Miller Inc.	593,741	16,322
*	Old Dominion Freight Line Inc.	460,742	16,167
	HNI Corp.	491,180	15,502
*	Acacia Research - Acacia Technologies	450,230	15,407
*	US Airways Group Inc.	1,764,582	15,370
	Mueller Industries Inc.	414,656	15,185
	Corporate Executive Board Co.	375,253	15,149
	Deluxe Corp.	562,991	14,942
	Rollins Inc.	724,468	14,707
*	HUB Group Inc. Class A	402,003	14,548
	Kaydon Corp.	367,197	14,390
*	II-VI Inc.	288,088	14,332
	Applied Industrial Technologies Inc.	418,535	13,920
	Mine Safety Appliances Co.	378,016	13,862
	Werner Enterprises Inc.	515,523	13,646
*	CoStar Group Inc.	215,170	13,487
	Knight Transportation Inc.	688,644	13,256
*,^ USG Corp.		786,800	13,108
*,^ American Superconductor Corp.		525,534	13,070
*	Sauer-Danfoss Inc.	255,459	13,011
	Simpson Manufacturing Co. Inc.	433,804	12,780

*	MasTec Inc.	609,312	12,674
	Watts Water Technologies Inc. Class A	330,341	12,616
	ABM Industries Inc.	485,413	12,325
	Briggs & Stratton Corp.	535,813	12,136
	Healthcare Services Group Inc.	682,277	11,994
*	TrueBlue Inc.	709,194	11,907
*	Orbital Sciences Corp.	626,018	11,844
*	AAR Corp.	421,599	11,687
*	Ceradyne Inc.	257,507	11,608
*	Insituform Technologies Inc. Class A	429,568	11,491
	Raven Industries Inc.	186,824	11,475
	Granite Construction Inc.	405,828	11,404
	Resources Connection Inc.	579,283	11,232
*	SFN Group Inc.	787,851	11,101
*	Korn/Ferry International	498,247	11,096
	ESCO Technologies Inc.	285,803	10,903
	Heartland Express Inc.	619,202	10,873
	Barnes Group Inc.	518,521	10,827
	Forward Air Corp.	351,559	10,768
*	DigitalGlobe Inc.	371,898	10,424
*	AirTran Holdings Inc.	1,375,721	10,249
	Knoll Inc.	484,284	10,151
	Cubic Corp.	176,462	10,147
*	Macquarie Infrastructure Co. LLC	422,129	10,072
	HEICO Corp. Class A	223,041	10,032
	Interface Inc. Class A	541,273	10,008
	Skywest Inc.	588,635	9,960
	Lindsay Corp.	125,635	9,928
*	GeoEye Inc.	236,533	9,835
*	SYKES Enterprises Inc.	486,390	9,616
*	Beacon Roofing Supply Inc.	468,298	9,586
	American Science & Engineering Inc.	102,422	9,460
*	3D Systems Corp.	193,942	9,416
	Armstrong World Industries Inc.	202,085	9,350
*	Mobile Mini Inc.	374,056	8,985
*	Blount International Inc.	559,212	8,936
*	Altra Holdings Inc.	372,410	8,796
	Kaman Corp.	247,931	8,727
	Steelcase Inc. Class A	759,682	8,645
	Franklin Electric Co. Inc.	186,073	8,597
	CIRCOR International Inc.	182,267	8,570
*	Dycom Industries Inc.	487,162	8,447
	TAL International Group Inc.	229,598	8,328
	Titan International Inc.	303,048	8,064
*	EnPro Industries Inc.	218,917	7,951
*,^ Harbin Electric Inc.		383,166	7,928
	Arkansas Best Corp.	301,375	7,812
	Allegiant Travel Co. Class A	177,779	7,789
	Seaboard Corp.	3,227	7,787
	Insperity Inc.	249,137	7,569
	Ameron International Corp.	108,181	7,550
*	Colfax Corp.	328,263	7,534
	Mueller Water Products Inc. Class A	1,674,751	7,503
	Albany International Corp.	298,352	7,429
	Quanex Building Products Corp.	378,369	7,427
*	Navigant Consulting Inc.	742,433	7,417
	Universal Forest Products Inc.	202,045	7,405
*	RBC Bearings Inc.	193,556	7,400

	Sun Hydraulics Corp.	170,756	7,360
*	Griffon Corp.	555,289	7,291
*,^ Capstone Turbine Corp.		3,990,805	7,223
*	Ladish Co. Inc.	130,950	7,156
	Unifirst Corp.	134,734	7,142
*	Advisory Board Co.	137,852	7,099
	Tennant Co.	168,590	7,088
*	Wabash National Corp.	611,629	7,083
*	NN Inc.	382,096	6,977
	Aircastle Ltd.	575,415	6,945
*	Kelly Services Inc. Class A	302,656	6,571
*	Kforce Inc.	358,442	6,559
*	RSC Holdings Inc.	449,183	6,459
	Tutor Perini Corp.	263,466	6,418
	Comfort Systems USA Inc.	443,297	6,237
*	Interline Brands Inc.	303,792	6,197
*	Astec Industries Inc.	164,635	6,139
	Badger Meter Inc.	148,037	6,101
	McGrath Rentcorp	222,646	6,072
*	Huron Consulting Group Inc.	218,401	6,048
*	FreightCar America Inc.	185,616	6,034
*	Consolidated Graphics Inc.	109,720	5,994
	Tredegar Corp.	272,996	5,891
*	Layne Christensen Co.	168,686	5,820
*	Celadon Group Inc.	352,180	5,719
*	Greenbrier Cos. Inc.	200,826	5,699
*	H&E Equipment Services Inc.	291,592	5,689
*	Amerco Inc.	58,518	5,676
*	Aerovironment Inc.	162,214	5,673
*	Rush Enterprises Inc. Class A	279,707	5,538
	AAON Inc.	167,956	5,526
	US Ecology Inc.	314,083	5,474
	Heidrick & Struggles International Inc.	196,498	5,469
	Standex International Corp.	143,421	5,434
	G&K Services Inc. Class A	163,103	5,423
	Encore Wire Corp.	216,612	5,272
	Gorman-Rupp Co.	131,026	5,161
*	Exponent Inc.	114,034	5,087
	National Presto Industries Inc.	44,773	5,045
*	Astronics Corp.	199,576	5,023
*	Team Inc.	189,972	4,989
*	Flow International Corp.	1,111,287	4,879
*	American Reprographics Co.	468,525	4,849
	NACCO Industries Inc. Class A	43,549	4,820
	EnergySolutions Inc.	794,762	4,737
	Ennis Inc.	275,850	4,698
*	M&F Worldwide Corp.	181,846	4,568
*	GenCorp Inc.	761,539	4,554
	AZZ Inc.	99,743	4,548
*	Furmanite Corp.	561,366	4,491
	John Bean Technologies Corp.	231,429	4,450
	LB Foster Co. Class A	102,872	4,435
*	Force Protection Inc.	895,444	4,388
*	Cenveo Inc.	669,919	4,375
	Apogee Enterprises Inc.	324,190	4,276
	Dynamic Materials Corp.	151,521	4,235
*,^ EnerNOC Inc.		221,346	4,230
*	On Assignment Inc.	446,862	4,227

*	MYR Group Inc.	174,233	4,168
	Viad Corp.	173,480	4,153
*	Generac Holdings Inc.	204,376	4,147
	Cascade Corp.	92,273	4,114
*	Higher One Holdings Inc.	280,630	4,055
*	ACCO Brands Corp.	420,196	4,009
	HEICO Corp.	63,723	3,984
*	Metalico Inc.	633,980	3,943
	Twin Disc Inc.	119,237	3,842
*,^ A123 Systems Inc.		592,984	3,765
*	Titan Machinery Inc.	149,126	3,765
*	Quality Distribution Inc.	317,519	3,763
	Houston Wire & Cable Co.	256,536	3,751
*	Kadant Inc.	142,771	3,739
*	Builders FirstSource Inc.	1,276,378	3,625
	Aceto Corp.	453,854	3,617
*	RailAmerica Inc.	211,417	3,603
*	CBIZ Inc.	493,635	3,559
	Marten Transport Ltd.	155,296	3,463
*	Columbus McKinnon Corp.	187,410	3,460
	Insteel Industries Inc.	243,504	3,443
	Great Lakes Dredge & Dock Corp.	443,878	3,387
	Miller Industries Inc.	206,608	3,355
*	Powell Industries Inc.	84,688	3,340
*	Trex Co. Inc.	96,418	3,145
*	Air Transport Services Group Inc.	363,433	3,071
	Graham Corp.	128,163	3,068
	Ducommun Inc.	128,181	3,064
*	Commercial Vehicle Group Inc.	170,045	3,034
*	APAC Customer Services Inc.	504,464	3,032
*,^ Ener1 Inc.		1,000,724	2,962
*	KAR Auction Services Inc.	191,692	2,941
*	School Specialty Inc.	205,304	2,936
*	Trimas Corp.	135,506	2,913
*	Orion Marine Group Inc.	269,332	2,893
	Federal Signal Corp.	443,797	2,889
*	Michael Baker Corp.	98,888	2,875
*,^ Genco Shipping & Trading Ltd.		265,933	2,864
*	Taser International Inc.	688,687	2,803
*	Innerworkings Inc.	377,998	2,790
*,^ FuelCell Energy Inc.		1,292,365	2,766
*	Sterling Construction Co. Inc.	158,718	2,679
*	Hawaiian Holdings Inc.	445,270	2,676
*	ICF International Inc.	129,721	2,664
*	GP Strategies Corp.	193,797	2,636
	Met-Pro Corp.	217,184	2,584
*,^ Advanced Battery Technologies Inc.		1,295,920	2,514
*	Dolan Co.	206,862	2,511
*	Gibraltar Industries Inc.	210,341	2,509
	Vicor Corp.	152,142	2,509
	Schawk Inc. Class A	125,640	2,442
	CDI Corp.	161,021	2,382
*	American Railcar Industries Inc.	93,445	2,332
	Ampco-Pittsburgh Corp.	83,248	2,296
	Alamo Group Inc.	83,601	2,295
*,^ China BAK Battery Inc.		1,253,443	2,269
*,^ Satcon Technology Corp.		586,563	2,264
*	CAI International Inc.	86,625	2,240

*	Casella Waste Systems Inc. Class A	303,575	2,177
*	Park-Ohio Holdings Corp.	104,932	2,168
	American Woodmark Corp.	103,787	2,167
*	Lydall Inc.	237,560	2,112
*,^ Valence Technology Inc.		1,351,017	2,108
*	Hurco Cos. Inc.	67,604	2,062
*	CRA International Inc.	70,974	2,046
*	Fushi Copperweld Inc.	249,841	2,004
*	Republic Airways Holdings Inc.	305,799	1,966
	Barrett Business Services Inc.	120,617	1,937
*	Saia Inc.	117,578	1,927
*	Kratos Defense & Security Solutions Inc.	134,129	1,910
	LSI Industries Inc.	260,808	1,888
*	WCA Waste Corp.	310,518	1,863
*	Odyssey Marine Exploration Inc.	592,756	1,826
	International Shipholding Corp.	73,047	1,819
*	Fuel Tech Inc.	203,161	1,808
*	Pike Electric Corp.	189,300	1,802
*	Pacer International Inc.	340,742	1,792
*	USA Truck Inc.	136,317	1,772
*	Orion Energy Systems Inc.	437,439	1,763
*	Hudson Highland Group Inc.	270,260	1,757
	Multi-Color Corp.	86,434	1,747
*	Eagle Bulk Shipping Inc.	463,628	1,725
*	PMFG Inc.	78,239	1,670
*	DXP Enterprises Inc.	72,132	1,665
*	Tecumseh Products Co. Class A	165,910	1,662
	Lawson Products Inc.	70,592	1,626
	Intersections Inc.	130,939	1,624
*	LMI Aerospace Inc.	80,102	1,619
*	Pinnacle Airlines Corp.	275,148	1,582
*	LaBarge Inc.	88,078	1,559
*	Northwest Pipe Co.	67,028	1,537
	Courier Corp.	110,089	1,537
*	Rush Enterprises Inc. Class B	88,113	1,532
	Kimball International Inc. Class B	213,755	1,496
*	Standard Parking Corp.	81,834	1,453
*	Xerium Technologies Inc.	59,211	1,424
*	Innovative Solutions & Support Inc.	238,921	1,398
*	Willis Lease Finance Corp.	104,923	1,326
*	NCI Building Systems Inc.	98,483	1,248
	Superior Uniform Group Inc.	107,163	1,244
*	Active Power Inc.	421,656	1,244
*	Energy Recovery Inc.	374,514	1,191
	Douglas Dynamics Inc.	82,869	1,182
*	UQM Technologies Inc.	393,695	1,173
	Baltic Trading Ltd.	127,294	1,161
	Hardinge Inc.	83,298	1,141
*	Magnetek Inc.	513,668	1,130
	VSE Corp.	36,498	1,084
*	Ultralife Corp.	207,203	1,048
*	PowerSecure International Inc.	119,374	1,027
*	Broadwind Energy Inc.	775,036	1,015
*,^ Plug Power Inc.		1,305,500	992
*	Perma-Fix Environmental Services	632,514	955
*	Universal Truckload Services Inc.	54,784	945
*	Hill International Inc.	166,935	883
	Standard Register Co.	264,749	879

*	US Home Systems Inc.	196,287	854
*	BlueLinx Holdings Inc.	229,116	848
*	Roadrunner Transportation Systems Inc.	55,245	829
	LS Starrett Co. Class A	57,946	814
	Preformed Line Products Co.	11,646	806
*	United Capital Corp.	27,624	782
*	PAM Transportation Services Inc.	61,373	746
*	TRC Cos. Inc.	151,253	731
*	SL Industries Inc.	36,437	667
*	Frozen Food Express Industries	179,901	622
*	Covenant Transportation Group Inc. Class A	66,725	617
*	Omega Flex Inc.	43,249	582
*	Patriot Transportation Holding Inc.	21,183	567
*,^ YRC Worldwide Inc.		309,038	544
*	Mistras Group Inc.	31,335	539
*,^ SmartHeat Inc.		187,797	531
	Virco Manufacturing	159,426	518
*,^ China Valves Technology Inc.		111,337	517
	Hubbell Inc. Class A	7,600	511
*,^ Lime Energy Co.		103,904	505
*,^ Lihua International Inc.		54,093	475
*	TBS International plc Class A	223,766	436
*,^ Altair Nanotechnologies Inc.		272,668	431
*	Sypris Solutions Inc.	91,511	393
*	Integrated Electrical Services Inc.	111,464	383
*,^ Document Security Systems Inc.		83,797	344
	Horizon Lines Inc. Class A	388,769	330
*	Ceco Environmental Corp.	54,111	320
*	AT Cross Co. Class A	29,613	316
*,^ Hoku Corp.		151,111	302
*	Raytheon Co. Warrants Exp. 06/16/2011	19,938	267
*,^ Ascent Solar Technologies Inc.		72,735	209
*	Applied Energetics Inc.	292,298	193
*	China Fire & Security Group Inc.	26,943	166
*	Argan Inc.	16,586	142
*,^ Akeena Solar Inc.		276,849	132
*	Ocean Power Technologies Inc.	23,689	131
*	Franklin Covey Co.	15,108	131
*	Key Technology Inc.	5,809	117
*	Innotrac Corp.	73,831	114
*	Amrep Corp.	10,401	102
*	China CGame Inc.	65,465	82
	Eastern Co.	3,261	62
*	PGT Inc.	24,655	58
*	Coleman Cable Inc.	4,500	40
*	Duoyuan Printing Inc.	34,143	38
*	LECG Corp.	183,248	37
*	Arotech Corp.	13,617	19
*	Innovaro Inc.	3,814	11
*	Internet Media Services Inc.	30,086	9
*	Heritage-Crystal Clean Inc.	47	1
			19,197,882
Information Technology (18.3%)
*	Apple Inc.	10,008,039	3,487,301
	International Business Machines Corp.	13,554,488	2,210,330
	Microsoft Corp.	84,008,503	2,130,456
*	Google Inc. Class A	2,710,184	1,588,737

	Oracle Corp.	43,877,659	1,464,197
	Intel Corp.	60,857,657	1,227,499
	Cisco Systems Inc.	60,473,306	1,037,117
	Hewlett-Packard Co.	24,741,787	1,013,671
	QUALCOMM Inc.	17,649,812	967,739
*	EMC Corp.	22,479,737	596,837
	Texas Instruments Inc.	12,810,375	442,727
	Visa Inc. Class A	5,418,922	398,941
*	eBay Inc.	12,801,724	397,366
	Accenture plc Class A	6,916,394	380,194
	Corning Inc.	17,051,601	351,775
	Mastercard Inc. Class A	1,203,180	302,864
*	Dell Inc.	19,096,157	277,085
	Automatic Data Processing Inc.	5,381,283	276,114
*	Cognizant Technology Solutions Corp. Class A	3,311,174	269,530
*	Juniper Networks Inc.	5,708,360	240,208
	Applied Materials Inc.	14,577,217	227,696
*	Yahoo! Inc.	13,510,754	224,954
	Broadcom Corp. Class A	4,980,798	196,144
*	NetApp Inc.	3,896,198	187,719
*	Adobe Systems Inc.	5,550,607	184,058
*	Salesforce.com Inc.	1,290,409	172,373
*	Intuit Inc.	3,245,141	172,317
	TE Connectivity Ltd.	4,841,405	168,578
	Xerox Corp.	15,136,662	161,205
*	Symantec Corp.	8,471,017	157,053
*	Motorola Solutions Inc.	3,479,363	155,493
*	Citrix Systems Inc.	2,049,114	150,528
	Altera Corp.	3,411,029	150,153
	Western Union Co.	7,156,384	148,638
	Analog Devices Inc.	3,259,494	128,359
*	SanDisk Corp.	2,559,449	117,965
*	NVIDIA Corp.	6,265,078	115,653
*	Micron Technology Inc.	9,787,332	112,163
	Paychex Inc.	3,553,850	111,449
*	Autodesk Inc.	2,477,958	109,303
	CA Inc.	4,467,863	108,033
	Amphenol Corp. Class A	1,905,949	103,665
*	Fiserv Inc.	1,623,371	101,818
*,^ First Solar Inc.		608,196	97,822
*	BMC Software Inc.	1,939,544	96,473
*	Red Hat Inc.	2,080,809	94,448
*	Marvell Technology Group Ltd.	6,036,159	93,862
*	Western Digital Corp.	2,508,720	93,550
	Xilinx Inc.	2,828,574	92,777
*	Teradata Corp.	1,828,651	92,713
	Fidelity National Information Services Inc.	2,793,163	91,308
*	F5 Networks Inc.	882,785	90,547
	KLA-Tencor Corp.	1,824,387	86,421
	Linear Technology Corp.	2,460,860	82,759
	Maxim Integrated Products Inc.	3,232,629	82,755
	Computer Sciences Corp.	1,686,985	82,207
	Microchip Technology Inc.	2,040,907	77,575
*	Lam Research Corp.	1,342,699	76,077
*	Akamai Technologies Inc.	1,991,220	75,666
*	Seagate Technology plc	5,159,536	74,297
*	Motorola Mobility Holdings Inc.	3,025,925	73,833
*	Electronic Arts Inc.	3,620,667	70,712

Harris Corp.	1,400,958	69,488
* Atmel Corp.	5,006,929	68,244
VeriSign Inc.	1,877,865	67,997
* Trimble Navigation Ltd.	1,312,429	66,330
* VMware Inc. Class A	811,913	66,203
* Rovi Corp.	1,218,211	65,357
Activision Blizzard Inc.	5,924,732	64,994
* Skyworks Solutions Inc.	2,001,219	64,880
* Flextronics International Ltd.	8,441,337	63,057
Avago Technologies Ltd.	2,005,943	62,385
FLIR Systems Inc.	1,731,418	59,924
* Riverbed Technology Inc.	1,525,201	57,424
* Avnet Inc.	1,658,362	56,534
* SAIC Inc.	3,249,688	54,985
* Advanced Micro Devices Inc.	6,326,584	54,409
* ANSYS Inc.	994,714	53,904
* Informatica Corp.	1,024,578	53,514
* Arrow Electronics Inc.	1,267,125	53,067
* VeriFone Systems Inc.	950,235	52,215
* Cree Inc.	1,124,229	51,894
* Nuance Communications Inc.	2,604,561	50,945
* JDS Uniphase Corp.	2,429,866	50,638
Factset Research Systems Inc.	480,995	50,375
* TIBCO Software Inc.	1,823,925	49,702
* Alliance Data Systems Corp.	567,286	48,724
* Polycom Inc.	932,955	48,374
* ON Semiconductor Corp.	4,724,796	46,634
* LSI Corp.	6,731,458	45,774
* Equinix Inc.	502,416	45,770
* Synopsys Inc.	1,622,851	44,872
* Rackspace Hosting Inc.	1,032,622	44,248
Jabil Circuit Inc.	2,143,709	43,796
* MICROS Systems Inc.	880,047	43,501
Global Payments Inc.	870,349	42,577
* Varian Semiconductor Equipment Associates Inc.	809,126	39,380
* Gartner Inc.	943,746	39,326
Solera Holdings Inc.	768,415	39,266
National Semiconductor Corp.	2,621,008	37,585
* Novellus Systems Inc.	989,243	36,731
* Ingram Micro Inc.	1,711,418	35,991
* Teradyne Inc.	1,981,959	35,299
* Ariba Inc.	1,025,913	35,025
* Atheros Communications Inc.	782,386	34,934
* Cypress Semiconductor Corp.	1,719,740	33,329
* NCR Corp.	1,743,656	32,850
Total System Services Inc.	1,803,873	32,506
* WebMD Health Corp.	606,897	32,420
* MEMC Electronic Materials Inc.	2,487,276	32,235
Lender Processing Services Inc.	1,000,886	32,219
* Lexmark International Inc. Class A	858,589	31,802
National Instruments Corp.	963,507	31,574
Broadridge Financial Solutions Inc.	1,367,045	31,018
* Brocade Communications Systems Inc.	4,960,250	30,506
Jack Henry & Associates Inc.	889,863	30,157
* Sohu.com Inc.	331,638	29,635
* IAC/InterActiveCorp	959,204	29,630
* Vishay Intertechnology Inc.	1,645,433	29,190
* Parametric Technology Corp.	1,289,562	29,002

*	Aruba Networks Inc.	853,656	28,888
*	Cadence Design Systems Inc.	2,922,184	28,491
*	Dolby Laboratories Inc. Class A	575,826	28,336
*	Compuware Corp.	2,402,242	27,746
*	Concur Technologies Inc.	486,704	26,988
*	Ciena Corp.	1,024,919	26,607
*	Netlogic Microsystems Inc.	628,980	26,430
	ADTRAN Inc.	620,333	26,339
*	Tech Data Corp.	509,027	25,889
	Diebold Inc.	717,418	25,440
*	International Rectifier Corp.	757,693	25,049
*	VistaPrint NV	481,060	24,967
*	Itron Inc.	441,127	24,897
*	Acme Packet Inc.	347,986	24,693
*	Fairchild Semiconductor International Inc. Class A	1,355,372	24,668
*	Zebra Technologies Corp.	618,510	24,270
*	Rambus Inc.	1,221,946	24,195
*	Universal Display Corp.	438,324	24,125
	MercadoLibre Inc.	288,984	23,590
	InterDigital Inc.	484,001	23,092
*	Novell Inc.	3,846,619	22,810
*	AOL Inc.	1,166,712	22,786
*	TriQuint Semiconductor Inc.	1,741,224	22,479
*,^ Veeco Instruments Inc.		440,857	22,413
	Anixter International Inc.	315,286	22,035
*	QLogic Corp.	1,177,722	21,847
*	Monster Worldwide Inc.	1,349,057	21,450
	DST Systems Inc.	404,909	21,387
*	Omnivision Technologies Inc.	598,733	21,273
*	SuccessFactors Inc.	540,530	21,129
*	NeuStar Inc. Class A	809,999	20,720
*	Progress Software Corp.	711,194	20,689
*	Wright Express Corp.	398,162	20,641
	Tellabs Inc.	3,904,558	20,460
*	CACI International Inc. Class A	331,121	20,304
*	Silicon Laboratories Inc.	456,890	19,742
*	Fortinet Inc.	443,202	19,501
*	Convergys Corp.	1,339,215	19,231
*	GSI Commerce Inc.	656,214	19,207
	Plantronics Inc.	522,125	19,120
*	PMC - Sierra Inc.	2,533,164	18,999
*	Microsemi Corp.	914,710	18,944
*	Finisar Corp.	757,882	18,644
*	RF Micro Devices Inc.	2,860,042	18,333
*	Lawson Software Inc.	1,514,211	18,322
*	CommVault Systems Inc.	448,272	17,877
*	CoreLogic Inc.	959,372	17,748
*	Cavium Networks Inc.	394,172	17,710
	Molex Inc.	703,497	17,672
*	Mentor Graphics Corp.	1,195,140	17,485
*	Cymer Inc.	307,962	17,424
	MKS Instruments Inc.	522,483	17,399
*	Arris Group Inc.	1,356,055	17,276
*	Quest Software Inc.	679,431	17,251
*	Hittite Microwave Corp.	269,536	17,188
*	Semtech Corp.	681,069	17,040
	Intersil Corp. Class A	1,359,244	16,923
*	IPG Photonics Corp.	285,883	16,490

	Molex Inc. Class A	792,594	16,399
*	Digital River Inc.	434,851	16,276
*	Viasat Inc.	403,424	16,072
*	OpenTable Inc.	150,870	16,045
*	Coherent Inc.	272,194	15,817
*	Genpact Ltd.	1,088,716	15,765
*	Plexus Corp.	444,563	15,586
*	Ultimate Software Group Inc.	262,978	15,450
	MAXIMUS Inc.	188,408	15,293
*	Cirrus Logic Inc.	720,223	15,146
	Syntel Inc.	286,330	14,955
*	SAVVIS Inc.	400,124	14,841
*	j2 Global Communications Inc.	498,609	14,714
*	Unisys Corp.	465,941	14,547
*	Aspen Technology Inc.	969,597	14,534
*	Take-Two Interactive Software Inc.	931,023	14,310
*	Taleo Corp. Class A	397,542	14,172
	Fair Isaac Corp.	446,108	14,101
*	FEI Co.	418,030	14,096
*	EchoStar Corp. Class A	369,758	13,995
	Littelfuse Inc.	244,097	13,938
*	JDA Software Group Inc.	453,775	13,731
*	SRA International Inc. Class A	482,795	13,692
*	Sapient Corp.	1,192,576	13,655
*	MicroStrategy Inc. Class A	100,586	13,527
*	Blue Coat Systems Inc.	473,067	13,322
	Blackbaud Inc.	481,753	13,123
*	Cabot Microelectronics Corp.	250,756	13,102
*,^ Blackboard Inc.		358,662	12,998
*	Diodes Inc.	379,606	12,929
*	Benchmark Electronics Inc.	681,428	12,927
*	Spansion Inc. Class A	686,460	12,816
*	ValueClick Inc.	881,191	12,742
*	Netgear Inc.	392,780	12,742
*	Integrated Device Technology Inc.	1,727,986	12,735
*	Entegris Inc.	1,443,089	12,656
*	Rofin-Sinar Technologies Inc.	315,580	12,465
*	AsiaInfo-Linkage Inc.	573,867	12,424
*	Sonus Networks Inc.	3,180,448	11,958
*	Acxiom Corp.	833,106	11,955
*	ACI Worldwide Inc.	359,241	11,783
*	Constant Contact Inc.	337,257	11,770
*	Loral Space & Communications Inc.	151,201	11,726
*	Advent Software Inc.	406,803	11,663
	Power Integrations Inc.	303,526	11,634
	Cognex Corp.	407,249	11,505
*	TiVo Inc.	1,262,622	11,061
*	Stratasys Inc.	234,907	11,041
*	TTM Technologies Inc.	605,865	11,003
*	Websense Inc.	472,078	10,844
*	Ebix Inc.	454,277	10,744
*,^ STEC Inc.		530,411	10,656
*	L-1 Identity Solutions Inc.	904,439	10,654
*	Silicon Image Inc.	1,178,532	10,571
*	Scansource Inc.	269,167	10,226
*	Brooks Automation Inc.	739,480	10,153
*,^ SunPower Corp. Class A		590,158	10,115
*,^ Power-One Inc.		1,150,187	10,064

*	Mantech International Corp. Class A	237,358	10,064
*	Synaptics Inc.	367,130	9,920
*	Tessera Technologies Inc.	540,288	9,866
*	Harmonic Inc.	1,042,179	9,776
*	Sanmina-SCI Corp.	870,368	9,757
*	BroadSoft Inc.	202,419	9,653
*	GT Solar International Inc.	903,979	9,636
*	Ultratech Inc.	325,607	9,573
*	DealerTrack Holdings Inc.	416,182	9,556
*	TeleTech Holdings Inc.	491,133	9,518
*	RightNow Technologies Inc.	297,620	9,316
*	Synchronoss Technologies Inc.	267,945	9,311
*	Ancestry.com Inc.	259,216	9,189
	Earthlink Inc.	1,168,541	9,150
*	Terremark Worldwide Inc.	471,513	8,959
*	Verigy Ltd.	633,930	8,932
*	Euronet Worldwide Inc.	459,536	8,883
*	Checkpoint Systems Inc.	389,639	8,759
*	Emulex Corp.	819,841	8,748
*	Hypercom Corp.	722,609	8,693
*	Infinera Corp.	1,022,068	8,575
*	Lattice Semiconductor Corp.	1,443,394	8,516
*	Netscout Systems Inc.	310,296	8,477
*	DG FastChannel Inc.	262,841	8,469
*	Manhattan Associates Inc.	255,624	8,364
*	Rogers Corp.	184,582	8,317
	Comtech Telecommunications Corp.	304,504	8,276
*	DTS Inc.	176,542	8,232
*	Amkor Technology Inc.	1,215,926	8,195
*	Magma Design Automation Inc.	1,200,582	8,188
*	Insight Enterprises Inc.	480,124	8,177
*,^ Travelzoo Inc.		119,936	7,987
*	SunPower Corp. Class B	475,649	7,929
	Micrel Inc.	578,962	7,804
*	Avid Technology Inc.	345,573	7,706
*	Brightpoint Inc.	708,470	7,680
*	SYNNEX Corp.	231,954	7,592
*	Measurement Specialties Inc.	220,637	7,515
	MTS Systems Corp.	164,268	7,482
*	Applied Micro Circuits Corp.	719,264	7,466
*	Tyler Technologies Inc.	313,678	7,437
*	Ixia	464,483	7,376
	Black Box Corp.	208,445	7,327
	Opnet Technologies Inc.	179,655	7,005
	United Online Inc.	1,099,661	6,933
*	Volterra Semiconductor Corp.	278,854	6,924
*	OSI Systems Inc.	183,793	6,898
	AVX Corp.	454,840	6,782
*	LTX-Credence Corp.	741,901	6,774
*,^ Entropic Communications Inc.		801,279	6,771
*	Newport Corp.	379,143	6,760
*	Zoran Corp.	636,765	6,616
*	Bottomline Technologies Inc.	262,996	6,612
*	MIPS Technologies Inc. Class A	628,707	6,595
*	Sourcefire Inc.	236,922	6,518
*	SolarWinds Inc.	271,828	6,377
*	comScore Inc.	215,006	6,345
*	CSG Systems International Inc.	315,626	6,294

^	VirnetX Holding Corp.	314,797	6,268
	Heartland Payment Systems Inc.	357,311	6,264
*	RealNetworks Inc.	1,671,179	6,217
*	Tekelec	751,904	6,105
*	FARO Technologies Inc.	150,387	6,015
*	Epicor Software Corp.	541,707	5,997
*	Accelrys Inc.	749,412	5,995
*	Kenexa Corp.	217,141	5,991
	Forrester Research Inc.	156,287	5,984
*	Kulicke & Soffa Industries Inc.	640,024	5,984
	iGate Corp.	318,760	5,983
*	Electronics for Imaging Inc.	402,069	5,914
*	Mercury Computer Systems Inc.	278,795	5,899
*	Intermec Inc.	537,739	5,802
*	Cardtronics Inc.	285,020	5,800
*	SMART Modular Technologies WWH Inc.	737,898	5,733
*	ATMI Inc.	302,279	5,707
*	Advanced Energy Industries Inc.	347,716	5,685
*	Radiant Systems Inc.	320,726	5,677
*	THQ Inc.	1,235,734	5,635
	NIC Inc.	445,067	5,546
*	Silicon Graphics International Corp.	257,318	5,507
	Pegasystems Inc.	144,015	5,464
*	Verint Systems Inc.	150,933	5,409
	Park Electrochemical Corp.	164,517	5,306
*	Standard Microsystems Corp.	213,290	5,260
*	Knot Inc.	435,031	5,242
*	Powerwave Technologies Inc.	1,153,505	5,202
*	Oclaro Inc.	447,922	5,156
*	Monolithic Power Systems Inc.	361,177	5,125
*	FormFactor Inc.	497,536	5,125
*,^ Rubicon Technology Inc.		184,462	5,106
*	Electro Scientific Industries Inc.	292,454	5,077
*	ExlService Holdings Inc.	239,269	5,061
*	Maxwell Technologies Inc.	286,631	4,950
*,^ China Security & Surveillance Technology Inc.		1,068,225	4,946
*	LogMeIn Inc.	116,788	4,924
*	Ceva Inc.	183,890	4,915
*	Net 1 UEPS Technologies Inc.	557,798	4,797
*	Interactive Intelligence Inc.	123,061	4,764
	EPIQ Systems Inc.	330,890	4,752
*	NetSuite Inc.	158,792	4,618
*	LeCroy Corp.	343,809	4,597
*	LivePerson Inc.	362,501	4,582
*	Quantum Corp.	1,817,603	4,580
*	QuinStreet Inc.	201,384	4,577
*	Dice Holdings Inc.	300,647	4,543
*	LoopNet Inc.	320,273	4,532
*	Oplink Communications Inc.	232,449	4,530
	Sycamore Networks Inc.	184,581	4,509
*	Move Inc.	1,844,114	4,407
*	Monotype Imaging Holdings Inc.	303,598	4,402
*	Limelight Networks Inc.	612,444	4,385
	Keynote Systems Inc.	230,186	4,270
*	NVE Corp.	75,277	4,241
*	SS&C Technologies Holdings Inc.	205,586	4,198
*	S1 Corp.	625,655	4,179
*	Sigma Designs Inc.	322,198	4,172

*	VASCO Data Security International Inc.	300,167	4,121
*	Echelon Corp.	402,980	4,082
*	Smith Micro Software Inc.	433,670	4,059
*	Axcelis Technologies Inc.	1,511,001	4,004
*	support.com Inc.	771,285	4,003
*	IXYS Corp.	288,999	3,881
*	UTStarcom Inc.	1,644,000	3,863
*	Globecomm Systems Inc.	313,240	3,862
*	KVH Industries Inc.	253,391	3,831
*	Imation Corp.	334,740	3,729
*	PROS Holdings Inc.	252,028	3,672
*	Vocus Inc.	141,275	3,653
	Methode Electronics Inc.	300,146	3,626
*	Web.com Group Inc.	245,489	3,582
*	Kemet Corp.	238,979	3,544
*	Saba Software Inc.	361,139	3,543
*	Integrated Silicon Solution Inc.	379,884	3,522
*,^ Calix Inc.		171,300	3,479
*,^ Wave Systems Corp. Class A		1,109,581	3,473
*	Extreme Networks	962,133	3,367
*	Kopin Corp.	718,240	3,297
*	Fabrinet	160,675	3,239
*	Spectrum Control Inc.	163,845	3,224
*	TNS Inc.	205,668	3,202
*	Aviat Networks Inc.	618,268	3,196
*	Symmetricom Inc.	518,169	3,176
*	Ciber Inc.	473,904	3,175
*	Photronics Inc.	353,913	3,175
*	Infospace Inc.	365,546	3,166
	CTS Corp.	286,066	3,090
*	Super Micro Computer Inc.	191,493	3,072
*	Perficient Inc.	253,558	3,045
	Electro Rent Corp.	175,266	3,011
	Daktronics Inc.	272,672	2,931
*	Supertex Inc.	131,458	2,929
	Cohu Inc.	190,431	2,925
*	Mindspeed Technologies Inc.	343,467	2,906
*	Hackett Group Inc.	750,678	2,883
*	Gerber Scientific Inc.	305,193	2,857
	Telular Corp.	386,613	2,807
*	Lionbridge Technologies Inc.	811,768	2,784
*	EMS Technologies Inc.	141,103	2,773
*	Anaren Inc.	137,187	2,757
*,^ Emcore Corp.		1,050,906	2,711
*	Zix Corp.	734,019	2,701
	ModusLink Global Solutions Inc.	493,590	2,695
	Richardson Electronics Ltd.	202,836	2,673
*	Anadigics Inc.	595,419	2,667
	American Software Inc. Class A	360,444	2,660
*	DemandTec Inc.	199,880	2,630
*	Pericom Semiconductor Corp.	253,219	2,626
*	Seachange International Inc.	274,236	2,605
*	Intevac Inc.	208,709	2,594
	Stamps.com Inc.	189,778	2,534
*	Multi-Fineline Electronix Inc.	88,479	2,497
*	Global Cash Access Holdings Inc.	758,079	2,479
*	Dynamics Research Corp.	150,108	2,454
*	Rudolph Technologies Inc.	223,202	2,442

	Cass Information Systems Inc.	61,908	2,432
*	ShoreTel Inc.	292,157	2,404
	DDi Corp.	219,459	2,320
*	Digi International Inc.	217,702	2,299
*	Integral Systems Inc.	187,964	2,288
*	Cogo Group Inc.	278,230	2,245
*	KIT Digital Inc.	185,761	2,237
*	TeleCommunication Systems Inc. Class A	535,475	2,206
*	Transact Technologies Inc.	183,229	2,190
*	Ultra Clean Holdings	209,177	2,163
	Bel Fuse Inc. Class B	98,005	2,157
	Rimage Corp.	133,488	2,156
*	PC Mall Inc.	207,258	2,149
*	Advanced Analogic Technologies Inc.	567,513	2,145
	Renaissance Learning Inc.	177,035	2,080
*,^ Vishay Precision Group Inc.		131,631	2,063
*	Openwave Systems Inc.	954,994	2,044
*	Zygo Corp.	139,514	2,040
*	MoneyGram International Inc.	589,588	2,022
*	Computer Task Group Inc.	151,270	2,010
	Pulse Electronics Corp.	332,255	2,010
*	Agilysys Inc.	348,748	2,002
	Marchex Inc. Class B	254,225	2,001
*	Nanometrics Inc.	108,753	1,967
*	Liquidity Services Inc.	109,408	1,954
*	Exar Corp.	324,438	1,953
*	Novatel Wireless Inc.	357,542	1,952
*	FalconStor Software Inc.	425,727	1,937
*	Internap Network Services Corp.	293,059	1,925
*	DSP Group Inc.	249,619	1,922
*	Online Resources Corp.	501,235	1,895
*	X-Rite Inc.	398,420	1,892
*	MoSys Inc.	305,177	1,834
*	Radisys Corp.	204,097	1,767
*	Conexant Systems Inc.	739,851	1,761
*	Pervasive Software Inc.	259,825	1,736
*	AXT Inc.	222,808	1,598
*	PRGX Global Inc.	262,193	1,592
*	Ness Technologies Inc.	233,577	1,495
*	Bsquare Corp.	208,268	1,487
*	Westell Technologies Inc. Class A	421,298	1,475
*	SRS Labs Inc.	167,649	1,432
*	Tollgrade Communications Inc.	141,677	1,428
*	Immersion Corp.	186,322	1,424
*	QuickLogic Corp.	289,115	1,417
*	RAE Systems Inc.	781,905	1,384
*	PC-Tel Inc.	178,482	1,369
*	Cray Inc.	205,843	1,328
*	Concurrent Computer Corp.	207,336	1,319
*	Datalink Corp.	204,356	1,308
*	Actuate Corp.	250,287	1,301
*,^ Energy Conversion Devices Inc.		570,590	1,290
	TheStreet.com Inc.	384,375	1,288
*	FSI International Inc.	288,247	1,263
*	Amtech Systems Inc.	49,791	1,257
*	LoJack Corp.	265,696	1,246
*	ORBCOMM Inc.	377,170	1,245
*	Comverge Inc.	262,199	1,222

	Ipass Inc.	780,202	1,217
*	Mattson Technology Inc.	480,645	1,173
*	NCI Inc. Class A	47,340	1,154
*	Virtusa Corp.	60,711	1,137
*	Callidus Software Inc.	164,462	1,130
*,^ Rosetta Stone Inc.		84,828	1,121
*,^ Research Frontiers Inc.		155,025	1,057
*	PC Connection Inc.	118,614	1,051
	Imergent Inc.	151,248	1,010
*	BigBand Networks Inc.	394,841	1,007
*,^ Evergreen Solar Inc.		722,676	976
*,^ Microvision Inc.		724,997	957
*	Trident Microsystems Inc.	810,210	932
*	GSE Systems Inc.	405,109	916
*	StarTek Inc.	179,399	904
*	Reis Inc.	112,419	888
	Evolving Systems Inc.	119,790	867
*	PLX Technology Inc.	236,220	862
*	PDF Solutions Inc.	129,562	862
*	Cyberoptics Corp.	99,246	860
*	ID Systems Inc.	182,889	841
*	Aware Inc.	223,308	804
*	Ramtron International Corp.	362,779	787
*	Opnext Inc.	320,667	779
*	Transwitch Corp.	168,986	764
*,^ China Information Technology Inc.		277,233	749
*	Frequency Electronics Inc.	68,840	706
*,^ Glu Mobile Inc.		160,879	697
	QAD Inc. Class A	64,456	694
*	Innodata Isogen Inc.	286,799	694
*	Network Equipment Technologies Inc.	182,022	686
*	iGO Inc.	240,447	678
*,^ Meru Networks Inc.		32,803	666
*	CalAmp Corp.	195,776	656
*	Edgewater Technology Inc.	198,963	635
*	Pixelworks Inc.	174,389	628
*	PAR Technology Corp.	138,968	625
*	LRAD Corp.	204,991	572
*	Network Engines Inc.	277,384	563
*	TechTarget Inc.	59,880	534
*	MEMSIC Inc.	142,697	525
*	TeleNav Inc.	43,102	512
*	Digimarc Corp.	17,454	504
*	Hutchinson Technology Inc.	174,346	492
*	Viasystems Group Inc.	17,993	491
*	Market Leader Inc.	187,338	468
*	Presstek Inc.	217,340	452
*	Rainmaker Systems Inc.	322,737	416
*	Planar Systems Inc.	148,696	409
*	Spire Corp.	83,254	393
*	Dot Hill Systems Corp.	137,274	388
*	Looksmart Ltd.	230,997	379
*	Echo Global Logistics Inc.	28,571	375
*	Ditech Networks Inc.	255,535	371
*,^ Telestone Technologies Corp.		54,479	364
*	AuthenTec Inc.	112,714	361
*	Performance Technologies Inc.	163,819	349
*	Newtek Business Services Inc.	208,903	345

*	Tier Technologies Inc. Class B	59,239	326
*	NaviSite Inc.	58,129	319
*	WebMediaBrands Inc.	217,830	305
*	Cinedigm Digital Cinema Corp. Class A	144,893	259
	Bel Fuse Inc. Class A	10,580	254
*	Autobytel Inc.	170,280	245
*	GTSI Corp.	49,229	226
*	Identive Group Inc.	77,988	206
*,^ Parkervision Inc.		280,495	196
*	Video Display Corp.	48,546	186
*	GSI Technology Inc.	20,400	185
*	Guidance Software Inc.	21,980	184
*	Zhone Technologies Inc.	77,257	178
*,^ Superconductor Technologies Inc.		56,114	168
*	Ikanos Communications Inc.	146,542	167
	QAD Inc. Class B	16,212	167
*	Deltek Inc.	20,627	157
*	Vertro Inc.	40,080	141
*	Lantronix Inc.	30,590	116
*	EndWave Corp.	45,134	108
*	Wireless Telecom Group Inc.	98,456	104
*	Selectica Inc.	16,769	95
*	Intellicheck Mobilisa Inc.	91,312	88
*	Authentidate Holding Corp.	140,687	84
*	Numerex Corp. Class A	7,736	77
*	Management Network Group Inc.	25,306	59
*	China TransInfo Technology Corp.	4,277	20
*	BTU International Inc.	1,000	11
*	SPS Commerce Inc.	500	8
*	Dialogic Inc.	739	3
*	MaxLinear Inc.	300	2
*	Information Services Group Inc.	798	2
*	Digital Ally Inc.	700	1
			29,933,616
Materials (4.2%)
	Freeport-McMoRan Copper & Gold Inc.	10,275,072	570,780
	EI du Pont de Nemours & Co.	9,960,067	547,505
	Dow Chemical Co.	12,663,952	478,064
	Monsanto Co.	5,852,316	422,888
	Praxair Inc.	3,342,783	339,627
	Newmont Mining Corp.	5,379,507	293,613
	Air Products & Chemicals Inc.	2,337,851	210,827
	Alcoa Inc.	11,145,421	196,717
	PPG Industries Inc.	1,778,866	169,366
	Nucor Corp.	3,445,164	158,546
	Cliffs Natural Resources Inc.	1,478,375	145,295
	International Paper Co.	4,535,736	136,889
	Mosaic Co.	1,702,230	134,051
	Ecolab Inc.	2,533,574	129,263
	CF Industries Holdings Inc.	775,594	106,094
	Lubrizol Corp.	716,615	95,998
	United States Steel Corp.	1,567,807	84,568
	Sigma-Aldrich Corp.	1,324,576	84,296
	Sherwin-Williams Co.	1,001,755	84,137
	Walter Energy Inc.	577,351	78,191
	Eastman Chemical Co.	787,100	78,175
	Celanese Corp. Class A	1,700,687	75,459

* Crown Holdings Inc.	1,744,115	67,288
Ball Corp.	1,831,951	65,675
Allegheny Technologies Inc.	968,942	65,617
Vulcan Materials Co.	1,402,863	63,971
FMC Corp.	752,372	63,899
Airgas Inc.	871,393	57,878
MeadWestvaco Corp.	1,837,766	55,739
International Flavors & Fragrances Inc.	872,521	54,358
* Owens-Illinois Inc.	1,786,418	53,932
Albemarle Corp.	900,167	53,803
Ashland Inc.	817,615	47,225
Sealed Air Corp.	1,742,727	46,461
Reliance Steel & Aluminum Co.	775,394	44,802
Martin Marietta Materials Inc.	497,158	44,580
Domtar Corp.	464,202	42,604
Steel Dynamics Inc.	2,254,991	42,326
Nalco Holding Co.	1,511,411	41,277
Sonoco Products Co.	1,122,928	40,684
Valspar Corp.	1,021,819	39,953
Bemis Co. Inc.	1,182,416	38,795
Aptargroup Inc.	732,272	36,709
Huntsman Corp.	2,088,320	36,295
* Rockwood Holdings Inc.	705,042	34,702
* Coeur d'Alene Mines Corp.	976,079	33,948
* Solutia Inc.	1,329,379	33,766
Compass Minerals International Inc.	358,030	33,487
RPM International Inc.	1,407,221	33,393
Packaging Corp. of America	1,120,700	32,377
Cabot Corp.	679,291	31,444
* Allied Nevada Gold Corp.	874,584	31,030
* WR Grace & Co.	798,701	30,582
Scotts Miracle-Gro Co. Class A	509,280	29,462
Cytec Industries Inc.	539,749	29,346
Royal Gold Inc.	557,082	29,191
^ Rock-Tenn Co. Class A	404,540	28,055
Temple-Inland Inc.	1,118,282	26,168
* Hecla Mining Co.	2,798,500	25,410
* Stillwater Mining Co.	1,001,797	22,971
Commercial Metals Co.	1,252,049	21,623
NewMarket Corp.	132,994	21,042
Silgan Holdings Inc.	550,036	20,978
Carpenter Technology Corp.	480,684	20,530
Olin Corp.	871,153	19,967
Sensient Technologies Corp.	544,291	19,507
AK Steel Holding Corp.	1,201,161	18,954
* Titanium Metals Corp.	984,761	18,297
Greif Inc. Class A	270,249	17,677
* Intrepid Potash Inc.	492,011	17,132
Schnitzer Steel Industries Inc.	248,404	16,149
Globe Specialty Metals Inc.	697,227	15,869
* Ferro Corp.	942,052	15,629
* Louisiana-Pacific Corp.	1,439,668	15,117
PolyOne Corp.	1,022,932	14,536
* Georgia Gulf Corp.	380,644	14,084
Eagle Materials Inc.	460,662	13,940
Minerals Technologies Inc.	203,227	13,925
Worthington Industries Inc.	661,431	13,837
Texas Industries Inc.	282,606	12,782

*	OM Group Inc.	338,913	12,384
	Buckeye Technologies Inc.	454,336	12,372
	Balchem Corp.	304,002	11,406
	HB Fuller Co.	528,757	11,358
*	Century Aluminum Co.	596,491	11,142
	Arch Chemicals Inc.	266,853	11,098
	Schweitzer-Mauduit International Inc.	212,398	10,749
*	RTI International Metals Inc.	336,285	10,475
	Westlake Chemical Corp.	185,539	10,427
*	Calgon Carbon Corp.	650,614	10,332
	Kaiser Aluminum Corp.	202,240	9,960
	Innophos Holdings Inc.	215,520	9,938
*	Horsehead Holding Corp.	561,944	9,581
*	US Gold Corp.	1,066,134	9,414
	AMCOL International Corp.	259,865	9,350
	Koppers Holdings Inc.	215,987	9,223
	Deltic Timber Corp.	132,465	8,854
*	Clearwater Paper Corp.	108,277	8,814
*	Materion Corp.	209,790	8,559
*	Kraton Performance Polymers Inc.	221,500	8,472
	A Schulman Inc.	330,664	8,174
	Haynes International Inc.	144,408	8,007
	PH Glatfelter Co.	599,724	7,988
*	Innospec Inc.	245,271	7,834
*	Omnova Solutions Inc.	884,178	6,958
	Stepan Co.	92,485	6,705
*	LSB Industries Inc.	164,066	6,504
*,^ Puda Coal Inc.		529,328	6,484
*	Graphic Packaging Holding Co.	1,128,611	6,117
	Hawkins Inc.	124,825	5,128
*	KapStone Paper and Packaging Corp.	287,385	4,934
	Olympic Steel Inc.	146,875	4,819
*	Zoltek Cos. Inc.	352,682	4,737
	Boise Inc.	516,436	4,731
	Quaker Chemical Corp.	116,044	4,661
*,^ STR Holdings Inc.		230,724	4,425
	Zep Inc.	251,167	4,373
*,^ Mercer International Inc.		314,066	4,256
	Neenah Paper Inc.	189,966	4,174
	Wausau Paper Corp.	535,152	4,089
*	General Moly Inc.	621,475	3,344
*,^ Paramount Gold and Silver Corp.		748,701	2,905
*	Spartech Corp.	396,742	2,876
	Myers Industries Inc.	272,699	2,708
*	Capital Gold Corp.	408,007	2,623
*	AM Castle & Co.	138,599	2,617
*	Headwaters Inc.	441,159	2,603
*	TPC Group Inc.	83,916	2,423
*	Noranda Aluminum Holding Corp.	150,396	2,414
*	AEP Industries Inc.	80,846	2,403
*	Flotek Industries Inc.	271,496	2,283
*,^ Yongye International Inc.		358,574	2,198
*	Golden Minerals Co.	98,921	2,172
*	Graham Packaging Co. Inc.	114,161	1,990
*	US Energy Corp. Wyoming	313,512	1,963
*	Universal Stainless & Alloy	57,276	1,932
*,^ China Direct Industries Inc.		1,280,444	1,767
	American Vanguard Corp.	194,871	1,691

*	ADA-ES Inc.	64,900	1,418
*	Senomyx Inc.	234,127	1,414
*	Landec Corp.	207,255	1,347
	Chase Corp.	67,372	1,244
*,^ ShengdaTech Inc.		315,643	1,124
*	United States Lime & Minerals Inc.	26,723	1,083
*	General Steel Holdings Inc.	364,490	875
*,^ China Green Agriculture Inc.		111,731	771
*	American Pacific Corp.	125,785	765
*	Penford Corp.	112,522	701
*	Metals USA Holdings Corp.	42,804	701
*,^ China Precision Steel Inc.		386,908	658
*,^ Gulf Resources Inc.		101,268	627
*	Ampal American Israel Class A	328,259	584
*	Nanophase Technologies Corp.	353,193	505
*	Verso Paper Corp.	75,714	405
*,^ SinoCoking Coal and Coke Chemical Industries Inc.		29,700	244
*,^ China Agritech Inc.		15,731	108
*	Solitario Exploration & Royalty Corp.	24,113	87
*	Continental Materials Corp.	3,495	65
	KMG Chemicals Inc.	2,546	50
*	Sutor Technology Group Ltd.	18,225	30
*	Orient Paper Inc.	298	1
			6,927,852
Telecommunication Services (2.7%)
	AT&T Inc.	64,479,567	1,973,075
	Verizon Communications Inc.	30,840,994	1,188,612
*	American Tower Corp. Class A	4,354,219	225,636
	CenturyLink Inc.	3,692,003	153,403
*	Sprint Nextel Corp.	32,211,790	149,463
*	Crown Castle International Corp.	3,173,296	135,024
	Qwest Communications International Inc.	17,121,824	116,942
	Frontier Communications Corp.	10,850,771	89,193
*	NII Holdings Inc.	1,848,978	77,047
	Windstream Corp.	5,278,776	67,938
*	SBA Communications Corp. Class A	1,193,165	47,345
*	MetroPCS Communications Inc.	2,711,873	44,041
*	tw telecom inc Class A	1,573,068	30,203
*	Level 3 Communications Inc.	18,245,755	26,821
	Telephone & Data Systems Inc.	557,215	18,778
*	Leap Wireless International Inc.	640,194	9,917
*	United States Cellular Corp.	185,145	9,533
	AboveNet Inc.	144,165	9,350
*,^ Clearwire Corp. Class A		1,548,739	8,657
	Telephone & Data Systems Inc.	276,118	8,151
	NTELOS Holdings Corp.	407,236	7,497
*	Cincinnati Bell Inc.	2,434,684	6,525
*	Neutral Tandem Inc.	433,642	6,396
*	Cogent Communications Group Inc.	393,429	5,614
*	Vonage Holdings Corp.	1,223,933	5,581
	Consolidated Communications Holdings Inc.	289,378	5,420
	Alaska Communications Systems Group Inc.	477,807	5,089
*	Hughes Communications Inc.	80,313	4,792
*	Premiere Global Services Inc.	624,597	4,759
	Shenandoah Telecommunications Co.	254,243	4,592
*	ICO Global Communications Holdings Ltd.	1,667,282	4,452
*	PAETEC Holding Corp.	1,264,014	4,222

*	General Communication Inc. Class A	375,705	4,110
	Atlantic Tele-Network Inc.	98,001	3,645
*	Global Crossing Ltd.	250,953	3,493
	USA Mobility Inc.	209,439	3,035
	IDT Corp. Class B	111,783	3,012
*	8x8 Inc.	1,005,388	2,825
*	Cbeyond Inc.	229,610	2,679
	HickoryTech Corp.	288,443	2,622
*,^ Iridium Communications Inc.		311,404	2,482
*,^ Globalstar Inc.		1,457,911	1,851
*	SureWest Communications	115,137	1,656
	Warwick Valley Telephone Co.	88,420	1,330
*	FiberTower Corp.	189,474	381
			4,487,189
Utilities (3.3%)
	Southern Co.	9,063,385	345,406
	Exelon Corp.	7,216,312	297,601
	Dominion Resources Inc.	6,333,773	283,120
	Duke Energy Corp.	14,451,751	262,299
	NextEra Energy Inc.	4,310,221	237,579
	PG&E Corp.	4,277,692	188,988
	American Electric Power Co. Inc.	5,240,289	184,144
	Public Service Enterprise Group Inc.	5,520,578	173,953
	FirstEnergy Corp.	4,562,704	169,231
	Consolidated Edison Inc.	3,170,252	160,795
	Progress Energy Inc.	3,196,659	147,494
	PPL Corp.	5,274,569	133,447
	Sempra Energy	2,488,935	133,158
	Entergy Corp.	1,974,540	132,709
	Edison International	3,377,945	123,599
	Xcel Energy Inc.	5,021,330	119,960
*	AES Corp.	7,309,463	95,023
	DTE Energy Co.	1,846,335	90,397
	Wisconsin Energy Corp.	2,552,727	77,858
	CenterPoint Energy Inc.	4,388,303	77,059
	Oneok Inc.	1,105,266	73,920
	Ameren Corp.	2,619,006	73,515
	Northeast Utilities	1,924,161	66,576
	Constellation Energy Group Inc.	2,071,771	64,494
*	Calpine Corp.	3,887,160	61,689
*	NRG Energy Inc.	2,722,843	58,650
	NiSource Inc.	3,041,223	58,331
	National Fuel Gas Co.	762,850	56,451
	OGE Energy Corp.	1,065,306	53,862
	American Water Works Co. Inc.	1,911,667	53,622
	CMS Energy Corp.	2,673,052	52,499
	NSTAR	1,131,323	52,346
	SCANA Corp.	1,320,063	51,971
	Pinnacle West Capital Corp.	1,187,742	50,823
	Alliant Energy Corp.	1,211,990	47,183
	Energen Corp.	746,670	47,130
	Pepco Holdings Inc.	2,450,025	45,693
	MDU Resources Group Inc.	1,951,834	44,834
	Integrys Energy Group Inc.	848,029	42,834
	TECO Energy Inc.	2,229,551	41,826
	UGI Corp.	1,205,468	39,660
	ITC Holdings Corp.	552,823	38,642

	NV Energy Inc.	2,572,801	38,309
	DPL Inc.	1,298,985	35,605
	Aqua America Inc.	1,502,281	34,387
	Westar Energy Inc.	1,292,239	34,141
	AGL Resources Inc.	853,033	33,985
	Atmos Energy Corp.	986,732	33,648
	Questar Corp.	1,911,123	33,349
*	GenOn Energy Inc.	8,360,122	31,852
	Great Plains Energy Inc.	1,483,863	29,707
	Nicor Inc.	497,629	26,723
	Hawaiian Electric Industries Inc.	1,028,421	25,505
	Piedmont Natural Gas Co. Inc.	787,820	23,910
	Vectren Corp.	847,546	23,053
	Cleco Corp.	664,246	22,777
	WGL Holdings Inc.	559,344	21,814
	IDACORP Inc.	536,970	20,459
	Portland General Electric Co.	822,547	19,552
	Southwest Gas Corp.	499,716	19,474
	New Jersey Resources Corp.	451,427	19,389
	South Jersey Industries Inc.	327,364	18,323
	UIL Holdings Corp.	552,888	16,874
	Unisource Energy Corp.	397,847	14,374
	Avista Corp.	619,177	14,322
*	El Paso Electric Co.	470,949	14,317
	PNM Resources Inc.	952,020	14,204
	Allete Inc.	351,976	13,716
	Black Hills Corp.	408,554	13,662
	Northwest Natural Gas Co.	291,009	13,424
	NorthWestern Corp.	404,003	12,241
	MGE Energy Inc.	257,292	10,418
	Laclede Group Inc.	247,145	9,416
	Otter Tail Corp.	383,732	8,722
	Empire District Electric Co.	377,695	8,230
	California Water Service Group	215,683	8,017
	CH Energy Group Inc.	156,592	7,914
	American States Water Co.	178,779	6,411
^	Ormat Technologies Inc.	239,225	6,060
*	Dynegy Inc. Class A	1,052,451	5,988
	Chesapeake Utilities Corp.	123,540	5,142
	Middlesex Water Co.	238,653	4,341
	SJW Corp.	162,718	3,767
	Connecticut Water Service Inc.	134,523	3,545
	Central Vermont Public Service Corp.	116,378	2,710
	Unitil Corp.	103,277	2,433
	York Water Co.	126,455	2,202
	Consolidated Water Co. Ltd.	165,667	1,806
	Artesian Resources Corp. Class A	38,894	758
	Pennichuck Corp.	25,474	726
*	Cadiz Inc.	53,731	655
*,^ China Natural Gas Inc.		33,652	188
*	Purecycle Corp.	26,728	105
*	Synthesis Energy Systems Inc.	33,142	93
	RGC Resources Inc.	1,039	35
			5,383,149
Total Common Stocks (Cost $138,625,371)			163,628,125

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Convertible Bonds (0.0%)
Health Care (0.0%)
MediciNova Inc. Cvt. (Cost $1)	0.000%	6/18/11	2	1
Total Convertible Bonds (Cost $1)				1
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund	0.208%		1,129,018,387	1,129,018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.180%	6/20/11	30,000	29,989
[4,5] Freddie Mac Discount Notes	0.205%	4/19/11	25,000	24,998
				54,987
Total Temporary Cash Investments (Cost $1,184,005)				1,184,005
Total Investments (100.5%) (Cost $139,809,377)				164,812,131
Other Assets and Liabilities-Net (-0.5%)[3]				(770,034)
Net Assets (100%)				164,042,097

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $536,127,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $569,990,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $47,987,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Total Stock Market Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	163,628,125	—	—
Convertible Bonds	—	1	—
Temporary Cash Investments	1,129,018	54,987	—
Futures Contracts—Assets[1]	1,066	—	—
Futures Contracts—Liabilities[1]	(1,699)	—	—
Total	164,756,510	54,988	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2011	811	267,833	6,399
E-mini Russell 2000 Index	June 2011	940	79,120	2,926
S&P MidCap 400 Index	June 2011	42	20,727	1,156
E-mini S&P 500 Index	June 2011	190	12,550	(28)
E-mini S&P MidCap 400 Index	June 2011	70	6,909	338
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized

Total Stock Market Index Fund

gain (loss) for tax purposes.

D. At March 31, 2011, the cost of investment securities for tax purposes was $139,809,377,000. Net unrealized appreciation of investment securities for tax purposes was $25,002,754,000, consisting of unrealized gains of $36,750,370,000 on securities that had risen in value since their purchase and $11,747,616,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments
As of March 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (6.4%)
	Home Depot Inc.	3,914,401	145,068
	Walt Disney Co.	2,748,502	118,433
	Time Warner Inc.	2,607,461	93,086
	Comcast Corp. Class A	3,374,430	83,416
	Comcast Corp. Class A Special Shares	2,346,604	54,488
	Viacom Inc. Class B	850,302	39,556
*	General Motors Co.	1,234,029	38,292
	Stanley Black & Decker Inc.	370,679	28,394
	Macy's Inc.	994,206	24,119
	Fortune Brands Inc.	358,883	22,211
*	Liberty Media Corp. - Interactive	1,336,960	21,445
	Limited Brands Inc.	649,583	21,358
	Mattel Inc.	843,335	21,024
	VF Corp.	203,932	20,093
	Genuine Parts Co.	370,262	19,861
	JC Penney Co. Inc.	500,117	17,959
	Whirlpool Corp.	178,658	15,250
	Darden Restaurants Inc.	308,981	15,180
	Hasbro Inc.	288,861	13,530
	Wyndham Worldwide Corp.	411,477	13,089
	Newell Rubbermaid Inc.	681,979	13,046
	H&R Block Inc.	724,994	12,136
*,^ Garmin Ltd.		273,051	9,246
*	Royal Caribbean Cruises Ltd.	213,641	8,815
	Gannett Co. Inc.	561,431	8,551
	Leggett & Platt Inc.	344,072	8,430
*	Mohawk Industries Inc.	136,948	8,374
	DR Horton Inc.	674,452	7,857
*	GameStop Corp. Class A	338,179	7,616
*	DISH Network Corp. Class A	312,516	7,613
	Foot Locker Inc.	365,466	7,207
	Lennar Corp. Class A	361,023	6,542
*	Pulte Group Inc.	809,111	5,987
*,^ Sears Holdings Corp.		67,197	5,554
	Washington Post Co. Class B	12,686	5,551
	Brinker International Inc.	216,666	5,482
	Autoliv Inc.	72,854	5,408
*	NVR Inc.	6,308	4,769
*	TRW Automotive Holdings Corp.	85,053	4,685
*	Toll Brothers Inc.	215,815	4,267
	Lear Corp.	83,420	4,077
	Harman International Industries Inc.	81,737	3,827
*,^ AutoNation Inc.		104,619	3,700
	Phillips-Van Heusen Corp.	54,655	3,554
	American Eagle Outfitters Inc.	218,353	3,470
*	Penn National Gaming Inc.	77,871	2,886
*	Lamar Advertising Co. Class A	47,889	1,769
*	Hyatt Hotels Corp. Class A	36,373	1,566

Wendy's/Arby's Group Inc. Class A	276,036	1,388
* Clear Channel Outdoor Holdings Inc. Class A	33,372	486
		999,711
Consumer Staples (8.1%)
Procter & Gamble Co.	6,579,641	405,306
Kraft Foods Inc.	4,105,866	128,760
Altria Group Inc.	4,907,581	127,744
Coca-Cola Co.	1,719,315	114,076
CVS Caremark Corp.	3,193,907	109,615
Archer-Daniels-Midland Co.	1,501,771	54,079
Lorillard Inc.	351,778	33,422
Reynolds American Inc.	822,199	29,213
ConAgra Foods Inc.	1,033,500	24,546
Bunge Ltd.	323,722	23,415
Coca-Cola Enterprises Inc.	796,236	21,737
Safeway Inc.	876,120	20,624
JM Smucker Co.	280,877	20,052
HJ Heinz Co.	376,871	18,399
Molson Coors Brewing Co. Class B	381,678	17,897
Sara Lee Corp.	927,762	16,393
McCormick & Co. Inc.	283,953	13,581
Church & Dwight Co. Inc.	167,378	13,280
Tyson Foods Inc. Class A	685,870	13,162
Dr Pepper Snapple Group Inc.	266,843	9,916
* Constellation Brands Inc. Class A	440,733	8,938
* Ralcorp Holdings Inc.	129,018	8,829
* Smithfield Foods Inc.	351,125	8,448
Hormel Foods Corp.	223,825	6,231
Campbell Soup Co.	165,925	5,494
Brown-Forman Corp. Class B	66,373	4,533
* Dean Foods Co.	428,166	4,282
		1,261,972
Energy (17.2%)
Exxon Mobil Corp.	11,852,730	997,170
Chevron Corp.	4,730,293	508,175
ConocoPhillips	3,280,789	262,004
Occidental Petroleum Corp.	1,910,663	199,645
Apache Corp.	897,984	117,564
Marathon Oil Corp.	1,668,699	88,958
Devon Energy Corp.	964,486	88,511
Chesapeake Energy Corp.	1,537,119	51,524
Williams Cos. Inc.	1,374,562	42,859
Spectra Energy Corp.	1,523,613	41,412
Valero Energy Corp.	1,330,824	39,685
National Oilwell Varco Inc.	493,289	39,103
Noble Energy Inc.	267,623	25,866
Cimarex Energy Co.	199,229	22,959
* Pride International Inc.	413,001	17,738
Noble Corp.	385,404	17,582
El Paso Corp.	827,469	14,895
* Denbury Resources Inc.	580,015	14,152
* Rowan Cos. Inc.	296,530	13,101
* Newfield Exploration Co.	157,232	11,951
* Plains Exploration & Production Co.	329,245	11,929

Patterson-UTI Energy Inc.	362,119	10,643
* Tesoro Corp.	336,290	9,023
Southern Union Co.	277,891	7,953
Tidewater Inc.	121,003	7,242
* Nabors Industries Ltd.	234,916	7,137
* Kinder Morgan Management LLC	97,202	6,376
* Forest Oil Corp.	88,504	3,348
		2,678,505
Financials (24.4%)
JPMorgan Chase & Co.	9,188,652	423,597
Wells Fargo & Co.	11,720,504	371,540
Bank of America Corp.	23,705,488	315,994
Goldman Sachs Group Inc.	1,141,758	180,934
* Citigroup Inc.	34,141,817	150,907
US Bancorp	4,509,091	119,175
* Berkshire Hathaway Inc. Class B	1,347,812	112,718
MetLife Inc.	2,480,231	110,941
Morgan Stanley	3,200,528	87,438
Bank of New York Mellon Corp.	2,915,743	87,093
PNC Financial Services Group Inc.	1,235,945	77,852
Prudential Financial Inc.	1,136,134	69,963
Travelers Cos. Inc.	1,082,388	64,380
Capital One Financial Corp.	1,074,143	55,812
ACE Ltd.	797,823	51,619
BB&T Corp.	1,630,645	44,761
Chubb Corp.	716,894	43,953
BlackRock Inc.	207,237	41,657
Allstate Corp.	1,201,764	38,192
Marsh & McLennan Cos. Inc.	1,277,351	38,078
AON Corp.	697,890	36,960
HCP Inc.	943,736	35,805
Vornado Realty Trust	386,579	33,826
Loews Corp.	782,974	33,738
Annaly Capital Management Inc.	1,863,636	32,520
Weyerhaeuser Co.	1,259,613	30,986
Fifth Third Bancorp	2,156,881	29,938
Aflac Inc.	553,763	29,228
Invesco Ltd.	1,085,968	27,757
Hartford Financial Services Group Inc.	992,551	26,729
Simon Property Group Inc.	241,111	25,837
Equity Residential	434,557	24,513
Principal Financial Group Inc.	752,910	24,176
Ameriprise Financial Inc.	378,809	23,138
Lincoln National Corp.	744,467	22,364
NYSE Euronext	613,443	21,575
Regions Financial Corp.	2,952,164	21,433
ProLogis	1,337,363	21,371
Health Care REIT Inc.	404,402	21,207
Progressive Corp.	962,955	20,347
Boston Properties Inc.	214,175	20,315
Ventas Inc.	369,202	20,048
KeyCorp	2,234,871	19,846
Unum Group	745,384	19,566
XL Group plc Class A	759,623	18,687
SunTrust Banks Inc.	629,504	18,155

Kimco Realty Corp.	954,036	17,497
* SLM Corp.	1,141,266	17,461
M&T Bank Corp.	196,529	17,387
Leucadia National Corp.	457,474	17,174
New York Community Bancorp Inc.	972,571	16,787
Plum Creek Timber Co. Inc.	379,811	16,564
Willis Group Holdings plc	401,009	16,185
General Growth Properties Inc.	1,017,666	15,753
* Genworth Financial Inc. Class A	1,150,631	15,487
Comerica Inc.	414,809	15,232
Macerich Co.	305,764	15,144
AMB Property Corp.	395,683	14,233
SL Green Realty Corp.	184,129	13,847
Huntington Bancshares Inc.	2,028,761	13,471
PartnerRe Ltd.	166,524	13,195
Legg Mason Inc.	359,490	12,974
Nationwide Health Properties Inc.	296,905	12,627
Torchmark Corp.	188,103	12,505
AvalonBay Communities Inc.	100,218	12,034
Cincinnati Financial Corp.	363,592	11,926
Rayonier Inc.	189,539	11,810
Federal Realty Investment Trust	144,691	11,801
* Arch Capital Group Ltd.	114,916	11,399
Everest Re Group Ltd.	129,144	11,388
People's United Financial Inc.	867,040	10,907
Reinsurance Group of America Inc. Class A	172,092	10,804
Hudson City Bancorp Inc.	1,113,791	10,782
UDR Inc.	428,260	10,437
Realty Income Corp.	295,323	10,322
WR Berkley Corp.	306,756	9,881
Axis Capital Holdings Ltd.	276,253	9,647
Zions Bancorporation	418,187	9,643
Assurant Inc.	250,357	9,641
Marshall & Ilsley Corp.	1,178,412	9,416
Chimera Investment Corp.	2,369,290	9,382
* Markel Corp.	21,691	8,990
Raymond James Financial Inc.	234,995	8,986
RenaissanceRe Holdings Ltd.	128,942	8,896
Liberty Property Trust	268,528	8,835
HCC Insurance Holdings Inc.	270,903	8,482
Regency Centers Corp.	192,251	8,359
^ Digital Realty Trust Inc.	138,273	8,039
* NASDAQ OMX Group Inc.	302,164	7,808
Cullen/Frost Bankers Inc.	128,774	7,600
Old Republic International Corp.	577,723	7,331
Transatlantic Holdings Inc.	148,820	7,243
Fidelity National Financial Inc. Class A	507,298	7,168
Commerce Bancshares Inc.	174,730	7,066
Weingarten Realty Investors	269,065	6,743
Hospitality Properties Trust	289,914	6,712
Alexandria Real Estate Equities Inc.	84,496	6,588
Jefferies Group Inc.	262,271	6,541
White Mountains Insurance Group Ltd.	17,577	6,402
City National Corp.	110,437	6,300
American Financial Group Inc.	177,245	6,207

Piedmont Office Realty Trust Inc. Class A	312,222	6,060
^ Federated Investors Inc. Class B	218,044	5,833
Associated Banc-Corp	385,927	5,731
Assured Guaranty Ltd.	366,712	5,464
Duke Realty Corp.	385,223	5,397
Validus Holdings Ltd.	142,831	4,761
First Horizon National Corp.	398,078	4,462
Capitol Federal Financial Inc.	393,629	4,436
BOK Financial Corp.	64,186	3,317
Mercury General Corp.	64,166	2,511
* LPL Investment Holdings Inc.	38,226	1,369
		3,801,049
Health Care (11.4%)
Johnson & Johnson	6,455,204	382,471
Pfizer Inc.	18,827,711	382,391
Merck & Co. Inc.	7,241,730	239,049
UnitedHealth Group Inc.	2,585,487	116,864
Bristol-Myers Squibb Co.	4,023,431	106,339
Eli Lilly & Co.	2,439,464	85,796
WellPoint Inc.	925,294	64,576
* Covidien plc	1,163,931	60,455
* Amgen Inc.	777,323	41,548
Aetna Inc.	940,823	35,215
Cardinal Health Inc.	820,618	33,752
CIGNA Corp.	636,674	28,192
* Humana Inc.	395,807	27,683
* Boston Scientific Corp.	3,572,750	25,688
* Forest Laboratories Inc.	671,208	21,680
* Hologic Inc.	610,732	13,558
Beckman Coulter Inc.	162,730	13,518
* Coventry Health Care Inc.	348,961	11,128
Universal Health Services Inc. Class B	211,275	10,439
* HCA Holdings Inc.	267,927	9,075
* Kinetic Concepts Inc.	152,114	8,278
Omnicare Inc.	272,370	8,168
* Alere Inc.	189,375	7,412
* CareFusion Corp.	261,729	7,381
Pharmaceutical Product Development Inc.	265,237	7,350
* Endo Pharmaceuticals Holdings Inc.	176,821	6,747
* Cephalon Inc.	88,391	6,698
* Charles River Laboratories International Inc.	115,418	4,430
Lincare Holdings Inc.	148,839	4,415
* Community Health Systems Inc.	108,985	4,358
Warner Chilcott plc Class A	115,018	2,678
		1,777,332
Industrials (11.1%)
General Electric Co.	25,044,328	502,139
United Technologies Corp.	2,061,986	174,547
3M Co.	1,596,293	149,253
CSX Corp.	879,616	69,138
Honeywell International Inc.	1,132,399	67,616
Lockheed Martin Corp.	719,581	57,854
General Dynamics Corp.	754,774	57,785
Illinois Tool Works Inc.	990,841	53,228

Tyco International Ltd.	1,150,526	51,509
Raytheon Co.	856,863	43,589
Boeing Co.	573,512	42,400
Eaton Corp.	751,668	41,672
Northrop Grumman Corp.	652,010	40,888
Waste Management Inc.	1,062,424	39,671
Dover Corp.	438,978	28,858
Goodrich Corp.	294,634	25,200
Cooper Industries plc	382,607	24,831
L-3 Communications Holdings Inc.	265,998	20,830
Ingersoll-Rand plc	380,721	18,393
Parker Hannifin Corp.	189,724	17,963
* United Continental Holdings Inc.	745,170	17,131
Rockwell Automation Inc.	166,574	15,766
KBR Inc.	354,640	13,395
Pitney Bowes Inc.	478,136	12,283
Masco Corp.	845,842	11,774
Equifax Inc.	289,951	11,265
Southwest Airlines Co.	877,881	11,088
Timken Co.	193,832	10,137
Avery Dennison Corp.	231,591	9,718
Cintas Corp.	307,314	9,302
RR Donnelley & Sons Co.	484,801	9,172
* URS Corp.	194,417	8,953
Pentair Inc.	231,838	8,761
Pall Corp.	135,226	7,790
Towers Watson & Co. Class A	122,596	6,799
Harsco Corp.	189,369	6,683
* Aecom Technology Corp.	222,701	6,175
* Owens Corning	171,174	6,161
Ryder System Inc.	121,420	6,144
Manpower Inc.	95,953	6,034
* Hertz Global Holdings Inc.	379,276	5,928
* Terex Corp.	127,936	4,739
SPX Corp.	59,083	4,691
* Huntington Ingalls Industries Inc.	45	2
		1,737,255
Information Technology (6.4%)
Intel Corp.	13,111,353	264,456
Hewlett-Packard Co.	2,665,259	109,196
Corning Inc.	3,673,611	75,787
Applied Materials Inc.	3,140,498	49,054
Xerox Corp.	3,260,530	34,725
* Dell Inc.	2,056,847	29,845
Automatic Data Processing Inc.	579,614	29,740
* Micron Technology Inc.	2,107,392	24,151
* Motorola Solutions Inc.	487,097	21,768
Fidelity National Information Services Inc.	601,240	19,654
KLA-Tencor Corp.	392,631	18,599
Maxim Integrated Products Inc.	695,794	17,812
Computer Sciences Corp.	363,066	17,692
* Yahoo! Inc.	1,018,613	16,960
Microchip Technology Inc.	439,091	16,690
* Seagate Technology plc	1,111,185	16,001
Paychex Inc.	497,274	15,594

Harris Corp.	301,406	14,950
* Flextronics International Ltd.	1,800,357	13,449
* Avnet Inc.	357,126	12,174
* SAIC Inc.	698,829	11,824
* Arrow Electronics Inc.	272,224	11,401
* Lam Research Corp.	187,824	10,642
* Motorola Mobility Holdings Inc.	423,344	10,330
* Western Digital Corp.	269,970	10,067
Xilinx Inc.	304,383	9,984
* LSI Corp.	1,448,965	9,853
* Synopsys Inc.	349,321	9,659
Jabil Circuit Inc.	460,620	9,410
* NVIDIA Corp.	471,970	8,712
National Semiconductor Corp.	562,955	8,073
* Novellus Systems Inc.	211,903	7,868
* Ingram Micro Inc.	368,413	7,748
* Advanced Micro Devices Inc.	885,119	7,612
Total System Services Inc.	387,957	6,991
* Lexmark International Inc. Class A	184,586	6,837
* IAC/InterActiveCorp	205,636	6,352
* Electronic Arts Inc.	273,754	5,346
* AOL Inc.	250,443	4,891
Tellabs Inc.	825,218	4,324
Molex Inc.	146,364	3,677
Molex Inc. Class A	175,635	3,634
Lender Processing Services Inc.	107,555	3,462
DST Systems Inc.	43,309	2,288
		999,282
Materials (3.5%)
EI du Pont de Nemours & Co.	2,145,840	117,957
Dow Chemical Co.	2,728,368	102,996
PPG Industries Inc.	383,339	36,498
Cliffs Natural Resources Inc.	318,545	31,307
International Paper Co.	976,735	29,478
Nucor Corp.	482,340	22,197
Walter Energy Inc.	124,367	16,843
Eastman Chemical Co.	169,522	16,837
Vulcan Materials Co.	301,656	13,755
Airgas Inc.	187,639	12,463
MeadWestvaco Corp.	395,679	12,001
International Flavors & Fragrances Inc.	187,813	11,701
* Owens-Illinois Inc.	384,518	11,608
Albemarle Corp.	193,846	11,586
Ashland Inc.	176,180	10,176
Sealed Air Corp.	375,181	10,002
Reliance Steel & Aluminum Co.	166,697	9,632
Steel Dynamics Inc.	484,337	9,091
FMC Corp.	105,344	8,947
Sonoco Products Co.	241,979	8,767
Valspar Corp.	219,742	8,592
Bemis Co. Inc.	254,194	8,340
United States Steel Corp.	118,205	6,376
Martin Marietta Materials Inc.	69,459	6,228
Greif Inc. Class A	58,243	3,810

*	Titanium Metals Corp.	73,554	1,367
			538,555
Telecommunication Services (5.2%)
	AT&T Inc.	13,891,670	425,085
	Verizon Communications Inc.	6,644,469	256,078
	CenturyLink Inc.	797,202	33,124
*	Sprint Nextel Corp.	6,938,442	32,194
	Qwest Communications International Inc.	3,686,448	25,179
	Frontier Communications Corp.	2,335,929	19,201
	Windstream Corp.	1,136,763	14,630
	Telephone & Data Systems Inc.	116,624	3,930
*	United States Cellular Corp.	43,504	2,240
	Telephone & Data Systems Inc. - Special Common Shares	62,326	1,840
*,^ Clearwire Corp. Class A		118,765	664
			814,165
Utilities (6.3%)
	Southern Co.	1,952,643	74,415
	Exelon Corp.	1,554,806	64,120
	Dominion Resources Inc.	1,364,516	60,994
	Duke Energy Corp.	3,113,684	56,513
	NextEra Energy Inc.	928,618	51,185
	PG&E Corp.	921,576	40,715
	American Electric Power Co. Inc.	1,128,855	39,668
	Public Service Enterprise Group Inc.	1,189,171	37,471
	FirstEnergy Corp.	982,911	36,456
	Consolidated Edison Inc.	682,888	34,636
	Progress Energy Inc.	688,549	31,770
	PPL Corp.	1,135,906	28,738
	Sempra Energy	536,012	28,677
	Entergy Corp.	425,435	28,594
	Edison International	727,484	26,619
	Xcel Energy Inc.	1,081,388	25,834
	DTE Energy Co.	397,466	19,460
	Wisconsin Energy Corp.	549,410	16,757
	CenterPoint Energy Inc.	944,858	16,592
	Oneok Inc.	237,742	15,900
	Ameren Corp.	563,593	15,820
	Northeast Utilities	414,347	14,336
	Constellation Energy Group Inc.	446,363	13,895
	NiSource Inc.	653,977	12,543
*	NRG Energy Inc.	581,367	12,523
	National Fuel Gas Co.	164,123	12,145
	OGE Energy Corp.	229,080	11,582
	American Water Works Co. Inc.	410,901	11,526
	CMS Energy Corp.	575,162	11,296
	NSTAR	243,444	11,264
	SCANA Corp.	284,253	11,191
	Pinnacle West Capital Corp.	255,403	10,929
	Alliant Energy Corp.	260,473	10,140
	Energen Corp.	160,575	10,136
	Pepco Holdings Inc.	527,530	9,839
	MDU Resources Group Inc.	420,282	9,654
	Integrys Energy Group Inc.	182,504	9,218
	TECO Energy Inc.	479,380	8,993

UGI Corp.		259,740	8,546
NV Energy Inc.		552,620	8,229
DPL Inc.		279,866	7,671
Aqua America Inc.		322,981	7,393
AGL Resources Inc.		183,252	7,301
			981,284
Total Common Stocks (Cost $14,083,420)			15,589,110
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $19,962)
	0.208%	19,962,301	19,962

Total Investments (100.1%) (Cost $14,103,382)			15,609,072
Other Assets and Liabilities-Net (-0.1%)[2]			(16,010)
Net Assets (100%)			15,593,062

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $19,276,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $19,962,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At March 31, 2011, the cost of investment securities for tax purposes was $14,103,382,000. Net unrealized appreciation of investment securities for tax purposes was $1,505,690,000, consisting of

Value Index Fund

unrealized gains of $2,527,807,000 on securities that had risen in value since their purchase and $1,022,117,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.5%)
McDonald's Corp.	3,349,466	254,861
* Amazon.com Inc.	1,138,368	205,054
* Ford Motor Co.	9,706,230	144,720
* DIRECTV Class A	2,643,161	123,700
Lowe's Cos. Inc.	4,375,032	115,632
Target Corp.	2,132,045	106,624
News Corp. Class A	5,790,244	101,677
Johnson Controls Inc.	2,138,003	88,877
NIKE Inc. Class B	1,168,285	88,439
Starbucks Corp.	2,349,535	86,815
Walt Disney Co.	1,996,093	86,012
Time Warner Cable Inc.	1,127,848	80,461
* priceline.com Inc.	155,654	78,829
Yum! Brands Inc.	1,485,568	76,328
TJX Cos. Inc.	1,254,871	62,405
Carnival Corp.	1,442,300	55,327
CBS Corp. Class B	2,000,932	50,103
Kohl's Corp.	927,628	49,201
Coach Inc.	939,673	48,901
Omnicom Group Inc.	955,092	46,857
* Las Vegas Sands Corp.	1,085,449	45,828
Staples Inc.	2,292,939	44,529
* Bed Bath & Beyond Inc.	821,482	39,653
McGraw-Hill Cos. Inc.	973,315	38,349
Starwood Hotels & Resorts Worldwide Inc.	604,472	35,132
* Netflix Inc.	140,796	33,415
Marriott International Inc. Class A	923,695	32,865
Wynn Resorts Ltd.	255,447	32,506
Harley-Davidson Inc.	746,626	31,724
Gap Inc.	1,373,190	31,116
Best Buy Co. Inc.	1,071,967	30,787
* BorgWarner Inc.	360,678	28,742
Viacom Inc. Class B	617,211	28,713
Ross Stores Inc.	381,926	27,163
Virgin Media Inc.	971,718	27,004
Cablevision Systems Corp. Class A	779,025	26,962
Comcast Corp. Class A Special Shares	1,155,053	26,820
* Chipotle Mexican Grill Inc. Class A	98,108	26,722
News Corp. Class B	1,392,435	25,927
* O'Reilly Automotive Inc.	442,758	25,441
Polo Ralph Lauren Corp. Class A	203,578	25,172
Nordstrom Inc.	554,381	24,881
Tiffany & Co.	400,349	24,597
* AutoZone Inc.	84,884	23,221
* CarMax Inc.	712,888	22,884
* Dollar Tree Inc.	396,981	22,040
* Sirius XM Radio Inc.	12,445,515	20,660
Interpublic Group of Cos. Inc.	1,549,397	19,476

	Family Dollar Stores Inc.	379,210	19,461
*	Apollo Group Inc. Class A	420,333	17,532
	Advance Auto Parts Inc.	266,407	17,482
*	Discovery Communications Inc. Class A	434,579	17,340
	Abercrombie & Fitch Co.	279,822	16,425
*	Liberty Global Inc.	409,579	16,379
*	Liberty Media Corp. - Capital	220,202	16,222
*	Discovery Communications Inc.	445,772	15,696
*	Fossil Inc.	164,937	15,446
	International Game Technology	944,902	15,336
	PetSmart Inc.	372,729	15,263
	Scripps Networks Interactive Inc. Class A	289,772	14,515
	Expedia Inc.	637,581	14,448
*	MGM Resorts International	1,070,323	14,075
*	Lululemon Athletica Inc.	157,528	14,028
	Autoliv Inc.	182,854	13,573
*,^ Liberty Global Inc. Class A		312,574	12,944
*	Urban Outfitters Inc.	418,606	12,487
*	Liberty Media Corp. - Starz	154,964	12,025
*	TRW Automotive Holdings Corp.	213,214	11,744
*	Dick's Sporting Goods Inc.	290,476	11,613
	DeVry Inc.	199,828	11,004
*	Goodyear Tire & Rubber Co.	731,335	10,955
*	LKQ Corp.	434,662	10,475
	Lear Corp.	209,304	10,229
*	Dollar General Corp.	324,273	10,166
	Phillips-Van Heusen Corp.	136,735	8,892
	Guess? Inc.	189,084	7,440
*	ITT Educational Services Inc.	101,126	7,296
*	NVR Inc.	8,494	6,421
*	Royal Caribbean Cruises Ltd.	155,214	6,404
*	DISH Network Corp. Class A	226,887	5,527
	Harman International Industries Inc.	110,259	5,162
	American Eagle Outfitters Inc.	294,538	4,680
*	Lamar Advertising Co. Class A	119,457	4,413
	CTC Media Inc.	173,634	4,092
*,^ Sears Holdings Corp.		48,878	4,040
*	Hyatt Hotels Corp. Class A	91,731	3,948
*	Penn National Gaming Inc.	105,120	3,896
	Wendy's/Arby's Group Inc. Class A	689,276	3,467
*	Toll Brothers Inc.	156,416	3,092
*	Clear Channel Outdoor Holdings Inc. Class A	84,123	1,224
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	3,500	1
			3,220,010
Consumer Staples (11.2%)
	Philip Morris International Inc.	5,752,168	377,515
	PepsiCo Inc.	5,024,381	323,620
	Wal-Mart Stores Inc.	6,210,877	323,276
	Coca-Cola Co.	4,306,502	285,736
	Colgate-Palmolive Co.	1,530,577	123,609
	Walgreen Co.	2,934,952	117,809
	Costco Wholesale Corp.	1,370,669	100,498
	Kimberly-Clark Corp.	1,292,835	84,383
	General Mills Inc.	2,029,974	74,196
	Sysco Corp.	1,854,932	51,382

Kroger Co.	1,920,897	46,044
Kellogg Co.	817,208	44,113
Mead Johnson Nutrition Co.	648,685	37,578
Avon Products Inc.	1,360,655	36,792
Estee Lauder Cos. Inc. Class A	358,504	34,545
Clorox Co.	442,014	30,972
Whole Foods Market Inc.	466,077	30,715
Hershey Co.	502,198	27,295
HJ Heinz Co.	508,504	24,825
* Green Mountain Coffee Roasters Inc.	355,628	22,977
Herbalife Ltd.	187,786	15,278
* Energizer Holdings Inc.	212,514	15,123
* Hansen Natural Corp.	238,594	14,371
Campbell Soup Co.	414,950	13,739
Dr Pepper Snapple Group Inc.	359,837	13,372
Sara Lee Corp.	673,707	11,904
Brown-Forman Corp. Class B	166,068	11,342
Alberto-Culver Co. Class B	282,047	10,512
Flowers Foods Inc.	260,351	7,089
Hormel Foods Corp.	162,312	4,519
		2,315,129
Energy (9.2%)
Schlumberger Ltd.	4,325,503	403,396
Halliburton Co.	2,883,505	143,714
Anadarko Petroleum Corp.	1,571,168	128,710
Baker Hughes Inc.	1,367,272	100,399
EOG Resources Inc.	805,561	95,467
Hess Corp.	961,953	81,968
Peabody Energy Corp.	854,867	61,516
* Weatherford International Ltd.	2,350,583	53,123
National Oilwell Varco Inc.	665,192	52,730
* Southwestern Energy Co.	1,099,481	47,245
* Cameron International Corp.	769,023	43,911
Murphy Oil Corp.	579,425	42,541
Consol Energy Inc.	715,895	38,394
Pioneer Natural Resources Co.	368,062	37,513
* FMC Technologies Inc.	379,551	35,860
* Concho Resources Inc.	300,847	32,281
Range Resources Corp.	507,428	29,664
* Whiting Petroleum Corp.	371,219	27,266
* Ultra Petroleum Corp.	483,483	23,812
* Petrohawk Energy Corp.	958,738	23,528
Helmerich & Payne Inc.	336,064	23,084
* Alpha Natural Resources Inc.	381,672	22,660
QEP Resources Inc.	556,757	22,571
EQT Corp.	449,270	22,419
Massey Energy Co.	307,565	21,025
El Paso Corp.	1,116,131	20,090
* McDermott International Inc.	740,121	18,792
Noble Energy Inc.	194,210	18,770
Arch Coal Inc.	515,118	18,565
* Nabors Industries Ltd.	588,122	17,867
Cabot Oil & Gas Corp.	329,617	17,460
Sunoco Inc.	382,286	17,428
Diamond Offshore Drilling Inc.	220,337	17,120

*	Newfield Exploration Co.	212,213	16,130
*	Oceaneering International Inc.	171,518	15,342
	Core Laboratories NV	142,360	14,545
*	Dresser-Rand Group Inc.	255,294	13,689
	Noble Corp.	279,877	12,768
	EXCO Resources Inc.	571,968	11,817
*	Denbury Resources Inc.	421,180	10,277
*	Continental Resources Inc.	142,246	10,166
*	Kinder Morgan Inc.	302,449	8,965
*	Kinder Morgan Management LLC	131,028	8,594
*	Forest Oil Corp.	221,815	8,391
*	Quicksilver Resources Inc.	377,722	5,405
*	Cobalt International Energy Inc.	282,067	4,742
			1,901,720
Financials (6.5%)
*	Citigroup Inc.	46,048,680	203,535
	American Express Co.	3,434,656	155,246
*	Berkshire Hathaway Inc. Class B	979,161	81,887
	State Street Corp.	1,591,602	71,527
	Simon Property Group Inc.	603,694	64,692
	CME Group Inc.	212,452	64,065
	Franklin Resources Inc.	497,109	62,178
	Charles Schwab Corp.	3,219,812	58,053
	T Rowe Price Group Inc.	813,045	54,002
	Public Storage	459,018	50,910
	Discover Financial Services	1,726,629	41,646
	Aflac Inc.	747,136	39,434
	Host Hotels & Resorts Inc.	2,111,423	37,182
	Northern Trust Corp.	690,949	35,066
*	CIT Group Inc.	603,037	25,659
*	CB Richard Ellis Group Inc. Class A	921,279	24,598
	SunTrust Banks Inc.	849,219	24,492
*	IntercontinentalExchange Inc.	197,173	24,359
	Moody's Corp.	631,141	21,402
*	Affiliated Managers Group Inc.	163,439	17,875
	Equity Residential	315,638	17,805
	Ameriprise Financial Inc.	275,105	16,803
	AvalonBay Communities Inc.	135,275	16,244
	TD Ameritrade Holding Corp.	730,797	15,252
	Progressive Corp.	699,294	14,776
	Boston Properties Inc.	155,430	14,743
	Jones Lang LaSalle Inc.	135,188	13,484
*	MSCI Inc. Class A	357,675	13,170
	Eaton Vance Corp.	373,172	12,031
	Brown & Brown Inc.	384,300	9,915
	SEI Investments Co.	414,785	9,905
*,^ St. Joe Co.		293,506	7,358
	Janus Capital Group Inc.	582,555	7,264
^	Digital Realty Trust Inc.	100,360	5,835
	Greenhill & Co. Inc.	78,946	5,194
	Alexandria Real Estate Equities Inc.	61,405	4,788
	Duke Realty Corp.	279,654	3,918
	First Horizon National Corp.	289,468	3,245
	TFS Financial Corp.	293,247	3,114

CBOE Holdings Inc.	40,633	1,177
		1,353,829
Health Care (10.9%)
Abbott Laboratories	4,900,671	240,378
Medtronic Inc.	3,423,577	134,718
* Gilead Sciences Inc.	2,573,919	109,237
* Amgen Inc.	1,947,026	104,068
Baxter International Inc.	1,847,437	99,337
* Express Scripts Inc.	1,584,868	88,134
* Celgene Corp.	1,492,067	85,839
* Medco Health Solutions Inc.	1,345,529	75,565
* Thermo Fisher Scientific Inc.	1,260,182	70,003
Allergan Inc.	974,949	69,241
McKesson Corp.	802,337	63,425
* Genzyme Corp.	821,106	62,527
Becton Dickinson and Co.	729,057	58,047
Stryker Corp.	944,254	57,411
St. Jude Medical Inc.	1,087,020	55,721
* Biogen Idec Inc.	755,496	55,446
* Agilent Technologies Inc.	1,098,160	49,176
* Intuitive Surgical Inc.	124,574	41,540
* Zimmer Holdings Inc.	625,987	37,891
AmerisourceBergen Corp. Class A	875,989	34,654
* Edwards Lifesciences Corp.	362,017	31,495
* Mylan Inc.	1,379,569	31,275
* Life Technologies Corp.	591,936	31,029
* Vertex Pharmaceuticals Inc.	644,233	30,878
* Laboratory Corp. of America Holdings	322,488	29,711
Quest Diagnostics Inc.	514,450	29,694
CR Bard Inc.	294,589	29,256
* Hospira Inc.	529,756	29,242
* Alexion Pharmaceuticals Inc.	286,924	28,314
* Illumina Inc.	396,477	27,781
* DaVita Inc.	308,117	26,347
* Varian Medical Systems Inc.	377,216	25,515
* Waters Corp.	289,501	25,158
* Cerner Corp.	223,300	24,831
* Watson Pharmaceuticals Inc.	420,044	23,527
Perrigo Co.	263,215	20,931
* Henry Schein Inc.	292,527	20,527
* Mettler-Toledo International Inc.	104,068	17,900
* Dendreon Corp.	457,413	17,121
* Human Genome Sciences Inc.	598,243	16,422
DENTSPLY International Inc.	427,836	15,826
* ResMed Inc.	479,237	14,377
* IDEXX Laboratories Inc.	182,286	14,076
* Covance Inc.	205,467	11,243
* Gen-Probe Inc.	152,776	10,137
* CareFusion Corp.	353,315	9,963
Patterson Cos. Inc.	294,675	9,486
* Cephalon Inc.	119,195	9,033
Techne Corp.	111,636	7,993
* Bio-Rad Laboratories Inc. Class A	60,998	7,328
Warner Chilcott plc Class A	287,086	6,683
* Myriad Genetics Inc.	292,682	5,897

* Community Health Systems Inc.	146,621	5,863
* Amylin Pharmaceuticals Inc.	456,113	5,186
* Endo Pharmaceuticals Holdings Inc.	128,243	4,894
Lincare Holdings Inc.	108,376	3,214
		2,250,511
Industrials (11.1%)
Caterpillar Inc.	2,012,201	224,059
United Parcel Service Inc. Class B	2,310,881	171,745
Union Pacific Corp.	1,563,482	153,737
Emerson Electric Co.	2,386,192	139,425
Deere & Co.	1,343,793	130,200
Boeing Co.	1,436,140	106,174
Danaher Corp.	1,762,252	91,461
FedEx Corp.	947,685	88,656
Norfolk Southern Corp.	1,152,035	79,801
Precision Castparts Corp.	452,194	66,554
Cummins Inc.	595,757	65,307
PACCAR Inc.	1,040,653	54,478
Honeywell International Inc.	822,461	49,109
Fluor Corp.	566,886	41,757
CH Robinson Worldwide Inc.	526,370	39,020
Republic Services Inc. Class A	1,218,335	36,599
Expeditors International of Washington Inc.	673,263	33,757
ITT Corp.	552,896	33,201
Joy Global Inc.	327,386	32,349
Rockwell Collins Inc.	497,252	32,237
Fastenal Co.	420,695	27,274
Roper Industries Inc.	300,184	25,954
WW Grainger Inc.	186,165	25,631
Ingersoll-Rand plc	513,597	24,812
* Delta Air Lines Inc.	2,501,021	24,510
Parker Hannifin Corp.	255,782	24,217
Textron Inc.	871,459	23,869
* Stericycle Inc.	257,652	22,846
Flowserve Corp.	176,964	22,793
Bucyrus International Inc. Class A	243,930	22,307
AMETEK Inc.	507,395	22,259
Rockwell Automation Inc.	224,695	21,267
* Jacobs Engineering Group Inc.	399,798	20,562
Iron Mountain Inc.	570,974	17,832
* Kansas City Southern	325,256	17,710
* AGCO Corp.	294,903	16,211
* Quanta Services Inc.	669,296	15,012
Southwest Airlines Co.	1,184,091	14,955
* Foster Wheeler AG	390,552	14,693
* Navistar International Corp.	204,546	14,181
Donaldson Co. Inc.	230,340	14,118
Robert Half International Inc.	443,119	13,559
JB Hunt Transport Services Inc.	293,111	13,313
* Verisk Analytics Inc. Class A	389,614	12,764
Dun & Bradstreet Corp.	157,809	12,663
* Babcock & Wilcox Co.	369,903	12,347
* IHS Inc. Class A	132,229	11,735
Pall Corp.	182,638	10,522
MSC Industrial Direct Co. Class A	142,056	9,727

*	Sensata Technologies Holding NV	276,328	9,597
*	Shaw Group Inc.	269,186	9,532
*	Spirit Aerosystems Holdings Inc. Class A	339,595	8,717
*	Copart Inc.	188,613	8,173
	Manpower Inc.	129,282	8,129
*	Nielsen Holdings NV	275,351	7,520
	Alliant Techsystems Inc.	105,589	7,462
	Covanta Holding Corp.	412,855	7,052
*	Terex Corp.	172,472	6,388
	SPX Corp.	79,571	6,317
*	FTI Consulting Inc.	147,235	5,643
*	Owens Corning	124,469	4,480
*	Hertz Global Holdings Inc.	275,348	4,304
			2,292,583
Information Technology (30.2%)
*	Apple Inc.	2,908,111	1,013,331
	International Business Machines Corp.	3,938,677	642,280
	Microsoft Corp.	24,411,037	619,064
*	Google Inc. Class A	787,522	461,653
	Oracle Corp.	12,749,877	425,463
	Cisco Systems Inc.	17,572,149	301,362
	QUALCOMM Inc.	5,128,608	281,202
*	EMC Corp.	6,532,103	173,427
	Hewlett-Packard Co.	3,594,729	147,276
	Texas Instruments Inc.	3,722,406	128,646
	Visa Inc. Class A	1,574,558	115,919
*	eBay Inc.	3,719,963	115,468
	Accenture plc Class A	2,009,755	110,476
	Mastercard Inc. Class A	349,616	88,005
*	Cognizant Technology Solutions Corp. Class A	962,181	78,322
*	Juniper Networks Inc.	1,658,738	69,800
	Broadcom Corp. Class A	1,447,298	56,995
*	NetApp Inc.	1,132,116	54,545
*	Adobe Systems Inc.	1,612,916	53,484
*	Salesforce.com Inc.	374,942	50,085
*	Intuit Inc.	942,907	50,068
	TE Connectivity Ltd.	1,406,657	48,980
*	Symantec Corp.	2,461,196	45,631
*	Citrix Systems Inc.	595,316	43,732
	Altera Corp.	991,055	43,626
	Western Union Co.	2,079,508	43,191
*	Yahoo! Inc.	2,551,998	42,491
*	Dell Inc.	2,774,642	40,260
	Automatic Data Processing Inc.	781,885	40,119
	Analog Devices Inc.	946,955	37,291
*	SanDisk Corp.	743,475	34,267
*	Autodesk Inc.	719,895	31,755
	CA Inc.	1,297,371	31,370
	Amphenol Corp. Class A	553,640	30,112
*	Fiserv Inc.	471,753	29,588
*,^ First Solar Inc.		176,728	28,425
*	BMC Software Inc.	563,250	28,016
*	Red Hat Inc.	604,155	27,423
*	Marvell Technology Group Ltd.	1,752,704	27,255
*	Teradata Corp.	530,964	26,920

* F5 Networks Inc.	256,365	26,295
Linear Technology Corp.	714,562	24,031
* Akamai Technologies Inc.	578,081	21,967
* NVIDIA Corp.	1,182,798	21,834
* Atmel Corp.	1,452,873	19,803
VeriSign Inc.	545,276	19,744
* Trimble Navigation Ltd.	380,727	19,242
* VMware Inc. Class A	235,699	19,219
* Rovi Corp.	353,765	18,979
Activision Blizzard Inc.	1,720,494	18,874
* Skyworks Solutions Inc.	581,018	18,837
Avago Technologies Ltd.	582,576	18,118
FLIR Systems Inc.	502,702	17,399
* Riverbed Technology Inc.	442,662	16,666
* Motorola Solutions Inc.	353,657	15,805
* ANSYS Inc.	288,369	15,627
* Cree Inc.	326,531	15,073
* Nuance Communications Inc.	756,132	14,790
Factset Research Systems Inc.	139,576	14,618
* Alliance Data Systems Corp.	164,798	14,155
* Western Digital Corp.	364,177	13,580
* ON Semiconductor Corp.	1,371,371	13,535
Xilinx Inc.	410,661	13,470
* Electronic Arts Inc.	683,696	13,353
* Equinix Inc.	145,737	13,277
Global Payments Inc.	252,475	12,351
Paychex Inc.	361,034	11,322
* MEMC Electronic Materials Inc.	720,537	9,338
Broadridge Financial Solutions Inc.	396,037	8,986
* Brocade Communications Systems Inc.	1,436,809	8,836
* Dolby Laboratories Inc. Class A	166,877	8,212
* Lam Research Corp.	136,479	7,733
* Motorola Mobility Holdings Inc.	307,348	7,499
* Advanced Micro Devices Inc.	642,550	5,526
Lender Processing Services Inc.	144,705	4,658
* Genpact Ltd.	315,274	4,565
DST Systems Inc.	58,522	3,091
		6,247,731
Materials (4.5%)
Freeport-McMoRan Copper & Gold Inc.	2,985,649	165,853
Monsanto Co.	1,700,521	122,880
Praxair Inc.	971,374	98,691
Newmont Mining Corp.	1,563,223	85,321
Air Products & Chemicals Inc.	679,385	61,267
Alcoa Inc.	3,238,366	57,157
Mosaic Co.	494,556	38,946
Ecolab Inc.	735,813	37,541
CF Industries Holdings Inc.	225,481	30,843
Lubrizol Corp.	208,120	27,880
Sigma-Aldrich Corp.	384,501	24,470
Sherwin-Williams Co.	290,840	24,428
Celanese Corp. Class A	493,504	21,897
* Crown Holdings Inc.	505,213	19,491
Ball Corp.	531,986	19,072
Allegheny Technologies Inc.	281,271	19,048

Nucor Corp.		350,318	16,121
United States Steel Corp.		295,863	15,959
Nalco Holding Co.		438,435	11,974
Scotts Miracle-Gro Co. Class A		147,734	8,546
FMC Corp.		76,414	6,490
Martin Marietta Materials Inc.		50,563	4,534
* Titanium Metals Corp.		185,607	3,448
			921,857
Telecommunication Services (0.7%)
* American Tower Corp. Class A		1,265,250	65,565
* Crown Castle International Corp.		921,825	39,224
* NII Holdings Inc.		536,607	22,360
* SBA Communications Corp. Class A		346,182	13,737
* MetroPCS Communications Inc.		786,336	12,770
*,^ Clearwire Corp. Class A		300,846	1,682
			155,338
Utilities (0.2%)
* AES Corp.		2,123,586	27,606
* Calpine Corp.		1,127,400	17,892
			45,498
Total Common Stocks (Cost $15,720,847)			20,704,206
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1,2] Vanguard Market Liquidity Fund (Cost $64,312)
	0.208%	64,312,004	64,312

Total Investments (100.3%) (Cost $15,785,159)			20,768,518
Other Assets and Liabilities-Net (-0.3%)[2]			(61,419)
Net Assets (100%)			20,707,099

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $36,325,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $36,607,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Growth Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At March 31, 2011, the cost of investment securities for tax purposes was $15,785,159,000. Net unrealized appreciation of investment securities for tax purposes was $4,983,359,000, consisting of unrealized gains of $5,437,440,000 on securities that had risen in value since their purchase and $454,081,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (10.9%)
McDonald's Corp.	407,978	31,043
Walt Disney Co.	694,595	29,930
* Amazon.com Inc.	138,655	24,976
Home Depot Inc.	643,047	23,831
Comcast Corp. Class A	754,973	18,663
* Ford Motor Co.	1,182,178	17,626
Time Warner Inc.	428,397	15,294
* DIRECTV Class A	321,933	15,066
News Corp. Class A	833,727	14,640
Lowe's Cos. Inc.	532,901	14,085
Target Corp.	259,715	12,988
Johnson Controls Inc.	260,467	10,828
NIKE Inc. Class B	142,275	10,770
Starbucks Corp.	286,226	10,576
Viacom Inc. Class B	214,832	9,994
Time Warner Cable Inc.	137,399	9,802
* priceline.com Inc.	18,962	9,603
Yum! Brands Inc.	180,984	9,299
TJX Cos. Inc.	152,826	7,600
Comcast Corp. Class A Special Shares	325,504	7,558
Carnival Corp.	175,620	6,737
* General Motors Co.	202,623	6,287
CBS Corp. Class B	243,696	6,102
Kohl's Corp.	112,924	5,989
Coach Inc.	114,376	5,952
Omnicom Group Inc.	116,324	5,707
* Las Vegas Sands Corp.	132,199	5,581
Staples Inc.	279,088	5,420
* Bed Bath & Beyond Inc.	100,122	4,833
McGraw-Hill Cos. Inc.	118,573	4,672
Stanley Black & Decker Inc.	60,873	4,663
Starwood Hotels & Resorts Worldwide Inc.	73,671	4,282
* Netflix Inc.	17,148	4,070
Marriott International Inc. Class A	112,413	4,000
Macy's Inc.	163,450	3,965
Wynn Resorts Ltd.	31,142	3,963
Harley-Davidson Inc.	90,916	3,863
Gap Inc.	167,303	3,791
Best Buy Co. Inc.	130,649	3,752
Fortune Brands Inc.	58,984	3,651
* Liberty Media Corp. - Interactive	219,480	3,520
Limited Brands Inc.	106,633	3,506
* BorgWarner Inc.	43,955	3,503
Mattel Inc.	138,556	3,454
Ross Stores Inc.	46,567	3,312
VF Corp.	33,576	3,308
Virgin Media Inc.	118,437	3,291
Cablevision Systems Corp. Class A	94,878	3,284
Genuine Parts Co.	60,815	3,262

*	Chipotle Mexican Grill Inc. Class A	11,967	3,259
*	O'Reilly Automotive Inc.	53,894	3,097
	Polo Ralph Lauren Corp. Class A	24,806	3,067
	Nordstrom Inc.	67,529	3,031
	Tiffany & Co.	48,763	2,996
	JC Penney Co. Inc.	82,285	2,955
*	AutoZone Inc.	10,319	2,823
*	CarMax Inc.	87,005	2,793
*	Dollar Tree Inc.	48,341	2,684
	Autoliv Inc.	34,321	2,548
*	Sirius XM Radio Inc.	1,513,792	2,513
	Whirlpool Corp.	29,391	2,509
	Darden Restaurants Inc.	50,848	2,498
	Interpublic Group of Cos. Inc.	188,548	2,370
	Family Dollar Stores Inc.	46,117	2,367
*	Royal Caribbean Cruises Ltd.	54,021	2,229
	Hasbro Inc.	47,301	2,216
*	TRW Automotive Holdings Corp.	39,934	2,200
	Wyndham Worldwide Corp.	67,442	2,145
	Newell Rubbermaid Inc.	112,118	2,145
*	Apollo Group Inc. Class A	51,311	2,140
	Advance Auto Parts Inc.	32,428	2,128
*	Discovery Communications Inc. Class A	52,864	2,109
	Abercrombie & Fitch Co.	34,110	2,002
	H&R Block Inc.	119,282	1,997
*	Liberty Media Corp. - Capital	26,775	1,973
*	DISH Network Corp. Class A	78,863	1,921
	Lear Corp.	39,294	1,920
*	Discovery Communications Inc.	54,406	1,916
*	Liberty Global Inc. Class A	45,835	1,898
*	Fossil Inc.	20,038	1,877
	International Game Technology	114,953	1,866
	PetSmart Inc.	45,513	1,864
	Scripps Networks Interactive Inc. Class A	35,213	1,764
	Expedia Inc.	77,462	1,755
*	MGM Resorts International	130,113	1,711
*	Lululemon Athletica Inc.	19,151	1,705
*	Liberty Global Inc.	42,038	1,681
	Phillips-Van Heusen Corp.	25,626	1,666
*	NVR Inc.	2,068	1,563
*,^ Garmin Ltd.		44,809	1,517
*	Urban Outfitters Inc.	50,821	1,516
*	Liberty Media Corp. - Starz	18,887	1,466
*	Dick's Sporting Goods Inc.	35,424	1,416
*,^ Sears Holdings Corp.		16,959	1,402
	Gannett Co. Inc.	91,967	1,401
	Leggett & Platt Inc.	56,433	1,383
*	Mohawk Industries Inc.	22,478	1,375
	DeVry Inc.	24,417	1,345
*	Goodyear Tire & Rubber Co.	89,185	1,336
	DR Horton Inc.	110,423	1,286
*	LKQ Corp.	52,842	1,273
	Harman International Industries Inc.	26,831	1,256
*	GameStop Corp. Class A	55,585	1,252
*	Dollar General Corp.	39,466	1,237
	Foot Locker Inc.	60,340	1,190
	American Eagle Outfitters Inc.	71,679	1,139
*	Toll Brothers Inc.	54,520	1,078

	Lennar Corp. Class A	59,230	1,073
*	Pulte Group Inc.	132,443	980
*	Penn National Gaming Inc.	25,581	948
	Guess? Inc.	23,224	914
	Washington Post Co. Class B	2,086	913
	Brinker International Inc.	35,628	901
*	ITT Educational Services Inc.	12,317	889
*	Lamar Advertising Co. Class A	22,328	825
	News Corp. Class B	41,106	765
*	Hyatt Hotels Corp. Class A	17,068	735
	Wendy's/Arby's Group Inc. Class A	129,100	649
*,^ AutoNation Inc.		17,021	602
	CTC Media Inc.	21,096	497
*	Clear Channel Outdoor Holdings Inc. Class A	15,677	228
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	20	—
			556,580
Consumer Staples (9.6%)
	Procter & Gamble Co.	1,080,962	66,587
	Coca-Cola Co.	806,943	53,541
	Philip Morris International Inc.	700,613	45,981
	PepsiCo Inc.	611,986	39,418
	Wal-Mart Stores Inc.	756,474	39,375
	Kraft Foods Inc.	674,579	21,155
	Altria Group Inc.	806,256	20,987
	CVS Caremark Corp.	524,605	18,004
	Colgate-Palmolive Co.	186,380	15,052
	Walgreen Co.	357,509	14,350
	Costco Wholesale Corp.	166,948	12,241
	Kimberly-Clark Corp.	157,487	10,279
	General Mills Inc.	247,308	9,039
	Archer-Daniels-Midland Co.	246,687	8,883
	Sysco Corp.	225,909	6,258
	HJ Heinz Co.	123,850	6,046
	Kroger Co.	233,855	5,606
	Lorillard Inc.	57,783	5,490
	Kellogg Co.	99,514	5,372
	Reynolds American Inc.	135,012	4,797
	Mead Johnson Nutrition Co.	78,991	4,576
	Avon Products Inc.	165,825	4,484
	Estee Lauder Cos. Inc. Class A	43,714	4,212
	Sara Lee Corp.	234,308	4,140
	ConAgra Foods Inc.	169,895	4,035
	Bunge Ltd.	53,089	3,840
	Clorox Co.	53,909	3,777
	Whole Foods Market Inc.	56,782	3,742
	Coca-Cola Enterprises Inc.	130,758	3,570
	Safeway Inc.	144,021	3,390
	Hershey Co.	61,097	3,321
	JM Smucker Co.	46,149	3,295
	Dr Pepper Snapple Group Inc.	87,677	3,258
	Molson Coors Brewing Co. Class B	62,675	2,939
*	Green Mountain Coffee Roasters Inc.	43,313	2,798
	Campbell Soup Co.	77,630	2,570
	McCormick & Co. Inc.	46,716	2,234
	Church & Dwight Co. Inc.	27,413	2,175
	Tyson Foods Inc. Class A	112,557	2,160
	Brown-Forman Corp. Class B	31,190	2,130

Herbalife Ltd.	22,964	1,868
* Energizer Holdings Inc.	25,960	1,847
* Hansen Natural Corp.	29,063	1,750
Hormel Foods Corp.	56,460	1,572
* Constellation Brands Inc. Class A	72,390	1,468
* Ralcorp Holdings Inc.	21,198	1,451
* Smithfield Foods Inc.	57,584	1,386
Alberto-Culver Co. Class B	34,414	1,283
Flowers Foods Inc.	31,614	861
* Dean Foods Co.	70,088	701
		489,294
Energy (13.2%)
Exxon Mobil Corp.	1,947,251	163,822
Chevron Corp.	777,170	83,491
Schlumberger Ltd.	526,856	49,135
ConocoPhillips	538,950	43,040
Occidental Petroleum Corp.	313,763	32,785
Apache Corp.	147,529	19,314
Halliburton Co.	351,181	17,503
Anadarko Petroleum Corp.	191,415	15,681
Marathon Oil Corp.	274,129	14,614
Devon Energy Corp.	158,461	14,542
National Oilwell Varco Inc.	162,075	12,848
Baker Hughes Inc.	166,544	12,229
EOG Resources Inc.	98,087	11,624
Hess Corp.	117,176	9,985
Chesapeake Energy Corp.	252,498	8,464
Peabody Energy Corp.	104,109	7,492
Williams Cos. Inc.	225,788	7,040
Spectra Energy Corp.	250,245	6,802
Noble Energy Inc.	67,688	6,542
Valero Energy Corp.	218,636	6,520
* Weatherford International Ltd.	286,278	6,470
* Southwestern Energy Co.	133,891	5,753
* Cameron International Corp.	93,635	5,347
Murphy Oil Corp.	70,522	5,178
El Paso Corp.	271,750	4,891
Consol Energy Inc.	87,213	4,677
Pioneer Natural Resources Co.	44,888	4,575
Noble Corp.	97,341	4,441
* FMC Technologies Inc.	46,272	4,372
* Concho Resources Inc.	36,652	3,933
* Newfield Exploration Co.	51,680	3,928
Cimarex Energy Co.	32,709	3,769
Range Resources Corp.	61,858	3,616
* Denbury Resources Inc.	146,618	3,577
* Nabors Industries Ltd.	110,161	3,347
* Whiting Petroleum Corp.	45,194	3,319
* Pride International Inc.	67,723	2,909
* Ultra Petroleum Corp.	58,958	2,904
* Petrohawk Energy Corp.	116,874	2,868
Helmerich & Payne Inc.	40,947	2,813
* Alpha Natural Resources Inc.	46,400	2,755
QEP Resources Inc.	67,825	2,750
EQT Corp.	54,811	2,735
Massey Energy Co.	37,530	2,566
* McDermott International Inc.	89,977	2,284

Arch Coal Inc.	62,710	2,260
* Rowan Cos. Inc.	48,726	2,153
Cabot Oil & Gas Corp.	40,152	2,127
Sunoco Inc.	46,477	2,119
* Kinder Morgan Management LLC	31,963	2,096
Diamond Offshore Drilling Inc.	26,781	2,081
* Plains Exploration & Production Co.	54,025	1,957
* Oceaneering International Inc.	20,897	1,869
Core Laboratories NV	17,394	1,777
Patterson-UTI Energy Inc.	59,414	1,746
* Dresser-Rand Group Inc.	31,030	1,664
* Forest Oil Corp.	41,636	1,575
* Tesoro Corp.	55,194	1,481
EXCO Resources Inc.	69,733	1,441
Southern Union Co.	45,599	1,305
* Continental Resources Inc.	17,333	1,239
Tidewater Inc.	19,844	1,188
* Kinder Morgan Inc.	36,959	1,095
* Quicksilver Resources Inc.	45,924	657
* Cobalt International Energy Inc.	34,296	576
		671,656
Financials (15.5%)
JPMorgan Chase & Co.	1,509,587	69,592
Wells Fargo & Co.	1,925,485	61,038
Bank of America Corp.	3,894,420	51,913
* Citigroup Inc.	11,217,808	49,583
Goldman Sachs Group Inc.	187,582	29,726
* Berkshire Hathaway Inc. Class B	340,684	28,491
US Bancorp	740,733	19,578
American Express Co.	418,406	18,912
MetLife Inc.	407,514	18,228
Morgan Stanley	525,801	14,365
Bank of New York Mellon Corp.	479,037	14,309
PNC Financial Services Group Inc.	203,050	12,790
Simon Property Group Inc.	113,147	12,125
Prudential Financial Inc.	186,647	11,494
Travelers Cos. Inc.	177,790	10,575
Aflac Inc.	182,004	9,606
Capital One Financial Corp.	176,416	9,167
State Street Corp.	193,826	8,710
ACE Ltd.	131,013	8,476
CME Group Inc.	25,867	7,800
Franklin Resources Inc.	60,566	7,576
BB&T Corp.	267,767	7,350
Chubb Corp.	117,733	7,218
Charles Schwab Corp.	392,108	7,070
BlackRock Inc.	34,058	6,846
T Rowe Price Group Inc.	99,040	6,578
Allstate Corp.	197,466	6,275
Marsh & McLennan Cos. Inc.	209,875	6,256
Public Storage	55,887	6,198
Equity Residential	109,840	6,196
AON Corp.	114,673	6,073
SunTrust Banks Inc.	206,741	5,962
HCP Inc.	155,031	5,882
Ameriprise Financial Inc.	95,751	5,848
Vornado Realty Trust	63,494	5,556

Loews Corp.	128,507	5,537
Annaly Capital Management Inc.	306,076	5,341
Progressive Corp.	243,296	5,141
Boston Properties Inc.	54,125	5,134
Weyerhaeuser Co.	206,852	5,089
Discover Financial Services	210,196	5,070
Fifth Third Bancorp	354,453	4,920
Invesco Ltd.	178,343	4,558
Host Hotels & Resorts Inc.	257,057	4,527
Hartford Financial Services Group Inc.	163,131	4,393
Northern Trust Corp.	84,164	4,271
Principal Financial Group Inc.	123,664	3,971
AvalonBay Communities Inc.	32,946	3,956
Lincoln National Corp.	122,462	3,679
NYSE Euronext	100,871	3,548
Regions Financial Corp.	484,546	3,518
ProLogis	219,694	3,511
Health Care REIT Inc.	66,416	3,483
Ventas Inc.	60,601	3,291
KeyCorp	367,639	3,265
Unum Group	122,519	3,216
* CIT Group Inc.	73,549	3,129
XL Group plc Class A	124,746	3,069
* CB Richard Ellis Group Inc. Class A	112,423	3,002
* IntercontinentalExchange Inc.	24,029	2,969
* SLM Corp.	187,641	2,871
Kimco Realty Corp.	156,467	2,870
M&T Bank Corp.	32,295	2,857
Leucadia National Corp.	75,226	2,824
New York Community Bancorp Inc.	159,880	2,759
Plum Creek Timber Co. Inc.	62,544	2,728
Willis Group Holdings plc	65,859	2,658
Moody's Corp.	77,005	2,611
General Growth Properties Inc.	167,087	2,586
* Genworth Financial Inc. Class A	188,923	2,543
Comerica Inc.	68,131	2,502
Macerich Co.	50,327	2,493
AMB Property Corp.	65,120	2,342
SL Green Realty Corp.	30,276	2,277
Huntington Bancshares Inc.	332,845	2,210
* Affiliated Managers Group Inc.	19,923	2,179
PartnerRe Ltd.	27,263	2,160
Legg Mason Inc.	58,960	2,128
Nationwide Health Properties Inc.	48,835	2,077
Torchmark Corp.	30,828	2,049
^ Digital Realty Trust Inc.	35,019	2,036
Cincinnati Financial Corp.	59,680	1,957
Rayonier Inc.	31,163	1,942
Federal Realty Investment Trust	23,755	1,937
* Arch Capital Group Ltd.	18,841	1,869
Everest Re Group Ltd.	21,186	1,868
TD Ameritrade Holding Corp.	89,086	1,859
People's United Financial Inc.	142,247	1,789
Reinsurance Group of America Inc. Class A	28,319	1,778
Hudson City Bancorp Inc.	182,732	1,769
UDR Inc.	70,398	1,716
Realty Income Corp.	48,619	1,699
Alexandria Real Estate Equities Inc.	21,395	1,668

	Jones Lang LaSalle Inc.	16,435	1,639
	WR Berkley Corp.	50,220	1,618
*	MSCI Inc. Class A	43,483	1,601
	Zions Bancorporation	68,717	1,585
	Axis Capital Holdings Ltd.	45,371	1,584
	Assurant Inc.	41,043	1,581
	Marshall & Ilsley Corp.	193,732	1,548
	Chimera Investment Corp.	388,317	1,538
*	Markel Corp.	3,561	1,476
	Raymond James Financial Inc.	38,582	1,475
	RenaissanceRe Holdings Ltd.	21,195	1,462
	Eaton Vance Corp.	45,283	1,460
	Liberty Property Trust	44,041	1,449
	HCC Insurance Holdings Inc.	44,600	1,396
	Regency Centers Corp.	31,562	1,372
	Duke Realty Corp.	97,502	1,366
*	NASDAQ OMX Group Inc.	49,484	1,279
	Cullen/Frost Bankers Inc.	21,073	1,244
	Brown & Brown Inc.	46,870	1,209
	SEI Investments Co.	50,495	1,206
	Old Republic International Corp.	94,660	1,201
	Transatlantic Holdings Inc.	24,442	1,190
	Fidelity National Financial Inc. Class A	82,915	1,172
	Commerce Bancshares Inc.	28,809	1,165
	First Horizon National Corp.	100,853	1,131
	Hospitality Properties Trust	47,763	1,106
	Weingarten Realty Investors	43,928	1,101
	Jefferies Group Inc.	43,061	1,074
	White Mountains Insurance Group Ltd.	2,876	1,047
	City National Corp.	18,116	1,033
	American Financial Group Inc.	29,274	1,025
	Piedmont Office Realty Trust Inc. Class A	51,322	996
	Federated Investors Inc. Class B	35,696	955
	Associated Banc-Corp	63,539	944
	Assured Guaranty Ltd.	60,132	896
*,^ St. Joe Co.		35,533	891
	Janus Capital Group Inc.	70,415	878
	Validus Holdings Ltd.	23,553	785
	Capitol Federal Financial Inc.	64,758	730
	Greenhill & Co. Inc.	9,590	631
	BOK Financial Corp.	10,562	546
	Mercury General Corp.	10,662	417
	TFS Financial Corp.	35,119	373
*	LPL Investment Holdings Inc.	6,058	217
	CBOE Holdings Inc.	4,841	140
			789,293
Health Care (11.1%)
	Johnson & Johnson	1,060,534	62,837
	Pfizer Inc.	3,093,102	62,821
	Merck & Co. Inc.	1,189,781	39,275
	Abbott Laboratories	596,973	29,282
*	Amgen Inc.	364,785	19,498
	UnitedHealth Group Inc.	424,819	19,202
	Bristol-Myers Squibb Co.	661,023	17,471
	Medtronic Inc.	417,042	16,411
	Eli Lilly & Co.	400,683	14,092
*	Gilead Sciences Inc.	313,552	13,307

Baxter International Inc.	225,018	12,099
* Express Scripts Inc.	193,076	10,737
WellPoint Inc.	152,005	10,608
* Celgene Corp.	181,781	10,458
* Covidien plc	191,176	9,930
* Medco Health Solutions Inc.	163,911	9,205
* Thermo Fisher Scientific Inc.	153,438	8,523
Allergan Inc.	118,724	8,432
McKesson Corp.	97,776	7,729
* Genzyme Corp.	100,007	7,616
Becton Dickinson and Co.	88,758	7,067
Stryker Corp.	115,044	6,995
St. Jude Medical Inc.	132,390	6,786
* Biogen Idec Inc.	92,057	6,756
* Agilent Technologies Inc.	133,680	5,986
Aetna Inc.	154,496	5,783
Cardinal Health Inc.	134,762	5,543
* Intuitive Surgical Inc.	15,167	5,058
CIGNA Corp.	104,564	4,630
* Zimmer Holdings Inc.	76,292	4,618
* Humana Inc.	65,023	4,548
* Boston Scientific Corp.	587,166	4,222
AmerisourceBergen Corp. Class A	106,631	4,218
* Edwards Lifesciences Corp.	44,076	3,835
* Mylan Inc.	168,127	3,811
* Life Technologies Corp.	72,111	3,780
* Vertex Pharmaceuticals Inc.	78,542	3,764
* Laboratory Corp. of America Holdings	39,288	3,620
Quest Diagnostics Inc.	62,680	3,618
CR Bard Inc.	35,919	3,567
* Hospira Inc.	64,514	3,561
* Forest Laboratories Inc.	110,252	3,561
* Alexion Pharmaceuticals Inc.	34,979	3,452
* Illumina Inc.	48,291	3,384
* DaVita Inc.	37,575	3,213
* Varian Medical Systems Inc.	45,982	3,110
* Waters Corp.	35,292	3,067
* Cerner Corp.	27,185	3,023
* Watson Pharmaceuticals Inc.	51,271	2,872
Perrigo Co.	32,052	2,549
* Henry Schein Inc.	35,692	2,504
* CareFusion Corp.	86,099	2,428
* Hologic Inc.	100,353	2,228
Beckman Coulter Inc.	26,718	2,219
* Cephalon Inc.	28,977	2,196
* Mettler-Toledo International Inc.	12,686	2,182
* Dendreon Corp.	55,861	2,091
* Human Genome Sciences Inc.	72,725	1,996
DENTSPLY International Inc.	52,043	1,925
* Coventry Health Care Inc.	57,141	1,822
* ResMed Inc.	58,324	1,750
Universal Health Services Inc. Class B	34,807	1,720
* IDEXX Laboratories Inc.	22,220	1,716
* Endo Pharmaceuticals Holdings Inc.	44,535	1,699
* HCA Holdings Inc.	44,125	1,494
* Community Health Systems Inc.	35,586	1,423
* Covance Inc.	24,967	1,366
* Kinetic Concepts Inc.	24,946	1,358

Omnicare Inc.	44,621	1,338
Warner Chilcott plc Class A	53,839	1,253
* Gen-Probe Inc.	18,519	1,229
* Alere Inc.	31,149	1,219
Pharmaceutical Product Development Inc.	43,669	1,210
Patterson Cos. Inc.	35,985	1,158
Lincare Holdings Inc.	37,544	1,114
Techne Corp.	13,678	979
* Bio-Rad Laboratories Inc. Class A	7,408	890
* Charles River Laboratories International Inc.	18,902	725
* Myriad Genetics Inc.	35,903	723
* Amylin Pharmaceuticals Inc.	55,474	631
		566,116
Industrials (11.1%)
General Electric Co.	4,114,383	82,493
United Technologies Corp.	338,791	28,679
Caterpillar Inc.	245,144	27,297
3M Co.	262,274	24,523
United Parcel Service Inc. Class B	281,442	20,917
Boeing Co.	269,102	19,895
Union Pacific Corp.	190,451	18,727
Honeywell International Inc.	286,249	17,092
Emerson Electric Co.	290,634	16,982
Deere & Co.	163,668	15,858
CSX Corp.	144,541	11,361
Danaher Corp.	214,690	11,142
FedEx Corp.	115,448	10,800
Norfolk Southern Corp.	140,346	9,722
Lockheed Martin Corp.	118,185	9,502
General Dynamics Corp.	124,007	9,494
Illinois Tool Works Inc.	162,764	8,744
Tyco International Ltd.	188,964	8,460
Precision Castparts Corp.	55,063	8,104
Cummins Inc.	72,561	7,954
Raytheon Co.	140,743	7,160
Eaton Corp.	123,486	6,846
Northrop Grumman Corp.	107,451	6,738
PACCAR Inc.	126,677	6,632
Waste Management Inc.	174,452	6,514
Ingersoll-Rand plc	125,161	6,047
Parker Hannifin Corp.	62,314	5,900
Rockwell Automation Inc.	54,746	5,182
Fluor Corp.	69,089	5,089
CH Robinson Worldwide Inc.	64,158	4,756
Dover Corp.	72,157	4,744
Republic Services Inc. Class A	148,349	4,456
Goodrich Corp.	48,415	4,141
Expeditors International of Washington Inc.	81,968	4,110
Cooper Industries plc	62,881	4,081
ITT Corp.	67,358	4,045
Joy Global Inc.	39,883	3,941
Rockwell Collins Inc.	60,529	3,924
Southwest Airlines Co.	288,388	3,642
L-3 Communications Holdings Inc.	43,764	3,427
Fastenal Co.	51,219	3,321
Roper Industries Inc.	36,529	3,158
WW Grainger Inc.	22,661	3,120

* Delta Air Lines Inc.	304,246	2,982
Textron Inc.	106,151	2,907
* United Continental Holdings Inc.	122,600	2,819
* Stericycle Inc.	31,413	2,785
Flowserve Corp.	21,592	2,781
Bucyrus International Inc. Class A	29,749	2,721
AMETEK Inc.	61,739	2,708
Pall Corp.	44,416	2,559
* Jacobs Engineering Group Inc.	48,750	2,507
KBR Inc.	58,258	2,200
Iron Mountain Inc.	69,541	2,172
* Kansas City Southern	39,578	2,155
Pitney Bowes Inc.	78,354	2,013
Manpower Inc.	31,494	1,980
* AGCO Corp.	35,947	1,976
Masco Corp.	139,160	1,937
Equifax Inc.	47,496	1,845
* Quanta Services Inc.	81,402	1,826
* Foster Wheeler AG	47,566	1,789
* Navistar International Corp.	25,002	1,733
Donaldson Co. Inc.	28,048	1,719
Timken Co.	31,925	1,670
Robert Half International Inc.	53,793	1,646
JB Hunt Transport Services Inc.	35,682	1,621
Avery Dennison Corp.	38,171	1,602
* Terex Corp.	41,977	1,555
* Verisk Analytics Inc. Class A	47,426	1,554
* Owens Corning	43,144	1,553
Dun & Bradstreet Corp.	19,246	1,544
SPX Corp.	19,328	1,534
Cintas Corp.	50,520	1,529
* Babcock & Wilcox Co.	45,100	1,505
RR Donnelley & Sons Co.	79,506	1,504
* Hertz Global Holdings Inc.	95,832	1,498
* URS Corp.	32,113	1,479
* IHS Inc. Class A	16,205	1,438
Pentair Inc.	37,997	1,436
MSC Industrial Direct Co. Class A	17,233	1,180
* Sensata Technologies Holding NV	33,501	1,163
* Shaw Group Inc.	32,757	1,160
Towers Watson & Co. Class A	20,114	1,116
Harsco Corp.	31,084	1,097
* Spirit Aerosystems Holdings Inc. Class A	41,223	1,058
* Aecom Technology Corp.	36,684	1,017
Ryder System Inc.	20,041	1,014
* Copart Inc.	23,039	998
* Nielsen Holdings NV	33,625	918
Alliant Techsystems Inc.	12,876	910
Covanta Holding Corp.	50,589	864
* FTI Consulting Inc.	17,857	684
		564,681
Information Technology (18.2%)
* Apple Inc.	354,222	123,429
International Business Machines Corp.	479,727	78,229
Microsoft Corp.	2,973,355	75,404
* Google Inc. Class A	95,927	56,233
Oracle Corp.	1,553,014	51,824

	Intel Corp.	2,154,008	43,446
	Cisco Systems Inc.	2,140,125	36,703
	Hewlett-Packard Co.	875,633	35,875
	QUALCOMM Inc.	624,658	34,250
*	EMC Corp.	795,720	21,126
	Texas Instruments Inc.	453,421	15,670
	Visa Inc. Class A	191,764	14,118
*	eBay Inc.	453,106	14,064
	Accenture plc Class A	244,796	13,456
	Corning Inc.	603,477	12,450
	Mastercard Inc. Class A	42,586	10,720
*	Dell Inc.	675,828	9,806
	Automatic Data Processing Inc.	190,451	9,772
*	Cognizant Technology Solutions Corp. Class A	117,234	9,543
*	Juniper Networks Inc.	201,971	8,499
	Applied Materials Inc.	516,051	8,061
*	Yahoo! Inc.	478,057	7,960
	Broadcom Corp. Class A	176,262	6,941
*	NetApp Inc.	137,861	6,642
*	Adobe Systems Inc.	196,467	6,515
*	Salesforce.com Inc.	45,678	6,102
*	Intuit Inc.	114,783	6,095
	TE Connectivity Ltd.	171,268	5,964
	Xerox Corp.	535,354	5,702
*	Symantec Corp.	299,611	5,555
*	Motorola Solutions Inc.	123,093	5,501
*	Citrix Systems Inc.	72,492	5,325
	Altera Corp.	120,621	5,310
	Western Union Co.	253,126	5,257
	Analog Devices Inc.	115,408	4,545
*	SanDisk Corp.	90,508	4,171
*	NVIDIA Corp.	221,579	4,090
*	Micron Technology Inc.	346,489	3,971
	Paychex Inc.	125,613	3,939
*	Autodesk Inc.	87,708	3,869
	CA Inc.	158,032	3,821
	Amphenol Corp. Class A	67,422	3,667
*	Fiserv Inc.	57,439	3,603
*,^ First Solar Inc.		21,584	3,472
*	BMC Software Inc.	68,574	3,411
*	Red Hat Inc.	73,581	3,340
*	Marvell Technology Group Ltd.	213,445	3,319
*	Western Digital Corp.	88,705	3,308
	Xilinx Inc.	100,133	3,284
*	Teradata Corp.	64,709	3,281
	Fidelity National Information Services Inc.	98,916	3,234
*	F5 Networks Inc.	31,164	3,196
	KLA-Tencor Corp.	64,470	3,054
	Maxim Integrated Products Inc.	114,504	2,931
	Linear Technology Corp.	87,002	2,926
	Computer Sciences Corp.	59,633	2,906
	Microchip Technology Inc.	72,272	2,747
*	Lam Research Corp.	47,462	2,689
*	Akamai Technologies Inc.	70,362	2,674
*	Seagate Technology plc	182,813	2,632
*	Motorola Mobility Holdings Inc.	107,111	2,613
*	Electronic Arts Inc.	128,297	2,506
	Harris Corp.	49,523	2,456

* Atmel Corp.	177,223	2,416
VeriSign Inc.	66,270	2,400
* VMware Inc. Class A	28,792	2,348
* Trimble Navigation Ltd.	46,349	2,342
* Rovi Corp.	43,196	2,317
* Skyworks Solutions Inc.	70,802	2,295
Activision Blizzard Inc.	209,183	2,295
* Flextronics International Ltd.	296,103	2,212
Avago Technologies Ltd.	70,764	2,201
FLIR Systems Inc.	61,154	2,117
* Riverbed Technology Inc.	53,812	2,026
* Avnet Inc.	58,497	1,994
* SAIC Inc.	114,493	1,937
* Advanced Micro Devices Inc.	223,438	1,922
* ANSYS Inc.	35,128	1,904
* Arrow Electronics Inc.	44,588	1,867
* Cree Inc.	39,778	1,836
* Nuance Communications Inc.	92,189	1,803
Factset Research Systems Inc.	16,973	1,778
* Alliance Data Systems Corp.	20,171	1,732
* ON Semiconductor Corp.	166,679	1,645
* LSI Corp.	238,188	1,620
* Equinix Inc.	17,772	1,619
* Synopsys Inc.	57,424	1,588
Jabil Circuit Inc.	75,414	1,541
Global Payments Inc.	30,800	1,507
National Semiconductor Corp.	92,542	1,327
* Novellus Systems Inc.	34,701	1,288
* Ingram Micro Inc.	60,393	1,270
Total System Services Inc.	64,177	1,156
* MEMC Electronic Materials Inc.	87,667	1,136
Lender Processing Services Inc.	35,152	1,132
* Lexmark International Inc. Class A	30,325	1,123
Broadridge Financial Solutions Inc.	48,539	1,101
* Brocade Communications Systems Inc.	175,222	1,078
* IAC/InterActiveCorp	33,801	1,044
* Dolby Laboratories Inc. Class A	20,497	1,009
* AOL Inc.	41,170	804
DST Systems Inc.	14,310	756
Tellabs Inc.	134,953	707
Molex Inc.	23,797	598
Molex Inc. Class A	28,763	595
* Genpact Ltd.	38,545	558
		925,146
Materials (4.0%)
Freeport-McMoRan Copper & Gold Inc.	363,602	20,198
EI du Pont de Nemours & Co.	352,453	19,374
Dow Chemical Co.	448,282	16,923
Monsanto Co.	207,117	14,966
Praxair Inc.	118,321	12,021
Newmont Mining Corp.	190,427	10,393
Air Products & Chemicals Inc.	82,719	7,460
Alcoa Inc.	394,307	6,960
PPG Industries Inc.	62,995	5,998
Nucor Corp.	121,974	5,613
Cliffs Natural Resources Inc.	52,344	5,144
International Paper Co.	160,612	4,847

Mosaic Co.	60,263	4,746
Ecolab Inc.	89,574	4,570
CF Industries Holdings Inc.	27,498	3,761
Lubrizol Corp.	25,329	3,393
United States Steel Corp.	55,417	2,989
Sigma-Aldrich Corp.	46,925	2,986
Sherwin-Williams Co.	35,431	2,976
Walter Energy Inc.	20,429	2,767
Eastman Chemical Co.	27,840	2,765
Celanese Corp. Class A	60,067	2,665
* Crown Holdings Inc.	61,418	2,370
Allegheny Technologies Inc.	34,338	2,325
Ball Corp.	64,840	2,325
FMC Corp.	26,695	2,267
Vulcan Materials Co.	49,656	2,264
Airgas Inc.	30,848	2,049
MeadWestvaco Corp.	64,819	1,966
International Flavors & Fragrances Inc.	30,865	1,923
* Owens-Illinois Inc.	63,290	1,911
Albemarle Corp.	31,853	1,904
Ashland Inc.	28,945	1,672
Sealed Air Corp.	61,579	1,642
Reliance Steel & Aluminum Co.	27,402	1,583
Martin Marietta Materials Inc.	17,529	1,572
Steel Dynamics Inc.	79,752	1,497
Nalco Holding Co.	53,459	1,460
Sonoco Products Co.	39,735	1,440
Valspar Corp.	36,161	1,414
Bemis Co. Inc.	41,848	1,373
Scotts Miracle-Gro Co. Class A	18,094	1,047
* Titanium Metals Corp.	34,412	639
Greif Inc. Class A	9,597	628
		200,786
Telecommunication Services (3.0%)
AT&T Inc.	2,282,186	69,835
Verizon Communications Inc.	1,091,511	42,067
* American Tower Corp. Class A	154,101	7,985
CenturyLink Inc.	130,819	5,436
* Sprint Nextel Corp.	1,140,227	5,291
* Crown Castle International Corp.	112,231	4,775
Qwest Communications International Inc.	605,847	4,138
Frontier Communications Corp.	383,564	3,153
* NII Holdings Inc.	65,501	2,729
Windstream Corp.	186,933	2,406
* SBA Communications Corp. Class A	42,257	1,677
* MetroPCS Communications Inc.	95,533	1,551
Telephone & Data Systems Inc.	19,224	648
* United States Cellular Corp.	7,191	370
* Clearwire Corp. Class A	55,514	310
Telephone & Data Systems Inc. – Special Common Shares	10,122	299
		152,670
Utilities (3.3%)
Southern Co.	320,763	12,224
Exelon Corp.	255,416	10,533
Dominion Resources Inc.	224,227	10,023
Duke Energy Corp.	511,484	9,283
NextEra Energy Inc.	152,545	8,408

PG&E Corp.			151,349	6,687
American Electric Power Co. Inc.			185,430	6,516
Public Service Enterprise Group Inc.			195,277	6,153
FirstEnergy Corp.			161,472	5,989
Consolidated Edison Inc.			112,159	5,689
Progress Energy Inc.			113,133	5,220
PPL Corp.			186,736	4,724
Sempra Energy			88,057	4,711
Entergy Corp.			69,853	4,695
Edison International			119,526	4,373
Xcel Energy Inc.			177,730	4,246
* AES Corp.			258,981	3,367
DTE Energy Co.			65,281	3,196
Wisconsin Energy Corp.			90,342	2,755
CenterPoint Energy Inc.			155,153	2,725
Oneok Inc.			39,120	2,616
Ameren Corp.			92,603	2,599
Northeast Utilities			68,057	2,355
Constellation Energy Group Inc.			73,110	2,276
* Calpine Corp.			137,478	2,182
NiSource Inc.			107,543	2,063
* NRG Energy Inc.			95,242	2,052
National Fuel Gas Co.			26,992	1,997
OGE Energy Corp.			37,608	1,901
American Water Works Co. Inc.			67,438	1,892
CMS Energy Corp.			94,336	1,853
NSTAR			39,958	1,849
SCANA Corp.			46,725	1,840
Pinnacle West Capital Corp.			41,920	1,794
Alliant Energy Corp.			42,731	1,664
Energen Corp.			26,354	1,663
Pepco Holdings Inc.			86,777	1,618
MDU Resources Group Inc.			68,908	1,583
Integrys Energy Group Inc.			29,885	1,510
TECO Energy Inc.			78,604	1,475
UGI Corp.			42,766	1,407
NV Energy Inc.			90,545	1,348
DPL Inc.			45,990	1,261
Aqua America Inc.			52,969	1,212
AGL Resources Inc.			30,182	1,202
				166,729
Total Common Stocks (Cost $4,369,804)				5,082,951
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.208%		15,323,000	15,323

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.160%	5/25/11	200	200

[4,5] Freddie Mac Discount Notes	0.281%	6/21/11	350	350
				550
Total Temporary Cash Investments (Cost $15,873)				15,873
Total Investments (100.2%) (Cost $4,385,677)				5,098,824
Other Assets and Liabilities-Net (-0.2%)[3]				(6,998)
Net Assets (100%)				5,091,826

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,621,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $6,722,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $550,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,082,951	—	—
Temporary Cash Investments	15,323	550	—
Futures Contracts—Liabilities[1]	(16)	—	—
Total	5,098,258	550	—
1 Represents variation margin on the last day of the reporting period.

Large-Cap Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2011	20	6,605	46
E-mini S&P 500 Index	June 2011	15	991	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2011, the cost of investment securities for tax purposes was $4,385,677,000. Net unrealized appreciation of investment securities for tax purposes was $713,147,000, consisting of unrealized gains of $936,522,000 on securities that had risen in value since their purchase and $223,375,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments
As of March 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (16.2%)
	Starwood Hotels & Resorts Worldwide Inc.	2,286,474	132,890
*	Netflix Inc.	532,709	126,428
	Harley-Davidson Inc.	2,824,816	120,026
	Fortune Brands Inc.	1,829,949	113,256
*	Liberty Media Corp. - Interactive	6,822,172	109,428
	Limited Brands Inc.	3,315,079	109,000
*	BorgWarner Inc.	1,364,365	108,726
	Mattel Inc.	4,303,511	107,286
	Ross Stores Inc.	1,444,691	102,746
	Virgin Media Inc.	3,676,205	102,162
	Cablevision Systems Corp. Class A	2,946,627	101,983
	Genuine Parts Co.	1,889,334	101,344
*	Chipotle Mexican Grill Inc. Class A	371,132	101,085
*	O'Reilly Automotive Inc.	1,674,719	96,229
	Polo Ralph Lauren Corp. Class A	770,268	95,244
	Nordstrom Inc.	2,097,415	94,132
	Tiffany & Co.	1,514,398	93,045
*	CarMax Inc.	2,696,740	86,565
*	Dollar Tree Inc.	1,501,822	83,381
	Autoliv Inc.	1,063,839	78,969
*	Sirius XM Radio Inc.	47,083,954	78,159
	Whirlpool Corp.	911,607	77,815
	Darden Restaurants Inc.	1,576,801	77,468
	Interpublic Group of Cos. Inc.	5,861,583	73,680
	Family Dollar Stores Inc.	1,434,036	73,595
*	Royal Caribbean Cruises Ltd.	1,677,888	69,230
	Hasbro Inc.	1,470,095	68,859
*	TRW Automotive Holdings Corp.	1,241,045	68,357
	Wyndham Worldwide Corp.	2,098,026	66,738
	Newell Rubbermaid Inc.	3,481,717	66,605
*	Apollo Group Inc. Class A	1,589,991	66,318
	Advance Auto Parts Inc.	1,007,953	66,142
	Abercrombie & Fitch Co.	1,058,555	62,137
	H&R Block Inc.	3,700,138	61,940
*	Liberty Media Corp. - Capital	833,102	61,375
	Lear Corp.	1,218,446	59,545
^,* Liberty Global Inc. Class A		1,423,189	58,934
*	Fossil Inc.	624,000	58,438
	International Game Technology	3,574,528	58,015
	PetSmart Inc.	1,410,219	57,748
	Scripps Networks Interactive Inc. Class A	1,096,240	54,911
	Expedia Inc.	2,412,205	54,661
*	MGM Resorts International	4,048,910	53,243
*	Lululemon Athletica Inc.	596,016	53,075
*	Liberty Global Inc.	1,308,122	52,312
	Phillips-Van Heusen Corp.	795,887	51,756
*	NVR Inc.	64,252	48,574
*	Urban Outfitters Inc.	1,583,645	47,240
^,* Garmin Ltd.		1,391,641	47,121

*	Liberty Media Corp. - Starz	586,687	45,527
*	Dick's Sporting Goods Inc.	1,099,139	43,944
	Gannett Co. Inc.	2,865,049	43,635
	Leggett & Platt Inc.	1,755,986	43,022
*	Mohawk Industries Inc.	699,442	42,771
	DeVry Inc.	756,212	41,645
*	Goodyear Tire & Rubber Co.	2,767,770	41,461
	DR Horton Inc.	3,442,074	40,100
*	LKQ Corp.	1,645,592	39,659
	Harman International Industries Inc.	834,446	39,069
^,* GameStop Corp. Class A		1,724,360	38,833
	Foot Locker Inc.	1,866,757	36,812
	American Eagle Outfitters Inc.	2,229,222	35,422
*	Toll Brothers Inc.	1,690,788	33,427
	Lennar Corp. Class A	1,779,422	32,243
*	Pulte Group Inc.	4,125,103	30,526
*	Penn National Gaming Inc.	795,438	29,479
^	Washington Post Co. Class B	64,803	28,355
	Guess? Inc.	715,541	28,157
	Brinker International Inc.	1,107,039	28,008
*	ITT Educational Services Inc.	382,824	27,621
*	Lamar Advertising Co. Class A	695,625	25,696
*	Hyatt Hotels Corp. Class A	533,567	22,965
	Wendy's/Arby's Group Inc. Class A	4,014,476	20,193
^,* AutoNation Inc.		532,594	18,838
	CTC Media Inc.	657,157	15,489
*	Clear Channel Outdoor Holdings Inc. Class A	490,588	7,138
	Lennar Corp. Class B	63,528	932
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	8,389	1
			4,738,884
Consumer Staples (4.4%)
	Bunge Ltd.	1,650,864	119,407
	Whole Foods Market Inc.	1,763,171	116,193
	Coca-Cola Enterprises Inc.	4,063,154	110,924
	JM Smucker Co.	1,433,265	102,321
	Dr Pepper Snapple Group Inc.	2,723,592	101,209
*	Green Mountain Coffee Roasters Inc.	1,345,161	86,911
	McCormick & Co. Inc.	1,448,025	69,259
	Church & Dwight Co. Inc.	853,040	67,680
	Tyson Foods Inc. Class A	3,499,572	67,157
	Herbalife Ltd.	710,398	57,798
*	Energizer Holdings Inc.	804,142	57,223
*	Hansen Natural Corp.	902,826	54,377
	Hormel Foods Corp.	1,756,760	48,908
*	Constellation Brands Inc. Class A	2,250,328	45,637
*	Ralcorp Holdings Inc.	658,738	45,077
*	Smithfield Foods Inc.	1,791,993	43,115
	Alberto-Culver Co. Class B	1,067,243	39,776
	Flowers Foods Inc.	985,341	26,831
*	Dean Foods Co.	2,185,226	21,852
			1,281,655
Energy (10.7%)
*	Cameron International Corp.	2,909,133	166,111
	El Paso Corp.	8,444,788	152,006
	Consol Energy Inc.	2,708,609	145,263
	Pioneer Natural Resources Co.	1,392,415	141,915
*	FMC Technologies Inc.	1,435,717	135,647

*	Concho Resources Inc.	1,138,028	122,110
*	Newfield Exploration Co.	1,605,631	122,044
	Cimarex Energy Co.	1,015,876	117,070
	Range Resources Corp.	1,919,799	112,231
*	Denbury Resources Inc.	4,553,718	111,111
*	Nabors Industries Ltd.	3,422,769	103,984
*	Whiting Petroleum Corp.	1,404,444	103,156
*	Pride International Inc.	2,107,501	90,517
*	Petrohawk Energy Corp.	3,626,836	89,003
	Helmerich & Payne Inc.	1,271,147	87,315
^,* Alpha Natural Resources Inc.		1,443,814	85,719
	QEP Resources Inc.	2,106,258	85,388
	EQT Corp.	1,699,286	84,794
	Massey Energy Co.	1,163,401	79,530
*	McDermott International Inc.	2,799,825	71,088
	Arch Coal Inc.	1,948,370	70,219
*	Rowan Cos. Inc.	1,513,482	66,866
	Cabot Oil & Gas Corp.	1,246,801	66,043
	Sunoco Inc.	1,445,912	65,919
*	Kinder Morgan Management LLC	991,432	65,028
*	Plains Exploration & Production Co.	1,679,924	60,864
*	Oceaneering International Inc.	648,920	58,046
	Core Laboratories NV	538,863	55,056
	Patterson-UTI Energy Inc.	1,848,150	54,317
*	Dresser-Rand Group Inc.	966,087	51,802
*	Forest Oil Corp.	1,291,607	48,861
*	Tesoro Corp.	1,716,667	46,058
	EXCO Resources Inc.	2,163,962	44,707
	Southern Union Co.	1,418,652	40,602
*	Continental Resources Inc.	538,615	38,495
	Tidewater Inc.	616,405	36,892
*	Quicksilver Resources Inc.	1,430,037	20,464
*	Cobalt International Energy Inc.	1,067,842	17,950
			3,114,191
Financials (17.5%)
	Discover Financial Services	6,531,249	157,534
	Host Hotels & Resorts Inc.	7,986,559	140,643
	AvalonBay Communities Inc.	1,022,909	122,831
	Lincoln National Corp.	3,798,967	114,121
	Regions Financial Corp.	15,064,343	109,367
	ProLogis	6,824,433	109,054
	Health Care REIT Inc.	2,064,040	108,238
	Ventas Inc.	1,884,146	102,309
	KeyCorp	11,403,961	101,267
	Unum Group	3,803,550	99,843
*	CIT Group Inc.	2,281,589	97,082
	XL Group plc Class A	3,876,552	95,363
*	CB Richard Ellis Group Inc. Class A	3,485,304	93,058
*	IntercontinentalExchange Inc.	745,767	92,132
	Kimco Realty Corp.	4,868,690	89,292
*	SLM Corp.	5,823,772	89,104
	Leucadia National Corp.	2,334,520	87,638
	New York Community Bancorp Inc.	4,963,169	85,664
	Plum Creek Timber Co. Inc.	1,938,235	84,526
	Willis Group Holdings plc	2,046,401	82,593
*	Genworth Financial Inc. Class A	5,871,808	79,035
	Comerica Inc.	2,116,796	77,729

	Macerich Co.	1,560,186	77,276
	AMB Property Corp.	2,019,513	72,642
	SL Green Realty Corp.	938,501	70,575
	Huntington Bancshares Inc.	10,352,946	68,744
*	Affiliated Managers Group Inc.	618,455	67,640
	PartnerRe Ltd.	848,665	67,248
	Legg Mason Inc.	1,834,619	66,211
	Nationwide Health Properties Inc.	1,513,859	64,384
	Torchmark Corp.	960,006	63,821
^	Digital Realty Trust Inc.	1,084,726	63,066
	Cincinnati Financial Corp.	1,853,797	60,805
	Rayonier Inc.	966,111	60,198
	Federal Realty Investment Trust	737,712	60,168
*	Arch Capital Group Ltd.	586,238	58,149
	Everest Re Group Ltd.	659,364	58,143
	People's United Financial Inc.	4,424,095	55,655
	Reinsurance Group of America Inc. Class A	878,096	55,127
	Hudson City Bancorp Inc.	5,683,057	55,012
	UDR Inc.	2,183,985	53,224
	Realty Income Corp.	1,507,343	52,682
	Alexandria Real Estate Equities Inc.	663,621	51,743
	Jones Lang LaSalle Inc.	511,459	51,013
	WR Berkley Corp.	1,565,305	50,418
*	MSCI Inc. Class A	1,353,101	49,821
	Zions Bancorporation	2,133,970	49,209
	Assurant Inc.	1,277,736	49,206
	Axis Capital Holdings Ltd.	1,408,459	49,183
	Marshall & Ilsley Corp.	6,014,528	48,056
	Chimera Investment Corp.	12,088,912	47,872
*	Markel Corp.	110,704	45,881
	Raymond James Financial Inc.	1,198,834	45,843
	Eaton Vance Corp.	1,412,102	45,526
	RenaissanceRe Holdings Ltd.	658,201	45,409
	Liberty Property Trust	1,369,509	45,057
	HCC Insurance Holdings Inc.	1,382,583	43,289
	Regency Centers Corp.	981,966	42,696
	Duke Realty Corp.	3,023,316	42,357
*	NASDAQ OMX Group Inc.	1,542,451	39,857
	Cullen/Frost Bankers Inc.	657,828	38,825
	Brown & Brown Inc.	1,453,982	37,513
	SEI Investments Co.	1,569,884	37,489
	Old Republic International Corp.	2,948,426	37,415
	Transatlantic Holdings Inc.	758,434	36,913
	Fidelity National Financial Inc. Class A	2,585,703	36,536
	Commerce Bancshares Inc.	892,294	36,084
	First Horizon National Corp.	3,128,878	35,075
	Weingarten Realty Investors	1,371,750	34,376
	Hospitality Properties Trust	1,480,253	34,268
	Jefferies Group Inc.	1,339,356	33,404
	White Mountains Insurance Group Ltd.	89,572	32,622
	City National Corp.	562,471	32,089
	American Financial Group Inc.	904,584	31,679
	Piedmont Office Realty Trust Inc. Class A	1,594,419	30,948
^	Federated Investors Inc. Class B	1,110,708	29,711
	Associated Banc-Corp	1,971,487	29,277
	Assured Guaranty Ltd.	1,872,864	27,906
^,* St. Joe Co.		1,110,785	27,847
	Janus Capital Group Inc.	2,203,427	27,477

Validus Holdings Ltd.	728,363	24,276
Capitol Federal Financial Inc.	2,009,082	22,642
Greenhill & Co. Inc.	299,131	19,680
BOK Financial Corp.	326,707	16,884
Mercury General Corp.	328,697	12,862
TFS Financial Corp.	1,109,863	11,787
* LPL Investment Holdings Inc.	192,944	6,909
CBOE Holdings Inc.	153,253	4,440
		5,098,563
Health Care (10.4%)
* Humana Inc.	2,018,652	141,185
AmerisourceBergen Corp. Class A	3,314,295	131,113
* Edwards Lifesciences Corp.	1,369,372	119,135
* Mylan Inc.	5,219,619	118,329
* Life Technologies Corp.	2,239,451	117,392
* Vertex Pharmaceuticals Inc.	2,436,979	116,804
* Hospira Inc.	2,003,859	110,613
* Alexion Pharmaceuticals Inc.	1,085,301	107,097
* Illumina Inc.	1,499,748	105,087
* DaVita Inc.	1,165,789	99,687
* Varian Medical Systems Inc.	1,427,107	96,530
* Waters Corp.	1,095,401	95,190
* Cerner Corp.	844,527	93,911
* Watson Pharmaceuticals Inc.	1,589,089	89,005
Perrigo Co.	995,449	79,158
* Henry Schein Inc.	1,106,655	77,654
* CareFusion Corp.	2,673,821	75,402
* Hologic Inc.	3,117,016	69,198
Beckman Coulter Inc.	830,359	68,978
* Cephalon Inc.	902,166	68,366
* Mettler-Toledo International Inc.	393,608	67,701
* Dendreon Corp.	1,730,711	64,780
* Human Genome Sciences Inc.	2,263,194	62,125
DENTSPLY International Inc.	1,618,700	59,876
* Coventry Health Care Inc.	1,780,543	56,782
* ResMed Inc.	1,812,927	54,388
Universal Health Services Inc. Class B	1,078,155	53,272
* IDEXX Laboratories Inc.	689,558	53,248
* Endo Pharmaceuticals Holdings Inc.	1,386,065	52,892
* Community Health Systems Inc.	1,109,797	44,381
* Covance Inc.	777,695	42,555
* Kinetic Concepts Inc.	776,614	42,263
Omnicare Inc.	1,390,570	41,703
Warner Chilcott plc Class A	1,672,431	38,934
* Gen-Probe Inc.	578,134	38,359
* Alere Inc.	966,605	37,833
Pharmaceutical Product Development Inc.	1,354,286	37,527
Patterson Cos. Inc.	1,115,107	35,895
Lincare Holdings Inc.	1,170,581	34,719
Techne Corp.	422,551	30,255
* Bio-Rad Laboratories Inc. Class A	230,544	27,698
* Charles River Laboratories International Inc.	588,497	22,587
* Myriad Genetics Inc.	1,108,100	22,328
* Amylin Pharmaceuticals Inc.	1,727,193	19,638
		3,021,573
Industrials (12.2%)
Rockwell Automation Inc.	1,700,574	160,959

Dover Corp.	2,240,241	147,273
Goodrich Corp.	1,503,679	128,610
Cooper Industries plc	1,951,310	126,640
Joy Global Inc.	1,238,618	122,388
Fastenal Co.	1,591,351	103,167
Roper Industries Inc.	1,135,464	98,172
WW Grainger Inc.	703,961	96,921
Textron Inc.	3,296,987	90,305
* United Continental Holdings Inc.	3,802,774	87,426
* Stericycle Inc.	974,498	86,409
Flowserve Corp.	669,497	86,231
Bucyrus International Inc. Class A	923,066	84,414
AMETEK Inc.	1,919,596	84,213
Pall Corp.	1,381,477	79,587
* Jacobs Engineering Group Inc.	1,512,373	77,781
KBR Inc.	1,810,228	68,372
Iron Mountain Inc.	2,159,783	67,450
* Kansas City Southern	1,230,457	66,998
Pitney Bowes Inc.	2,438,424	62,643
Manpower Inc.	978,111	61,504
* AGCO Corp.	1,115,777	61,334
Masco Corp.	4,315,565	60,073
Equifax Inc.	1,479,711	57,487
* Quanta Services Inc.	2,532,162	56,796
* Foster Wheeler AG	1,477,575	55,586
* Navistar International Corp.	774,001	53,662
Donaldson Co. Inc.	871,446	53,411
Timken Co.	989,732	51,763
Robert Half International Inc.	1,676,303	51,295
JB Hunt Transport Services Inc.	1,108,651	50,355
Avery Dennison Corp.	1,180,847	49,548
* Owens Corning	1,345,639	48,430
* Terex Corp.	1,306,139	48,379
* Verisk Analytics Inc. Class A	1,474,045	48,290
Dun & Bradstreet Corp.	597,446	47,939
SPX Corp.	602,049	47,797
Cintas Corp.	1,568,127	47,467
RR Donnelley & Sons Co.	2,473,799	46,804
* Babcock & Wilcox Co.	1,399,657	46,721
* Hertz Global Holdings Inc.	2,977,478	46,538
* URS Corp.	992,460	45,703
Pentair Inc.	1,183,719	44,733
* IHS Inc. Class A	500,418	44,412
MSC Industrial Direct Co. Class A	537,733	36,819
* Sensata Technologies Holding NV	1,045,793	36,320
* Shaw Group Inc.	1,018,887	36,079
Towers Watson & Co. Class A	625,348	34,682
Harsco Corp.	965,403	34,069
* Spirit Aerosystems Holdings Inc. Class A	1,284,835	32,982
* Aecom Technology Corp.	1,137,195	31,534
Ryder System Inc.	620,413	31,393
* Copart Inc.	714,017	30,938
* Nielsen Holdings NV	1,042,215	28,463
Alliant Techsystems Inc.	399,467	28,230
Covanta Holding Corp.	1,563,997	26,713
* FTI Consulting Inc.	556,948	21,348
		3,561,556

Information Technology (14.7%)
Altera Corp.	3,748,552	165,011
* SanDisk Corp.	2,812,453	129,626
* Micron Technology Inc.	10,753,242	123,232
* Autodesk Inc.	2,723,645	120,140
Amphenol Corp. Class A	2,094,125	113,899
* Fiserv Inc.	1,783,681	111,873
* BMC Software Inc.	2,130,945	105,993
* Red Hat Inc.	2,285,701	103,748
* Western Digital Corp.	2,756,042	102,773
Xilinx Inc.	3,107,676	101,932
* Teradata Corp.	2,008,840	101,848
* F5 Networks Inc.	969,674	99,459
KLA-Tencor Corp.	2,003,631	94,912
Linear Technology Corp.	2,703,343	90,913
Maxim Integrated Products Inc.	3,550,710	90,898
Computer Sciences Corp.	1,852,752	90,285
Microchip Technology Inc.	2,240,694	85,169
* Lam Research Corp.	1,475,003	83,574
* Akamai Technologies Inc.	2,186,897	83,102
* Seagate Technology plc	5,670,336	81,653
* Motorola Mobility Holdings Inc.	3,323,902	81,103
* Electronic Arts Inc.	3,979,835	77,726
Harris Corp.	1,538,487	76,309
* Atmel Corp.	5,496,456	74,917
VeriSign Inc.	2,062,710	74,691
* Trimble Navigation Ltd.	1,440,008	72,778
* Rovi Corp.	1,338,070	71,787
* Skyworks Solutions Inc.	2,198,296	71,269
* Flextronics International Ltd.	9,189,300	68,644
Avago Technologies Ltd.	2,203,448	68,527
FLIR Systems Inc.	1,902,084	65,831
* Riverbed Technology Inc.	1,674,599	63,049
* Avnet Inc.	1,822,155	62,117
* SAIC Inc.	3,565,525	60,329
* Advanced Micro Devices Inc.	6,948,740	59,759
* ANSYS Inc.	1,091,178	59,131
* Arrow Electronics Inc.	1,388,625	58,156
* Cree Inc.	1,235,537	57,032
* Nuance Communications Inc.	2,860,516	55,952
Factset Research Systems Inc.	528,344	55,333
* Alliance Data Systems Corp.	623,699	53,570
* ON Semiconductor Corp.	5,187,906	51,205
* LSI Corp.	7,392,969	50,272
* Equinix Inc.	551,685	50,259
* Synopsys Inc.	1,781,415	49,256
Jabil Circuit Inc.	2,350,719	48,025
Global Payments Inc.	955,601	46,748
National Semiconductor Corp.	2,872,721	41,195
* Novellus Systems Inc.	1,081,720	40,164
* Ingram Micro Inc.	1,880,622	39,550
Total System Services Inc.	1,981,152	35,700
* MEMC Electronic Materials Inc.	2,727,152	35,344
Lender Processing Services Inc.	1,095,126	35,252
* Lexmark International Inc. Class A	942,175	34,898
Broadridge Financial Solutions Inc.	1,499,292	34,019
* Brocade Communications Systems Inc.	5,436,975	33,437
* IAC/InterActiveCorp	1,050,314	32,444

*	Dolby Laboratories Inc. Class A	631,390	31,071
*	AOL Inc.	1,280,316	25,005
	DST Systems Inc.	443,719	23,437
	Molex Inc.	898,904	22,581
	Tellabs Inc.	4,203,855	22,028
*	Genpact Ltd.	1,191,023	17,246
	Molex Inc. Class A	743,795	15,389
			4,282,575
Materials (6.8%)
	Cliffs Natural Resources Inc.	1,624,652	159,671
	CF Industries Holdings Inc.	853,084	116,693
	Lubrizol Corp.	787,189	105,452
	United States Steel Corp.	1,722,394	92,906
	Sigma-Aldrich Corp.	1,454,838	92,586
	Walter Energy Inc.	634,446	85,923
	Eastman Chemical Co.	865,067	85,918
	Celanese Corp. Class A	1,866,918	82,835
*	Crown Holdings Inc.	1,911,073	73,729
	Ball Corp.	2,012,576	72,151
	Allegheny Technologies Inc.	1,064,002	72,054
	Vulcan Materials Co.	1,539,589	70,205
	FMC Corp.	826,470	70,192
	Airgas Inc.	957,777	63,616
	MeadWestvaco Corp.	2,017,569	61,193
	International Flavors & Fragrances Inc.	958,740	59,729
*	Owens-Illinois Inc.	1,962,179	59,238
	Albemarle Corp.	988,214	59,066
	Ashland Inc.	898,273	51,884
	Sealed Air Corp.	1,914,787	51,048
	Reliance Steel & Aluminum Co.	850,141	49,121
	Martin Marietta Materials Inc.	546,102	48,969
	Steel Dynamics Inc.	2,472,586	46,410
	Nalco Holding Co.	1,658,826	45,303
	Sonoco Products Co.	1,233,993	44,708
	Valspar Corp.	1,122,034	43,872
	Bemis Co. Inc.	1,297,622	42,575
	Scotts Miracle-Gro Co. Class A	559,100	32,344
*	Titanium Metals Corp.	1,080,349	20,073
	Greif Inc. Class A	296,847	19,417
			1,978,881
Telecommunication Services (1.4%)
	Frontier Communications Corp.	11,919,666	97,980
*	NII Holdings Inc.	2,030,100	84,594
	Windstream Corp.	5,801,116	74,660
*	SBA Communications Corp. Class A	1,309,617	51,966
*	MetroPCS Communications Inc.	2,975,549	48,323
	Telephone & Data Systems Inc.	578,813	17,086
*	United States Cellular Corp.	221,441	11,402
	Telephone & Data Systems Inc.	336,027	11,324
^,* Clearwire Corp. Class A		1,750,995	9,788
			407,123
Utilities (5.7%)
	DTE Energy Co.	2,028,284	99,305
	Wisconsin Energy Corp.	2,803,996	85,522
	CenterPoint Energy Inc.	4,821,610	84,667
	Oneok Inc.	1,213,381	81,151
	Ameren Corp.	2,876,330	80,739

Northeast Utilities			2,114,273	73,154
Constellation Energy Group Inc.			2,276,095	70,855
* Calpine Corp.			4,265,126	67,688
NiSource Inc.			3,337,147	64,006
* NRG Energy Inc.			2,964,146	63,848
National Fuel Gas Co.			837,722	61,991
OGE Energy Corp.			1,168,901	59,100
American Water Works Co. Inc.			2,096,906	58,818
CMS Energy Corp.			2,932,691	57,598
NSTAR			1,242,176	57,475
SCANA Corp.			1,449,254	57,057
Pinnacle West Capital Corp.			1,303,628	55,782
Alliant Energy Corp.			1,329,293	51,749
Energen Corp.			819,100	51,702
Pepco Holdings Inc.			2,692,020	50,206
MDU Resources Group Inc.			2,144,556	49,260
Integrys Energy Group Inc.			930,366	46,993
TECO Energy Inc.			2,446,284	45,892
UGI Corp.			1,324,667	43,582
NV Energy Inc.			2,820,077	41,991
DPL Inc.			1,426,596	39,103
Aqua America Inc.			1,649,614	37,760
AGL Resources Inc.			936,092	37,294
				1,674,288
Total Common Stocks (Cost $22,345,524)				29,159,289
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.208%		190,320,000	190,320

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.175%	5/25/11	300	300
Total Temporary Cash Investments (Cost $190,619)				190,620
Total Investments (100.6%) (Cost $22,536,143)				29,349,909
Other Assets and Liabilities-Net (-0.6%)[3]				(182,920)
Net Assets (100%)				29,166,989

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $140,310,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $145,704,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Mid-Cap Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,159,289	—	—
Temporary Cash Investments	190,320	300	—
Futures Contracts—Assets[1]	17	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	29,349,625	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Mid-Cap Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P MidCap 400 Index	June 2011	5	2,468	138
E-mini S&P MidCap 400 Index	June 2011	10	987	48

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2011, the cost of investment securities for tax purposes was $22,536,143,000. Net unrealized appreciation of investment securities for tax purposes was $6,813,766,000, consisting of unrealized gains of $7,737,936,000 on securities that had risen in value since their purchase and $924,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (20.4%)
Starwood Hotels & Resorts Worldwide Inc.	370,448	21,530
* Netflix Inc.	86,290	20,479
Harley-Davidson Inc.	457,555	19,442
* BorgWarner Inc.	221,012	17,612
Ross Stores Inc.	234,045	16,645
Virgin Media Inc.	595,537	16,550
Cablevision Systems Corp. Class A	477,346	16,521
* Chipotle Mexican Grill Inc. Class A	60,115	16,374
* O'Reilly Automotive Inc.	271,352	15,592
Polo Ralph Lauren Corp. Class A	124,783	15,429
Nordstrom Inc.	339,776	15,249
Tiffany & Co.	245,335	15,073
* CarMax Inc.	436,838	14,023
* Dollar Tree Inc.	243,306	13,508
* Sirius XM Radio Inc.	7,626,403	12,660
Interpublic Group of Cos. Inc.	949,454	11,935
Family Dollar Stores Inc.	232,333	11,923
* Apollo Group Inc. Class A	257,586	10,744
Advance Auto Parts Inc.	163,377	10,721
Abercrombie & Fitch Co.	171,558	10,070
* Liberty Media Corp. - Capital	134,895	9,938
* Liberty Global Inc. Class A	230,580	9,548
* Fossil Inc.	101,182	9,476
International Game Technology	579,145	9,400
PetSmart Inc.	228,305	9,349
Scripps Networks Interactive Inc. Class A	177,630	8,898
Expedia Inc.	390,738	8,854
* MGM Resorts International	656,034	8,627
* Lululemon Athletica Inc.	96,474	8,591
* Liberty Global Inc.	211,950	8,476
Autoliv Inc.	112,098	8,321
* Urban Outfitters Inc.	256,650	7,656
* Liberty Media Corp. - Starz	94,992	7,371
* TRW Automotive Holdings Corp.	130,594	7,193
* Dick's Sporting Goods Inc.	178,100	7,120
DeVry Inc.	122,447	6,743
* Goodyear Tire & Rubber Co.	448,304	6,716
* LKQ Corp.	266,235	6,416
Lear Corp.	128,203	6,265
Phillips-Van Heusen Corp.	83,780	5,448
Guess? Inc.	115,885	4,560
* ITT Educational Services Inc.	61,979	4,472
* NVR Inc.	5,212	3,940
* Royal Caribbean Cruises Ltd.	95,055	3,922
Harman International Industries Inc.	67,588	3,165
American Eagle Outfitters Inc.	180,460	2,868
* Lamar Advertising Co. Class A	73,043	2,698
CTC Media Inc.	106,360	2,507

* Hyatt Hotels Corp. Class A	56,161	2,417
* Penn National Gaming Inc.	64,391	2,386
Wendy's/Arby's Group Inc. Class A	421,650	2,121
* Toll Brothers Inc.	95,661	1,891
* Clear Channel Outdoor Holdings Inc. Class A	51,441	749
		500,182
Consumer Staples (3.4%)
Whole Foods Market Inc.	285,623	18,823
* Green Mountain Coffee Roasters Inc.	217,922	14,080
Herbalife Ltd.	114,989	9,356
* Energizer Holdings Inc.	130,163	9,262
* Hansen Natural Corp.	146,311	8,812
Dr Pepper Snapple Group Inc.	220,620	8,198
Alberto-Culver Co. Class B	172,693	6,436
Flowers Foods Inc.	159,465	4,342
Hormel Foods Corp.	99,409	2,768
		82,077
Energy (15.3%)
* Cameron International Corp.	471,251	26,908
Consol Energy Inc.	438,748	23,530
Pioneer Natural Resources Co.	225,570	22,990
* FMC Technologies Inc.	232,562	21,972
* Concho Resources Inc.	184,350	19,781
Range Resources Corp.	310,968	18,179
* Whiting Petroleum Corp.	227,504	16,710
* Petrohawk Energy Corp.	587,453	14,416
Helmerich & Payne Inc.	205,908	14,144
* Alpha Natural Resources Inc.	233,983	13,892
QEP Resources Inc.	341,208	13,833
EQT Corp.	275,270	13,736
Massey Energy Co.	188,533	12,888
El Paso Corp.	684,030	12,312
* McDermott International Inc.	453,555	11,516
Arch Coal Inc.	315,433	11,368
* Nabors Industries Ltd.	360,382	10,948
Cabot Oil & Gas Corp.	202,050	10,703
Sunoco Inc.	234,322	10,683
* Newfield Exploration Co.	130,071	9,887
* Oceaneering International Inc.	105,219	9,412
Core Laboratories NV	87,205	8,910
* Dresser-Rand Group Inc.	156,499	8,391
EXCO Resources Inc.	350,635	7,244
* Denbury Resources Inc.	257,942	6,294
* Continental Resources Inc.	87,179	6,231
* Kinder Morgan Management LLC	80,300	5,267
* Forest Oil Corp.	135,982	5,144
* Quicksilver Resources Inc.	231,469	3,312
* Cobalt International Energy Inc.	172,792	2,905
		373,506
Financials (7.2%)
Discover Financial Services	1,057,993	25,519
Host Hotels & Resorts Inc.	1,293,686	22,782
* CIT Group Inc.	369,568	15,725
* CB Richard Ellis Group Inc. Class A	564,595	15,075

*	IntercontinentalExchange Inc.	120,841	14,929
*	Affiliated Managers Group Inc.	100,194	10,958
	AvalonBay Communities Inc.	82,937	9,959
	Jones Lang LaSalle Inc.	82,929	8,271
*	MSCI Inc. Class A	219,214	8,071
	Eaton Vance Corp.	228,530	7,368
	Brown & Brown Inc.	235,243	6,069
	SEI Investments Co.	254,096	6,068
*,^ St. Joe Co.		179,793	4,507
	Janus Capital Group Inc.	356,697	4,448
^	Digital Realty Trust Inc.	61,447	3,573
	Greenhill & Co. Inc.	48,347	3,181
	Alexandria Real Estate Equities Inc.	37,556	2,928
	Duke Realty Corp.	171,363	2,401
	First Horizon National Corp.	176,949	1,984
	TFS Financial Corp.	179,180	1,903
	CBOE Holdings Inc.	24,829	719
			176,438
Health Care (15.1%)
	AmerisourceBergen Corp. Class A	536,848	21,238
*	Edwards Lifesciences Corp.	221,849	19,301
*	Mylan Inc.	845,471	19,167
*	Life Technologies Corp.	362,773	19,017
*	Vertex Pharmaceuticals Inc.	394,811	18,923
*	Hospira Inc.	324,644	17,920
*	Alexion Pharmaceuticals Inc.	175,836	17,351
*	Illumina Inc.	242,962	17,024
*	DaVita Inc.	188,828	16,147
*	Varian Medical Systems Inc.	231,150	15,635
*	Waters Corp.	177,430	15,419
*	Cerner Corp.	136,897	15,223
*	Watson Pharmaceuticals Inc.	257,472	14,421
	Perrigo Co.	161,263	12,824
*	Henry Schein Inc.	179,281	12,580
*	Mettler-Toledo International Inc.	63,729	10,961
*	Dendreon Corp.	280,429	10,496
*	Human Genome Sciences Inc.	366,732	10,067
	DENTSPLY International Inc.	262,061	9,694
*	ResMed Inc.	293,708	8,811
*	IDEXX Laboratories Inc.	111,807	8,634
*	Covance Inc.	125,938	6,891
*	Gen-Probe Inc.	93,610	6,211
*	CareFusion Corp.	216,334	6,101
	Patterson Cos. Inc.	180,433	5,808
*	Cephalon Inc.	73,018	5,533
	Techne Corp.	68,402	4,898
*	Bio-Rad Laboratories Inc. Class A	37,352	4,487
	Warner Chilcott plc Class A	176,104	4,100
*	Myriad Genetics Inc.	179,381	3,614
*	Community Health Systems Inc.	89,826	3,592
*	Amylin Pharmaceuticals Inc.	279,477	3,178
*	Endo Pharmaceuticals Holdings Inc.	78,392	2,991
	Lincare Holdings Inc.	66,205	1,964
			370,221

Industrials (14.2%)
Joy Global Inc.	200,630	19,824
Fastenal Co.	257,770	16,711
Roper Industries Inc.	183,934	15,903
WW Grainger Inc.	114,061	15,704
Textron Inc.	534,064	14,628
* Stericycle Inc.	157,842	13,996
Flowserve Corp.	108,409	13,963
Bucyrus International Inc. Class A	149,508	13,673
AMETEK Inc.	310,949	13,641
Rockwell Automation Inc.	137,641	13,028
* Jacobs Engineering Group Inc.	244,983	12,600
Iron Mountain Inc.	349,944	10,929
* Kansas City Southern	199,354	10,855
* AGCO Corp.	180,823	9,940
* Quanta Services Inc.	410,256	9,202
* Foster Wheeler AG	239,394	9,006
* Navistar International Corp.	125,398	8,694
Donaldson Co. Inc.	141,072	8,646
Robert Half International Inc.	271,350	8,303
JB Hunt Transport Services Inc.	179,616	8,158
* Verisk Analytics Inc. Class A	238,808	7,823
Dun & Bradstreet Corp.	96,691	7,759
* Babcock & Wilcox Co.	226,567	7,563
* IHS Inc. Class A	81,030	7,191
Pall Corp.	111,839	6,443
MSC Industrial Direct Co. Class A	87,041	5,960
* Sensata Technologies Holding NV	169,231	5,877
* Shaw Group Inc.	164,883	5,839
* Spirit Aerosystems Holdings Inc. Class A	207,922	5,337
* Copart Inc.	115,594	5,009
Manpower Inc.	79,238	4,983
* Nielsen Holdings NV	168,647	4,606
Alliant Techsystems Inc.	64,757	4,576
Covanta Holding Corp.	253,166	4,324
* Terex Corp.	105,600	3,911
SPX Corp.	48,863	3,879
* FTI Consulting Inc.	90,027	3,451
* Owens Corning	76,226	2,743
* Hertz Global Holdings Inc.	168,638	2,636
		347,314
Information Technology (17.4%)
Altera Corp.	607,206	26,729
* SanDisk Corp.	455,586	20,998
* Autodesk Inc.	441,256	19,464
Amphenol Corp. Class A	339,272	18,453
* Fiserv Inc.	288,994	18,126
* BMC Software Inc.	345,228	17,172
* Red Hat Inc.	370,285	16,807
* Teradata Corp.	325,429	16,499
* F5 Networks Inc.	157,110	16,115
Linear Technology Corp.	437,914	14,727
* Akamai Technologies Inc.	354,295	13,463
* Atmel Corp.	890,284	12,135
VeriSign Inc.	334,104	12,098

*	Trimble Navigation Ltd.	233,285	11,790
*	Rovi Corp.	216,651	11,623
*	Skyworks Solutions Inc.	356,083	11,544
	Avago Technologies Ltd.	357,005	11,103
	FLIR Systems Inc.	308,153	10,665
*	Riverbed Technology Inc.	271,356	10,217
*	ANSYS Inc.	176,837	9,583
*	Cree Inc.	200,169	9,240
*	Nuance Communications Inc.	463,036	9,057
	Factset Research Systems Inc.	85,588	8,964
*	Alliance Data Systems Corp.	100,945	8,670
*	Western Digital Corp.	223,293	8,327
*	ON Semiconductor Corp.	840,470	8,295
	Xilinx Inc.	251,520	8,250
*	Electronic Arts Inc.	418,660	8,176
*	Equinix Inc.	89,288	8,134
	Global Payments Inc.	154,680	7,567
*	MEMC Electronic Materials Inc.	441,409	5,721
	Broadridge Financial Solutions Inc.	242,720	5,507
*	Brocade Communications Systems Inc.	880,002	5,412
*	Dolby Laboratories Inc. Class A	102,267	5,033
*	Lam Research Corp.	83,565	4,735
*	Motorola Mobility Holdings Inc.	188,335	4,595
*	Advanced Micro Devices Inc.	393,713	3,386
	Lender Processing Services Inc.	88,633	2,853
*	Genpact Ltd.	192,355	2,785
	DST Systems Inc.	35,899	1,896
			425,914
Materials (5.3%)
	CF Industries Holdings Inc.	138,232	18,909
	Lubrizol Corp.	127,519	17,082
	Sigma-Aldrich Corp.	235,684	14,999
	Celanese Corp. Class A	302,449	13,420
*	Crown Holdings Inc.	309,552	11,942
	Ball Corp.	325,990	11,687
	Allegheny Technologies Inc.	172,442	11,678
	United States Steel Corp.	181,353	9,782
	Nalco Holding Co.	268,768	7,340
	Scotts Miracle-Gro Co. Class A	90,489	5,235
	FMC Corp.	46,951	3,987
	Martin Marietta Materials Inc.	30,966	2,777
*	Titanium Metals Corp.	113,678	2,112
			130,950
Telecommunication Services (1.3%)
*	NII Holdings Inc.	328,909	13,705
*	SBA Communications Corp. Class A	212,063	8,415
*	MetroPCS Communications Inc.	481,505	7,820
*,^ Clearwire Corp. Class A		183,975	1,028
			30,968
Utilities (0.4%)
*	Calpine Corp.	690,878	10,964

Total Common Stocks (Cost $1,871,150)			2,448,534

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1,2] Vanguard Market Liquidity Fund (Cost $7,724)	0.208%	7,723,912	7,724

Total Investments (100.3%) (Cost $1,878,874)			2,456,258
Other Assets and Liabilities-Net (-0.3%)[2]			(7,201)
Net Assets (100%)			2,449,057

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,080,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $3,194,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At March 31, 2011, the cost of investment securities for tax purposes was $1,878,874,000. Net unrealized appreciation of investment securities for tax purposes was $577,384,000, consisting of unrealized gains of $593,559,000 on securities that had risen in value since their purchase and $16,175,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments
As of March 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.8%)
	Fortune Brands Inc.	218,460	13,520
*	Liberty Media Corp. - Interactive	814,503	13,065
	Limited Brands Inc.	395,654	13,009
	Mattel Inc.	513,787	12,809
	Genuine Parts Co.	225,526	12,097
	Whirlpool Corp.	108,818	9,289
	Darden Restaurants Inc.	188,241	9,248
	Hasbro Inc.	175,522	8,221
	Wyndham Worldwide Corp.	250,412	7,966
	Newell Rubbermaid Inc.	415,564	7,950
	H&R Block Inc.	441,481	7,390
*,^ Garmin Ltd.		166,201	5,628
*	Royal Caribbean Cruises Ltd.	130,102	5,368
	Gannett Co. Inc.	341,904	5,207
	Leggett & Platt Inc.	209,668	5,137
*	Mohawk Industries Inc.	83,459	5,103
	DR Horton Inc.	410,732	4,785
*	GameStop Corp. Class A	205,709	4,633
	Foot Locker Inc.	222,829	4,394
	Lennar Corp. Class A	219,903	3,985
*	Pulte Group Inc.	492,189	3,642
	Washington Post Co. Class B	7,745	3,389
	Brinker International Inc.	132,162	3,344
	Autoliv Inc.	44,470	3,301
*	NVR Inc.	3,837	2,901
*	TRW Automotive Holdings Corp.	51,832	2,855
*	Toll Brothers Inc.	131,138	2,593
	Lear Corp.	50,916	2,488
	Harman International Industries Inc.	49,893	2,336
*,^ AutoNation Inc.		63,475	2,245
	Phillips-Van Heusen Corp.	33,299	2,165
	American Eagle Outfitters Inc.	133,160	2,116
*	Penn National Gaming Inc.	47,462	1,759
*	Lamar Advertising Co. Class A	28,988	1,071
*	Hyatt Hotels Corp. Class A	22,268	958
	Wendy's/Arby's Group Inc. Class A	168,177	846
*	Clear Channel Outdoor Holdings Inc. Class A	20,497	298
			197,111
Consumer Staples (5.5%)
	Bunge Ltd.	197,026	14,251
	Coca-Cola Enterprises Inc.	484,937	13,239
	JM Smucker Co.	171,046	12,211
	McCormick & Co. Inc.	172,852	8,267
	Church & Dwight Co. Inc.	101,844	8,080
	Tyson Foods Inc. Class A	417,845	8,018
	Dr Pepper Snapple Group Inc.	162,463	6,037
*	Constellation Brands Inc. Class A	268,552	5,446
*	Ralcorp Holdings Inc.	78,645	5,382

* Smithfield Foods Inc.	213,904	5,147
Hormel Foods Corp.	136,227	3,793
* Dean Foods Co.	260,808	2,608
		92,479
Energy (5.8%)
Cimarex Energy Co.	121,304	13,979
* Pride International Inc.	251,669	10,809
El Paso Corp.	503,926	9,071
* Denbury Resources Inc.	353,410	8,623
* Rowan Cos. Inc.	180,697	7,983
* Newfield Exploration Co.	95,795	7,281
* Plains Exploration & Production Co.	200,535	7,266
Patterson-UTI Energy Inc.	220,572	6,483
* Tesoro Corp.	204,950	5,499
Southern Union Co.	169,307	4,846
Tidewater Inc.	73,607	4,405
* Nabors Industries Ltd.	142,959	4,343
* Kinder Morgan Management LLC	59,126	3,878
* Forest Oil Corp.	53,924	2,040
		96,506
Financials (28.6%)
Lincoln National Corp.	453,531	13,624
Regions Financial Corp.	1,797,687	13,051
ProLogis	814,379	13,014
Health Care REIT Inc.	246,429	12,923
Ventas Inc.	224,839	12,209
KeyCorp	1,360,851	12,084
Unum Group	453,883	11,914
XL Group plc Class A	462,833	11,386
Kimco Realty Corp.	581,172	10,659
* SLM Corp.	695,282	10,638
Leucadia National Corp.	278,601	10,459
New York Community Bancorp Inc.	592,483	10,226
Plum Creek Timber Co. Inc.	231,322	10,088
Willis Group Holdings plc	244,337	9,861
* Genworth Financial Inc. Class A	700,954	9,435
Comerica Inc.	252,615	9,276
Macerich Co.	186,279	9,226
AMB Property Corp.	241,022	8,670
SL Green Realty Corp.	112,019	8,424
Huntington Bancshares Inc.	1,235,862	8,206
PartnerRe Ltd.	101,304	8,027
Legg Mason Inc.	218,982	7,903
Nationwide Health Properties Inc.	180,756	7,688
Torchmark Corp.	114,585	7,618
AvalonBay Communities Inc.	61,106	7,338
Cincinnati Financial Corp.	221,397	7,262
Federal Realty Investment Trust	88,128	7,188
Rayonier Inc.	115,322	7,186
Everest Re Group Ltd.	78,714	6,941
* Arch Capital Group Ltd.	69,950	6,938
People's United Financial Inc.	528,036	6,643
Reinsurance Group of America Inc. Class A	104,791	6,579
Hudson City Bancorp Inc.	678,140	6,564
UDR Inc.	260,730	6,354
Realty Income Corp.	179,892	6,287
WR Berkley Corp.	186,915	6,020

Zions Bancorporation	254,759	5,875
Assurant Inc.	152,536	5,874
Axis Capital Holdings Ltd.	168,093	5,870
Marshall & Ilsley Corp.	718,243	5,739
Chimera Investment Corp.	1,443,488	5,716
* Markel Corp.	13,206	5,473
Raymond James Financial Inc.	143,126	5,473
RenaissanceRe Holdings Ltd.	78,561	5,420
Liberty Property Trust	163,459	5,378
HCC Insurance Holdings Inc.	165,008	5,166
Regency Centers Corp.	117,222	5,097
^ Digital Realty Trust Inc.	84,129	4,891
* NASDAQ OMX Group Inc.	184,083	4,757
Cullen/Frost Bankers Inc.	78,457	4,630
Old Republic International Corp.	351,913	4,466
Transatlantic Holdings Inc.	90,641	4,411
Fidelity National Financial Inc. Class A	308,574	4,360
Commerce Bancshares Inc.	106,624	4,312
Weingarten Realty Investors	163,802	4,105
Hospitality Properties Trust	176,759	4,092
Alexandria Real Estate Equities Inc.	51,489	4,015
Jefferies Group Inc.	159,847	3,987
White Mountains Insurance Group Ltd.	10,698	3,896
City National Corp.	67,094	3,828
American Financial Group Inc.	107,999	3,782
Piedmont Office Realty Trust Inc. Class A	190,297	3,694
^ Federated Investors Inc. Class B	132,509	3,545
Associated Banc-Corp	235,317	3,494
Assured Guaranty Ltd.	223,502	3,330
Duke Realty Corp.	234,546	3,286
Validus Holdings Ltd.	86,943	2,898
First Horizon National Corp.	242,683	2,720
Capitol Federal Financial Inc.	239,822	2,703
BOK Financial Corp.	39,057	2,018
Mercury General Corp.	39,318	1,538
* LPL Investment Holdings Inc.	23,115	828
		478,576
Health Care (5.2%)
* Humana Inc.	240,908	16,849
* Hologic Inc.	371,957	8,257
Beckman Coulter Inc.	99,165	8,238
* Coventry Health Care Inc.	212,572	6,779
Universal Health Services Inc. Class B	128,833	6,366
* Kinetic Concepts Inc.	92,739	5,047
Omnicare Inc.	165,892	4,975
* Alere Inc.	115,459	4,519
* CareFusion Corp.	159,545	4,499
Pharmaceutical Product Development Inc.	161,651	4,479
* Endo Pharmaceuticals Holdings Inc.	107,584	4,105
* Cephalon Inc.	53,851	4,081
Lincare Holdings Inc.	90,880	2,696
* Charles River Laboratories International Inc.	70,154	2,693
* Community Health Systems Inc.	66,178	2,646
Warner Chilcott plc Class A	69,772	1,624
		87,853
Industrials (10.1%)
Dover Corp.	267,479	17,584

Goodrich Corp.	179,468	15,350
Cooper Industries plc	232,926	15,117
* United Continental Holdings Inc.	453,952	10,436
Rockwell Automation Inc.	101,493	9,606
KBR Inc.	216,065	8,161
Pitney Bowes Inc.	291,063	7,477
Masco Corp.	515,328	7,173
Equifax Inc.	176,674	6,864
Timken Co.	118,158	6,180
Avery Dennison Corp.	141,068	5,919
Cintas Corp.	187,176	5,666
RR Donnelley & Sons Co.	295,320	5,588
* URS Corp.	118,458	5,455
Pentair Inc.	141,261	5,338
Pall Corp.	82,425	4,749
Towers Watson & Co. Class A	74,692	4,142
Harsco Corp.	115,327	4,070
* Aecom Technology Corp.	135,713	3,763
* Owens Corning	104,440	3,759
Ryder System Inc.	74,186	3,754
Manpower Inc.	58,387	3,671
* Hertz Global Holdings Inc.	231,030	3,611
* Terex Corp.	77,998	2,889
SPX Corp.	35,937	2,853
		169,175
Information Technology (11.8%)
* Micron Technology Inc.	1,283,735	14,712
KLA-Tencor Corp.	239,114	11,327
Maxim Integrated Products Inc.	423,890	10,852
Computer Sciences Corp.	221,244	10,781
Microchip Technology Inc.	267,499	10,168
* Seagate Technology plc	676,880	9,747
Harris Corp.	183,632	9,108
* Flextronics International Ltd.	1,096,903	8,194
* Avnet Inc.	217,438	7,412
* SAIC Inc.	425,547	7,200
* Arrow Electronics Inc.	165,765	6,942
* Lam Research Corp.	114,458	6,485
* Motorola Mobility Holdings Inc.	257,793	6,290
* Western Digital Corp.	164,474	6,133
Xilinx Inc.	185,473	6,084
* LSI Corp.	882,834	6,003
* Synopsys Inc.	212,640	5,880
Jabil Circuit Inc.	280,640	5,733
National Semiconductor Corp.	342,840	4,916
* Novellus Systems Inc.	129,175	4,796
* Ingram Micro Inc.	224,466	4,721
* Advanced Micro Devices Inc.	538,925	4,635
Total System Services Inc.	236,360	4,259
* Lexmark International Inc. Class A	112,556	4,169
* IAC/InterActiveCorp	125,388	3,873
* Electronic Arts Inc.	166,250	3,247
* AOL Inc.	152,853	2,985
Tellabs Inc.	501,728	2,629
Molex Inc.	88,864	2,232
Molex Inc. Class A	107,085	2,216
Lender Processing Services Inc.	65,450	2,107

DST Systems Inc.	26,535	1,402
		197,238
Materials (8.3%)
Cliffs Natural Resources Inc.	193,965	19,063
Eastman Chemical Co.	103,243	10,254
Walter Energy Inc.	75,700	10,252
Vulcan Materials Co.	183,832	8,383
Airgas Inc.	114,348	7,595
MeadWestvaco Corp.	240,857	7,305
International Flavors & Fragrances Inc.	114,404	7,128
* Owens-Illinois Inc.	234,180	7,070
Albemarle Corp.	117,999	7,053
Ashland Inc.	107,208	6,192
Sealed Air Corp.	228,679	6,097
Reliance Steel & Aluminum Co.	101,436	5,861
Steel Dynamics Inc.	295,167	5,540
FMC Corp.	64,169	5,450
Sonoco Products Co.	147,288	5,336
Valspar Corp.	133,911	5,236
Bemis Co. Inc.	154,891	5,082
United States Steel Corp.	71,897	3,878
Martin Marietta Materials Inc.	42,334	3,796
Greif Inc. Class A	35,441	2,318
* Titanium Metals Corp.	44,958	835
		139,724
Telecommunication Services (1.5%)
Frontier Communications Corp.	1,422,438	11,692
Windstream Corp.	692,497	8,912
Telephone & Data Systems Inc.	71,432	2,407
* United States Cellular Corp.	26,442	1,362
Telephone & Data Systems Inc. – Special Common Shares	37,863	1,118
* Clearwire Corp. Class A	72,597	406
		25,897
Utilities (11.4%)
DTE Energy Co.	242,035	11,850
Wisconsin Energy Corp.	334,656	10,207
CenterPoint Energy Inc.	575,561	10,107
Oneok Inc.	144,859	9,688
Ameren Corp.	343,381	9,639
Northeast Utilities	252,354	8,731
Constellation Energy Group Inc.	271,647	8,456
NiSource Inc.	398,233	7,638
* NRG Energy Inc.	353,757	7,620
National Fuel Gas Co.	100,061	7,404
OGE Energy Corp.	139,648	7,061
American Water Works Co. Inc.	250,398	7,024
CMS Energy Corp.	349,953	6,873
NSTAR	148,304	6,862
SCANA Corp.	173,067	6,814
Pinnacle West Capital Corp.	155,743	6,664
Alliant Energy Corp.	158,735	6,180
Energen Corp.	97,769	6,171
Pepco Holdings Inc.	321,462	5,995
MDU Resources Group Inc.	255,922	5,879
Integrys Energy Group Inc.	111,153	5,614
TECO Energy Inc.	291,910	5,476
UGI Corp.	158,073	5,201

NV Energy Inc.			336,571	5,012
DPL Inc.			170,202	4,665
Aqua America Inc.			196,825	4,505
AGL Resources Inc.			111,740	4,452
				191,788
Total Common Stocks (Cost $1,343,626)				1,676,347
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1,2] Vanguard Market Liquidity Fund	0.208%		7,479,501	7,480

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
3 Freddie Mac Discount Notes	0.280%	6/21/11	100	100
Total Temporary Cash Investments (Cost $7,580)				7,580
Total Investments (100.5%) (Cost $1,351,206)				1,683,927
Other Assets and Liabilities-Net (-0.5%)[2]				(7,955)
Net Assets (100%)				1,675,972

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,210,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $7,480,000 of collateral received for securities on loan.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Mid-Cap Value Index Fund

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,676,347	—	—
Temporary Cash Investments	7,480	100	—
Total	1,683,827	100	—

C. At March 31, 2011, the cost of investment securities for tax purposes was $1,351,206,000. Net unrealized appreciation of investment securities for tax purposes was $332,721,000, consisting of unrealized gains of $347,364,000 on securities that had risen in value since their purchase and $14,643,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (13.5%)
Tractor Supply Co.	1,117,102	66,870
Gentex Corp.	2,151,167	65,073
* Signet Jewelers Ltd.	1,314,305	60,484
Williams-Sonoma Inc.	1,464,568	59,315
Tupperware Brands Corp.	967,514	57,770
* Panera Bread Co. Class A	443,790	56,361
Sotheby's	1,027,861	54,065
* Deckers Outdoor Corp.	590,960	50,911
* Tempur-Pedic International Inc.	992,321	50,271
* Big Lots Inc.	1,157,510	50,271
Jarden Corp.	1,407,808	50,076
Polaris Industries Inc.	493,603	42,953
Service Corp. International	3,744,202	41,411
Chico's FAS Inc.	2,722,079	40,559
* Hanesbrands Inc.	1,468,294	39,703
* Tenneco Inc.	919,526	39,034
* Warnaco Group Inc.	682,169	39,013
* Under Armour Inc. Class A	560,392	38,135
* Dana Holding Corp.	2,164,500	37,641
Weight Watchers International Inc.	508,148	35,621
John Wiley & Sons Inc. Class A	699,021	35,538
Brunswick Corp.	1,359,173	34,564
* Aeropostale Inc.	1,417,256	34,468
Rent-A-Center Inc.	983,821	34,345
* WMS Industries Inc.	885,651	31,308
* Ascena Retail Group Inc.	965,580	31,294
* Bally Technologies Inc.	821,966	31,111
Aaron's Inc.	1,179,678	29,917
* DreamWorks Animation SKG Inc. Class A	1,069,555	29,873
* Career Education Corp.	1,245,155	28,290
Wolverine World Wide Inc.	747,993	27,885
Dillard's Inc. Class A	688,141	27,608
^ Strayer Education Inc.	207,669	27,099
RadioShack Corp.	1,743,626	26,172
* Cheesecake Factory Inc.	862,343	25,948
* ANN Inc.	887,994	25,849
* Madison Square Garden Inc. Class A	953,998	25,748
* Timberland Co. Class A	611,323	25,242
* Carter's Inc.	880,538	25,210
Six Flags Entertainment Corp.	341,321	24,575
* Ulta Salon Cosmetics & Fragrance Inc.	497,133	23,927
* Iconix Brand Group Inc.	1,111,114	23,867
* CROCS Inc.	1,336,704	23,847
* Saks Inc.	2,095,260	23,697
* Valassis Communications Inc.	760,955	22,174
Cooper Tire & Rubber Co.	848,770	21,856
* Sally Beauty Holdings Inc.	1,541,198	21,592
* JOS A Bank Clothiers Inc.	423,683	21,557

*	Life Time Fitness Inc.	577,318	21,540
*	Vail Resorts Inc.	441,022	21,504
*	Live Nation Entertainment Inc.	2,129,532	21,295
*	Collective Brands Inc.	986,506	21,289
*,^ Coinstar Inc.		461,151	21,176
	Men's Wearhouse Inc.	767,488	20,768
	Hillenbrand Inc.	954,040	20,512
	Cinemark Holdings Inc.	1,042,763	20,177
	Morningstar Inc.	342,523	19,996
	Thor Industries Inc.	598,275	19,964
*	HSN Inc.	620,037	19,860
*	Shutterfly Inc.	378,356	19,811
*	Office Depot Inc.	4,245,307	19,656
*	Orient-Express Hotels Ltd. Class A	1,545,374	19,116
^	Meredith Corp.	559,369	18,974
*	New York Times Co. Class A	2,000,223	18,942
*	Childrens Place Retail Stores Inc.	375,813	18,727
*	Jack in the Box Inc.	810,854	18,390
	Pool Corp.	761,660	18,364
	Jones Group Inc.	1,334,751	18,353
*	Pier 1 Imports Inc.	1,794,877	18,218
*	Steven Madden Ltd.	382,498	17,951
	Choice Hotels International Inc.	456,265	17,726
*	Gaylord Entertainment Co.	510,183	17,693
	Regal Entertainment Group Class A	1,300,339	17,555
	Matthews International Corp. Class A	451,907	17,421
	Cracker Barrel Old Country Store Inc.	354,009	17,396
	Buckle Inc.	430,088	17,376
*	OfficeMax Inc.	1,302,415	16,853
	Arbitron Inc.	412,891	16,528
	PF Chang's China Bistro Inc.	352,050	16,261
	Regis Corp.	881,892	15,645
	Finish Line Inc. Class A	786,857	15,619
*	Hibbett Sports Inc.	436,040	15,615
*	Cabela's Inc.	623,723	15,599
	Group 1 Automotive Inc.	363,393	15,553
	National CineMedia Inc.	830,327	15,502
	Bob Evans Farms Inc.	465,534	15,176
	KB Home	1,213,967	15,102
*	Genesco Inc.	368,382	14,809
*	99 Cents Only Stores	749,981	14,700
	MDC Holdings Inc.	577,521	14,640
	Monro Muffler Brake Inc.	439,676	14,500
*	Buffalo Wild Wings Inc.	264,876	14,417
*	Penske Automotive Group Inc.	705,377	14,122
	Texas Roadhouse Inc. Class A	824,101	14,001
*,^ Tesla Motors Inc.		500,837	13,873
*,^ Education Management Corp.		644,315	13,492
	American Greetings Corp. Class A	569,958	13,451
*,^ Eastman Kodak Co.		4,115,676	13,294
*	Exide Technologies	1,176,020	13,148
*	Helen of Troy Ltd.	446,726	13,134
*	BJ's Restaurants Inc.	333,434	13,114
*	DineEquity Inc.	234,523	12,894
*	Pinnacle Entertainment Inc.	941,158	12,819

	International Speedway Corp. Class A	424,756	12,658
*	Belo Corp. Class A	1,410,981	12,431
*	Vitamin Shoppe Inc.	366,569	12,401
*	American Axle & Manufacturing Holdings Inc.	984,541	12,395
*	K12 Inc.	356,441	12,012
*,^ Blue Nile Inc.		220,268	11,892
*	Domino's Pizza Inc.	645,009	11,888
	CEC Entertainment Inc.	314,626	11,871
*	Ruby Tuesday Inc.	895,060	11,734
	Scholastic Corp.	424,222	11,471
*	Skechers U.S.A. Inc. Class A	555,980	11,420
*	Capella Education Co.	228,027	11,353
*	Federal-Mogul Corp.	454,672	11,321
*	American Public Education Inc.	275,341	11,138
	Stage Stores Inc.	577,559	11,101
*	iRobot Corp.	331,410	10,900
*	Modine Manufacturing Co.	675,127	10,897
	Ryland Group Inc.	675,830	10,746
	Columbia Sportswear Co.	180,313	10,714
*	Meritage Homes Corp.	443,450	10,700
	Cato Corp. Class A	424,928	10,411
*	Select Comfort Corp.	847,826	10,225
	PEP Boys-Manny Moe & Jack	804,002	10,219
*	Maidenform Brands Inc.	357,475	10,213
*	Ascent Media Corp. Class A	207,414	10,132
*	Interval Leisure Group Inc.	612,172	10,009
*	Papa John's International Inc.	315,424	9,989
*	Steiner Leisure Ltd.	215,677	9,977
	Stewart Enterprises Inc. Class A	1,304,006	9,963
*	Peet's Coffee & Tea Inc.	196,898	9,469
*	G-III Apparel Group Ltd.	249,900	9,391
*	RC2 Corp.	331,843	9,325
	Express Inc.	475,540	9,292
*	Scientific Games Corp. Class A	1,053,212	9,205
*	DSW Inc. Class A	229,175	9,158
	Sinclair Broadcast Group Inc. Class A	718,475	9,010
	Superior Industries International Inc.	347,684	8,915
*	Shuffle Master Inc.	820,656	8,765
*	True Religion Apparel Inc.	371,048	8,708
	Ethan Allen Interiors Inc.	396,429	8,682
*	Zumiez Inc.	328,121	8,672
*	Dorman Products Inc.	205,026	8,630
*,^ Lumber Liquidators Holdings Inc.		336,303	8,404
*	Asbury Automotive Group Inc.	451,678	8,352
*	Quiksilver Inc.	1,880,982	8,314
	Brown Shoe Co. Inc.	670,987	8,199
*	Jakks Pacific Inc.	423,075	8,186
*	Sonic Corp.	897,921	8,126
*,^ Boyd Gaming Corp.		858,818	8,047
*	Biglari Holdings Inc.	18,695	7,918
	Churchill Downs Inc.	190,438	7,903
	Sonic Automotive Inc. Class A	560,233	7,849
*	Liz Claiborne Inc.	1,447,510	7,802
*	Fuel Systems Solutions Inc.	254,989	7,696
	Fred's Inc. Class A	569,906	7,591

*	La-Z-Boy Inc.	794,384	7,586
*	Charming Shoppes Inc.	1,766,851	7,527
	Oxford Industries Inc.	215,616	7,372
	Ameristar Casinos Inc.	402,167	7,138
	Harte-Hanks Inc.	584,425	6,955
*	Pre-Paid Legal Services Inc.	104,506	6,897
	Drew Industries Inc.	303,302	6,773
	Callaway Golf Co.	987,829	6,737
*	Wet Seal Inc. Class A	1,555,456	6,657
	Sturm Ruger & Co. Inc.	287,885	6,613
*	Krispy Kreme Doughnuts Inc.	930,989	6,554
*	Retail Ventures Inc.	375,662	6,480
*	Knology Inc.	482,179	6,225
*	Denny's Corp.	1,527,279	6,201
	Universal Technical Institute Inc.	316,267	6,151
*	Standard Pacific Corp.	1,644,913	6,136
*	Red Robin Gourmet Burgers Inc.	227,856	6,129
*	Universal Electronics Inc.	206,269	6,097
*	California Pizza Kitchen Inc.	357,972	6,043
*	Winnebago Industries Inc.	446,346	5,968
*	AFC Enterprises Inc.	391,567	5,924
*,^ Rue21 Inc.		204,707	5,896
*	Lions Gate Entertainment Corp.	941,127	5,882
*,^ Corinthian Colleges Inc.		1,290,816	5,705
*	Warner Music Group Corp.	830,601	5,623
	PetMed Express Inc.	351,478	5,574
	Barnes & Noble Inc.	599,766	5,512
	Nutrisystem Inc.	369,961	5,361
*	Beazer Homes USA Inc.	1,156,011	5,283
*	Citi Trends Inc.	226,542	5,050
*	Libbey Inc.	301,148	4,969
*	Core-Mark Holding Co. Inc.	150,187	4,964
*	EW Scripps Co. Class A	493,222	4,883
	Volcom Inc.	261,770	4,851
*,^ Bridgepoint Education Inc.		279,512	4,780
	World Wrestling Entertainment Inc. Class A	377,900	4,750
*	K-Swiss Inc. Class A	416,082	4,689
	Lincoln Educational Services Corp.	288,413	4,583
*	Grand Canyon Education Inc.	315,927	4,581
*	M/I Homes Inc.	282,995	4,242
*	Movado Group Inc.	277,160	4,069
*,^ ChinaCast Education Corp.		645,904	4,063
*,^ hhgregg Inc.		302,388	4,049
	Stein Mart Inc.	399,730	4,041
*	Journal Communications Inc. Class A	662,895	3,977
*	Shoe Carnival Inc.	141,259	3,962
*	Unifi Inc.	229,502	3,902
	HOT Topic Inc.	684,472	3,901
*	Overstock.com Inc.	247,986	3,898
*	America's Car-Mart Inc.	150,386	3,877
	Big 5 Sporting Goods Corp.	317,036	3,779
*	Kirkland's Inc.	243,051	3,753
*	Pacific Sunwear of California Inc.	1,009,881	3,646
	Speedway Motorsports Inc.	223,680	3,574
*	Talbots Inc.	590,070	3,564

	Christopher & Banks Corp.	547,050	3,545
	Marcus Corp.	318,185	3,468
*,^ Hovnanian Enterprises Inc. Class A		978,414	3,454
	Haverty Furniture Cos. Inc.	254,224	3,371
	Spartan Motors Inc.	477,235	3,274
*	Smith & Wesson Holding Corp.	917,594	3,257
*	Isle of Capri Casinos Inc.	323,288	3,071
	Ambassadors Group Inc.	274,101	3,001
*	CKX Inc.	710,455	2,998
*	New York & Co. Inc.	411,795	2,887
*	Furniture Brands International Inc.	631,179	2,872
*	LIN TV Corp. Class A	481,605	2,856
*	Dex One Corp.	576,196	2,789
	Weyco Group Inc.	112,567	2,753
	Bebe Stores Inc.	458,517	2,682
	Blyth Inc.	81,782	2,657
*	Coldwater Creek Inc.	989,811	2,613
*	Leapfrog Enterprises Inc.	548,996	2,372
*	Systemax Inc.	168,751	2,281
^	Deer Consumer Products Inc.	309,771	2,249
	CSS Industries Inc.	118,983	2,243
*	Kenneth Cole Productions Inc. Class A	148,616	1,928
*	Sealy Corp.	742,778	1,887
*,^ China MediaExpress Holdings Inc.		157,475	1,863
*,^ ReachLocal Inc.		85,200	1,704
*	Martha Stewart Living Omnimedia Class A	418,862	1,554
*,^ Wonder Auto Technology Inc.		284,741	1,543
*	Monarch Casino & Resort Inc.	148,379	1,543
*	Vitacost.com Inc.	253,751	1,446
	Outdoor Channel Holdings Inc.	193,054	1,440
*	Marine Products Corp.	171,067	1,357
*,^ China XD Plastics Co. Ltd.		218,650	1,139
*	Orbitz Worldwide Inc.	312,560	1,116
*,^ China Automotive Systems Inc.		102,778	912
*,^ Brookfield Homes Corp.		96,737	909
*	Archipelago Learning Inc.	100,052	855
*,^ Fuqi International Inc.		35,369	101
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	7,748	1
			3,592,886
Consumer Staples (2.5%)
	Corn Products International Inc.	1,158,516	60,034
*	BJ's Wholesale Club Inc.	836,994	40,862
*	United Natural Foods Inc.	701,017	31,420
*	TreeHouse Foods Inc.	542,223	30,836
	SUPERVALU Inc.	3,251,538	29,036
*	Darling International Inc.	1,788,523	27,490
	Nu Skin Enterprises Inc. Class A	856,465	24,623
	Ruddick Corp.	636,116	24,548
	Casey's General Stores Inc.	579,802	22,612
*	Hain Celestial Group Inc.	656,640	21,196
	Diamond Foods Inc.	336,540	18,779
	Lancaster Colony Corp.	299,036	18,122
	Fresh Del Monte Produce Inc.	636,306	16,614
	Universal Corp.	364,442	15,868
^	Sanderson Farms Inc.	330,901	15,195

	B&G Foods Inc. Class A	729,816	13,699
*	Boston Beer Co. Inc. Class A	142,290	13,179
	Andersons Inc.	267,529	13,034
*	Central European Distribution Corp.	1,028,669	11,675
*	Elizabeth Arden Inc.	366,121	10,987
^	Vector Group Ltd.	631,581	10,920
*	Rite Aid Corp.	10,242,557	10,857
	J&J Snack Foods Corp.	226,511	10,662
*	Chiquita Brands International Inc.	691,253	10,604
*	Heckmann Corp.	1,586,480	10,391
	WD-40 Co.	243,347	10,303
	Pricesmart Inc.	274,884	10,072
	Tootsie Roll Industries Inc.	317,124	8,994
*	Prestige Brands Holdings Inc.	728,111	8,373
*,^ Dole Food Co. Inc.		607,217	8,276
	Snyders-Lance Inc.	398,615	7,913
*,^ Zhongpin Inc.		494,621	7,508
	Weis Markets Inc.	185,407	7,502
	Nash Finch Co.	186,110	7,061
*	Pilgrim's Pride Corp.	821,637	6,335
^	Cal-Maine Foods Inc.	214,139	6,317
*	Winn-Dixie Stores Inc.	850,352	6,072
*	Central Garden and Pet Co. Class A	656,382	6,045
*	Pantry Inc.	347,324	5,151
	Spartan Stores Inc.	345,553	5,111
*	Alliance One International Inc.	1,265,535	5,088
	Coca-Cola Bottling Co. Consolidated	65,401	4,371
	Inter Parfums Inc.	233,242	4,317
*	Smart Balance Inc.	937,542	4,303
*	USANA Health Sciences Inc.	122,336	4,222
	Ingles Markets Inc. Class A	196,811	3,899
	Calavo Growers Inc.	168,178	3,675
*	Revlon Inc. Class A	187,213	2,971
	Village Super Market Inc. Class A	86,570	2,519
	National Beverage Corp.	177,085	2,431
*	Central Garden and Pet Co.	236,309	2,082
*	Susser Holdings Corp.	132,525	1,735
	Alico Inc.	56,729	1,519
*,^ Feihe International Inc.		170,765	1,470
*,^ American Oriental Bioengineering Inc.		955,793	1,424
*,^ China-Biotics Inc.		170,632	1,370
	Farmer Bros Co.	110,338	1,337
*,^ AgFeed Industries Inc.		543,067	1,037
			674,046
Energy (6.8%)
	SM Energy Co.	966,191	71,682
*	SandRidge Energy Inc.	5,595,885	71,627
*	Brigham Exploration Co.	1,791,311	66,601
*	Oil States International Inc.	774,935	59,004
	Holly Corp.	815,395	49,543
*	Superior Energy Services Inc.	1,207,681	49,515
	Frontier Oil Corp.	1,620,371	47,509
	Lufkin Industries Inc.	460,866	43,077
	CARBO Ceramics Inc.	301,073	42,487
*	Atwood Oceanics Inc.	889,264	41,289

	World Fuel Services Corp.	1,006,296	40,866
	Berry Petroleum Co. Class A	772,425	38,969
*	Unit Corp.	624,057	38,660
*	Dril-Quip Inc.	488,869	38,635
*	Rosetta Resources Inc.	807,885	38,407
*	Patriot Coal Corp.	1,393,893	36,004
*	Energy XXI Bermuda Ltd.	1,023,645	34,906
*	Key Energy Services Inc.	2,168,491	33,720
*	Gran Tierra Energy Inc.	3,938,566	31,784
*	Complete Production Services Inc.	955,628	30,399
*	International Coal Group Inc.	2,653,694	29,987
	SEACOR Holdings Inc.	309,332	28,601
*	CVR Energy Inc.	1,210,275	28,030
*	Swift Energy Co.	637,815	27,222
*	Helix Energy Solutions Group Inc.	1,534,551	26,394
*	Bristow Group Inc.	527,390	24,946
*	Oasis Petroleum Inc.	777,024	24,570
*	McMoRan Exploration Co.	1,382,802	24,489
*	Bill Barrett Corp.	604,541	24,127
*	Comstock Resources Inc.	724,842	22,427
*	Stone Energy Corp.	669,729	22,349
*	Northern Oil and Gas Inc.	834,851	22,291
*	ION Geophysical Corp.	1,750,602	22,215
*	Exterran Holdings Inc.	919,987	21,831
*	Carrizo Oil & Gas Inc.	559,441	20,660
*	Gulfport Energy Corp.	568,811	20,563
*	Cloud Peak Energy Inc.	874,560	18,882
*	Tetra Technologies Inc.	1,166,994	17,972
^	RPC Inc.	681,751	17,262
*	Kodiak Oil & Gas Corp.	2,528,669	16,942
*	Petroleum Development Corp.	350,354	16,820
*	Gulfmark Offshore Inc.	361,739	16,101
*	Global Industries Ltd.	1,591,403	15,580
*	Enbridge Energy Management LLC	233,454	14,682
^	Overseas Shipholding Group Inc.	442,810	14,232
*	Western Refining Inc.	812,647	13,774
*	Clayton Williams Energy Inc.	120,862	12,775
*	James River Coal Co.	527,551	12,751
*	Parker Drilling Co.	1,777,957	12,286
	Contango Oil & Gas Co.	193,515	12,238
*,^ ATP Oil & Gas Corp.		667,438	12,087
*	Approach Resources Inc.	355,393	11,941
*,^ Clean Energy Fuels Corp.		728,852	11,939
	Penn Virginia Corp.	699,205	11,859
	W&T Offshore Inc.	514,448	11,724
*	Hercules Offshore Inc.	1,759,458	11,630
*	Pioneer Drilling Co.	830,675	11,463
*,^ Resolute Energy Corp.		629,967	11,428
*	Hornbeck Offshore Services Inc.	364,727	11,252
*	Newpark Resources Inc.	1,383,990	10,878
*	Tesco Corp.	463,712	10,178
*	Cal Dive International Inc.	1,442,112	10,066
*	Energy Partners Ltd.	522,162	9,399
*	Basic Energy Services Inc.	347,742	8,871
*,^ Goodrich Petroleum Corp.		373,793	8,306

*	Petroquest Energy Inc.	871,243	8,155
*	Venoco Inc.	462,779	7,909
*,^ Cheniere Energy Inc.		839,883	7,819
*	USEC Inc.	1,753,685	7,716
*,^ Harvest Natural Resources Inc.		491,805	7,495
*	OYO Geospace Corp.	73,993	7,294
*,^ Magnum Hunter Resources Corp.		840,366	7,202
*	Willbros Group Inc.	623,247	6,806
*	Vaalco Energy Inc.	865,726	6,718
	Gulf Island Fabrication Inc.	208,124	6,695
*,^ BPZ Resources Inc.		1,237,913	6,573
	Crosstex Energy Inc.	646,403	6,432
*	Endeavour International Corp.	484,379	6,152
*	Rex Energy Corp.	504,795	5,881
*	Matrix Service Co.	403,803	5,613
*	Dawson Geophysical Co.	121,126	5,315
*	Warren Resources Inc.	1,034,252	5,264
*	PHI Inc.	190,079	4,205
*	Gastar Exploration Ltd.	857,465	4,167
*	Global Geophysical Services Inc.	275,264	3,980
*,^ Uranium Energy Corp.		882,041	3,519
^	General Maritime Corp.	1,638,853	3,360
	Delek US Holdings Inc.	208,286	2,824
*,^ Delta Petroleum Corp.		2,839,630	2,584
*,^ L&L Energy Inc.		342,095	2,367
*	Oilsands Quest Inc.	4,825,020	2,316
^	Alon USA Energy Inc.	165,972	2,274
*,^ China Integrated Energy Inc.		181,726	463
*,^ Atlas Energy Inc. Escrow		1,192,784	119
			1,817,921
Financials (19.6%)
	Camden Property Trust	1,052,685	59,814
	Essex Property Trust Inc.	480,288	59,556
^	American Capital Agency Corp.	1,893,049	55,163
	Waddell & Reed Financial Inc. Class A	1,308,922	53,155
*	E*Trade Financial Corp.	3,383,515	52,884
	Ares Capital Corp.	3,104,994	52,474
*	American Capital Ltd.	5,231,288	51,790
	Senior Housing Properties Trust	2,144,530	49,410
	Arthur J Gallagher & Co.	1,623,632	49,375
	East West Bancorp Inc.	2,154,350	47,310
	Developers Diversified Realty Corp.	3,336,248	46,707
	BRE Properties Inc.	982,421	46,351
	Apartment Investment & Management Co.	1,793,399	45,678
*	Popular Inc.	15,669,105	45,597
	Taubman Centers Inc.	837,815	44,890
	Mack-Cali Realty Corp.	1,316,214	44,620
	MFA Financial Inc.	5,308,495	43,530
	First Niagara Financial Group Inc.	3,204,000	43,510
	Highwoods Properties Inc.	1,098,251	38,450
	BioMed Realty Trust Inc.	2,005,838	38,151
*	SVB Financial Group	643,827	36,653
	Corporate Office Properties Trust	1,009,732	36,492
	TCF Financial Corp.	2,287,856	36,285
	Apollo Investment Corp.	2,989,856	36,058

Bank of Hawaii Corp.	739,180	35,348
* Forest City Enterprises Inc. Class A	1,870,712	35,226
* Signature Bank	622,076	35,085
CBL & Associates Properties Inc.	2,010,727	35,027
* Stifel Financial Corp.	485,475	34,852
Protective Life Corp.	1,312,270	34,841
Allied World Assurance Co. Holdings Ltd.	550,566	34,515
Home Properties Inc.	576,496	33,984
Fulton Financial Corp.	3,050,633	33,893
American Campus Communities Inc.	1,023,722	33,783
Omega Healthcare Investors Inc.	1,509,945	33,732
Mid-America Apartment Communities Inc.	523,650	33,618
National Retail Properties Inc.	1,280,168	33,451
Entertainment Properties Trust	712,717	33,369
Endurance Specialty Holdings Ltd.	672,663	32,839
Erie Indemnity Co. Class A	461,185	32,795
Valley National Bancorp	2,347,392	32,770
Tanger Factory Outlet Centers	1,241,628	32,580
StanCorp Financial Group Inc.	705,151	32,522
Aspen Insurance Holdings Ltd.	1,175,664	32,401
Douglas Emmett Inc.	1,704,418	31,958
* Alleghany Corp.	96,547	31,955
Alterra Capital Holdings Ltd.	1,414,505	31,600
Hanover Insurance Group Inc.	690,970	31,266
Hatteras Financial Corp.	1,110,933	31,239
Kilroy Realty Corp.	802,170	31,148
Washington Real Estate Investment Trust	981,846	30,526
LaSalle Hotel Properties	1,119,015	30,213
Washington Federal Inc.	1,723,749	29,890
Post Properties Inc.	747,473	29,338
Prosperity Bancshares Inc.	678,907	29,037
CommonWealth REIT	1,104,433	28,682
FirstMerit Corp.	1,666,710	28,434
* ProAssurance Corp.	447,067	28,331
DiamondRock Hospitality Co.	2,536,178	28,329
CapitalSource Inc.	3,961,800	27,891
* CNO Financial Group Inc.	3,653,407	27,437
Synovus Financial Corp.	11,424,686	27,419
Extra Space Storage Inc.	1,273,638	26,377
Equity Lifestyle Properties Inc.	448,769	25,872
Brandywine Realty Trust	2,059,901	25,007
Iberiabank Corp.	411,948	24,770
Potlatch Corp.	613,084	24,646
* MBIA Inc.	2,449,362	24,592
* MGIC Investment Corp.	2,763,581	24,568
Webster Financial Corp.	1,135,890	24,342
First American Financial Corp.	1,436,887	23,709
Starwood Property Trust Inc.	1,051,359	23,445
Unitrin Inc.	753,172	23,258
Invesco Mortgage Capital Inc.	1,054,774	23,047
Platinum Underwriters Holdings Ltd.	601,650	22,917
Westamerica Bancorporation	446,018	22,912
Delphi Financial Group Inc.	744,345	22,859
Healthcare Realty Trust Inc.	987,225	22,410
* Portfolio Recovery Associates Inc.	261,407	22,254

DuPont Fabros Technology Inc.	913,661	22,156
Trustmark Corp.	929,625	21,772
Colonial Properties Trust	1,130,963	21,771
^ NewAlliance Bancshares Inc.	1,449,343	21,508
* Ezcorp Inc. Class A	681,377	21,388
Northwest Bancshares Inc.	1,696,949	21,280
Cash America International Inc.	452,970	20,859
DCT Industrial Trust Inc.	3,708,719	20,583
Whitney Holding Corp.	1,480,478	20,164
Umpqua Holdings Corp.	1,754,677	20,074
Medical Properties Trust Inc.	1,704,841	19,725
* MF Global Holdings Ltd.	2,372,912	19,648
Cathay General Bancorp	1,142,427	19,478
FNB Corp.	1,847,536	19,473
Astoria Financial Corp.	1,349,578	19,393
Wintrust Financial Corp.	526,538	19,350
* Knight Capital Group Inc. Class A	1,422,478	19,061
Lexington Realty Trust	1,993,735	18,641
Susquehanna Bancshares Inc.	1,989,168	18,599
* PHH Corp.	851,805	18,544
UMB Financial Corp.	495,325	18,503
^ Hancock Holding Co.	561,726	18,447
* Sunstone Hotel Investors Inc.	1,807,937	18,423
National Health Investors Inc.	381,714	18,292
EastGroup Properties Inc.	413,311	18,173
Montpelier Re Holdings Ltd.	1,022,061	18,060
BancorpSouth Inc.	1,150,987	17,783
Redwood Trust Inc.	1,137,168	17,683
PS Business Parks Inc.	301,778	17,485
Symetra Financial Corp.	1,267,296	17,235
United Bankshares Inc.	634,330	16,822
Sovran Self Storage Inc.	423,820	16,762
Glacier Bancorp Inc.	1,101,779	16,582
MB Financial Inc.	785,179	16,457
National Penn Bancshares Inc.	2,092,721	16,198
First Citizens BancShares Inc. Class A	80,532	16,153
Argo Group International Holdings Ltd.	476,787	15,753
* World Acceptance Corp.	239,975	15,646
^ Prospect Capital Corp.	1,279,336	15,621
Old National Bancorp	1,451,784	15,563
Franklin Street Properties Corp.	1,101,022	15,491
Cypress Sharpridge Investments Inc.	1,218,868	15,455
* First Cash Financial Services Inc.	394,341	15,222
International Bancshares Corp.	829,621	15,215
* Strategic Hotels & Resorts Inc.	2,318,607	14,955
First Financial Bancorp	890,120	14,856
RLI Corp.	256,704	14,799
Equity One Inc.	785,005	14,735
Tower Group Inc.	604,241	14,520
Alexander's Inc.	35,182	14,317
PrivateBancorp Inc. Class A	929,808	14,217
Selective Insurance Group Inc.	819,529	14,178
* Texas Capital Bancshares Inc.	535,379	13,914
U-Store-It Trust	1,322,013	13,908
Glimcher Realty Trust	1,502,152	13,895

Radian Group Inc.	2,036,743	13,870
Hersha Hospitality Trust Class A	2,331,629	13,850
Capstead Mortgage Corp.	1,074,429	13,731
KBW Inc.	515,922	13,512
* First Industrial Realty Trust Inc.	1,129,784	13,433
First Midwest Bancorp Inc.	1,134,575	13,377
Fifth Street Finance Corp.	996,711	13,306
* Piper Jaffray Cos.	318,594	13,199
First Financial Bankshares Inc.	255,825	13,142
Anworth Mortgage Asset Corp.	1,851,182	13,125
* Greenlight Capital Re Ltd. Class A	462,763	13,055
* iStar Financial Inc.	1,414,154	12,982
LTC Properties Inc.	457,248	12,958
Pebblebrook Hotel Trust	580,670	12,862
Sterling Bancshares Inc.	1,483,597	12,774
* Ocwen Financial Corp.	1,154,668	12,724
Employers Holdings Inc.	610,160	12,606
Government Properties Income Trust	465,468	12,502
Community Bank System Inc.	508,061	12,331
Provident Financial Services Inc.	832,416	12,320
CreXus Investment Corp.	1,063,652	12,147
CVB Financial Corp.	1,298,418	12,088
optionsXpress Holdings Inc.	659,989	12,084
NBT Bancorp Inc.	527,697	12,026
Cousins Properties Inc.	1,426,231	11,909
Park National Corp.	176,162	11,771
First Potomac Realty Trust	742,369	11,692
Acadia Realty Trust	616,992	11,673
* Investment Technology Group Inc.	641,516	11,669
* Investors Bancorp Inc.	781,969	11,644
* Dollar Financial Corp.	560,995	11,641
* Navigators Group Inc.	224,910	11,583
Solar Capital Ltd.	484,301	11,565
Columbia Banking System Inc.	602,483	11,550
Pennsylvania Real Estate Investment Trust	806,603	11,510
* Financial Engines Inc.	417,083	11,495
Inland Real Estate Corp.	1,200,907	11,457
Investors Real Estate Trust	1,203,908	11,437
Infinity Property & Casualty Corp.	191,814	11,411
Primerica Inc.	445,853	11,374
American National Insurance Co.	143,645	11,372
American Equity Investment Life Holding Co.	853,612	11,199
* Credit Acceptance Corp.	155,680	11,047
First Commonwealth Financial Corp.	1,603,768	10,986
* Enstar Group Ltd.	109,913	10,978
Oritani Financial Corp.	861,268	10,921
* FelCor Lodging Trust Inc.	1,759,246	10,784
BlackRock Kelso Capital Corp.	1,039,032	10,525
Two Harbors Investment Corp.	1,002,636	10,498
Horace Mann Educators Corp.	605,868	10,179
Associated Estates Realty Corp.	632,971	10,052
PacWest Bancorp	460,278	10,011
Nelnet Inc. Class A	451,719	9,861
* National Financial Partners Corp.	668,121	9,855
Evercore Partners Inc. Class A	286,844	9,836

* Forestar Group Inc.	515,867	9,812
MarketAxess Holdings Inc.	402,098	9,731
Sun Communities Inc.	269,880	9,621
Brookline Bancorp Inc.	904,568	9,525
Saul Centers Inc.	212,030	9,446
* Pico Holdings Inc.	313,419	9,421
Interactive Brokers Group Inc.	582,238	9,252
Getty Realty Corp.	403,380	9,229
Bank of the Ozarks Inc.	208,085	9,095
Safety Insurance Group Inc.	195,701	9,024
Oriental Financial Group Inc.	708,449	8,891
Compass Diversified Holdings	601,170	8,861
BGC Partners Inc. Class A	946,466	8,793
S&T Bancorp Inc.	405,521	8,747
Cohen & Steers Inc.	293,883	8,722
* Western Alliance Bancorp	1,060,070	8,714
Education Realty Trust Inc.	1,078,805	8,663
City Holding Co.	237,602	8,402
Chemical Financial Corp.	420,349	8,378
* Altisource Portfolio Solutions SA	272,581	8,363
Independent Bank Corp.	308,675	8,337
* Pinnacle Financial Partners Inc.	489,614	8,098
Meadowbrook Insurance Group Inc.	778,322	8,056
* Internet Capital Group Inc.	561,435	7,972
Home Bancshares Inc.	347,944	7,916
Ashford Hospitality Trust Inc.	718,063	7,913
Chesapeake Lodging Trust	452,133	7,872
Amtrust Financial Services Inc.	409,849	7,816
Artio Global Investors Inc. Class A	482,905	7,804
* Tejon Ranch Co.	211,122	7,757
WesBanco Inc.	366,231	7,585
Boston Private Financial Holdings Inc.	1,053,819	7,450
PennyMac Mortgage Investment Trust	403,368	7,418
Universal Health Realty Income Trust	181,575	7,359
Hercules Technology Growth Capital Inc.	642,260	7,065
Trustco Bank Corp. NY	1,182,149	7,010
Retail Opportunity Investments Corp.	640,289	7,005
FBL Financial Group Inc. Class A	227,432	6,987
United Fire & Casualty Co.	342,811	6,928
Ramco-Gershenson Properties Trust	552,623	6,924
* CNA Surety Corp.	272,197	6,876
Colony Financial Inc.	363,080	6,837
Sandy Spring Bancorp Inc.	367,919	6,792
Flushing Financial Corp.	454,816	6,777
Sabra Healthcare REIT Inc.	381,377	6,716
Dime Community Bancshares Inc.	450,871	6,655
ViewPoint Financial Group	508,063	6,605
Danvers Bancorp Inc.	304,057	6,513
SCBT Financial Corp.	195,467	6,505
* Hilltop Holdings Inc.	647,861	6,505
Walter Investment Management Corp.	394,475	6,363
Wilmington Trust Corp.	1,404,311	6,347
* PMI Group Inc.	2,347,300	6,338
Flagstone Reinsurance Holdings SA	702,932	6,333
NorthStar Realty Finance Corp.	1,182,207	6,325

* AMERISAFE Inc.	281,975	6,234
Maiden Holdings Ltd.	827,402	6,197
Renasant Corp.	364,424	6,188
Harleysville Group Inc.	185,475	6,145
Simmons First National Corp. Class A	224,436	6,080
National Western Life Insurance Co. Class A	36,911	5,989
^ TowneBank	367,702	5,758
Parkway Properties Inc.	335,110	5,697
GFI Group Inc.	1,123,445	5,640
Tompkins Financial Corp.	133,383	5,542
Community Trust Bancorp Inc.	199,026	5,507
Cedar Shopping Centers Inc.	912,554	5,503
Provident New York Bancorp	526,800	5,437
CapLease Inc.	988,412	5,416
* Citizens Republic Bancorp Inc.	6,083,935	5,414
First Financial Corp.	160,815	5,345
* FPIC Insurance Group Inc.	140,549	5,327
Lakeland Financial Corp.	234,311	5,314
* Nara Bancorp Inc.	552,366	5,314
Kite Realty Group Trust	972,080	5,162
Duff & Phelps Corp. Class A	322,510	5,154
* Intl. FCStone Inc.	202,185	5,140
Oppenheimer Holdings Inc. Class A	152,524	5,111
* NewStar Financial Inc.	466,138	5,090
Calamos Asset Management Inc. Class A	304,360	5,049
SY Bancorp Inc.	199,436	5,018
Bancfirst Corp.	117,349	5,008
Washington Trust Bancorp Inc.	210,549	4,998
StellarOne Corp.	349,723	4,966
Urstadt Biddle Properties Inc. Class A	260,523	4,955
* Global Indemnity plc	223,971	4,923
WSFS Financial Corp.	104,057	4,901
* Citizens Inc.	670,935	4,898
Cardinal Financial Corp.	419,090	4,887
* Phoenix Cos. Inc.	1,778,379	4,837
MVC Capital Inc.	352,415	4,835
Hudson Valley Holding Corp.	216,194	4,756
Rockville Financial Inc.	454,029	4,736
OneBeacon Insurance Group Ltd. Class A	349,607	4,730
First Busey Corp.	913,260	4,639
Sterling Bancorp	462,885	4,633
Southside Bancshares Inc.	214,960	4,600
Winthrop Realty Trust	372,265	4,560
Berkshire Hills Bancorp Inc.	215,482	4,493
State Auto Financial Corp.	244,828	4,461
1st Source Corp.	222,279	4,454
* Beneficial Mutual Bancorp Inc.	499,587	4,306
Univest Corp. of Pennsylvania	242,696	4,301
* eHealth Inc.	322,462	4,289
Capital Southwest Corp.	45,871	4,199
Northfield Bancorp Inc.	299,214	4,129
Arrow Financial Corp.	163,935	4,056
* Southwest Bancorp Inc.	281,936	4,001
* TradeStation Group Inc.	550,539	3,865
Camden National Corp.	111,549	3,819

Territorial Bancorp Inc.	187,563	3,736
* Flagstar Bancorp Inc.	2,472,238	3,708
United Financial Bancorp Inc.	224,076	3,699
* Kennedy-Wilson Holdings Inc.	339,014	3,682
Westwood Holdings Group Inc.	91,313	3,675
Lakeland Bancorp Inc.	346,836	3,600
CoBiz Financial Inc.	508,781	3,536
Westfield Financial Inc.	389,308	3,527
Advance America Cash Advance Centers Inc.	664,687	3,523
Hudson Pacific Properties Inc.	237,219	3,487
First Community Bancshares Inc.	244,917	3,473
SeaBright Holdings Inc.	336,878	3,453
Trico Bancshares	206,275	3,364
Epoch Holding Corp.	208,782	3,295
First Merchants Corp.	392,294	3,244
* United Community Banks Inc.	1,362,944	3,230
GAMCO Investors Inc.	69,328	3,214
Abington Bancorp Inc.	262,590	3,211
NGP Capital Resources Co.	330,951	3,190
First Interstate Bancsystem Inc.	234,244	3,186
Citizens & Northern Corp.	186,883	3,142
Union First Market Bankshares Corp.	277,168	3,118
Suffolk Bancorp	148,513	3,116
* FBR Capital Markets Corp.	855,762	3,064
First Bancorp	230,618	3,058
Republic Bancorp Inc. Class A	156,768	3,054
Presidential Life Corp.	316,770	3,019
Heartland Financial USA Inc.	175,335	2,981
MainSource Financial Group Inc.	293,365	2,937
First Financial Holdings Inc.	252,958	2,861
* Avatar Holdings Inc.	144,546	2,861
Baldwin & Lyons Inc.	121,278	2,840
Bank Mutual Corp.	665,923	2,817
Stewart Information Services Corp.	266,837	2,796
SWS Group Inc.	448,534	2,723
Home Federal Bancorp Inc.	229,889	2,708
Consolidated-Tomoka Land Co.	82,767	2,682
Great Southern Bancorp Inc.	123,578	2,651
BankFinancial Corp.	274,681	2,524
Golub Capital BDC Inc.	158,935	2,508
Kansas City Life Insurance Co.	70,304	2,248
ESSA Bancorp Inc.	168,774	2,228
* First Marblehead Corp.	1,007,462	2,216
* Meridian Interstate Bancorp Inc.	154,428	2,170
National Interstate Corp.	103,525	2,158
* Doral Financial Corp.	1,947,535	2,142
* Gleacher & Co. Inc.	1,204,364	2,096
THL Credit Inc.	151,673	2,073
* Penson Worldwide Inc.	305,602	2,051
Donegal Group Inc. Class A	151,847	2,030
Capital City Bank Group Inc.	156,281	1,982
EMC Insurance Group Inc.	78,910	1,959
Ames National Corp.	100,577	1,921
Universal Insurance Holdings Inc.	271,467	1,471
Wilshire Bancorp Inc.	293,398	1,438

	Roma Financial Corp.	117,677	1,303
*	Asset Acceptance Capital Corp.	231,653	1,244
^	Life Partners Holdings Inc.	140,946	1,133
*,^ CompuCredit Holdings Corp.		161,890	1,064
	Pzena Investment Management Inc. Class A	135,160	954
	Urstadt Biddle Properties Inc.	57,942	931
*	Student Loan Corp. Escrow	60,108	150
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			5,220,396
Health Care (11.1%)
*	Allscripts Healthcare Solutions Inc.	2,724,335	57,184
*	United Therapeutics Corp.	828,484	55,525
*	Tenet Healthcare Corp.	7,443,439	55,454
*	AMERIGROUP Corp.	759,612	48,805
*	Mednax Inc.	730,976	48,690
	Cooper Cos. Inc.	699,813	48,602
*	Health Net Inc.	1,463,543	47,858
	PerkinElmer Inc.	1,809,044	47,524
*	Regeneron Pharmaceuticals Inc.	982,226	44,141
*	Pharmasset Inc.	559,921	44,071
*	Brookdale Senior Living Inc. Class A	1,570,903	43,985
*	Health Management Associates Inc. Class A	3,839,202	41,847
*	BioMarin Pharmaceutical Inc.	1,571,116	39,482
	Hill-Rom Holdings Inc.	966,578	36,711
*	InterMune Inc.	772,543	36,456
*	Sirona Dental Systems Inc.	721,898	36,210
*	Healthspring Inc.	968,380	36,188
*	Healthsouth Corp.	1,431,745	35,765
	Teleflex Inc.	613,073	35,546
*	HMS Holdings Corp.	422,665	34,595
*	Onyx Pharmaceuticals Inc.	961,296	33,818
*	Catalyst Health Solutions Inc.	585,089	32,724
*	LifePoint Hospitals Inc.	808,200	32,473
*	VCA Antech Inc.	1,253,926	31,574
*	Dionex Corp.	267,053	31,526
	Owens & Minor Inc.	970,304	31,515
	STERIS Corp.	906,483	31,310
*	Salix Pharmaceuticals Ltd.	887,961	31,105
*	Incyte Corp. Ltd.	1,886,022	29,893
	Medicis Pharmaceutical Corp. Class A	928,746	29,757
*	Emergency Medical Services Corp. Class A	464,764	29,554
*	WellCare Health Plans Inc.	652,123	27,357
	Masimo Corp.	812,257	26,886
*	Centene Corp.	792,328	26,131
	Quality Systems Inc.	310,587	25,884
*	Cepheid Inc.	923,586	25,879
*	Talecris Biotherapeutics Holdings Corp.	960,114	25,731
*	American Medical Systems Holdings Inc.	1,171,545	25,352
*	Magellan Health Services Inc.	514,018	25,228
*	Haemonetics Corp.	379,135	24,849
*	Viropharma Inc.	1,194,964	23,780
	Chemed Corp.	349,178	23,259
*	PSS World Medical Inc.	846,712	22,988
*	Cubist Pharmaceuticals Inc.	908,766	22,937
	West Pharmaceutical Services Inc.	509,971	22,831

*	Theravance Inc.	940,304	22,774
*	Seattle Genetics Inc.	1,449,916	22,575
*	athenahealth Inc.	498,786	22,510
*	Parexel International Corp.	891,148	22,190
*	Thoratec Corp.	851,850	22,088
*	Exelixis Inc.	1,905,476	21,532
*	Impax Laboratories Inc.	836,196	21,281
*	Immucor Inc.	1,072,123	21,207
*	Bruker Corp.	1,010,391	21,067
*	Alkermes Inc.	1,458,406	18,886
*	Volcano Corp.	704,344	18,031
*	Align Technology Inc.	876,530	17,951
*	Par Pharmaceutical Cos. Inc.	545,144	16,943
*	Nektar Therapeutics	1,736,518	16,445
*	Auxilium Pharmaceuticals Inc.	731,067	15,696
*	Amedisys Inc.	444,619	15,562
*	Integra LifeSciences Holdings Corp.	324,553	15,390
*	NuVasive Inc.	604,890	15,316
	Meridian Bioscience Inc.	623,257	14,952
*	Zoll Medical Corp.	329,567	14,768
*	DexCom Inc.	942,915	14,634
*	MWI Veterinary Supply Inc.	181,356	14,632
*	Ariad Pharmaceuticals Inc.	1,942,237	14,606
*	Kindred Healthcare Inc.	604,998	14,447
	Invacare Corp.	455,444	14,173
*	RehabCare Group Inc.	382,032	14,086
*	Acorda Therapeutics Inc.	598,263	13,880
*	Arthrocare Corp.	414,276	13,812
*	Neogen Corp.	330,228	13,665
*	Cyberonics Inc.	428,858	13,642
*	Insulet Corp.	651,995	13,444
*	Medicines Co.	817,396	13,315
*	Isis Pharmaceuticals Inc.	1,443,532	13,050
*	Questcor Pharmaceuticals Inc.	904,102	13,028
*,^ HeartWare International Inc.		148,563	12,707
	PDL BioPharma Inc.	2,143,396	12,432
*	Gentiva Health Services Inc.	435,190	12,198
*	Amsurg Corp. Class A	473,919	12,057
	Universal American Corp.	521,431	11,946
*,^ Accretive Health Inc.		423,495	11,756
*	Hanger Orthopedic Group Inc.	447,957	11,660
*	Air Methods Corp.	173,065	11,639
*	Savient Pharmaceuticals Inc.	1,078,620	11,433
*	CONMED Corp.	430,810	11,322
*	IPC The Hospitalist Co. Inc.	249,303	11,321
	Analogic Corp.	196,340	11,103
*	Emeritus Corp.	434,069	11,051
*	Luminex Corp.	583,125	10,939
*	Ardea Biosciences Inc.	360,173	10,333
*	Wright Medical Group Inc.	600,812	10,220
*	MedAssets Inc.	668,401	10,206
*	Momenta Pharmaceuticals Inc.	643,833	10,205
*	Celera Corp.	1,257,557	10,199
*	Abaxis Inc.	342,567	9,880
*	NPS Pharmaceuticals Inc.	1,023,918	9,799

	Computer Programs & Systems Inc.	151,356	9,729
*	NxStage Medical Inc.	440,213	9,676
*	Ironwood Pharmaceuticals Inc.	686,089	9,605
*,^ MAKO Surgical Corp.		394,889	9,556
*,^ Immunogen Inc.		1,041,341	9,445
*	Greatbatch Inc.	356,771	9,440
*	Medivation Inc.	503,124	9,378
*	Targacept Inc.	350,892	9,330
*	Geron Corp.	1,838,210	9,283
*	Molina Healthcare Inc.	231,331	9,253
*	Sunrise Senior Living Inc.	775,225	9,248
*	Clinical Data Inc.	297,875	9,026
	Landauer Inc.	144,167	8,869
*	Orthofix International NV	271,476	8,812
*,^ Sequenom Inc.		1,381,724	8,746
*	Bio-Reference Labs Inc.	383,390	8,603
*	Halozyme Therapeutics Inc.	1,232,200	8,268
*	ICU Medical Inc.	187,235	8,197
*	Healthways Inc.	525,470	8,076
*	Merit Medical Systems Inc.	411,318	8,070
*	Opko Health Inc.	2,160,168	8,057
*	Enzon Pharmaceuticals Inc.	731,243	7,971
*	Emdeon Inc. Class A	486,981	7,845
*	Team Health Holdings Inc.	444,498	7,770
*	Emergent Biosolutions Inc.	319,319	7,715
*,^ Vivus Inc.		1,243,828	7,699
*	Omnicell Inc.	504,810	7,693
*	Natus Medical Inc.	442,170	7,428
*	LHC Group Inc.	242,963	7,289
*	ABIOMED Inc.	492,328	7,154
*,^ SIGA Technologies Inc.		586,477	7,096
*	Medidata Solutions Inc.	273,110	6,983
*	Select Medical Holdings Corp.	863,011	6,956
*	Accuray Inc.	767,291	6,929
*	SonoSite Inc.	206,207	6,871
*	Conceptus Inc.	451,749	6,528
*	Triple-S Management Corp. Class B	308,457	6,348
*	Micromet Inc.	1,114,365	6,252
*	Angiodynamics Inc.	381,124	5,763
*	Assisted Living Concepts Inc. Class A	145,947	5,712
*	Corvel Corp.	107,332	5,708
	Cantel Medical Corp.	221,625	5,707
*	Rigel Pharmaceuticals Inc.	797,277	5,669
*	Affymetrix Inc.	1,084,286	5,649
	Ensign Group Inc.	175,474	5,603
*	Genomic Health Inc.	221,087	5,439
*	Arqule Inc.	753,821	5,397
*	AMAG Pharmaceuticals Inc.	322,642	5,388
*	Symmetry Medical Inc.	549,792	5,388
*	Quidel Corp.	447,246	5,349
	Pain Therapeutics Inc.	557,545	5,330
	National Healthcare Corp.	114,193	5,309
*	OraSure Technologies Inc.	672,220	5,284
*	Alnylam Pharmaceuticals Inc.	550,273	5,266
*,^ Cadence Pharmaceuticals Inc.		568,436	5,235

*,^ Sangamo Biosciences Inc.		623,928	5,197
*	PharMerica Corp.	448,449	5,130
*	eResearchTechnology Inc.	753,582	5,102
*	Sun Healthcare Group Inc.	361,878	5,092
*	Akorn Inc.	862,631	4,977
*	Almost Family Inc.	127,010	4,781
*,^ Unilife Corp.		807,520	4,579
*	Skilled Healthcare Group Inc.	317,355	4,567
*,^ MannKind Corp.		1,240,723	4,529
*,^ Cell Therapeutics Inc.		11,837,781	4,404
*	Lexicon Pharmaceuticals Inc.	2,584,730	4,342
	Atrion Corp.	24,774	4,322
*	Durect Corp.	1,199,871	4,320
*	BioMimetic Therapeutics Inc.	318,288	4,173
*,^ Protalix BioTherapeutics Inc.		682,148	4,147
*	AMN Healthcare Services Inc.	478,452	4,143
*	MAP Pharmaceuticals Inc.	299,648	4,132
*,^ Metabolix Inc.		390,843	4,108
*	Palomar Medical Technologies Inc.	270,349	4,015
*	Allos Therapeutics Inc.	1,212,734	3,844
*	Inspire Pharmaceuticals Inc.	948,788	3,757
*	Obagi Medical Products Inc.	282,515	3,571
*	Medcath Corp.	250,490	3,494
*	Codexis Inc.	288,804	3,425
*	Cross Country Healthcare Inc.	427,234	3,345
*	Synovis Life Technologies Inc.	173,162	3,321
*,^ PROLOR Biotech Inc.		528,659	3,146
*	TomoTherapy Inc.	684,389	3,128
*	Progenics Pharmaceuticals Inc.	503,944	3,114
*	SurModics Inc.	240,882	3,011
*	Kensey Nash Corp.	116,966	2,914
*	Nabi Biopharmaceuticals	495,632	2,880
*	XenoPort Inc.	476,191	2,824
*	Stereotaxis Inc.	711,415	2,753
*	Vital Images Inc.	203,692	2,752
*,^ Biotime Inc.		364,102	2,713
*	Ligand Pharmaceuticals Inc. Class B	270,285	2,703
*,^ Arena Pharmaceuticals Inc.		1,857,480	2,582
*	IRIS International Inc.	279,246	2,519
*	CryoLife Inc.	412,047	2,514
*	RTI Biologics Inc.	834,466	2,387
*,^ China Biologic Products Inc.		144,784	2,311
*	Dyax Corp.	1,429,699	2,302
*	Enzo Biochem Inc.	540,718	2,266
*	Exactech Inc.	127,990	2,246
*	Orthovita Inc.	1,051,567	2,240
*	Pozen Inc.	368,470	1,979
*	Alliance HealthCare Services Inc.	442,045	1,954
*	Idenix Pharmaceuticals Inc.	563,444	1,871
*	Osiris Therapeutics Inc.	249,426	1,811
*	Biospecifics Technologies Corp.	67,513	1,722
*,^ Orexigen Therapeutics Inc.		540,863	1,520
*	Albany Molecular Research Inc.	331,288	1,411
*,^ MELA Sciences Inc.		373,125	1,313
*,^ Alimera Sciences Inc.		118,964	928

* Caraco Pharmaceutical Laboratories Ltd.	148,956	775
* Sucampo Pharmaceuticals Inc. Class A	116,586	490
		2,959,250
Industrials (16.5%)
Gardner Denver Inc.	804,351	62,764
* WABCO Holdings Inc.	990,531	61,056
* TransDigm Group Inc.	720,016	60,359
Hubbell Inc. Class B	810,056	57,538
IDEX Corp.	1,254,221	54,747
Nordson Corp.	468,051	53,854
Snap-On Inc.	891,437	53,540
* BE Aerospace Inc.	1,488,398	52,883
Wabtec Corp.	734,901	49,848
* Oshkosh Corp.	1,390,756	49,205
Lincoln Electric Holdings Inc.	647,265	49,140
Kennametal Inc.	1,258,598	49,085
Waste Connections Inc.	1,687,052	48,570
* Thomas & Betts Corp.	793,790	47,207
Trinity Industries Inc.	1,221,720	44,800
* Kirby Corp.	778,985	44,628
Manitowoc Co. Inc.	2,013,329	44,052
Regal-Beloit Corp.	591,190	43,648
Graco Inc.	917,340	41,730
Carlisle Cos. Inc.	934,872	41,649
* Corrections Corp. of America	1,688,946	41,210
* WESCO International Inc.	651,020	40,689
Acuity Brands Inc.	659,976	38,602
* GrafTech International Ltd.	1,854,910	38,267
Crane Co.	761,607	36,885
Lennox International Inc.	696,302	36,612
* Clean Harbors Inc.	363,574	35,870
* Alaska Air Group Inc.	564,032	35,771
* Genesee & Wyoming Inc. Class A	597,526	34,776
CLARCOR Inc.	772,228	34,696
* General Cable Corp.	798,347	34,568
Landstar System Inc.	753,191	34,406
Valmont Industries Inc.	323,195	33,732
* AMR Corp.	5,107,577	32,995
Con-way Inc.	838,872	32,959
* Esterline Technologies Corp.	460,694	32,580
Toro Co.	480,130	31,794
UTi Worldwide Inc.	1,559,870	31,572
* EMCOR Group Inc.	1,017,917	31,525
Woodward Inc.	897,416	31,015
* United Rentals Inc.	928,195	30,890
* EnerSys	765,883	30,444
Actuant Corp. Class A	1,044,106	30,279
* Polypore International Inc.	524,547	30,203
* Hexcel Corp.	1,489,338	29,325
Alexander & Baldwin Inc.	632,198	28,860
* Teledyne Technologies Inc.	555,985	28,750
Robbins & Myers Inc.	619,846	28,507
* Avis Budget Group Inc.	1,575,629	28,220
* Atlas Air Worldwide Holdings Inc.	396,936	27,674
* Moog Inc. Class A	600,314	27,560

	GATX Corp.	709,360	27,424
	Belden Inc.	719,090	27,002
	Watsco Inc.	387,124	26,986
	Brady Corp. Class A	750,162	26,773
*	Dollar Thrifty Automotive Group Inc.	396,424	26,453
	Triumph Group Inc.	296,519	26,227
	AO Smith Corp.	586,408	26,001
*	Geo Group Inc.	987,381	25,316
	United Stationers Inc.	354,677	25,200
*	Middleby Corp.	268,530	25,032
	Curtiss-Wright Corp.	706,376	24,822
*	Chart Industries Inc.	439,597	24,195
*	JetBlue Airways Corp.	3,829,080	24,008
	Brink's Co.	710,934	23,539
*	Huntington Ingalls Industries Inc.	564,031	23,407
*	Tetra Tech Inc.	945,918	23,355
*	Meritor Inc.	1,371,214	23,270
	Herman Miller Inc.	831,174	22,849
*	Old Dominion Freight Line Inc.	642,549	22,547
	HNI Corp.	686,465	21,665
*	US Airways Group Inc.	2,476,120	21,567
*	Acacia Research - Acacia Technologies	628,499	21,507
	Mueller Industries Inc.	579,684	21,228
	Corporate Executive Board Co.	525,605	21,219
	Deluxe Corp.	786,540	20,875
	Rollins Inc.	1,014,788	20,600
*	HUB Group Inc. Class A	561,738	20,329
	Kaydon Corp.	512,540	20,086
*	II-VI Inc.	403,355	20,067
	Applied Industrial Technologies Inc.	584,969	19,456
	Mine Safety Appliances Co.	528,849	19,393
	Werner Enterprises Inc.	723,225	19,144
*	CoStar Group Inc.	302,071	18,934
	Knight Transportation Inc.	962,416	18,527
*,^ USG Corp.		1,103,896	18,391
*,^ American Superconductor Corp.		737,347	18,338
	Simpson Manufacturing Co. Inc.	605,847	17,848
	Watts Water Technologies Inc. Class A	460,758	17,596
	Briggs & Stratton Corp.	770,896	17,461
	ABM Industries Inc.	680,303	17,273
	Healthcare Services Group Inc.	956,835	16,821
*	Orbital Sciences Corp.	887,916	16,799
*	AAR Corp.	601,378	16,670
*	Ceradyne Inc.	362,311	16,333
*	Insituform Technologies Inc. Class A	601,098	16,079
*	Macquarie Infrastructure Co. LLC	665,414	15,877
*	Korn/Ferry International	708,919	15,788
*	3D Systems Corp.	323,393	15,701
	ESCO Technologies Inc.	406,762	15,518
^	HEICO Corp.	245,534	15,351
	Raven Industries Inc.	248,656	15,272
^	Lindsay Corp.	192,001	15,172
	Knoll Inc.	720,448	15,101
	Granite Construction Inc.	534,595	15,022
	Barnes Group Inc.	712,311	14,873

* DigitalGlobe Inc.	528,849	14,824
* AirTran Holdings Inc.	1,973,016	14,699
Heartland Express Inc.	833,847	14,642
* MasTec Inc.	699,542	14,551
Armstrong World Industries Inc.	310,118	14,349
* Beacon Roofing Supply Inc.	699,363	14,316
Skywest Inc.	843,106	14,265
Steelcase Inc. Class A	1,250,458	14,230
Cubic Corp.	246,019	14,146
* GeoEye Inc.	338,564	14,078
Kaman Corp.	398,191	14,016
Franklin Electric Co. Inc.	302,718	13,986
Interface Inc. Class A	742,502	13,729
Titan International Inc.	514,543	13,692
Resources Connection Inc.	705,293	13,676
Forward Air Corp.	444,538	13,616
Seaboard Corp.	5,593	13,496
* Mobile Mini Inc.	558,359	13,412
* RBC Bearings Inc.	336,456	12,863
American Science & Engineering Inc.	137,669	12,715
* Ladish Co. Inc.	228,324	12,478
* Advisory Board Co.	241,431	12,434
CIRCOR International Inc.	261,933	12,316
* Wabash National Corp.	1,046,747	12,121
Unifirst Corp.	228,661	12,121
* SYKES Enterprises Inc.	610,175	12,063
* Griffon Corp.	904,199	11,872
* EnPro Industries Inc.	315,264	11,450
Tutor Perini Corp.	468,981	11,424
* SFN Group Inc.	809,890	11,411
* RSC Holdings Inc.	792,628	11,398
* TrueBlue Inc.	674,919	11,332
Quanex Building Products Corp.	576,310	11,313
TAL International Group Inc.	306,819	11,128
Tennant Co.	261,897	11,010
* Astec Industries Inc.	294,821	10,994
Insperity Inc.	358,519	10,892
Albany International Corp.	427,163	10,636
Mueller Water Products Inc. Class A	2,367,989	10,609
* Interline Brands Inc.	506,781	10,338
* Layne Christensen Co.	298,848	10,310
Aircastle Ltd.	852,329	10,288
* Greenbrier Cos. Inc.	362,259	10,281
* Amerco Inc.	104,985	10,184
* Blount International Inc.	626,313	10,009
Universal Forest Products Inc.	266,722	9,775
Arkansas Best Corp.	368,138	9,542
G&K Services Inc. Class A	286,414	9,523
McGrath Rentcorp	348,259	9,497
* Exponent Inc.	212,482	9,479
* Sauer-Danfoss Inc.	185,281	9,436
* Kforce Inc.	515,009	9,425
Ameron International Corp.	134,696	9,400
* Kelly Services Inc. Class A	432,664	9,393
* Dycom Industries Inc.	538,433	9,336

*	Consolidated Graphics Inc.	168,424	9,201
	Gorman-Rupp Co.	231,380	9,114
	Badger Meter Inc.	218,643	9,010
	Allegiant Travel Co. Class A	203,977	8,936
*	Huron Consulting Group Inc.	318,157	8,810
	AZZ Inc.	191,180	8,718
	NACCO Industries Inc. Class A	77,266	8,551
	Sun Hydraulics Corp.	195,824	8,440
*	Colfax Corp.	366,049	8,401
*	Generac Holdings Inc.	413,972	8,400
*	H&E Equipment Services Inc.	429,492	8,379
	John Bean Technologies Corp.	431,904	8,306
	National Presto Industries Inc.	73,665	8,301
*	Aerovironment Inc.	233,617	8,170
	Comfort Systems USA Inc.	580,559	8,168
*	ACCO Brands Corp.	840,713	8,020
	Tredegar Corp.	366,253	7,904
*	Rush Enterprises Inc. Class A	393,554	7,792
*	Navigant Consulting Inc.	768,435	7,677
	Heidrick & Struggles International Inc.	269,187	7,492
	Viad Corp.	308,844	7,394
*	MYR Group Inc.	306,519	7,332
	Standex International Corp.	192,617	7,298
*	Team Inc.	276,406	7,258
	HEICO Corp. Class A	158,291	7,120
	Encore Wire Corp.	284,362	6,921
	EnergySolutions Inc.	1,152,333	6,868
*,^ Capstone Turbine Corp.		3,784,909	6,851
	LB Foster Co. Class A	157,289	6,781
	Ennis Inc.	396,059	6,745
*,^ A123 Systems Inc.		1,047,636	6,653
*,^ Trex Co. Inc.		201,737	6,581
	Great Lakes Dredge & Dock Corp.	854,187	6,517
*,^ Harbin Electric Inc.		312,050	6,456
*	RailAmerica Inc.	378,081	6,443
	Cascade Corp.	142,801	6,366
*	KAR Auction Services Inc.	414,120	6,353
	AAON Inc.	189,674	6,240
	Federal Signal Corp.	951,489	6,194
*	Higher One Holdings Inc.	428,528	6,192
*	FreightCar America Inc.	182,452	5,932
*	American Reprographics Co.	558,713	5,783
	Apogee Enterprises Inc.	429,802	5,669
	Dynamic Materials Corp.	202,550	5,661
*	Cenveo Inc.	866,519	5,658
	Marten Transport Ltd.	252,232	5,625
*	Trimas Corp.	261,027	5,612
*	ICF International Inc.	267,700	5,499
*	Dolan Co.	444,535	5,397
	Vicor Corp.	320,247	5,281
*	Celadon Group Inc.	324,843	5,275
*,^ Genco Shipping & Trading Ltd.		488,659	5,263
*	Force Protection Inc.	1,073,440	5,260
*	Titan Machinery Inc.	205,113	5,179
*	Columbus McKinnon Corp.	278,399	5,139

*,^ EnerNOC Inc.		267,222	5,107
*	Gibraltar Industries Inc.	417,663	4,983
*	Powell Industries Inc.	125,145	4,936
*	Kadant Inc.	186,357	4,881
*	CRA International Inc.	166,175	4,791
	US Ecology Inc.	265,489	4,627
*	GenCorp Inc.	768,249	4,594
*	Hawaiian Holdings Inc.	763,228	4,587
	Schawk Inc. Class A	235,902	4,586
*	M&F Worldwide Corp.	177,347	4,455
*	Orion Marine Group Inc.	412,388	4,429
*	Republic Airways Holdings Inc.	672,557	4,325
*	Furmanite Corp.	533,971	4,272
*	School Specialty Inc.	288,690	4,128
*	Sterling Construction Co. Inc.	238,020	4,018
*	Saia Inc.	244,310	4,004
*	Standard Parking Corp.	217,054	3,855
	Houston Wire & Cable Co.	259,110	3,788
*	Metalico Inc.	606,065	3,770
*	Taser International Inc.	910,998	3,708
*	Michael Baker Corp.	127,213	3,698
	Ampco-Pittsburgh Corp.	133,576	3,684
*,^ Ener1 Inc.		1,244,332	3,683
	Ducommun Inc.	153,117	3,660
*	American Railcar Industries Inc.	146,207	3,649
*,^ Eagle Bulk Shipping Inc.		954,354	3,550
*	CBIZ Inc.	491,684	3,545
*	Northwest Pipe Co.	142,519	3,268
*	Fushi Copperweld Inc.	403,576	3,237
*	Mistras Group Inc.	183,084	3,151
	Aceto Corp.	390,527	3,113
*	Innerworkings Inc.	419,350	3,095
	CDI Corp.	203,861	3,015
	American Woodmark Corp.	142,256	2,970
*	Pacer International Inc.	532,682	2,802
*	Roadrunner Transportation Systems Inc.	184,526	2,768
	Kimball International Inc. Class B	393,639	2,755
*	Pike Electric Corp.	283,586	2,700
	Douglas Dynamics Inc.	179,289	2,557
	Preformed Line Products Co.	35,956	2,487
*	APAC Customer Services Inc.	402,778	2,421
	Baltic Trading Ltd.	256,735	2,341
*	Fuel Tech Inc.	260,358	2,317
*	Patriot Transportation Holding Inc.	84,353	2,256
	Courier Corp.	156,373	2,183
*,^ Lihua International Inc.		244,352	2,145
*	Rush Enterprises Inc. Class B	121,462	2,112
*	Hill International Inc.	388,945	2,058
*,^ Advanced Battery Technologies Inc.		950,048	1,843
*,^ Valence Technology Inc.		1,106,231	1,726
*	Tecumseh Products Co. Class A	168,984	1,693
*	Universal Truckload Services Inc.	96,648	1,667
*,^ Energy Recovery Inc.		477,740	1,519
*,^ China Valves Technology Inc.		317,907	1,475
*,^ YRC Worldwide Inc.		724,666	1,275

*,^ Broadwind Energy Inc.		817,306	1,071
*,^ SmartHeat Inc.		376,711	1,066
*,^ China Fire & Security Group Inc.		129,058	796
*	TBS International plc Class A	198,159	386
*	Tecumseh Products Co. Class B	37,155	346
			4,376,858
Information Technology (19.0%)
*	Informatica Corp.	1,438,273	75,121
*	VeriFone Systems Inc.	1,332,140	73,201
*	JDS Uniphase Corp.	3,411,530	71,096
*	TIBCO Software Inc.	2,559,041	69,734
*	Polycom Inc.	1,308,827	67,863
*	Rackspace Hosting Inc.	1,449,222	62,099
*	MICROS Systems Inc.	1,234,928	61,042
*	Varian Semiconductor Equipment Associates Inc.	1,133,789	55,181
*	Gartner Inc.	1,323,625	55,155
	Solera Holdings Inc.	1,075,901	54,979
*	Teradyne Inc.	2,779,122	49,496
*	Ariba Inc.	1,439,525	49,145
*	Atheros Communications Inc.	1,096,774	48,971
*	Cypress Semiconductor Corp.	2,414,236	46,788
*	NCR Corp.	2,440,818	45,985
*	WebMD Health Corp.	850,346	45,425
	National Instruments Corp.	1,347,669	44,163
	Jack Henry & Associates Inc.	1,246,152	42,232
*	Sohu.com Inc.	465,108	41,562
*	Vishay Intertechnology Inc.	2,307,518	40,935
*	Parametric Technology Corp.	1,805,428	40,604
*	Aruba Networks Inc.	1,196,922	40,504
*	Cadence Design Systems Inc.	4,095,177	39,928
*	Compuware Corp.	3,357,120	38,775
*	Concur Technologies Inc.	682,965	37,870
*	Ciena Corp.	1,434,429	37,238
*	Netlogic Microsystems Inc.	881,118	37,025
	ADTRAN Inc.	870,309	36,953
*	Tech Data Corp.	714,466	36,338
	Diebold Inc.	1,006,926	35,706
*	International Rectifier Corp.	1,063,697	35,166
*	VistaPrint NV	674,402	35,001
*	Itron Inc.	619,270	34,952
*	Fairchild Semiconductor International Inc. Class A	1,898,643	34,555
*	Acme Packet Inc.	486,870	34,548
*	Zebra Technologies Corp.	866,627	34,006
*	Rambus Inc.	1,712,881	33,915
*	Universal Display Corp.	613,053	33,742
	MercadoLibre Inc.	405,727	33,119
	InterDigital Inc.	678,926	32,392
*	Novell Inc.	5,390,606	31,966
*	TriQuint Semiconductor Inc.	2,438,966	31,487
*,^ Veeco Instruments Inc.		611,971	31,113
	Anixter International Inc.	442,014	30,892
*	Monster Worldwide Inc.	1,893,844	30,112
*	QLogic Corp.	1,617,766	30,010
*	Omnivision Technologies Inc.	838,199	29,781
*	SuccessFactors Inc.	756,334	29,565

*	Progress Software Corp.	994,999	28,944
*	NeuStar Inc. Class A	1,129,918	28,903
*	Wright Express Corp.	557,194	28,885
*	CACI International Inc. Class A	464,475	28,482
*	Silicon Laboratories Inc.	636,337	27,496
*	Fortinet Inc.	621,098	27,328
*	GSI Commerce Inc.	916,448	26,824
*	Convergys Corp.	1,866,282	26,800
	Plantronics Inc.	729,735	26,723
*	PMC - Sierra Inc.	3,544,196	26,581
*	Microsemi Corp.	1,279,677	26,502
*	Finisar Corp.	1,063,202	26,155
*	Lawson Software Inc.	2,125,171	25,715
*	RF Micro Devices Inc.	3,999,248	25,635
*	CommVault Systems Inc.	626,832	24,998
*	CoreLogic Inc.	1,346,000	24,901
*	Cavium Networks Inc.	553,047	24,848
*	Mentor Graphics Corp.	1,674,724	24,501
	MKS Instruments Inc.	733,311	24,419
*	Cymer Inc.	431,317	24,404
*	Arris Group Inc.	1,891,810	24,102
*	Hittite Microwave Corp.	377,820	24,094
*	Quest Software Inc.	948,282	24,077
*	Semtech Corp.	955,602	23,909
	Intersil Corp. Class A	1,905,426	23,723
*	Digital River Inc.	608,005	22,758
*	IPG Photonics Corp.	394,111	22,732
*	Viasat Inc.	566,278	22,560
*	OpenTable Inc.	211,702	22,514
*	Coherent Inc.	380,873	22,133
*	Plexus Corp.	620,039	21,739
*	Ultimate Software Group Inc.	368,099	21,626
	MAXIMUS Inc.	263,682	21,403
*	Cirrus Logic Inc.	1,006,445	21,166
*	SAVVIS Inc.	559,181	20,740
*	j2 Global Communications Inc.	698,971	20,627
*	Unisys Corp.	653,045	20,388
*	Aspen Technology Inc.	1,354,005	20,297
*	Take-Two Interactive Software Inc.	1,303,092	20,029
*	Taleo Corp. Class A	557,831	19,887
*	FEI Co.	585,582	19,746
*	EchoStar Corp. Class A	517,007	19,569
	Littelfuse Inc.	340,428	19,438
	Fair Isaac Corp.	611,398	19,326
*	JDA Software Group Inc.	636,796	19,269
*	SRA International Inc. Class A	677,808	19,223
*	Sapient Corp.	1,672,075	19,145
*	Blue Coat Systems Inc.	661,489	18,628
*	Diodes Inc.	543,572	18,514
*	Cabot Microelectronics Corp.	351,680	18,375
	Blackbaud Inc.	672,557	18,320
*,^ Blackboard Inc.		500,255	18,129
*	Spansion Inc. Class A	960,887	17,940
*	ValueClick Inc.	1,236,489	17,880
*	Netgear Inc.	548,924	17,807

*	Entegris Inc.	2,020,729	17,722
*	Benchmark Electronics Inc.	932,931	17,698
*	AsiaInfo-Linkage Inc.	802,842	17,382
*	Integrated Device Technology Inc.	2,351,075	17,327
*	Rofin-Sinar Technologies Inc.	435,198	17,190
*	MicroStrategy Inc. Class A	126,002	16,945
*	Acxiom Corp.	1,167,603	16,755
*	ACI Worldwide Inc.	508,462	16,678
	Cognex Corp.	582,549	16,457
	Power Integrations Inc.	428,363	16,419
*	Harmonic Inc.	1,714,593	16,083
*	BroadSoft Inc.	330,426	15,758
*	TTM Technologies Inc.	858,594	15,592
*	TiVo Inc.	1,779,310	15,587
*	Scansource Inc.	409,312	15,550
*	L-1 Identity Solutions Inc.	1,288,633	15,180
*	Mantech International Corp. Class A	353,686	14,996
*	GT Solar International Inc.	1,388,988	14,807
*,^ Constant Contact Inc.		423,097	14,766
*	Advent Software Inc.	513,298	14,716
*	Websense Inc.	639,715	14,694
*,^ SunPower Corp. Class A		855,157	14,657
*	Emulex Corp.	1,330,734	14,199
*	Stratasys Inc.	300,415	14,119
*	Synaptics Inc.	522,506	14,118
*	Tessera Technologies Inc.	772,541	14,107
*,^ Ebix Inc.		593,069	14,026
*	Brooks Automation Inc.	1,002,673	13,767
*	Sanmina-SCI Corp.	1,224,344	13,725
*	Ancestry.com Inc.	385,836	13,678
*	Checkpoint Systems Inc.	606,953	13,644
*	DealerTrack Holdings Inc.	591,081	13,571
*	Euronet Worldwide Inc.	700,739	13,545
*	Loral Space & Communications Inc.	174,593	13,540
	Syntel Inc.	255,701	13,355
*	Synchronoss Technologies Inc.	383,885	13,340
*	Avid Technology Inc.	583,978	13,023
	Earthlink Inc.	1,657,039	12,975
*	Verigy Ltd.	920,184	12,965
*,^ Power-One Inc.		1,470,043	12,863
*	DG FastChannel Inc.	390,003	12,566
*	Terremark Worldwide Inc.	659,655	12,533
*	Netscout Systems Inc.	451,445	12,333
*	DTS Inc.	262,575	12,244
*	Insight Enterprises Inc.	708,998	12,074
*	Sonus Networks Inc.	3,174,464	11,936
*	Bottomline Technologies Inc.	469,554	11,805
*	Infinera Corp.	1,398,273	11,731
	AVX Corp.	781,666	11,655
*	RightNow Technologies Inc.	372,268	11,652
*	SYNNEX Corp.	355,930	11,650
	Comtech Telecommunications Corp.	423,694	11,516
*	Amkor Technology Inc.	1,690,908	11,397
*	SolarWinds Inc.	482,673	11,323
*	Sourcefire Inc.	408,513	11,238

^	VirnetX Holding Corp.	560,386	11,157
*	Manhattan Associates Inc.	335,760	10,986
*	Rogers Corp.	242,627	10,933
*	SunPower Corp. Class B	644,056	10,736
	MTS Systems Corp.	234,588	10,685
*	Silicon Image Inc.	1,190,657	10,680
*	Lattice Semiconductor Corp.	1,805,660	10,653
*	Cardtronics Inc.	517,529	10,532
*	Ultratech Inc.	354,990	10,437
*	CSG Systems International Inc.	521,916	10,407
*	Electronics for Imaging Inc.	705,865	10,383
	NIC Inc.	830,526	10,348
*	Applied Micro Circuits Corp.	990,155	10,278
	Heartland Payment Systems Inc.	585,233	10,259
*	Volterra Semiconductor Corp.	411,753	10,224
*,^ STEC Inc.		506,185	10,169
*	Verint Systems Inc.	282,077	10,110
*	Brightpoint Inc.	929,979	10,081
*	Radiant Systems Inc.	566,792	10,032
*	Newport Corp.	562,657	10,032
*	Tyler Technologies Inc.	419,425	9,945
*	comScore Inc.	336,524	9,931
*,^ Entropic Communications Inc.		1,157,045	9,777
	Pegasystems Inc.	256,130	9,718
	Park Electrochemical Corp.	300,457	9,690
*	Epicor Software Corp.	873,432	9,669
*	OSI Systems Inc.	256,954	9,643
*	Kulicke & Soffa Industries Inc.	1,025,013	9,584
*	Silicon Graphics International Corp.	445,078	9,525
	Black Box Corp.	270,914	9,523
*	FARO Technologies Inc.	235,300	9,412
	Forrester Research Inc.	242,204	9,274
*	Advanced Energy Industries Inc.	563,240	9,209
*	Powerwave Technologies Inc.	2,038,841	9,195
*	LogMeIn Inc.	217,470	9,169
*	ATMI Inc.	482,699	9,113
*	Mercury Computer Systems Inc.	430,298	9,105
*	Ceva Inc.	336,708	9,000
*	Ixia	559,763	8,889
	Micrel Inc.	656,869	8,855
	iGate Corp.	470,592	8,833
*	Oclaro Inc.	762,238	8,773
*	TeleTech Holdings Inc.	452,145	8,763
*	QuinStreet Inc.	382,344	8,691
*	NetSuite Inc.	295,255	8,586
*	Standard Microsystems Corp.	346,846	8,553
*	Dice Holdings Inc.	557,511	8,424
	Opnet Technologies Inc.	215,277	8,394
	United Online Inc.	1,315,081	8,292
*	SS&C Technologies Holdings Inc.	402,900	8,227
*	Kenexa Corp.	296,899	8,191
*	Quantum Corp.	3,211,917	8,094
*	Zoran Corp.	768,473	7,984
*	Intermec Inc.	735,814	7,939
*	Interactive Intelligence Inc.	204,420	7,913

*,^ Rubicon Technology Inc.		280,666	7,769
*	Tekelec	946,495	7,686
*	FormFactor Inc.	735,300	7,574
	Sycamore Networks Inc.	305,760	7,470
*	Electro Scientific Industries Inc.	429,609	7,458
*	Monolithic Power Systems Inc.	520,840	7,391
*	Vocus Inc.	283,819	7,340
*	Limelight Networks Inc.	1,010,432	7,235
*	Kemet Corp.	466,239	6,914
	EPIQ Systems Inc.	477,120	6,851
*	Accelrys Inc.	852,595	6,821
	Methode Electronics Inc.	563,990	6,813
*	Ciber Inc.	1,016,546	6,811
*,^ Calix Inc.		332,223	6,747
*	Super Micro Computer Inc.	401,176	6,435
*	Maxwell Technologies Inc.	366,940	6,337
*	VASCO Data Security International Inc.	460,918	6,328
*	TNS Inc.	401,731	6,255
*	DemandTec Inc.	466,261	6,136
*	LoopNet Inc.	418,491	5,922
*	Move Inc.	2,423,057	5,791
*	ShoreTel Inc.	702,383	5,781
	Daktronics Inc.	536,999	5,773
*	Oplink Communications Inc.	295,565	5,761
*	Fabrinet	284,142	5,728
	CTS Corp.	523,791	5,657
*	SMART Modular Technologies WWH Inc.	723,589	5,622
*	S1 Corp.	816,859	5,457
*	Knot Inc.	446,266	5,377
	Cohu Inc.	347,442	5,337
*	Sigma Designs Inc.	407,578	5,278
*	Imation Corp.	473,750	5,278
*	Perficient Inc.	435,913	5,235
*	Net 1 UEPS Technologies Inc.	590,913	5,082
*,^ China Security & Surveillance Technology Inc.		1,092,871	5,060
*	Monotype Imaging Holdings Inc.	347,559	5,040
*	RealNetworks Inc.	1,345,912	5,007
*	Rudolph Technologies Inc.	456,630	4,996
*	Echelon Corp.	480,096	4,863
*	IXYS Corp.	360,132	4,837
*	Infospace Inc.	554,803	4,805
*	ExlService Holdings Inc.	224,607	4,750
*	THQ Inc.	1,041,142	4,748
*	Aviat Networks Inc.	917,070	4,741
*	Internap Network Services Corp.	713,642	4,689
*	Extreme Networks	1,326,504	4,643
*	EMS Technologies Inc.	234,635	4,612
*	UTStarcom Inc.	1,959,604	4,605
*	Kopin Corp.	992,337	4,555
*	Anadigics Inc.	1,012,683	4,537
	Cass Information Systems Inc.	115,297	4,530
*	Smith Micro Software Inc.	471,504	4,413
	Electro Rent Corp.	256,609	4,409
*	PROS Holdings Inc.	300,547	4,379
*	Anaren Inc.	216,891	4,359

*	Intevac Inc.	342,434	4,256
*	Virtusa Corp.	221,782	4,154
*	Multi-Fineline Electronix Inc.	146,049	4,121
*	Seachange International Inc.	433,276	4,116
*	Symmetricom Inc.	668,928	4,101
*	Liquidity Services Inc.	225,854	4,034
*	Pericom Semiconductor Corp.	381,854	3,960
*	Digi International Inc.	366,258	3,868
*	Supertex Inc.	169,747	3,782
	ModusLink Global Solutions Inc.	679,811	3,712
*	Ness Technologies Inc.	579,476	3,709
	Pulse Electronics Corp.	603,153	3,649
*	Exar Corp.	576,946	3,473
*	Actuate Corp.	654,422	3,403
*	Integral Systems Inc.	270,382	3,291
*	Cray Inc.	497,534	3,209
	Bel Fuse Inc. Class B	139,592	3,072
*	Cogo Group Inc.	378,247	3,052
*	Conexant Systems Inc.	1,257,443	2,993
*	TeleCommunication Systems Inc. Class A	718,593	2,961
*	NCI Inc. Class A	116,142	2,830
*	DSP Group Inc.	355,527	2,738
*	Novatel Wireless Inc.	484,732	2,647
*	Global Cash Access Holdings Inc.	793,821	2,596
*,^ Meru Networks Inc.		123,357	2,505
*,^ Rosetta Stone Inc.		175,601	2,320
*	Advanced Analogic Technologies Inc.	612,978	2,317
	Marchex Inc. Class B	282,018	2,219
*,^ Echo Global Logistics Inc.		168,901	2,218
	Stamps.com Inc.	164,335	2,194
*	Agilysys Inc.	349,717	2,007
*	Deltek Inc.	263,304	2,001
	Renaissance Learning Inc.	156,534	1,839
*	BigBand Networks Inc.	693,930	1,769
*,^ Energy Conversion Devices Inc.		762,492	1,723
*,^ Comverge Inc.		367,827	1,714
*	MaxLinear Inc.	164,756	1,346
*	China Information Technology Inc.	474,424	1,281
*	TechTarget Inc.	140,314	1,250
*	Trident Microsystems Inc.	1,076,263	1,238
*	Mitel Networks Corp.	200,765	946
*	China TransInfo Technology Corp.	151,398	699
*,^ Evergreen Solar Inc.		507,718	685
	Bel Fuse Inc. Class A	17,824	428
			5,046,924
Materials (6.4%)
	Domtar Corp.	650,250	59,680
	Aptargroup Inc.	1,027,387	51,503
	Huntsman Corp.	2,931,884	50,956
*	Rockwood Holdings Inc.	987,030	48,582
*	Coeur d'Alene Mines Corp.	1,369,074	47,616
*	Solutia Inc.	1,866,119	47,399
	Compass Minerals International Inc.	502,586	47,007
	RPM International Inc.	1,974,314	46,850
	Packaging Corp. of America	1,571,476	45,400

Cabot Corp.	951,635	44,051
* Allied Nevada Gold Corp.	1,226,941	43,532
* WR Grace & Co.	1,120,062	42,887
Cytec Industries Inc.	756,909	41,153
Royal Gold Inc.	781,743	40,963
^ Rock-Tenn Co. Class A	566,745	39,304
Temple-Inland Inc.	1,570,046	36,739
* Hecla Mining Co.	3,930,781	35,692
* Stillwater Mining Co.	1,402,924	32,169
Commercial Metals Co.	1,753,323	30,280
NewMarket Corp.	186,050	29,437
Silgan Holdings Inc.	769,433	29,346
Carpenter Technology Corp.	673,512	28,766
Olin Corp.	1,218,873	27,937
Sensient Technologies Corp.	761,466	27,291
AK Steel Holding Corp.	1,684,856	26,587
* Intrepid Potash Inc.	690,409	24,040
Schnitzer Steel Industries Inc.	347,783	22,609
Globe Specialty Metals Inc.	978,671	22,275
* Ferro Corp.	1,321,944	21,931
* Louisiana-Pacific Corp.	2,022,340	21,235
PolyOne Corp.	1,432,533	20,356
Eagle Materials Inc.	642,754	19,450
Minerals Technologies Inc.	283,756	19,443
* Georgia Gulf Corp.	520,390	19,254
Worthington Industries Inc.	907,206	18,979
* OM Group Inc.	472,979	17,283
* Century Aluminum Co.	923,552	17,252
Westlake Chemical Corp.	304,080	17,089
Buckeye Technologies Inc.	605,008	16,474
Balchem Corp.	436,952	16,394
Texas Industries Inc.	362,186	16,382
HB Fuller Co.	750,231	16,115
Arch Chemicals Inc.	384,884	16,007
* US Gold Corp.	1,728,760	15,265
Innophos Holdings Inc.	328,554	15,150
* RTI International Metals Inc.	461,634	14,380
* Clearwater Paper Corp.	175,970	14,324
Schweitzer-Mauduit International Inc.	275,976	13,967
* Calgon Carbon Corp.	863,525	13,713
Koppers Holdings Inc.	315,140	13,456
* Kraton Performance Polymers Inc.	335,134	12,819
* Materion Corp.	309,615	12,632
AMCOL International Corp.	333,515	12,000
A Schulman Inc.	482,332	11,923
* Innospec Inc.	365,111	11,662
Deltic Timber Corp.	172,191	11,509
* Horsehead Holding Corp.	664,568	11,331
Kaiser Aluminum Corp.	221,053	10,887
Haynes International Inc.	186,187	10,324
* LSB Industries Inc.	258,609	10,251
PH Glatfelter Co.	701,484	9,344
* KapStone Paper and Packaging Corp.	528,747	9,079
Stepan Co.	123,029	8,920
Boise Inc.	910,064	8,336

*,^ STR Holdings Inc.		379,938	7,287
*	Graphic Packaging Holding Co.	1,315,674	7,131
*	Capital Gold Corp.	936,596	6,022
*	Zoltek Cos. Inc.	446,908	6,002
	Zep Inc.	333,117	5,800
*	Noranda Aluminum Holding Corp.	350,306	5,622
	Hawkins Inc.	134,383	5,520
*	Headwaters Inc.	926,988	5,469
	Wausau Paper Corp.	713,924	5,454
*	TPC Group Inc.	184,676	5,332
*	General Moly Inc.	943,074	5,074
*	Graham Packaging Co. Inc.	288,584	5,030
*	AM Castle & Co.	263,011	4,966
	Neenah Paper Inc.	225,500	4,954
	Olympic Steel Inc.	141,364	4,638
	Myers Industries Inc.	458,953	4,557
*	Golden Minerals Co.	185,210	4,067
*,^ Yongye International Inc.		604,344	3,705
*	Spartech Corp.	473,017	3,429
*	Metals USA Holdings Corp.	198,214	3,245
	American Vanguard Corp.	337,392	2,929
*	Landec Corp.	383,643	2,494
*,^ Gulf Resources Inc.		317,936	1,968
*,^ China Green Agriculture Inc.		238,189	1,644
*,^ ShengdaTech Inc.		454,529	1,618
*	United States Lime & Minerals Inc.	34,242	1,387
*,^ China Agritech Inc.		144,653	995
			1,711,306
Telecommunication Services (0.9%)
*	tw telecom inc Class A	2,201,918	42,277
*	Level 3 Communications Inc.	25,586,189	37,612
	AboveNet Inc.	231,518	15,016
*	Leap Wireless International Inc.	958,890	14,853
*	Cogent Communications Group Inc.	702,313	10,022
*	Hughes Communications Inc.	150,826	9,000
	NTELOS Holdings Corp.	479,212	8,822
*	Cincinnati Bell Inc.	3,088,422	8,277
*	Vonage Holdings Corp.	1,789,752	8,161
	Alaska Communications Systems Group Inc.	683,880	7,283
*	Neutral Tandem Inc.	481,227	7,098
*	Global Crossing Ltd.	509,763	7,096
	Consolidated Communications Holdings Inc.	365,414	6,844
*	PAETEC Holding Corp.	2,000,834	6,683
*	ICO Global Communications Holdings Ltd.	2,443,091	6,523
	Shenandoah Telecommunications Co.	345,555	6,241
*	Premiere Global Services Inc.	758,241	5,778
	Atlantic Tele-Network Inc.	153,137	5,695
	USA Mobility Inc.	338,094	4,899
*,^ Iridium Communications Inc.		591,067	4,711
*	General Communication Inc. Class A	406,910	4,452
*	Cbeyond Inc.	377,271	4,403
			231,746
Utilities (3.5%)
	ITC Holdings Corp.	775,999	54,242

Westar Energy Inc.			1,813,153	47,903
Atmos Energy Corp.			1,385,007	47,229
Questar Corp.			2,676,008	46,696
* GenOn Energy Inc.			11,737,687	44,721
Great Plains Energy Inc.			2,076,879	41,579
Nicor Inc.			697,486	37,455
Hawaiian Electric Industries Inc.			1,442,784	35,781
Piedmont Natural Gas Co. Inc.			1,104,445	33,520
Vectren Corp.			1,188,167	32,318
Cleco Corp.			931,388	31,937
WGL Holdings Inc.			782,321	30,511
IDACORP Inc.			752,417	28,667
Portland General Electric Co.			1,153,511	27,419
Southwest Gas Corp.			697,838	27,195
New Jersey Resources Corp.			631,749	27,134
South Jersey Industries Inc.			457,683	25,616
UIL Holdings Corp.			772,727	23,584
Unisource Energy Corp.			558,263	20,170
Avista Corp.			866,482	20,042
* El Paso Electric Co.			653,183	19,857
PNM Resources Inc.			1,327,839	19,811
Allete Inc.			493,800	19,243
Black Hills Corp.			571,326	19,105
Northwest Natural Gas Co.			407,930	18,818
NorthWestern Corp.			554,313	16,796
MGE Energy Inc.			354,017	14,334
Empire District Electric Co.			635,890	13,856
Otter Tail Corp.			550,643	12,516
Laclede Group Inc.			324,646	12,369
CH Energy Group Inc.			242,425	12,252
California Water Service Group			302,872	11,258
American States Water Co.			285,410	10,235
* Dynegy Inc. Class A			1,577,722	8,977
^ Ormat Technologies Inc.			313,532	7,942
Chesapeake Utilities Corp.			138,611	5,769
SJW Corp.			213,515	4,943
Central Vermont Public Service Corp.			190,636	4,440
Middlesex Water Co.			237,156	4,314
Unitil Corp.			167,422	3,944
Connecticut Water Service Inc.			132,853	3,501
				927,999
Total Common Stocks (Cost $20,955,774)				26,559,332
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.6%)
[2,3] Vanguard Market Liquidity Fund	0.208%		428,112,863	428,113

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.180%	6/20/11	8,000	7,997

Total Temporary Cash Investments (Cost $436,110)	436,110
Total Investments (101.5%) (Cost $21,391,884)	26,995,442
Other Assets and Liabilities-Net (-1.5%)[3]	(392,313)
Net Assets (100%)	26,603,129

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $331,809,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $357,376,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $7,997,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,559,332	—	—
Temporary Cash Investments	428,113	7,997	—
Futures Contracts—Assets[1]	203	—	—
Futures Contracts—Liabilities[1]	(23)	—	—
Total	26,987,625	7,997	—

Small-Cap Index Fund

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short )	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2011	523	44,021	1,474

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2011, the cost of investment securities for tax purposes was $21,391,884,000. Net unrealized appreciation of investment securities for tax purposes was $5,603,558,000, consisting of unrealized gains of $7,026,300,000 on securities that had risen in value since their purchase and $1,422,742,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments
As of March 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (16.1%)
	Tractor Supply Co.	756,430	45,280
	Gentex Corp.	1,456,087	44,047
*	Signet Jewelers Ltd.	889,952	40,956
*	Panera Bread Co. Class A	300,404	38,151
	Sotheby's	696,252	36,623
*	Deckers Outdoor Corp.	399,918	34,453
*	Big Lots Inc.	783,817	34,041
*	Tempur-Pedic International Inc.	671,800	34,033
	Polaris Industries Inc.	334,047	29,069
	Chico's FAS Inc.	1,842,463	27,453
*	Tenneco Inc.	622,815	26,439
*	Warnaco Group Inc.	461,746	26,407
*	Under Armour Inc. Class A	379,463	25,822
*	Dana Holding Corp.	1,465,036	25,477
	Weight Watchers International Inc.	343,843	24,103
	John Wiley & Sons Inc. Class A	473,583	24,077
*	Aeropostale Inc.	959,163	23,327
*	WMS Industries Inc.	599,405	21,189
*	Bally Technologies Inc.	556,176	21,051
	Aaron's Inc.	801,032	20,314
*	DreamWorks Animation SKG Inc. Class A	723,596	20,210
^	Strayer Education Inc.	140,655	18,354
*	Cheesecake Factory Inc.	583,975	17,572
*	Hanesbrands Inc.	645,809	17,463
*	Madison Square Garden Inc. Class A	646,345	17,445
*	Ulta Salon Cosmetics & Fragrance Inc.	336,525	16,197
*	Iconix Brand Group Inc.	752,943	16,173
*	CROCS Inc.	904,980	16,145
*	Sally Beauty Holdings Inc.	1,044,242	14,630
*	Life Time Fitness Inc.	391,363	14,602
*	JOS A Bank Clothiers Inc.	286,552	14,580
*	Live Nation Entertainment Inc.	1,441,474	14,415
*,^ Coinstar Inc.		312,150	14,334
	Morningstar Inc.	232,059	13,548
	Thor Industries Inc.	405,272	13,524
*	HSN Inc.	419,739	13,444
*	Shutterfly Inc.	256,286	13,419
*	Orient-Express Hotels Ltd. Class A	1,047,131	12,953
*	Childrens Place Retail Stores Inc.	254,410	12,677
	Pool Corp.	515,982	12,440
*	Pier 1 Imports Inc.	1,215,739	12,340
*	Steven Madden Ltd.	259,276	12,168
*	Gaylord Entertainment Co.	345,546	11,984
	Matthews International Corp. Class A	305,747	11,787
	Brunswick Corp.	459,840	11,694
	Arbitron Inc.	279,719	11,197
	PF Chang's China Bistro Inc.	238,300	11,007
*	Hibbett Sports Inc.	295,377	10,577
	National CineMedia Inc.	562,714	10,506

	Monro Muffler Brake Inc.	297,696	9,818
*	Buffalo Wild Wings Inc.	179,336	9,761
	Texas Roadhouse Inc. Class A	558,344	9,486
*,^ Tesla Motors Inc.		338,650	9,381
*	Eastman Kodak Co.	2,788,908	9,008
*	Exide Technologies	796,927	8,910
*	BJ's Restaurants Inc.	226,107	8,893
*	ANN Inc.	300,686	8,753
*	DineEquity Inc.	158,976	8,741
*	Carter's Inc.	298,170	8,537
*	Vitamin Shoppe Inc.	248,137	8,394
*	K12 Inc.	241,275	8,131
*,^ Blue Nile Inc.		149,236	8,057
	CEC Entertainment Inc.	213,280	8,047
*	Saks Inc.	709,338	8,023
	Choice Hotels International Inc.	200,672	7,796
*	Capella Education Co.	154,354	7,685
*	American Public Education Inc.	186,556	7,546
*	Valassis Communications Inc.	257,581	7,506
*	Ascena Retail Group Inc.	228,821	7,416
*	iRobot Corp.	224,520	7,384
*	Vail Resorts Inc.	149,294	7,280
*	Select Comfort Corp.	575,035	6,935
*	Maidenform Brands Inc.	242,611	6,931
	PEP Boys-Manny Moe & Jack	544,348	6,919
*	Interval Leisure Group Inc.	414,849	6,783
*	Papa John's International Inc.	214,062	6,779
*	Steiner Leisure Ltd.	146,053	6,756
*	Office Depot Inc.	1,437,319	6,655
*	Peet's Coffee & Tea Inc.	132,773	6,385
*	G-III Apparel Group Ltd.	169,287	6,362
	Express Inc.	322,231	6,296
*	Scientific Games Corp. Class A	712,725	6,229
*	Shuffle Master Inc.	556,371	5,942
*	True Religion Apparel Inc.	250,931	5,889
	Ethan Allen Interiors Inc.	268,265	5,875
*	Zumiez Inc.	222,229	5,874
*	OfficeMax Inc.	441,019	5,707
*,^ Lumber Liquidators Holdings Inc.		227,640	5,689
*	Sonic Corp.	607,049	5,494
*	American Axle & Manufacturing Holdings Inc.	433,216	5,454
*	Fuel Systems Solutions Inc.	172,963	5,220
*	Domino's Pizza Inc.	283,148	5,218
*	Modine Manufacturing Co.	296,741	4,789
*	Pre-Paid Legal Services Inc.	70,997	4,686
*	Wet Seal Inc. Class A	1,054,395	4,513
*	New York Times Co. Class A	474,032	4,489
*	Krispy Kreme Doughnuts Inc.	629,588	4,432
	International Speedway Corp. Class A	143,592	4,279
*	Knology Inc.	326,985	4,221
*	Denny's Corp.	1,035,070	4,202
	Universal Technical Institute Inc.	213,963	4,162
	Buckle Inc.	101,938	4,118
*	Universal Electronics Inc.	138,443	4,092
*	California Pizza Kitchen Inc.	241,918	4,084
*	AFC Enterprises Inc.	265,468	4,017
*	Rue21 Inc.	138,710	3,995
*	Lions Gate Entertainment Corp.	637,552	3,985

	Sinclair Broadcast Group Inc. Class A	316,426	3,968
*	Warner Music Group Corp.	562,345	3,807
*	Asbury Automotive Group Inc.	198,506	3,670
*	99 Cents Only Stores	177,686	3,483
*	Citi Trends Inc.	153,723	3,427
*	Libbey Inc.	204,049	3,367
*	Penske Automotive Group Inc.	167,055	3,344
	Volcom Inc.	177,113	3,282
*,^ Bridgepoint Education Inc.		189,486	3,240
*,^ Education Management Corp.		152,821	3,200
*	Grand Canyon Education Inc.	213,445	3,095
	Sturm Ruger & Co. Inc.	126,522	2,906
*	Retail Ventures Inc.	165,157	2,849
*,^ hhgregg Inc.		204,271	2,735
*	Federal-Mogul Corp.	107,689	2,681
*	Liz Claiborne Inc.	489,490	2,638
*	Overstock.com Inc.	167,245	2,629
*	Kirkland's Inc.	164,774	2,544
*,^ Hovnanian Enterprises Inc. Class A		662,669	2,339
*	DSW Inc. Class A	54,443	2,176
*	Isle of Capri Casinos Inc.	217,902	2,070
*	K-Swiss Inc. Class A	183,274	2,066
*	CKX Inc.	482,201	2,035
*	Dex One Corp.	388,703	1,881
*	Biglari Holdings Inc.	4,421	1,873
	PetMed Express Inc.	117,850	1,869
	Nutrisystem Inc.	124,537	1,805
	Blyth Inc.	55,273	1,796
	Bebe Stores Inc.	304,069	1,779
*	Coldwater Creek Inc.	669,072	1,766
	Callaway Golf Co.	233,564	1,593
^	Deer Consumer Products Inc.	208,454	1,513
*	Smith & Wesson Holding Corp.	404,143	1,435
*	America's Car-Mart Inc.	50,688	1,307
*	New York & Co. Inc.	182,217	1,277
*,^ China MediaExpress Holdings Inc.		106,669	1,262
*	Pacific Sunwear of California Inc.	340,476	1,229
*	ReachLocal Inc.	57,781	1,156
*	Martha Stewart Living Omnimedia Class A	282,291	1,047
	Ambassadors Group Inc.	92,716	1,015
	Outdoor Channel Holdings Inc.	131,783	983
*	Marine Products Corp.	115,587	917
*	Vitacost.com Inc.	152,840	871
*	Sealy Corp.	328,870	835
*	Leapfrog Enterprises Inc.	185,798	803
*	Orbitz Worldwide Inc.	212,370	758
*,^ Wonder Auto Technology Inc.		125,724	681
*,^ China Automotive Systems Inc.		70,382	624
*	Archipelago Learning Inc.	68,410	585
*	Kenneth Cole Productions Inc. Class A	35,343	458
*	Fuqi International Inc.	8,793	25
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	2,546	—
			1,488,400
Consumer Staples (1.7%)
*	United Natural Foods Inc.	475,141	21,296
*	Darling International Inc.	1,211,973	18,628
*	BJ's Wholesale Club Inc.	368,249	17,978

	Casey's General Stores Inc.	392,624	15,312
	Diamond Foods Inc.	227,922	12,718
*	Boston Beer Co. Inc. Class A	96,220	8,912
*	Rite Aid Corp.	6,935,481	7,352
*	TreeHouse Foods Inc.	128,535	7,310
	J&J Snack Foods Corp.	153,462	7,223
*	Heckmann Corp.	1,073,397	7,031
	Pricesmart Inc.	186,057	6,817
*,^ Zhongpin Inc.		335,170	5,088
*	Smart Balance Inc.	630,678	2,895
*	USANA Health Sciences Inc.	82,805	2,857
*	Alliance One International Inc.	557,958	2,243
	Tootsie Roll Industries Inc.	74,792	2,121
	Coca-Cola Bottling Co. Consolidated	28,908	1,932
	National Beverage Corp.	119,741	1,644
*	Pilgrim's Pride Corp.	194,560	1,500
	Alico Inc.	38,351	1,027
*,^ Feihe International Inc.		115,670	996
	Calavo Growers Inc.	39,938	873
*,^ AgFeed Industries Inc.		372,799	712
*	Susser Holdings Corp.	45,084	590
*,^ China-Biotics Inc.		57,193	459
	Farmer Bros Co.	26,483	321
			155,835
Energy (8.0%)
*	Brigham Exploration Co.	1,212,531	45,082
	Holly Corp.	552,013	33,540
*	Superior Energy Services Inc.	817,659	33,524
	SM Energy Co.	425,239	31,548
*	SandRidge Energy Inc.	2,461,546	31,508
	CARBO Ceramics Inc.	203,792	28,759
*	Dril-Quip Inc.	330,852	26,147
*	Rosetta Resources Inc.	546,670	25,989
*	Patriot Coal Corp.	943,992	24,383
*	Energy XXI Bermuda Ltd.	692,594	23,617
*	Key Energy Services Inc.	1,467,161	22,814
*	Gran Tierra Energy Inc.	2,666,790	21,521
*	Complete Production Services Inc.	646,473	20,564
*	Atwood Oceanics Inc.	391,239	18,165
*	Oasis Petroleum Inc.	526,114	16,636
*	McMoRan Exploration Co.	936,263	16,581
*	Comstock Resources Inc.	490,798	15,185
*	Northern Oil and Gas Inc.	565,243	15,092
*	Exterran Holdings Inc.	622,978	14,783
*	Gulfport Energy Corp.	390,704	14,124
*	Carrizo Oil & Gas Inc.	378,705	13,986
*	Oil States International Inc.	183,394	13,964
	World Fuel Services Corp.	340,537	13,829
*	Tetra Technologies Inc.	790,180	12,169
	RPC Inc.	461,014	11,673
*	Kodiak Oil & Gas Corp.	1,711,848	11,469
	Lufkin Industries Inc.	109,133	10,201
*	Clayton Williams Energy Inc.	81,985	8,666
	Contango Oil & Gas Co.	131,108	8,291
*,^ ATP Oil & Gas Corp.		452,092	8,187
*,^ Clean Energy Fuels Corp.		493,393	8,082
*,^ Resolute Energy Corp.		426,870	7,743

*	ION Geophysical Corp.	592,951	7,525
*	International Coal Group Inc.	629,087	7,109
*	Tesco Corp.	313,900	6,890
*	Global Industries Ltd.	699,475	6,848
*	CVR Energy Inc.	286,783	6,642
*	Western Refining Inc.	357,267	6,056
*	Petroleum Development Corp.	118,626	5,695
*	Goodrich Petroleum Corp.	253,309	5,629
*	Venoco Inc.	313,190	5,352
*,^ Cheniere Energy Inc.		567,790	5,286
*	Pioneer Drilling Co.	365,314	5,041
*	OYO Geospace Corp.	50,065	4,935
*,^ Magnum Hunter Resources Corp.		569,629	4,882
*,^ BPZ Resources Inc.		838,377	4,452
*	Endeavour International Corp.	327,715	4,162
*	Rex Energy Corp.	340,609	3,968
*	Hercules Offshore Inc.	595,082	3,934
*	Matrix Service Co.	273,647	3,804
*	Dawson Geophysical Co.	81,900	3,594
*	Warren Resources Inc.	701,201	3,569
*	Enbridge Energy Management LLC	55,317	3,479
*	Basic Energy Services Inc.	117,635	3,001
*	Approach Resources Inc.	84,170	2,828
*	Gastar Exploration Ltd.	581,515	2,826
*	Global Geophysical Services Inc.	186,927	2,703
*	Harvest Natural Resources Inc.	166,513	2,538
*,^ Uranium Energy Corp.		599,182	2,391
*	Willbros Group Inc.	147,633	1,612
*,^ L&L Energy Inc.		231,885	1,605
*,^ China Integrated Energy Inc.		79,119	202
*	Atlas Energy Inc. Escrow	781,093	78
			736,458
Financials (5.5%)
*	E*Trade Financial Corp.	2,290,751	35,804
	East West Bancorp Inc.	1,458,696	32,033
	Taubman Centers Inc.	567,293	30,396
*	SVB Financial Group	435,703	24,805
*	Signature Bank	421,448	23,770
*	Stifel Financial Corp.	328,629	23,592
	Extra Space Storage Inc.	862,880	17,870
	Equity Lifestyle Properties Inc.	304,091	17,531
*	Forest City Enterprises Inc. Class A	823,351	15,504
*	Portfolio Recovery Associates Inc.	177,050	15,072
	DuPont Fabros Technology Inc.	618,419	14,997
*	Ezcorp Inc. Class A	461,531	14,487
	PS Business Parks Inc.	204,541	11,851
	Apartment Investment & Management Co.	424,935	10,823
*	First Cash Financial Services Inc.	267,427	10,323
	Alexander's Inc.	23,826	9,696
*	Texas Capital Bancshares Inc.	362,738	9,428
	U-Store-It Trust	895,876	9,425
*	Greenlight Capital Re Ltd. Class A	313,583	8,846
	Pebblebrook Hotel Trust	393,477	8,716
	optionsXpress Holdings Inc.	446,923	8,183
*	Investors Bancorp Inc.	529,891	7,890
*	Dollar Financial Corp.	379,824	7,881
*	Financial Engines Inc.	283,028	7,800

* Credit Acceptance Corp.	105,376	7,477
DCT Industrial Trust Inc.	1,255,638	6,969
Interactive Brokers Group Inc.	393,892	6,259
* Sunstone Hotel Investors Inc.	611,942	6,236
KBW Inc.	226,779	5,939
* MBIA Inc.	580,521	5,828
* MGIC Investment Corp.	655,037	5,823
* Altisource Portfolio Solutions SA	184,349	5,656
* Internet Capital Group Inc.	380,696	5,406
* Tejon Ranch Co.	143,440	5,270
Danvers Bancorp Inc.	206,066	4,414
Evercore Partners Inc. Class A	126,539	4,339
Sun Communities Inc.	119,095	4,246
* World Acceptance Corp.	56,838	3,706
* Strategic Hotels & Resorts Inc.	549,240	3,543
Duff & Phelps Corp. Class A	218,610	3,493
* Intl. FCStone Inc.	137,008	3,483
* Forestar Group Inc.	174,529	3,320
* Pico Holdings Inc.	105,687	3,177
Retail Opportunity Investments Corp.	281,641	3,081
* Beneficial Mutual Bancorp Inc.	336,061	2,897
* Pinnacle Financial Partners Inc.	165,804	2,742
* Kennedy-Wilson Holdings Inc.	229,880	2,496
Westwood Holdings Group Inc.	61,815	2,488
* NewStar Financial Inc.	205,600	2,245
Saul Centers Inc.	50,302	2,241
Epoch Holding Corp.	141,605	2,235
* Citizens Inc.	295,530	2,157
Cohen & Steers Inc.	69,656	2,067
Cardinal Financial Corp.	141,701	1,652
* Hilltop Holdings Inc.	153,956	1,546
* Doral Financial Corp.	1,321,363	1,454
THL Credit Inc.	102,946	1,407
* Nara Bancorp Inc.	130,916	1,259
Consolidated-Tomoka Land Co.	36,692	1,189
GAMCO Investors Inc.	23,370	1,083
* eHealth Inc.	76,201	1,013
* TradeStation Group Inc.	130,334	915
Pzena Investment Management Inc. Class A	92,439	653
SWS Group Inc.	106,483	646
* Asset Acceptance Capital Corp.	103,270	555
* First Marblehead Corp.	238,212	524
* Gleacher & Co. Inc.	286,126	498
		510,350
Health Care (16.0%)
* Allscripts Healthcare Solutions Inc.	1,845,140	38,729
* United Therapeutics Corp.	561,315	37,619
* Tenet Healthcare Corp.	5,036,859	37,525
* Regeneron Pharmaceuticals Inc.	664,904	29,881
* Brookdale Senior Living Inc. Class A	1,063,672	29,783
* BioMarin Pharmaceutical Inc.	1,063,318	26,721
* InterMune Inc.	523,090	24,685
* Sirona Dental Systems Inc.	489,183	24,537
* Healthsouth Corp.	969,493	24,218
* HMS Holdings Corp.	286,102	23,417
* Onyx Pharmaceuticals Inc.	650,964	22,901
* Catalyst Health Solutions Inc.	395,998	22,148

*	VCA Antech Inc.	849,861	21,400
*	Dionex Corp.	180,871	21,352
*	Salix Pharmaceuticals Ltd.	600,999	21,053
*	Incyte Corp. Ltd.	1,276,739	20,236
	Medicis Pharmaceutical Corp. Class A	628,970	20,152
*	Pharmasset Inc.	246,242	19,382
	Masimo Corp.	550,124	18,209
*	Cepheid Inc.	625,770	17,534
	Quality Systems Inc.	210,272	17,524
*	Talecris Biotherapeutics Holdings Corp.	650,111	17,423
*	American Medical Systems Holdings Inc.	793,882	17,180
*	Haemonetics Corp.	256,897	16,837
*	AMERIGROUP Corp.	257,142	16,521
*	Viropharma Inc.	808,877	16,097
*	Healthspring Inc.	426,337	15,932
	Chemed Corp.	236,659	15,764
*	PSS World Medical Inc.	573,217	15,563
*	Cubist Pharmaceuticals Inc.	615,131	15,526
	West Pharmaceutical Services Inc.	345,674	15,476
*	Theravance Inc.	637,021	15,429
*	Seattle Genetics Inc.	982,468	15,297
*	athenahealth Inc.	337,978	15,253
*	Parexel International Corp.	603,267	15,021
*	Thoratec Corp.	576,189	14,941
*	Exelixis Inc.	1,289,168	14,568
*	Impax Laboratories Inc.	566,443	14,416
*	Immucor Inc.	726,722	14,375
*	Bruker Corp.	684,520	14,272
*	Volcano Corp.	477,117	12,214
*	Align Technology Inc.	593,679	12,159
*	WellCare Health Plans Inc.	286,791	12,031
*	Par Pharmaceutical Cos. Inc.	369,323	11,479
*	Auxilium Pharmaceuticals Inc.	495,053	10,629
*	Integra LifeSciences Holdings Corp.	219,907	10,428
*	NuVasive Inc.	409,014	10,356
*	Zoll Medical Corp.	223,221	10,003
*	Emergency Medical Services Corp. Class A	157,293	10,002
*	DexCom Inc.	639,174	9,920
*	MWI Veterinary Supply Inc.	122,876	9,914
*	Ariad Pharmaceuticals Inc.	1,316,147	9,897
*	Acorda Therapeutics Inc.	405,765	9,414
*	Arthrocare Corp.	280,688	9,358
*	Cyberonics Inc.	290,891	9,253
*	Neogen Corp.	223,449	9,246
*	Insulet Corp.	442,319	9,121
*	Medicines Co.	554,274	9,029
*	Isis Pharmaceuticals Inc.	978,654	8,847
*	Questcor Pharmaceuticals Inc.	613,130	8,835
	Hill-Rom Holdings Inc.	229,026	8,698
*	HeartWare International Inc.	100,717	8,614
*	Alkermes Inc.	642,145	8,316
*,^ Accretive Health Inc.		288,137	7,999
*	Hanger Orthopedic Group Inc.	303,337	7,896
*	Air Methods Corp.	117,115	7,876
*	IPC The Hospitalist Co. Inc.	168,865	7,668
*	Luminex Corp.	395,214	7,414
*	Nektar Therapeutics	764,166	7,237
*	Ardea Biosciences Inc.	244,094	7,003

*	Wright Medical Group Inc.	406,538	6,915
*	Celera Corp.	851,652	6,907
*	Momenta Pharmaceuticals Inc.	435,468	6,902
*	MedAssets Inc.	451,657	6,897
*	Abaxis Inc.	232,137	6,695
*	NPS Pharmaceuticals Inc.	694,255	6,644
*	NxStage Medical Inc.	298,432	6,560
*	Ironwood Pharmaceuticals Inc.	467,678	6,547
*,^ MAKO Surgical Corp.		266,747	6,455
*	Medivation Inc.	340,763	6,352
*	Targacept Inc.	238,040	6,329
*	Molina Healthcare Inc.	156,922	6,277
*	Centene Corp.	187,857	6,196
*	Orthofix International NV	184,046	5,974
*	Sequenom Inc.	937,199	5,932
*	Bio-Reference Labs Inc.	259,691	5,827
*	Halozyme Therapeutics Inc.	834,205	5,598
*	ICU Medical Inc.	126,826	5,552
*	Merit Medical Systems Inc.	279,103	5,476
*	Opko Health Inc.	1,464,796	5,464
*	Enzon Pharmaceuticals Inc.	496,331	5,410
*	Emdeon Inc. Class A	330,253	5,320
*	Team Health Holdings Inc.	301,308	5,267
*	Omnicell Inc.	342,345	5,217
*,^ Vivus Inc.		841,913	5,211
*	Natus Medical Inc.	300,214	5,044
*	LHC Group Inc.	164,833	4,945
*	Emeritus Corp.	191,036	4,864
*	ABIOMED Inc.	333,427	4,845
*,^ SIGA Technologies Inc.		397,409	4,809
*	Medidata Solutions Inc.	185,261	4,737
*	Accuray Inc.	519,932	4,695
*	SonoSite Inc.	139,822	4,659
*	Conceptus Inc.	305,990	4,422
*	Micromet Inc.	753,626	4,228
	PDL BioPharma Inc.	724,061	4,200
*,^ Immunogen Inc.		458,688	4,160
*	Geron Corp.	808,289	4,082
*	Clinical Data Inc.	131,208	3,976
*	Corvel Corp.	72,757	3,869
	Cantel Medical Corp.	150,170	3,867
*	Savient Pharmaceuticals Inc.	364,279	3,861
*	Amedisys Inc.	105,322	3,686
*	Genomic Health Inc.	149,817	3,686
*	AMAG Pharmaceuticals Inc.	218,992	3,657
*	Arqule Inc.	510,747	3,657
*	Symmetry Medical Inc.	372,499	3,650
*	Quidel Corp.	303,313	3,628
	Pain Therapeutics Inc.	377,095	3,605
*	Alnylam Pharmaceuticals Inc.	371,903	3,559
*,^ Cadence Pharmaceuticals Inc.		385,930	3,554
	Meridian Bioscience Inc.	147,831	3,546
*,^ Sangamo Biosciences Inc.		420,918	3,506
*	eResearchTechnology Inc.	508,632	3,443
*	Akorn Inc.	584,481	3,372
*	RehabCare Group Inc.	90,415	3,334
*	Almost Family Inc.	86,284	3,248
*,^ Unilife Corp.		546,440	3,098

*,^ MannKind Corp.		839,772	3,065
*,^ Cell Therapeutics Inc.		8,022,867	2,985
	Atrion Corp.	16,757	2,924
*	Durect Corp.	809,997	2,916
*	BioMimetic Therapeutics Inc.	216,577	2,839
*,^ Protalix BioTherapeutics Inc.		463,243	2,817
*	MAP Pharmaceuticals Inc.	203,344	2,804
*	Emergent Biosolutions Inc.	107,993	2,609
*	Allos Therapeutics Inc.	818,393	2,594
*	Inspire Pharmaceuticals Inc.	643,734	2,549
*	Rigel Pharmaceuticals Inc.	351,124	2,496
*	Obagi Medical Products Inc.	191,549	2,421
*	OraSure Technologies Inc.	295,697	2,324
*	Codexis Inc.	194,923	2,312
*	Synovis Life Technologies Inc.	117,041	2,245
*	Greatbatch Inc.	84,334	2,231
*	Sunrise Senior Living Inc.	183,897	2,194
*,^ PROLOR Biotech Inc.		359,534	2,139
*	Progenics Pharmaceuticals Inc.	342,652	2,118
*	TomoTherapy Inc.	463,264	2,117
	Landauer Inc.	34,176	2,103
*	SurModics Inc.	162,431	2,030
*	XenoPort Inc.	322,696	1,914
*	Nabi Biopharmaceuticals	329,249	1,913
*	Lexicon Pharmaceuticals Inc.	1,137,756	1,911
*	Vital Images Inc.	137,746	1,861
*	Stereotaxis Inc.	479,086	1,854
*	Ligand Pharmaceuticals Inc. Class B	183,102	1,831
*,^ Metabolix Inc.		172,168	1,809
*	IRIS International Inc.	187,809	1,694
*	CryoLife Inc.	276,382	1,686
*	Dyax Corp.	968,870	1,560
*,^ China Biologic Products Inc.		97,632	1,558
*	Exactech Inc.	87,165	1,530
*	Orthovita Inc.	716,529	1,526
*	Enzo Biochem Inc.	363,384	1,523
*	Palomar Medical Technologies Inc.	91,444	1,358
*	Pozen Inc.	248,141	1,333
*	Alliance HealthCare Services Inc.	300,977	1,330
*	Idenix Pharmaceuticals Inc.	378,183	1,256
*	Osiris Therapeutics Inc.	170,156	1,235
*,^ Biotime Inc.		160,265	1,194
*	Biospecifics Technologies Corp.	45,342	1,156
*,^ Arena Pharmaceuticals Inc.		817,307	1,136
*	AMN Healthcare Services Inc.	113,083	979
*,^ MELA Sciences Inc.		248,765	876
*	Kensey Nash Corp.	27,631	688
*,^ Orexigen Therapeutics Inc.		239,178	672
*,^ Alimera Sciences Inc.		81,075	632
*	Albany Molecular Research Inc.	142,136	606
*	RTI Biologics Inc.	199,250	570
*	Caraco Pharmaceutical Laboratories Ltd.	103,037	536
*	Sucampo Pharmaceuticals Inc. Class A	80,300	337
			1,474,065
Industrials (17.8%)
	Gardner Denver Inc.	544,431	42,482
*	TransDigm Group Inc.	487,716	40,885

	IDEX Corp.	850,080	37,106
	Nordson Corp.	317,118	36,488
	Wabtec Corp.	497,419	33,740
*	Oshkosh Corp.	941,127	33,297
	Waste Connections Inc.	1,143,358	32,917
*	Thomas & Betts Corp.	537,972	31,993
*	Kirby Corp.	527,926	30,245
*	Corrections Corp. of America	1,144,531	27,927
	Acuity Brands Inc.	446,691	26,127
*	Clean Harbors Inc.	246,086	24,279
*	Genesee & Wyoming Inc. Class A	404,952	23,568
	Landstar System Inc.	509,988	23,296
	Valmont Industries Inc.	218,707	22,827
	Toro Co.	325,014	21,522
	UTi Worldwide Inc.	1,056,221	21,378
*	EMCOR Group Inc.	689,911	21,367
	Woodward Inc.	608,170	21,018
*	United Rentals Inc.	627,929	20,898
*	WABCO Holdings Inc.	335,148	20,659
	Actuant Corp. Class A	707,158	20,508
*	Polypore International Inc.	355,287	20,457
*	Hexcel Corp.	1,008,998	19,867
	Robbins & Myers Inc.	419,701	19,302
*	Avis Budget Group Inc.	1,067,136	19,112
*	Moog Inc. Class A	406,853	18,679
*	Geo Group Inc.	669,069	17,155
	United Stationers Inc.	240,368	17,078
*	Middleby Corp.	182,005	16,967
*	Tetra Tech Inc.	641,181	15,831
*	Meritor Inc.	927,657	15,742
	Herman Miller Inc.	562,596	15,466
*	Old Dominion Freight Line Inc.	435,113	15,268
	CLARCOR Inc.	339,816	15,268
	Manitowoc Co. Inc.	681,245	14,906
*	US Airways Group Inc.	1,675,515	14,594
*	Acacia Research - Acacia Technologies	425,970	14,577
	Corporate Executive Board Co.	356,159	14,378
	Graco Inc.	310,868	14,141
	Rollins Inc.	687,427	13,955
*	HUB Group Inc. Class A	380,499	13,770
*	II-VI Inc.	273,295	13,596
	Applied Industrial Technologies Inc.	396,416	13,185
*	CoStar Group Inc.	204,673	12,829
	Knight Transportation Inc.	650,836	12,529
*,^ American Superconductor Corp.		499,129	12,413
*	Dollar Thrifty Automotive Group Inc.	174,453	11,641
	Healthcare Services Group Inc.	648,309	11,397
*	Orbital Sciences Corp.	602,157	11,393
*	AMR Corp.	1,728,840	11,168
*	Insituform Technologies Inc. Class A	406,819	10,882
*	3D Systems Corp.	219,181	10,641
	HEICO Corp.	168,543	10,537
	ESCO Technologies Inc.	275,572	10,513
	Raven Industries Inc.	168,541	10,352
	Lindsay Corp.	129,857	10,261
	Knoll Inc.	487,558	10,219
*	DigitalGlobe Inc.	357,946	10,033
	Heartland Express Inc.	564,927	9,920

*	Teledyne Technologies Inc.	188,160	9,730
*	Beacon Roofing Supply Inc.	473,834	9,699
	Steelcase Inc. Class A	847,261	9,642
	Cubic Corp.	166,465	9,572
*	GeoEye Inc.	229,487	9,542
	Franklin Electric Co. Inc.	204,872	9,465
	Interface Inc. Class A	503,278	9,306
	Titan International Inc.	348,502	9,274
	Resources Connection Inc.	477,990	9,268
	Forward Air Corp.	301,259	9,228
	Seaboard Corp.	3,790	9,145
*	Mobile Mini Inc.	378,290	9,087
*	GrafTech International Ltd.	439,517	9,067
*	RBC Bearings Inc.	228,007	8,717
	American Science & Engineering Inc.	93,301	8,617
*	Advisory Board Co.	163,589	8,425
*	SYKES Enterprises Inc.	413,447	8,174
*	SFN Group Inc.	548,892	7,734
*	Esterline Technologies Corp.	109,324	7,731
*	RSC Holdings Inc.	537,024	7,722
	Tennant Co.	177,494	7,462
*	Astec Industries Inc.	199,667	7,446
	Insperity Inc.	242,842	7,378
*	AAR Corp.	264,788	7,340
	Mueller Industries Inc.	196,236	7,186
*	Blount International Inc.	424,715	6,787
	Barnes Group Inc.	313,612	6,548
*	Exponent Inc.	143,865	6,418
*	Kforce Inc.	349,106	6,389
*,^ USG Corp.		373,528	6,223
	Gorman-Rupp Co.	156,945	6,182
	Badger Meter Inc.	148,347	6,113
	Allegiant Travel Co. Class A	138,005	6,046
*	Huron Consulting Group Inc.	215,948	5,980
	Sun Hydraulics Corp.	132,515	5,711
*	Colfax Corp.	247,423	5,678
*	H&E Equipment Services Inc.	291,041	5,678
	John Bean Technologies Corp.	293,198	5,638
	National Presto Industries Inc.	49,839	5,616
*	Aerovironment Inc.	158,115	5,529
*	Korn/Ferry International	240,114	5,347
*	Navigant Consulting Inc.	519,137	5,186
*	TrueBlue Inc.	296,817	4,984
	Standex International Corp.	130,330	4,938
	HEICO Corp. Class A	105,213	4,733
*,^ Capstone Turbine Corp.		2,558,799	4,631
	LB Foster Co. Class A	106,268	4,581
*,^ A123 Systems Inc.		707,928	4,495
*	Trex Co. Inc.	136,185	4,442
	Great Lakes Dredge & Dock Corp.	579,215	4,419
*,^ Harbin Electric Inc.		210,502	4,355
*	KAR Auction Services Inc.	280,636	4,305
*	Ladish Co. Inc.	77,373	4,228
	AAON Inc.	128,511	4,228
	Simpson Manufacturing Co. Inc.	143,432	4,226
*	Higher One Holdings Inc.	289,703	4,186
	Dynamic Materials Corp.	136,810	3,824
*	Cenveo Inc.	585,110	3,821

	Marten Transport Ltd.	170,548	3,803
*	Trimas Corp.	176,702	3,799
	NACCO Industries Inc. Class A	34,025	3,766
*	ICF International Inc.	181,423	3,726
	Vicor Corp.	217,517	3,587
*	Celadon Group Inc.	219,762	3,569
*	Force Protection Inc.	728,112	3,568
*	Greenbrier Cos. Inc.	122,525	3,477
*,^ EnerNOC Inc.		180,994	3,459
*	Powell Industries Inc.	84,872	3,347
	Kaman Corp.	94,428	3,324
*	Kadant Inc.	126,356	3,309
*	Sauer-Danfoss Inc.	62,778	3,197
*	GenCorp Inc.	518,830	3,103
*	Orion Marine Group Inc.	278,623	2,992
	AZZ Inc.	64,683	2,950
*	Furmanite Corp.	361,966	2,896
*	Wabash National Corp.	247,654	2,868
*	RailAmerica Inc.	166,401	2,836
*	Saia Inc.	164,593	2,698
*	Standard Parking Corp.	146,729	2,606
*	Taser International Inc.	616,153	2,508
	Viad Corp.	104,496	2,502
*,^ Ener1 Inc.		843,426	2,497
*	Michael Baker Corp.	85,823	2,495
*	Team Inc.	93,643	2,459
*	Titan Machinery Inc.	90,227	2,278
*	Mistras Group Inc.	124,420	2,141
*,^ Innerworkings Inc.		284,202	2,097
*	Hawaiian Holdings Inc.	336,112	2,020
*	Pacer International Inc.	361,807	1,903
	Tredegar Corp.	86,661	1,870
*	Pike Electric Corp.	191,124	1,820
	Houston Wire & Cable Co.	113,695	1,662
*	APAC Customer Services Inc.	272,891	1,640
*	American Railcar Industries Inc.	64,719	1,615
*	Fuel Tech Inc.	175,695	1,564
*,^ Advanced Battery Technologies Inc.		641,055	1,244
*	Columbus McKinnon Corp.	66,011	1,219
*,^ Valence Technology Inc.		748,934	1,168
*	M&F Worldwide Corp.	42,124	1,058
*	Energy Recovery Inc.	326,471	1,038
*	Hill International Inc.	166,978	883
*,^ YRC Worldwide Inc.		490,667	864
*	CBIZ Inc.	116,132	837
*	Fushi Copperweld Inc.	95,972	770
*	Broadwind Energy Inc.	554,697	727
*	Patriot Transportation Holding Inc.	20,054	536
*,^ China Fire & Security Group Inc.		85,100	525
*,^ Lihua International Inc.		57,716	507
*	Universal Truckload Services Inc.	22,677	391
*,^ SmartHeat Inc.		126,327	358
*,^ China Valves Technology Inc.		75,053	348
*	TBS International plc Class A	87,784	171
			1,646,566
Information Technology (27.5%)
*	Informatica Corp.	974,145	50,880

*	VeriFone Systems Inc.	901,717	49,549
*	JDS Uniphase Corp.	2,309,841	48,137
*	TIBCO Software Inc.	1,732,164	47,201
*	Polycom Inc.	885,947	45,936
*	Rackspace Hosting Inc.	981,329	42,050
*	MICROS Systems Inc.	836,558	41,351
*	Gartner Inc.	896,853	37,372
*	Varian Semiconductor Equipment Associates Inc.	767,744	37,366
	Solera Holdings Inc.	729,271	37,266
*	Ariba Inc.	974,564	33,272
*	Atheros Communications Inc.	742,661	33,160
*	WebMD Health Corp.	575,650	30,751
	National Instruments Corp.	913,391	29,932
	Jack Henry & Associates Inc.	844,455	28,619
*	Sohu.com Inc.	314,923	28,142
*	Parametric Technology Corp.	1,222,713	27,499
*	Aruba Networks Inc.	809,944	27,408
*	Cadence Design Systems Inc.	2,772,054	27,028
*	Concur Technologies Inc.	462,074	25,622
*	Ciena Corp.	970,762	25,201
	ADTRAN Inc.	589,096	25,013
*	VistaPrint NV	456,262	23,680
*	Itron Inc.	419,211	23,660
*	Acme Packet Inc.	329,517	23,383
*	Zebra Technologies Corp.	586,790	23,026
*	Universal Display Corp.	415,122	22,848
	MercadoLibre Inc.	274,693	22,423
	InterDigital Inc.	459,727	21,934
*	Teradyne Inc.	1,223,283	21,787
*	TriQuint Semiconductor Inc.	1,650,198	21,304
*,^ Veeco Instruments Inc.		413,912	21,043
	Anixter International Inc.	299,535	20,934
*	Monster Worldwide Inc.	1,281,594	20,377
*	QLogic Corp.	1,095,839	20,328
*	SuccessFactors Inc.	512,095	20,018
*	NeuStar Inc. Class A	765,813	19,589
*	Wright Express Corp.	377,557	19,573
*	Silicon Laboratories Inc.	430,943	18,621
*	Fortinet Inc.	420,565	18,505
*	GSI Commerce Inc.	620,902	18,174
	Plantronics Inc.	494,260	18,100
*	Microsemi Corp.	867,267	17,961
*	Finisar Corp.	719,342	17,696
*	CommVault Systems Inc.	424,449	16,927
*	Cavium Networks Inc.	374,263	16,816
*	Cymer Inc.	291,757	16,508
*	Hittite Microwave Corp.	255,684	16,305
*	Quest Software Inc.	642,074	16,302
*	Netlogic Microsystems Inc.	387,610	16,287
*	Cypress Semiconductor Corp.	817,173	15,837
*	Digital River Inc.	411,796	15,414
*	IPG Photonics Corp.	266,780	15,388
*	OpenTable Inc.	143,277	15,237
*	Plexus Corp.	419,880	14,721
*	Ultimate Software Group Inc.	249,543	14,661
	MAXIMUS Inc.	178,659	14,502
*	Cirrus Logic Inc.	681,189	14,325
*	SAVVIS Inc.	378,456	14,037

*	j2 Global Communications Inc.	473,479	13,972
*	Unisys Corp.	442,200	13,805
*	Taleo Corp. Class A	377,799	13,469
*	FEI Co.	396,558	13,372
*	SRA International Inc. Class A	459,092	13,020
*	Sapient Corp.	1,133,427	12,978
*	Blue Coat Systems Inc.	448,099	12,618
*	Diodes Inc.	368,266	12,543
*	Cabot Microelectronics Corp.	238,152	12,443
	Blackbaud Inc.	455,636	12,412
*,^ Blackboard Inc.		338,961	12,284
*	ValueClick Inc.	837,531	12,111
*	AsiaInfo-Linkage Inc.	543,711	11,771
*	Rofin-Sinar Technologies Inc.	294,634	11,638
*	Rambus Inc.	579,463	11,473
*	MicroStrategy Inc. Class A	85,292	11,470
*	Acxiom Corp.	790,448	11,343
*	ACI Worldwide Inc.	344,727	11,307
	Power Integrations Inc.	290,145	11,121
*	Harmonic Inc.	1,162,030	10,900
*	BroadSoft Inc.	223,384	10,653
*	TiVo Inc.	1,204,078	10,548
*	Scansource Inc.	277,445	10,540
*	Semtech Corp.	420,626	10,524
*	L-1 Identity Solutions Inc.	873,595	10,291
*	Mantech International Corp. Class A	239,883	10,171
*	GT Solar International Inc.	939,406	10,014
*	Constant Contact Inc.	286,400	9,995
*	Advent Software Inc.	347,831	9,972
*	Viasat Inc.	249,424	9,937
*	Progress Software Corp.	336,534	9,790
*	Stratasys Inc.	203,642	9,571
*	Synaptics Inc.	353,987	9,565
*	Tessera Technologies Inc.	523,458	9,558
*	Ebix Inc.	401,581	9,497
*	Ancestry.com Inc.	261,226	9,260
*	Checkpoint Systems Inc.	411,660	9,254
*	DealerTrack Holdings Inc.	400,452	9,194
*	Compuware Corp.	795,208	9,185
*	Euronet Worldwide Inc.	474,877	9,179
	Syntel Inc.	173,338	9,053
*	Synchronoss Technologies Inc.	259,883	9,031
*	Aspen Technology Inc.	596,605	8,943
*	Verigy Ltd.	623,211	8,781
*,^ Power-One Inc.		995,874	8,714
*	DG FastChannel Inc.	263,733	8,497
*	Terremark Worldwide Inc.	446,787	8,489
*	Netscout Systems Inc.	306,102	8,363
*	DTS Inc.	177,994	8,300
*	Sonus Networks Inc.	2,151,269	8,089
*	Infinera Corp.	945,103	7,929
*	RightNow Technologies Inc.	251,702	7,878
*	Netgear Inc.	241,632	7,839
	Comtech Telecommunications Corp.	286,825	7,796
*	Amkor Technology Inc.	1,143,830	7,709
*	SolarWinds Inc.	326,289	7,655
*	Sourcefire Inc.	276,116	7,596
*	Novell Inc.	1,276,682	7,571

^	VirnetX Holding Corp.	380,088	7,568
*	Manhattan Associates Inc.	227,558	7,446
*	Cardtronics Inc.	350,722	7,137
*	Ultratech Inc.	240,945	7,084
*	Omnivision Technologies Inc.	198,722	7,061
*	CSG Systems International Inc.	353,541	7,050
	NIC Inc.	562,062	7,003
	Heartland Payment Systems Inc.	396,908	6,958
*	Applied Micro Circuits Corp.	669,373	6,948
*	Volterra Semiconductor Corp.	279,024	6,928
*,^ STEC Inc.		343,321	6,897
*	Verint Systems Inc.	190,888	6,841
*	Radiant Systems Inc.	384,248	6,801
*	Tyler Technologies Inc.	284,688	6,750
*	comScore Inc.	228,417	6,741
*,^ Entropic Communications Inc.		784,630	6,630
	Pegasystems Inc.	172,953	6,562
*	OSI Systems Inc.	174,363	6,544
*,^ SunPower Corp. Class A		376,712	6,457
*	FARO Technologies Inc.	159,441	6,378
	Forrester Research Inc.	163,987	6,279
*	Powerwave Technologies Inc.	1,380,983	6,228
*	LogMeIn Inc.	147,331	6,211
*	Mercury Computer Systems Inc.	291,574	6,170
*	Ceva Inc.	228,506	6,108
*	Ixia	379,606	6,028
	Micrel Inc.	445,812	6,010
	iGate Corp.	318,729	5,983
*	Oclaro Inc.	516,884	5,949
*	TeleTech Holdings Inc.	306,633	5,943
*	QuinStreet Inc.	259,080	5,889
*	Integrated Device Technology Inc.	796,286	5,869
*	NetSuite Inc.	200,218	5,822
*	Standard Microsystems Corp.	235,095	5,797
*	Dice Holdings Inc.	376,309	5,686
	Opnet Technologies Inc.	145,497	5,673
*	SS&C Technologies Holdings Inc.	273,586	5,587
	Cognex Corp.	197,347	5,575
*	Kenexa Corp.	201,098	5,548
*	Quantum Corp.	2,177,882	5,488
*	Intermec Inc.	499,425	5,389
*	Interactive Intelligence Inc.	138,726	5,370
*,^ Rubicon Technology Inc.		190,207	5,265
	Sycamore Networks Inc.	206,999	5,057
*	Monolithic Power Systems Inc.	353,046	5,010
*	Vocus Inc.	192,510	4,978
*	Websense Inc.	216,672	4,977
*	Limelight Networks Inc.	685,137	4,906
*	SunPower Corp. Class B	283,187	4,721
*	Silicon Image Inc.	522,904	4,690
	EPIQ Systems Inc.	322,729	4,634
*	Accelrys Inc.	577,131	4,617
*	Calix Inc.	225,891	4,588
*	Super Micro Computer Inc.	271,933	4,362
*	VASCO Data Security International Inc.	312,647	4,293
*	Maxwell Technologies Inc.	248,050	4,284
*	DemandTec Inc.	315,955	4,158
*	LoopNet Inc.	283,316	4,009

*	ATMI Inc.	211,017	3,984
	Daktronics Inc.	364,142	3,915
*	Oplink Communications Inc.	200,348	3,905
*	Fabrinet	192,695	3,885
*	S1 Corp.	551,493	3,684
*	Knot Inc.	303,405	3,656
*	Monotype Imaging Holdings Inc.	235,898	3,421
*	Echelon Corp.	325,149	3,294
*	IXYS Corp.	240,808	3,234
*	ExlService Holdings Inc.	152,001	3,215
*	Internap Network Services Corp.	484,059	3,180
*	Kopin Corp.	671,691	3,083
*	Avid Technology Inc.	138,217	3,082
*	Anadigics Inc.	686,361	3,075
	Cass Information Systems Inc.	77,854	3,059
*	Smith Micro Software Inc.	319,506	2,991
*	PROS Holdings Inc.	203,365	2,963
*	Virtusa Corp.	150,926	2,827
*	Bottomline Technologies Inc.	111,278	2,798
*	Multi-Fineline Electronix Inc.	98,985	2,793
*	Seachange International Inc.	292,667	2,780
*	TNS Inc.	176,265	2,744
*	Liquidity Services Inc.	153,053	2,734
*	Pericom Semiconductor Corp.	258,245	2,678
*	Digi International Inc.	247,430	2,613
*	Rogers Corp.	57,469	2,590
*	Lattice Semiconductor Corp.	427,472	2,522
	Pulse Electronics Corp.	408,603	2,472
*	Actuate Corp.	442,318	2,300
*	Integral Systems Inc.	182,270	2,218
*	RealNetworks Inc.	593,670	2,208
*	Cray Inc.	335,852	2,166
*	Conexant Systems Inc.	849,984	2,023
*	TeleCommunication Systems Inc. Class A	489,347	2,016
*	Move Inc.	820,673	1,961
*	ShoreTel Inc.	238,028	1,959
*	Zoran Corp.	182,232	1,893
*	NCI Inc. Class A	77,675	1,893
*	FormFactor Inc.	174,204	1,794
*	Novatel Wireless Inc.	327,849	1,790
*	Electro Scientific Industries Inc.	101,640	1,764
*	Global Cash Access Holdings Inc.	536,576	1,755
*	Perficient Inc.	145,946	1,753
*	Net 1 UEPS Technologies Inc.	200,029	1,720
*,^ Meru Networks Inc.		82,953	1,685
*	Advanced Analogic Technologies Inc.	414,639	1,567
*,^ Rosetta Stone Inc.		118,373	1,564
*	EMS Technologies Inc.	79,327	1,559
*,^ Echo Global Logistics Inc.		113,281	1,487
	Stamps.com Inc.	110,973	1,481
*	Anaren Inc.	73,417	1,476
*	Deltek Inc.	178,150	1,354
*	Sigma Designs Inc.	96,635	1,251
*,^ China Security & Surveillance Technology Inc.		259,221	1,200
*	BigBand Networks Inc.	466,398	1,189
*	Comverge Inc.	249,063	1,161
*	Extreme Networks	313,061	1,096
*	MaxLinear Inc.	111,263	909

*	China Information Technology Inc.	322,292	870
*	Exar Corp.	136,512	822
	Renaissance Learning Inc.	53,305	626
*,^ Energy Conversion Devices Inc.		258,413	584
*	China TransInfo Technology Corp.	52,311	242
			2,539,415
Materials (5.2%)
*	Solutia Inc.	1,263,349	32,089
*	Allied Nevada Gold Corp.	830,429	29,464
*	WR Grace & Co.	758,382	29,038
*	Hecla Mining Co.	2,659,516	24,148
*	Stillwater Mining Co.	950,053	21,785
*	Rockwood Holdings Inc.	434,384	21,380
	NewMarket Corp.	126,023	19,939
*	Intrepid Potash Inc.	467,412	16,275
	Schnitzer Steel Industries Inc.	235,718	15,324
	Globe Specialty Metals Inc.	662,373	15,076
*	Ferro Corp.	893,959	14,831
	Royal Gold Inc.	264,546	13,862
^	Rock-Tenn Co. Class A	191,825	13,303
	Balchem Corp.	296,142	11,111
*	US Gold Corp.	1,170,406	10,335
	Silgan Holdings Inc.	260,577	9,938
*	RTI International Metals Inc.	312,520	9,735
*	Clearwater Paper Corp.	119,072	9,693
	Schweitzer-Mauduit International Inc.	186,946	9,461
*	Calgon Carbon Corp.	584,258	9,278
	PolyOne Corp.	630,758	8,963
	Temple-Inland Inc.	371,866	8,702
*	Kraton Performance Polymers Inc.	226,969	8,682
*	Materion Corp.	209,677	8,555
*	Innospec Inc.	247,277	7,898
*	Horsehead Holding Corp.	449,859	7,670
*	LSB Industries Inc.	175,114	6,942
	AK Steel Holding Corp.	399,423	6,303
*	KapStone Paper and Packaging Corp.	358,293	6,152
	Buckeye Technologies Inc.	205,081	5,584
*,^ STR Holdings Inc.		257,102	4,931
*	Georgia Gulf Corp.	123,248	4,560
	Worthington Industries Inc.	215,004	4,498
*	Capital Gold Corp.	635,850	4,089
*	Zoltek Cos. Inc.	302,996	4,069
	Zep Inc.	225,119	3,919
	Deltic Timber Corp.	58,164	3,888
	Boise Inc.	399,739	3,662
	Haynes International Inc.	63,003	3,494
*	General Moly Inc.	639,832	3,442
*	Graham Packaging Co. Inc.	195,709	3,411
	Stepan Co.	41,702	3,023
*	Golden Minerals Co.	125,403	2,754
*	Graphic Packaging Holding Co.	445,465	2,414
	PH Glatfelter Co.	166,289	2,215
*	Metals USA Holdings Corp.	134,244	2,198
*	TPC Group Inc.	62,647	1,809
*	Landec Corp.	259,719	1,688
*,^ Yongye International Inc.		265,901	1,630
*	Spartech Corp.	207,229	1,502

*,^ Gulf Resources Inc.				215,446	1,334
	Hawkins Inc.			31,814	1,307
*	United States Lime & Minerals Inc.			23,102	936
*,^ China Agritech Inc.				97,125	668
					478,957
Telecommunication Services (1.4%)
*	tw telecom inc Class A			1,492,129	28,649
*	Level 3 Communications Inc.			11,256,151	16,547
	AboveNet Inc.			156,740	10,166
*	Leap Wireless International Inc.			649,702	10,064
*	Cogent Communications Group Inc.			475,494	6,785
*	Hughes Communications Inc.			102,007	6,087
*	Vonage Holdings Corp.			1,213,467	5,533
	Alaska Communications Systems Group Inc.			463,331	4,934
*	Neutral Tandem Inc.			326,120	4,810
*	Global Crossing Ltd.			345,505	4,809
*	PAETEC Holding Corp.			1,351,948	4,516
*	ICO Global Communications Holdings Ltd.			1,660,883	4,435
	Shenandoah Telecommunications Co.			233,737	4,221
	USA Mobility Inc.			229,434	3,325
*	General Communication Inc. Class A			275,910	3,018
*	Cbeyond Inc.			255,529	2,982
*	Premiere Global Services Inc.			334,323	2,548
	Atlantic Tele-Network Inc.			51,709	1,923
*,^ Iridium Communications Inc.				140,287	1,118
					126,470
Utilities (0.6%)
	ITC Holdings Corp.			525,908	36,761
*	GenOn Energy Inc.			2,781,104	10,596
^	Ormat Technologies Inc.			212,118	5,373
*	Dynegy Inc. Class A			372,271	2,118
					54,848
Total Common Stocks (Cost $6,752,694)					9,211,364
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.0%)[1]
Money Market Fund (2.0%)
[2,3] Vanguard Market Liquidity Fund		0.208%		182,669,847	182,670

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes		0.180%	6/20/11	3,000	2,999
Total Temporary Cash Investments (Cost $185,669)					185,669
Total Investments (101.8%) (Cost $6,938,363)					9,397,033
Other Assets and Liabilities-Net (-1.8%)[3]					(166,278)
Net Assets (100%)					9,230,755

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $141,107,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $151,948,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Settlement	Unrealized
		Long (Short )	Value	Long	Appreciation
Futures Contracts	Expiration	Contracts		(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2011	220		18,517	733

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Small-Cap Growth Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,211,364	—	—
Temporary Cash Investments	182,670	2,999	—
Futures Contracts—Assets[1]	51	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	9,394,081	2,999	—
1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2011, the cost of investment securities for tax purposes was $6,938,363,000. Net unrealized appreciation of investment securities for tax purposes was $2,458,670,000, consisting of unrealized gains of $2,669,106,000 on securities that had risen in value since their purchase and $210,436,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (10.8%)
Williams-Sonoma Inc.	867,999	35,154
Tupperware Brands Corp.	573,729	34,257
Jarden Corp.	834,777	29,693
Service Corp. International	2,220,316	24,557
Rent-A-Center Inc.	583,319	20,364
* Career Education Corp.	738,570	16,780
Wolverine World Wide Inc.	443,589	16,537
Dillard's Inc. Class A	408,285	16,380
RadioShack Corp.	1,034,061	15,521
* Timberland Co. Class A	362,143	14,953
Six Flags Entertainment Corp.	202,473	14,578
Cooper Tire & Rubber Co.	502,547	12,941
* Collective Brands Inc.	584,688	12,618
Men's Wearhouse Inc.	454,737	12,305
Hillenbrand Inc.	566,137	12,172
* Ascena Retail Group Inc.	372,154	12,062
Cinemark Holdings Inc.	618,100	11,960
^ Meredith Corp.	331,368	11,240
* Jack in the Box Inc.	481,112	10,912
Jones Group Inc.	792,784	10,901
Regal Entertainment Group Class A	771,847	10,420
Cracker Barrel Old Country Store Inc.	210,023	10,321
Brunswick Corp.	402,533	10,236
Regis Corp.	523,415	9,285
Finish Line Inc. Class A	466,746	9,265
* Cabela's Inc.	369,889	9,251
Group 1 Automotive Inc.	215,554	9,226
Bob Evans Farms Inc.	276,337	9,009
KB Home	721,419	8,974
* Genesco Inc.	218,537	8,785
MDC Holdings Inc.	342,710	8,688
* Hanesbrands Inc.	304,557	8,235
American Greetings Corp. Class A	337,718	7,970
* Helen of Troy Ltd.	264,342	7,772
* ANN Inc.	263,274	7,664
* Pinnacle Entertainment Inc.	558,178	7,602
* Carter's Inc.	261,030	7,473
* Belo Corp. Class A	835,791	7,363
* New York Times Co. Class A	771,090	7,302
* Saks Inc.	621,217	7,026
* Ruby Tuesday Inc.	530,162	6,950
Scholastic Corp.	251,304	6,795
* Skechers U.S.A. Inc. Class A	330,252	6,783
Buckle Inc.	165,921	6,703
Stage Stores Inc.	342,893	6,590
* Valassis Communications Inc.	225,444	6,569
* Vail Resorts Inc.	130,931	6,384
Ryland Group Inc.	401,273	6,380
Columbia Sportswear Co.	107,060	6,362

*	Meritage Homes Corp.	262,608	6,337
	Cato Corp. Class A	251,948	6,173
*	Ascent Media Corp. Class A	123,329	6,025
	Stewart Enterprises Inc. Class A	774,290	5,916
*	Office Depot Inc.	1,259,915	5,833
*	99 Cents Only Stores	289,528	5,675
*	RC2 Corp.	196,744	5,529
*	Penske Automotive Group Inc.	272,080	5,447
	Superior Industries International Inc.	206,871	5,304
*,^ Education Management Corp.		248,982	5,214
*	Dorman Products Inc.	121,433	5,111
*	OfficeMax Inc.	386,258	4,998
*	Quiksilver Inc.	1,118,625	4,944
	Brown Shoe Co. Inc.	398,926	4,875
*	Jakks Pacific Inc.	251,199	4,861
*	Boyd Gaming Corp.	509,253	4,772
	Churchill Downs Inc.	113,245	4,700
	Sonic Automotive Inc. Class A	332,657	4,661
	Fred's Inc. Class A	338,861	4,514
*	La-Z-Boy Inc.	471,351	4,501
*	Charming Shoppes Inc.	1,049,604	4,471
	Oxford Industries Inc.	127,854	4,371
*	Federal-Mogul Corp.	175,356	4,366
	Ameristar Casinos Inc.	238,032	4,225
	Harte-Hanks Inc.	347,611	4,137
	Drew Industries Inc.	179,900	4,017
	International Speedway Corp. Class A	125,870	3,751
	Choice Hotels International Inc.	94,517	3,672
*	Standard Pacific Corp.	977,182	3,645
*	Red Robin Gourmet Burgers Inc.	134,780	3,626
*	Winnebago Industries Inc.	265,017	3,543
*	DSW Inc. Class A	88,426	3,534
*,^ Corinthian Colleges Inc.		766,705	3,389
	Barnes & Noble Inc.	355,277	3,265
*	Beazer Homes USA Inc.	687,806	3,143
*	Biglari Holdings Inc.	7,194	3,047
*	Core-Mark Holding Co. Inc.	89,230	2,949
*	EW Scripps Co. Class A	292,937	2,900
^	World Wrestling Entertainment Inc. Class A	224,142	2,817
	Lincoln Educational Services Corp.	171,532	2,726
	Callaway Golf Co.	380,873	2,598
*	American Axle & Manufacturing Holdings Inc.	203,917	2,567
*	M/I Homes Inc.	167,914	2,517
*	Domino's Pizza Inc.	132,506	2,442
*	Movado Group Inc.	164,785	2,419
*	ChinaCast Education Corp.	384,272	2,417
	Stein Mart Inc.	236,605	2,392
*	Journal Communications Inc. Class A	392,745	2,356
*	Shoe Carnival Inc.	83,835	2,352
*	Unifi Inc.	137,255	2,333
	HOT Topic Inc.	406,707	2,318
*	Liz Claiborne Inc.	429,535	2,315
*	Modine Manufacturing Co.	140,083	2,261
	Big 5 Sporting Goods Corp.	189,033	2,253
	Speedway Motorsports Inc.	132,874	2,123
*	Talbots Inc.	350,926	2,120
	Christopher & Banks Corp.	324,743	2,104
	Marcus Corp.	188,112	2,050

	Haverty Furniture Cos. Inc.	150,877	2,001
	Spartan Motors Inc.	281,886	1,934
	Sinclair Broadcast Group Inc. Class A	149,855	1,879
*	Asbury Automotive Group Inc.	93,544	1,730
*	Furniture Brands International Inc.	377,445	1,717
*	LIN TV Corp. Class A	284,977	1,690
	PetMed Express Inc.	103,629	1,644
	Weyco Group Inc.	66,866	1,636
	Nutrisystem Inc.	109,014	1,580
	Sturm Ruger & Co. Inc.	59,775	1,373
*	Systemax Inc.	100,484	1,359
*	Retail Ventures Inc.	78,368	1,352
	CSS Industries Inc.	70,774	1,334
*	America's Car-Mart Inc.	44,810	1,155
*	Pacific Sunwear of California Inc.	302,992	1,094
*	K-Swiss Inc. Class A	86,938	980
*	Monarch Casino & Resort Inc.	88,540	921
	Ambassadors Group Inc.	82,374	902
*	Kenneth Cole Productions Inc. Class A	57,641	748
*	Leapfrog Enterprises Inc.	161,837	699
*	Smith & Wesson Holding Corp.	191,968	681
*,^ China XD Plastics Co. Ltd.		130,776	681
*	New York & Co. Inc.	85,923	602
*	Brookfield Homes Corp.	57,916	544
*	Sealy Corp.	156,078	396
*,^ Wonder Auto Technology Inc.		59,525	323
*,^ Fuqi International Inc.		13,977	40
			827,184
Consumer Staples (3.4%)
	Corn Products International Inc.	686,722	35,586
	SUPERVALU Inc.	1,927,794	17,215
	Nu Skin Enterprises Inc. Class A	507,708	14,597
	Ruddick Corp.	376,911	14,545
*	Hain Celestial Group Inc.	389,329	12,567
*	TreeHouse Foods Inc.	209,102	11,892
	Lancaster Colony Corp.	177,320	10,745
	Fresh Del Monte Produce Inc.	377,035	9,844
	Universal Corp.	216,231	9,415
	Sanderson Farms Inc.	196,139	9,007
*	BJ's Wholesale Club Inc.	173,726	8,481
	B&G Foods Inc. Class A	433,230	8,132
	Andersons Inc.	158,598	7,727
*	Central European Distribution Corp.	609,571	6,919
*	Elizabeth Arden Inc.	217,689	6,533
^	Vector Group Ltd.	374,937	6,483
*	Chiquita Brands International Inc.	410,352	6,295
	WD-40 Co.	144,489	6,118
*	Prestige Brands Holdings Inc.	432,242	4,971
*,^ Dole Food Co. Inc.		360,890	4,919
	Snyders-Lance Inc.	236,611	4,697
	Weis Markets Inc.	109,954	4,449
	Nash Finch Co.	110,583	4,195
^	Cal-Maine Foods Inc.	126,481	3,731
*	Winn-Dixie Stores Inc.	504,556	3,602
*	Central Garden and Pet Co. Class A	388,796	3,581
	Tootsie Roll Industries Inc.	121,971	3,459
*	Pantry Inc.	206,506	3,062

	Spartan Stores Inc.	205,592	3,041
	Inter Parfums Inc.	138,037	2,555
*	Pilgrim's Pride Corp.	317,991	2,452
	Ingles Markets Inc. Class A	117,485	2,327
*	Revlon Inc. Class A	111,351	1,767
	Village Super Market Inc. Class A	51,248	1,491
	Calavo Growers Inc.	65,269	1,426
*	Central Garden and Pet Co.	141,331	1,245
*	Alliance One International Inc.	262,724	1,056
	Coca-Cola Bottling Co. Consolidated	13,661	913
*,^ American Oriental Bioengineering Inc.		574,596	856
	Farmer Bros Co.	43,216	524
*	Susser Holdings Corp.	39,544	518
*,^ China-Biotics Inc.		51,175	411
			263,349
Energy (5.6%)
	Frontier Oil Corp.	960,944	28,175
	Berry Petroleum Co. Class A	457,531	23,083
*	Unit Corp.	369,932	22,917
*	Oil States International Inc.	298,296	22,712
	SEACOR Holdings Inc.	183,358	16,953
	Lufkin Industries Inc.	177,558	16,596
*	Swift Energy Co.	378,102	16,137
*	Helix Energy Solutions Group Inc.	909,932	15,651
	SM Energy Co.	200,309	14,861
*	SandRidge Energy Inc.	1,160,468	14,854
*	Bristow Group Inc.	312,586	14,785
*	Bill Barrett Corp.	358,191	14,295
*	Stone Energy Corp.	396,851	13,243
	World Fuel Services Corp.	298,126	12,107
*	International Coal Group Inc.	1,023,346	11,564
*	Cloud Peak Energy Inc.	518,770	11,200
*	CVR Energy Inc.	466,979	10,815
*	Gulfmark Offshore Inc.	214,106	9,530
*	Atwood Oceanics Inc.	184,513	8,567
^	Overseas Shipholding Group Inc.	263,064	8,455
*	James River Coal Co.	312,367	7,550
*	Parker Drilling Co.	1,055,886	7,296
	Penn Virginia Corp.	414,250	7,026
	W&T Offshore Inc.	305,391	6,960
*	Hornbeck Offshore Services Inc.	216,618	6,683
*	ION Geophysical Corp.	520,174	6,601
*	Newpark Resources Inc.	821,676	6,458
*	Cal Dive International Inc.	856,529	5,979
*	Enbridge Energy Management LLC	89,992	5,660
*	Energy Partners Ltd.	309,745	5,575
*	Petroleum Development Corp.	103,953	4,991
*	Petroquest Energy Inc.	517,188	4,841
*	Approach Resources Inc.	137,036	4,604
*	USEC Inc.	1,041,121	4,581
*	Vaalco Energy Inc.	512,903	3,980
	Gulf Island Fabrication Inc.	123,410	3,970
	Crosstex Energy Inc.	384,240	3,823
*	Hercules Offshore Inc.	521,260	3,446
*	Global Industries Ltd.	330,888	3,239
*	Western Refining Inc.	169,019	2,865
*	Willbros Group Inc.	240,621	2,628

*	Basic Energy Services Inc.	103,000	2,628
*	PHI Inc.	113,162	2,503
*	Pioneer Drilling Co.	171,824	2,371
*	Harvest Natural Resources Inc.	145,884	2,223
	General Maritime Corp.	972,893	1,994
	Delek US Holdings Inc.	124,323	1,686
*	Delta Petroleum Corp.	1,664,475	1,515
*	Oilsands Quest Inc.	2,871,703	1,378
	Alon USA Energy Inc.	98,958	1,356
*,^ China Integrated Energy Inc.		37,844	97
			433,007
Financials (34.5%)
	Camden Property Trust	624,107	35,462
	Essex Property Trust Inc.	284,677	35,300
	American Capital Agency Corp.	1,123,078	32,726
	Waddell & Reed Financial Inc. Class A	775,601	31,497
	Ares Capital Corp.	1,839,957	31,095
*	American Capital Ltd.	3,100,910	30,699
	Senior Housing Properties Trust	1,271,446	29,294
	Arthur J Gallagher & Co.	963,216	29,291
	Developers Diversified Realty Corp.	1,978,084	27,693
	BRE Properties Inc.	582,275	27,472
*	Popular Inc.	9,302,017	27,069
	Mack-Cali Realty Corp.	780,515	26,459
	MFA Financial Inc.	3,147,764	25,812
	First Niagara Financial Group Inc.	1,899,827	25,800
	Highwoods Properties Inc.	650,857	22,787
	BioMed Realty Trust Inc.	1,189,188	22,618
	Corporate Office Properties Trust	598,759	21,639
	TCF Financial Corp.	1,356,692	21,517
	Apollo Investment Corp.	1,771,726	21,367
	Bank of Hawaii Corp.	437,857	20,938
	CBL & Associates Properties Inc.	1,192,012	20,765
	Protective Life Corp.	778,527	20,670
	Allied World Assurance Co. Holdings Ltd.	326,186	20,449
	Home Properties Inc.	341,626	20,139
	Fulton Financial Corp.	1,807,562	20,082
	American Campus Communities Inc.	606,356	20,010
	Omega Healthcare Investors Inc.	895,117	19,997
	Mid-America Apartment Communities Inc.	310,691	19,946
	National Retail Properties Inc.	758,191	19,812
	Entertainment Properties Trust	422,466	19,780
	Endurance Specialty Holdings Ltd.	398,569	19,458
	Valley National Bancorp	1,393,826	19,458
	Erie Indemnity Co. Class A	273,239	19,430
	Tanger Factory Outlet Centers	735,892	19,310
	StanCorp Financial Group Inc.	418,023	19,279
	Aspen Insurance Holdings Ltd.	696,906	19,207
	Douglas Emmett Inc.	1,009,759	18,933
*	Alleghany Corp.	57,171	18,922
	Alterra Capital Holdings Ltd.	838,301	18,728
	Hanover Insurance Group Inc.	410,058	18,555
	Hatteras Financial Corp.	659,494	18,545
	Kilroy Realty Corp.	475,388	18,459
	Washington Real Estate Investment Trust	582,671	18,115
	LaSalle Hotel Properties	663,286	17,909
	Washington Federal Inc.	1,021,611	17,715

Apartment Investment & Management Co.	691,481	17,612
Post Properties Inc.	443,085	17,391
Prosperity Bancshares Inc.	402,887	17,231
CommonWealth REIT	656,433	17,048
FirstMerit Corp.	989,089	16,874
DiamondRock Hospitality Co.	1,505,086	16,812
* ProAssurance Corp.	265,188	16,805
CapitalSource Inc.	2,350,159	16,545
* CNO Financial Group Inc.	2,169,385	16,292
Synovus Financial Corp.	6,780,640	16,274
Brandywine Realty Trust	1,221,293	14,827
Iberiabank Corp.	243,909	14,666
Potlatch Corp.	363,251	14,603
Webster Financial Corp.	673,045	14,423
First American Financial Corp.	852,864	14,072
Starwood Property Trust Inc.	623,464	13,903
Unitrin Inc.	446,795	13,797
Invesco Mortgage Capital Inc.	625,318	13,663
Westamerica Bancorporation	264,529	13,589
Platinum Underwriters Holdings Ltd.	356,538	13,581
Delphi Financial Group Inc.	441,531	13,559
Healthcare Realty Trust Inc.	585,530	13,292
Colonial Properties Trust	671,294	12,922
Trustmark Corp.	551,628	12,919
^ NewAlliance Bancshares Inc.	859,644	12,757
Northwest Bancshares Inc.	1,007,174	12,630
Cash America International Inc.	268,795	12,378
Whitney Holding Corp.	877,632	11,953
Umpqua Holdings Corp.	1,041,036	11,909
Medical Properties Trust Inc.	1,010,852	11,696
* MF Global Holdings Ltd.	1,408,277	11,661
Cathay General Bancorp	677,996	11,560
FNB Corp.	1,096,096	11,553
Astoria Financial Corp.	800,609	11,505
Wintrust Financial Corp.	312,317	11,478
* Knight Capital Group Inc. Class A	847,242	11,353
Lexington Realty Trust	1,182,324	11,055
Susquehanna Bancshares Inc.	1,180,449	11,037
* PHH Corp.	504,943	10,993
UMB Financial Corp.	293,538	10,965
^ Hancock Holding Co.	332,985	10,935
National Health Investors Inc.	226,468	10,852
EastGroup Properties Inc.	245,087	10,776
Montpelier Re Holdings Ltd.	605,971	10,708
BancorpSouth Inc.	682,668	10,547
Redwood Trust Inc.	674,342	10,486
Symetra Financial Corp.	751,621	10,222
United Bankshares Inc.	376,238	9,978
Sovran Self Storage Inc.	251,383	9,942
Glacier Bancorp Inc.	654,194	9,846
MB Financial Inc.	465,352	9,754
National Penn Bancshares Inc.	1,242,472	9,617
First Citizens BancShares Inc. Class A	47,736	9,575
* MBIA Inc.	945,105	9,489
* MGIC Investment Corp.	1,065,833	9,475
Argo Group International Holdings Ltd.	282,730	9,341
^ Prospect Capital Corp.	758,625	9,263
Old National Bancorp	861,030	9,230

Franklin Street Properties Corp.	653,383	9,193
Cypress Sharpridge Investments Inc.	723,417	9,173
International Bancshares Corp.	492,334	9,029
First Financial Bancorp	527,044	8,796
RLI Corp.	152,026	8,764
Equity One Inc.	465,661	8,740
Tower Group Inc.	358,717	8,620
PrivateBancorp Inc. Class A	550,948	8,424
Selective Insurance Group Inc.	486,262	8,412
Radian Group Inc.	1,210,254	8,242
Glimcher Realty Trust	890,380	8,236
Hersha Hospitality Trust Class A	1,383,211	8,216
Capstead Mortgage Corp.	636,788	8,138
* First Industrial Realty Trust Inc.	670,546	7,973
First Midwest Bancorp Inc.	672,469	7,928
Fifth Street Finance Corp.	591,228	7,893
* Piper Jaffray Cos.	188,899	7,826
Anworth Mortgage Asset Corp.	1,097,194	7,779
First Financial Bankshares Inc.	151,316	7,773
* iStar Financial Inc.	838,777	7,700
LTC Properties Inc.	271,133	7,684
Sterling Bancshares Inc.	879,467	7,572
* Ocwen Financial Corp.	684,419	7,542
Employers Holdings Inc.	361,907	7,477
Government Properties Income Trust	275,941	7,412
Community Bank System Inc.	301,316	7,313
* Forest City Enterprises Inc. Class A	387,786	7,302
Provident Financial Services Inc.	493,058	7,297
CreXus Investment Corp.	631,777	7,215
CVB Financial Corp.	769,283	7,162
NBT Bancorp Inc.	313,093	7,135
Cousins Properties Inc.	845,616	7,061
Park National Corp.	104,559	6,987
First Potomac Realty Trust	440,798	6,943
Acadia Realty Trust	366,329	6,931
* Investment Technology Group Inc.	380,366	6,919
* Navigators Group Inc.	133,556	6,878
Solar Capital Ltd.	287,620	6,868
Columbia Banking System Inc.	357,955	6,862
Pennsylvania Real Estate Investment Trust	477,905	6,820
Inland Real Estate Corp.	711,984	6,792
Investors Real Estate Trust	713,741	6,781
Infinity Property & Casualty Corp.	113,875	6,774
American National Insurance Co.	85,375	6,759
Primerica Inc.	264,674	6,752
American Equity Investment Life Holding Co.	506,174	6,641
First Commonwealth Financial Corp.	954,017	6,535
* Enstar Group Ltd.	65,335	6,526
Oritani Financial Corp.	511,474	6,485
* FelCor Lodging Trust Inc.	1,045,077	6,406
BlackRock Kelso Capital Corp.	615,832	6,238
Two Harbors Investment Corp.	594,855	6,228
DCT Industrial Trust Inc.	1,099,089	6,100
Horace Mann Educators Corp.	359,445	6,039
* World Acceptance Corp.	92,453	6,028
Associated Estates Realty Corp.	376,445	5,978
PacWest Bancorp	272,481	5,926
* National Financial Partners Corp.	397,365	5,861

Nelnet Inc. Class A	268,189	5,855
MarketAxess Holdings Inc.	239,195	5,789
* Strategic Hotels & Resorts Inc.	894,251	5,768
Brookline Bancorp Inc.	536,283	5,647
Getty Realty Corp.	239,617	5,482
* Sunstone Hotel Investors Inc.	536,545	5,467
Bank of the Ozarks Inc.	123,641	5,404
Safety Insurance Group Inc.	116,230	5,359
Oriental Financial Group Inc.	421,359	5,288
Compass Diversified Holdings	356,895	5,261
BGC Partners Inc. Class A	562,872	5,229
* Western Alliance Bancorp	630,364	5,182
S&T Bancorp Inc.	240,213	5,181
Education Realty Trust Inc.	640,087	5,140
City Holding Co.	140,996	4,986
Chemical Financial Corp.	249,333	4,969
Independent Bank Corp.	183,427	4,954
Meadowbrook Insurance Group Inc.	460,016	4,761
Home Bancshares Inc.	206,919	4,707
Ashford Hospitality Trust Inc.	425,830	4,693
Chesapeake Lodging Trust	268,752	4,679
Amtrust Financial Services Inc.	243,902	4,651
Artio Global Investors Inc. Class A	287,000	4,638
WesBanco Inc.	217,581	4,506
Boston Private Financial Holdings Inc.	625,715	4,424
PennyMac Mortgage Investment Trust	239,843	4,411
Universal Health Realty Income Trust	107,939	4,375
Hercules Technology Growth Capital Inc.	380,528	4,186
Trustco Bank Corp. NY	700,196	4,152
FBL Financial Group Inc. Class A	134,785	4,141
Ramco-Gershenson Properties Trust	327,801	4,107
United Fire & Casualty Co.	202,308	4,089
* CNA Surety Corp.	161,403	4,077
Colony Financial Inc.	215,261	4,053
Sandy Spring Bancorp Inc.	217,842	4,021
Flushing Financial Corp.	269,871	4,021
Sabra Healthcare REIT Inc.	226,666	3,992
Dime Community Bancshares Inc.	267,707	3,951
ViewPoint Financial Group	300,542	3,907
SCBT Financial Corp.	116,356	3,872
Walter Investment Management Corp.	234,512	3,783
Flagstone Reinsurance Holdings SA	417,528	3,762
* PMI Group Inc.	1,389,934	3,753
Wilmington Trust Corp.	830,011	3,752
NorthStar Realty Finance Corp.	700,765	3,749
* AMERISAFE Inc.	167,485	3,703
Maiden Holdings Ltd.	491,418	3,681
Renasant Corp.	216,211	3,671
Harleysville Group Inc.	110,137	3,649
Saul Centers Inc.	81,752	3,642
Simmons First National Corp. Class A	133,288	3,611
National Western Life Insurance Co. Class A	21,778	3,533
^ TowneBank	218,445	3,421
Parkway Properties Inc.	199,166	3,386
Cohen & Steers Inc.	113,445	3,367
GFI Group Inc.	662,070	3,324
Tompkins Financial Corp.	78,993	3,282
Cedar Shopping Centers Inc.	542,709	3,273

Community Trust Bancorp Inc.	117,611	3,254
Provident New York Bancorp	312,802	3,228
* Citizens Republic Bancorp Inc.	3,614,095	3,216
CapLease Inc.	586,782	3,216
First Financial Corp.	95,496	3,174
* FPIC Insurance Group Inc.	83,475	3,164
Lakeland Financial Corp.	139,295	3,159
Kite Realty Group Trust	577,095	3,064
Oppenheimer Holdings Inc. Class A	90,719	3,040
Calamos Asset Management Inc. Class A	181,382	3,009
SY Bancorp Inc.	118,556	2,983
Bancfirst Corp.	69,798	2,979
Washington Trust Bancorp Inc.	124,840	2,964
StellarOne Corp.	208,133	2,955
* Global Indemnity plc	132,778	2,918
* Forestar Group Inc.	152,717	2,905
WSFS Financial Corp.	61,666	2,904
* Phoenix Cos. Inc.	1,054,733	2,869
MVC Capital Inc.	208,212	2,857
Hudson Valley Holding Corp.	128,126	2,819
Urstadt Biddle Properties Inc. Class A	147,920	2,813
Rockville Financial Inc.	269,240	2,808
KBW Inc.	106,865	2,799
* Pico Holdings Inc.	92,672	2,786
OneBeacon Insurance Group Ltd. Class A	205,490	2,780
Sterling Bancorp	275,911	2,762
First Busey Corp.	543,488	2,761
Southside Bancshares Inc.	127,412	2,727
Winthrop Realty Trust	220,486	2,701
Berkshire Hills Bancorp Inc.	128,136	2,672
State Auto Financial Corp.	145,506	2,651
1st Source Corp.	131,824	2,642
Univest Corp. of Pennsylvania	143,430	2,542
* Hilltop Holdings Inc.	250,134	2,511
Capital Southwest Corp.	27,068	2,478
Northfield Bancorp Inc.	177,896	2,455
* Pinnacle Financial Partners Inc.	145,452	2,406
Arrow Financial Corp.	96,949	2,399
* Southwest Bancorp Inc.	168,260	2,388
Camden National Corp.	66,420	2,274
Territorial Bancorp Inc.	111,068	2,212
* Flagstar Bancorp Inc.	1,464,538	2,197
United Financial Bancorp Inc.	132,640	2,190
Lakeland Bancorp Inc.	206,880	2,147
Advance America Cash Advance Centers Inc.	397,302	2,106
CoBiz Financial Inc.	302,693	2,104
Westfield Financial Inc.	230,438	2,088
Hudson Pacific Properties Inc.	141,989	2,087
First Community Bancshares Inc.	146,546	2,078
* Nara Bancorp Inc.	214,089	2,060
SeaBright Holdings Inc.	199,583	2,046
Evercore Partners Inc. Class A	59,460	2,039
Sun Communities Inc.	55,920	1,994
Trico Bancshares	122,098	1,991
* United Community Banks Inc.	813,648	1,928
First Merchants Corp.	232,069	1,919
Abington Bancorp Inc.	155,484	1,902
NGP Capital Resources Co.	196,999	1,899

	First Interstate Bancsystem Inc.	138,584	1,885
	Union First Market Bankshares Corp.	165,313	1,860
	Citizens & Northern Corp.	110,493	1,857
	Suffolk Bancorp	88,084	1,848
	First Bancorp	137,901	1,829
*	FBR Capital Markets Corp.	510,543	1,828
	Republic Bancorp Inc. Class A	93,068	1,813
	Presidential Life Corp.	187,441	1,786
	Heartland Financial USA Inc.	104,015	1,768
	MainSource Financial Group Inc.	175,026	1,752
*	Avatar Holdings Inc.	86,400	1,710
	First Financial Holdings Inc.	149,972	1,696
	Baldwin & Lyons Inc.	72,350	1,694
*	eHealth Inc.	125,309	1,667
	Bank Mutual Corp.	393,822	1,666
	Stewart Information Services Corp.	156,728	1,643
	Home Federal Bancorp Inc.	135,815	1,600
	Great Southern Bancorp Inc.	73,655	1,580
	BankFinancial Corp.	163,317	1,501
	Golub Capital BDC Inc.	94,888	1,497
*	TradeStation Group Inc.	212,838	1,494
	Retail Opportunity Investments Corp.	133,951	1,465
	Cardinal Financial Corp.	124,737	1,454
	Kansas City Life Insurance Co.	41,394	1,324
	ESSA Bancorp Inc.	99,986	1,320
*	Meridian Interstate Bancorp Inc.	92,565	1,301
	National Interstate Corp.	61,592	1,284
	Donegal Group Inc. Class A	91,387	1,222
*	Penson Worldwide Inc.	181,368	1,217
	Capital City Bank Group Inc.	93,691	1,188
	EMC Insurance Group Inc.	46,651	1,158
	Ames National Corp.	60,008	1,146
	SWS Group Inc.	174,260	1,058
*	NewStar Financial Inc.	96,616	1,055
*	Citizens Inc.	140,491	1,026
	GAMCO Investors Inc.	20,784	964
	Universal Insurance Holdings Inc.	161,090	873
	Wilshire Bancorp Inc.	175,346	859
*	First Marblehead Corp.	386,912	851
*	Gleacher & Co. Inc.	458,088	797
	Roma Financial Corp.	68,974	764
^	Life Partners Holdings Inc.	85,100	684
	Urstadt Biddle Properties Inc.	41,528	667
*,^ CompuCredit Holdings Corp.		98,172	645
	Consolidated-Tomoka Land Co.	17,266	559
*	Asset Acceptance Capital Corp.	49,440	265
*	Student Loan Corp. Escrow	35,817	90
			2,649,457
Health Care (6.0%)
*	Mednax Inc.	433,561	28,879
	Cooper Cos. Inc.	414,856	28,812
*	Health Net Inc.	868,038	28,385
	PerkinElmer Inc.	1,072,553	28,176
*	Health Management Associates Inc. Class A	2,278,791	24,839
	Teleflex Inc.	363,112	21,053
*	LifePoint Hospitals Inc.	478,485	19,226
	Owens & Minor Inc.	575,478	18,692

	STERIS Corp.	537,656	18,571
*	Magellan Health Services Inc.	304,476	14,944
*	AMERIGROUP Corp.	225,044	14,459
	Hill-Rom Holdings Inc.	372,385	14,143
*	Centene Corp.	305,661	10,081
*	Pharmasset Inc.	116,134	9,141
*	Emergency Medical Services Corp. Class A	137,780	8,761
*	Kindred Healthcare Inc.	358,565	8,563
	Invacare Corp.	270,654	8,423
*	Healthspring Inc.	201,077	7,514
*	Gentiva Health Services Inc.	257,859	7,228
*	Amsurg Corp. Class A	280,857	7,145
	Universal American Corp.	309,138	7,082
*	CONMED Corp.	255,911	6,725
	Analogic Corp.	116,542	6,590
*	Amedisys Inc.	171,696	6,009
	Computer Programs & Systems Inc.	89,750	5,769
	Meridian Bioscience Inc.	240,054	5,759
*	WellCare Health Plans Inc.	135,373	5,679
*	RehabCare Group Inc.	147,372	5,434
*	Healthways Inc.	311,485	4,787
*	Select Medical Holdings Corp.	513,606	4,140
*	Alkermes Inc.	302,481	3,917
*	Triple-S Management Corp. Class B	182,755	3,761
	PDL BioPharma Inc.	634,536	3,680
*	Greatbatch Inc.	137,387	3,635
*	Sunrise Senior Living Inc.	298,814	3,565
*	Angiodynamics Inc.	227,040	3,433
	Landauer Inc.	55,714	3,427
*	Nektar Therapeutics	359,897	3,408
*	Assisted Living Concepts Inc. Class A	86,499	3,386
*	Savient Pharmaceuticals Inc.	319,065	3,382
*	Affymetrix Inc.	642,025	3,345
	Ensign Group Inc.	104,131	3,325
	National Healthcare Corp.	68,094	3,166
*	PharMerica Corp.	266,229	3,046
*	Sun Healthcare Group Inc.	214,190	3,014
*	Skilled Healthcare Group Inc.	189,757	2,731
*	Emeritus Corp.	90,480	2,304
*	Emergent Biosolutions Inc.	94,916	2,293
*	Medcath Corp.	148,461	2,071
*	Cross Country Healthcare Inc.	253,623	1,986
*	Immunogen Inc.	215,377	1,953
*	Geron Corp.	383,095	1,935
*	Clinical Data Inc.	62,080	1,881
*	AMN Healthcare Services Inc.	185,917	1,610
*	Palomar Medical Technologies Inc.	80,473	1,195
*	Rigel Pharmaceuticals Inc.	166,823	1,186
*	Kensey Nash Corp.	45,421	1,131
*	OraSure Technologies Inc.	140,599	1,105
*	RTI Biologics Inc.	326,201	933
*	Lexicon Pharmaceuticals Inc.	540,522	908
*,^ Metabolix Inc.		81,741	859
*	Arena Pharmaceuticals Inc.	388,759	540
*,^ Biotime Inc.		71,973	536
*,^ Orexigen Therapeutics Inc.		113,623	319

* Albany Molecular Research Inc.	66,401	283
		464,258
Industrials (15.0%)
Hubbell Inc. Class B	480,091	34,101
Snap-On Inc.	528,111	31,718
* BE Aerospace Inc.	882,535	31,356
Lincoln Electric Holdings Inc.	383,881	29,144
Kennametal Inc.	745,788	29,086
Trinity Industries Inc.	724,477	26,567
Regal-Beloit Corp.	350,686	25,891
Carlisle Cos. Inc.	553,983	24,680
* WESCO International Inc.	385,878	24,117
Crane Co.	451,183	21,851
Lennox International Inc.	412,396	21,684
* Alaska Air Group Inc.	334,483	21,213
* General Cable Corp.	473,212	20,490
Con-way Inc.	497,789	19,558
* WABCO Holdings Inc.	293,419	18,086
* EnerSys	454,317	18,059
Alexander & Baldwin Inc.	374,783	17,109
* Atlas Air Worldwide Holdings Inc.	235,059	16,388
GATX Corp.	420,575	16,259
Belden Inc.	426,641	16,020
Watsco Inc.	229,384	15,990
Brady Corp. Class A	445,001	15,882
Triumph Group Inc.	175,928	15,561
AO Smith Corp.	347,686	15,416
* GrafTech International Ltd.	714,797	14,746
Curtiss-Wright Corp.	418,733	14,714
* Chart Industries Inc.	260,821	14,356
* JetBlue Airways Corp.	2,270,158	14,234
Brink's Co.	421,368	13,952
* Huntington Ingalls Industries Inc.	334,573	13,885
Manitowoc Co. Inc.	596,895	13,060
HNI Corp.	407,041	12,846
* Esterline Technologies Corp.	177,493	12,552
Graco Inc.	272,066	12,376
Deluxe Corp.	465,898	12,365
Kaydon Corp.	303,962	11,912
Mine Safety Appliances Co.	313,822	11,508
Werner Enterprises Inc.	428,697	11,348
Watts Water Technologies Inc. Class A	273,190	10,433
Briggs & Stratton Corp.	457,456	10,361
ABM Industries Inc.	403,022	10,233
* AMR Corp.	1,515,503	9,790
* Ceradyne Inc.	215,112	9,697
* Macquarie Infrastructure Co. LLC	394,678	9,417
Granite Construction Inc.	316,907	8,905
* AirTran Holdings Inc.	1,170,365	8,719
* MasTec Inc.	414,775	8,627
* Teledyne Technologies Inc.	164,646	8,514
Armstrong World Industries Inc.	183,785	8,504
Skywest Inc.	500,106	8,462
CIRCOR International Inc.	155,322	7,303
CLARCOR Inc.	160,442	7,209
Unifirst Corp.	135,659	7,191
* Griffon Corp.	535,786	7,035

	Simpson Manufacturing Co. Inc.	233,929	6,892
*	EnPro Industries Inc.	187,303	6,803
	Tutor Perini Corp.	278,319	6,780
	Quanex Building Products Corp.	341,659	6,707
	TAL International Group Inc.	181,980	6,600
	Albany International Corp.	253,983	6,324
	Mueller Water Products Inc. Class A	1,406,341	6,300
	Mueller Industries Inc.	171,767	6,290
*	Interline Brands Inc.	301,025	6,141
*	Layne Christensen Co.	177,347	6,118
	Aircastle Ltd.	506,223	6,110
*	Amerco Inc.	62,391	6,052
	Universal Forest Products Inc.	157,798	5,783
	Arkansas Best Corp.	218,674	5,668
	G&K Services Inc. Class A	169,789	5,646
	McGrath Rentcorp	206,696	5,637
*	Kelly Services Inc. Class A	256,656	5,572
	Ameron International Corp.	79,717	5,563
*	Dycom Industries Inc.	319,674	5,543
*	Dollar Thrifty Automotive Group Inc.	82,279	5,490
*	USG Corp.	327,616	5,458
*	Consolidated Graphics Inc.	99,906	5,458
	Kaman Corp.	153,458	5,402
*	Generac Holdings Inc.	245,472	4,981
	Comfort Systems USA Inc.	344,021	4,840
*	ACCO Brands Corp.	499,058	4,761
*	Korn/Ferry International	210,125	4,679
*	Wabash National Corp.	403,068	4,668
	Heidrick & Struggles International Inc.	159,221	4,431
*	MYR Group Inc.	181,279	4,336
*	Rush Enterprises Inc. Class A	217,852	4,313
	Encore Wire Corp.	168,858	4,110
	EnergySolutions Inc.	684,815	4,082
	Ennis Inc.	236,206	4,023
	Cascade Corp.	84,461	3,765
*	Ladish Co. Inc.	67,616	3,695
	Federal Signal Corp.	565,310	3,680
*	FreightCar America Inc.	108,489	3,527
*	AAR Corp.	124,579	3,453
*	American Reprographics Co.	332,057	3,437
	Apogee Enterprises Inc.	255,525	3,370
*	Dolan Co.	263,416	3,198
*,^ Genco Shipping & Trading Ltd.		290,409	3,128
	Barnes Group Inc.	148,406	3,099
	Tredegar Corp.	141,299	3,049
*	Greenbrier Cos. Inc.	107,175	3,042
*	Gibraltar Industries Inc.	247,670	2,955
*	CRA International Inc.	98,995	2,854
*	Sauer-Danfoss Inc.	54,891	2,796
	US Ecology Inc.	158,152	2,757
	Schawk Inc. Class A	140,340	2,728
*	Republic Airways Holdings Inc.	401,744	2,583
	AZZ Inc.	56,645	2,583
*	School Specialty Inc.	172,083	2,461
*	Sterling Construction Co. Inc.	140,979	2,380
*	TrueBlue Inc.	140,687	2,362
*	Metalico Inc.	360,560	2,243
	Ampco-Pittsburgh Corp.	79,450	2,191

	Viad Corp.	91,315	2,186
*	Team Inc.	82,269	2,160
	Ducommun Inc.	90,273	2,158
*	Eagle Bulk Shipping Inc.	565,552	2,104
*	Columbus McKinnon Corp.	107,782	1,990
*	Northwest Pipe Co.	84,416	1,936
	Aceto Corp.	232,547	1,853
	NACCO Industries Inc. Class A	16,163	1,789
	CDI Corp.	120,874	1,788
	American Woodmark Corp.	83,825	1,750
*	M&F Worldwide Corp.	68,321	1,716
	Kimball International Inc. Class B	235,356	1,648
*	Roadrunner Transportation Systems Inc.	109,186	1,638
	Douglas Dynamics Inc.	107,656	1,535
*	Rush Enterprises Inc. Class B	87,233	1,517
	Preformed Line Products Co.	21,129	1,462
	Baltic Trading Ltd.	153,241	1,398
*	CBIZ Inc.	191,084	1,378
*	RailAmerica Inc.	78,914	1,345
	Courier Corp.	93,382	1,304
*	Fushi Copperweld Inc.	156,912	1,258
*	Titan Machinery Inc.	42,603	1,076
*	Tecumseh Products Co. Class A	96,485	967
*	Hawaiian Holdings Inc.	158,633	953
*	Patriot Transportation Holding Inc.	32,511	870
*,^ Lihua International Inc.		95,346	837
	Houston Wire & Cable Co.	53,932	789
*	American Railcar Industries Inc.	30,789	769
*	Universal Truckload Services Inc.	36,768	634
*,^ China Valves Technology Inc.		123,538	573
*	Hill International Inc.	80,793	427
*,^ SmartHeat Inc.		112,604	319
*	Tecumseh Products Co. Class B	25,897	241
*	TBS International plc Class A	42,195	82
			1,153,827
Information Technology (10.0%)
*	NCR Corp.	1,447,769	27,276
*	Vishay Intertechnology Inc.	1,367,742	24,264
*	Tech Data Corp.	423,142	21,521
	Diebold Inc.	596,356	21,147
*	International Rectifier Corp.	630,171	20,833
*	Fairchild Semiconductor International Inc. Class A	1,124,924	20,474
*	CACI International Inc. Class A	275,592	16,899
*	Convergys Corp.	1,107,469	15,903
*	PMC - Sierra Inc.	2,104,155	15,781
*	Lawson Software Inc.	1,259,917	15,245
*	RF Micro Devices Inc.	2,375,609	15,228
*	Compuware Corp.	1,294,091	14,947
*	CoreLogic Inc.	797,114	14,747
*	Mentor Graphics Corp.	994,084	14,543
	MKS Instruments Inc.	434,675	14,475
*	Arris Group Inc.	1,122,974	14,307
	Intersil Corp. Class A	1,129,626	14,064
*	Cypress Semiconductor Corp.	715,943	13,875
*	Coherent Inc.	225,928	13,129
*	Novell Inc.	2,077,223	12,318
*	Take-Two Interactive Software Inc.	772,343	11,871

*	EchoStar Corp. Class A	306,429	11,598
	Littelfuse Inc.	202,072	11,538
*	Omnivision Technologies Inc.	323,403	11,490
	Fair Isaac Corp.	362,065	11,445
*	JDA Software Group Inc.	378,104	11,441
*	Spansion Inc. Class A	569,982	10,642
*	Entegris Inc.	1,198,469	10,511
*	Benchmark Electronics Inc.	553,164	10,493
*	Teradyne Inc.	576,594	10,269
*	Rambus Inc.	507,003	10,039
*	TTM Technologies Inc.	508,939	9,242
*	Progress Software Corp.	294,686	8,572
*	Emulex Corp.	789,285	8,422
*	Brooks Automation Inc.	592,815	8,139
*	Sanmina-SCI Corp.	724,610	8,123
*	Loral Space & Communications Inc.	103,595	8,034
	Earthlink Inc.	984,124	7,706
*	Netlogic Microsystems Inc.	182,765	7,680
*	Insight Enterprises Inc.	420,381	7,159
*	SYNNEX Corp.	211,376	6,918
	AVX Corp.	463,782	6,915
	MTS Systems Corp.	139,230	6,342
*	Electronics for Imaging Inc.	419,026	6,164
*	Brightpoint Inc.	551,163	5,975
*	Newport Corp.	334,296	5,960
	Park Electrochemical Corp.	178,078	5,743
*	Epicor Software Corp.	517,985	5,734
*	Kulicke & Soffa Industries Inc.	608,396	5,688
*	Silicon Graphics International Corp.	263,825	5,646
	Black Box Corp.	160,474	5,641
*	Advanced Energy Industries Inc.	334,259	5,465
*	Integrated Device Technology Inc.	698,401	5,147
*	Avid Technology Inc.	225,238	5,023
*	Semtech Corp.	198,412	4,964
	United Online Inc.	782,039	4,931
	Cognex Corp.	172,967	4,886
*	Viasat Inc.	117,574	4,684
*	Bottomline Technologies Inc.	181,390	4,560
*	Tekelec	561,444	4,559
*	Websense Inc.	189,880	4,362
*	Rogers Corp.	93,501	4,213
*	Aspen Technology Inc.	280,870	4,210
*	Lattice Semiconductor Corp.	696,629	4,110
*	Kemet Corp.	276,506	4,101
*	Ciber Inc.	603,739	4,045
	Methode Electronics Inc.	334,419	4,040
*	Netgear Inc.	113,983	3,698
	CTS Corp.	311,132	3,360
*	SMART Modular Technologies WWH Inc.	430,951	3,348
	Cohu Inc.	206,004	3,164
*	Imation Corp.	280,639	3,126
*	Zoran Corp.	295,531	3,071
*,^ SunPower Corp. Class A		178,188	3,054
*	Rudolph Technologies Inc.	271,813	2,974
*	FormFactor Inc.	284,070	2,926
*	Electro Scientific Industries Inc.	165,656	2,876
*	Infospace Inc.	329,641	2,855
*	THQ Inc.	616,769	2,812

*	Aviat Networks Inc.	542,779	2,806
*	UTStarcom Inc.	1,162,520	2,732
	Electro Rent Corp.	153,177	2,632
*	Intevac Inc.	203,841	2,534
*	Symmetricom Inc.	394,384	2,418
*	Supertex Inc.	100,760	2,245
*	SunPower Corp. Class B	133,179	2,220
*	Silicon Image Inc.	247,072	2,216
*	Ness Technologies Inc.	344,385	2,204
	ModusLink Global Solutions Inc.	403,246	2,202
*	Sigma Designs Inc.	156,869	2,031
*,^ China Security & Surveillance Technology Inc.		420,444	1,947
*	ATMI Inc.	99,620	1,881
*	Cogo Group Inc.	223,875	1,807
*	Extreme Networks	512,171	1,793
	Bel Fuse Inc. Class B	80,317	1,768
*	Move Inc.	714,726	1,708
*	ShoreTel Inc.	205,676	1,693
*	DSP Group Inc.	211,483	1,628
*	Perficient Inc.	128,379	1,542
*	Net 1 UEPS Technologies Inc.	176,218	1,515
*	EMS Technologies Inc.	69,984	1,375
*	Exar Corp.	223,320	1,344
	Marchex Inc. Class B	166,423	1,310
*	TNS Inc.	84,009	1,308
*	Anaren Inc.	63,663	1,280
*	Agilysys Inc.	210,520	1,208
*	RealNetworks Inc.	281,704	1,048
*	TechTarget Inc.	83,484	744
*	Trident Microsystems Inc.	646,084	743
*	Mitel Networks Corp.	120,709	568
	Renaissance Learning Inc.	47,010	552
*,^ Energy Conversion Devices Inc.		221,689	501
*,^ Evergreen Solar Inc.		304,355	411
	Bel Fuse Inc. Class A	13,061	313
*	China TransInfo Technology Corp.	46,143	213
			769,120
Materials (7.8%)
	Domtar Corp.	385,369	35,369
	Aptargroup Inc.	609,047	30,532
	Huntsman Corp.	1,738,994	30,224
*	Coeur d'Alene Mines Corp.	811,294	28,217
	Compass Minerals International Inc.	297,886	27,861
	RPM International Inc.	1,171,206	27,793
	Packaging Corp. of America	931,684	26,916
	Cabot Corp.	564,512	26,131
	Cytec Industries Inc.	448,767	24,399
	Commercial Metals Co.	1,038,555	17,936
	Carpenter Technology Corp.	399,676	17,070
	Olin Corp.	723,169	16,575
	Sensient Technologies Corp.	451,238	16,172
	Temple-Inland Inc.	604,809	14,153
*	Louisiana-Pacific Corp.	1,198,869	12,588
	Royal Gold Inc.	231,422	12,127
^	Rock-Tenn Co. Class A	167,944	11,647
	Eagle Materials Inc.	381,465	11,543
	Minerals Technologies Inc.	168,017	11,513

	AK Steel Holding Corp.	649,665	10,252
*	Century Aluminum Co.	548,501	10,246
*	OM Group Inc.	280,362	10,244
	Westlake Chemical Corp.	180,501	10,144
*	Rockwood Holdings Inc.	204,760	10,078
	Texas Industries Inc.	214,690	9,710
	HB Fuller Co.	445,041	9,560
	Arch Chemicals Inc.	228,248	9,493
	Innophos Holdings Inc.	194,828	8,984
	Silgan Holdings Inc.	228,172	8,703
	Koppers Holdings Inc.	186,654	7,970
*	Georgia Gulf Corp.	200,399	7,415
	Worthington Industries Inc.	349,345	7,308
	AMCOL International Corp.	198,191	7,131
	A Schulman Inc.	286,528	7,083
	Kaiser Aluminum Corp.	131,142	6,459
	Buckeye Technologies Inc.	179,513	4,888
	PolyOne Corp.	297,983	4,234
	PH Glatfelter Co.	271,282	3,613
	Deltic Timber Corp.	51,244	3,425
*	Noranda Aluminum Holding Corp.	207,898	3,337
*	Headwaters Inc.	548,845	3,238
	Wausau Paper Corp.	423,357	3,234
	Haynes International Inc.	55,078	3,054
*	AM Castle & Co.	156,275	2,950
	Neenah Paper Inc.	134,010	2,944
	Olympic Steel Inc.	84,179	2,762
	Myers Industries Inc.	273,037	2,711
	Stepan Co.	36,612	2,654
*	Graphic Packaging Holding Co.	392,418	2,127
	Hawkins Inc.	51,693	2,124
	Boise Inc.	189,798	1,739
	American Vanguard Corp.	199,836	1,735
*	TPC Group Inc.	54,715	1,580
*,^ China Green Agriculture Inc.		142,434	983
*,^ ShengdaTech Inc.		272,456	970
*,^ Yongye International Inc.		123,459	757
*	Spartech Corp.	98,812	716
			595,321
Telecommunication Services (0.4%)
*	Level 3 Communications Inc.	5,309,390	7,805
	NTELOS Holdings Corp.	284,424	5,236
*	Cincinnati Bell Inc.	1,838,094	4,926
	Consolidated Communications Holdings Inc.	216,939	4,063
*,^ Iridium Communications Inc.		229,357	1,828
	Atlantic Tele-Network Inc.	45,503	1,692
*	Premiere Global Services Inc.	158,593	1,209
			26,759
Utilities (6.5%)
	Westar Energy Inc.	1,075,193	28,407
	Atmos Energy Corp.	821,429	28,011
	Questar Corp.	1,587,077	27,694
	Great Plains Energy Inc.	1,232,262	24,670
	Nicor Inc.	413,620	22,211
	Hawaiian Electric Industries Inc.	855,569	21,218
	Piedmont Natural Gas Co. Inc.	654,770	19,872
	Vectren Corp.	704,963	19,175

Cleco Corp.	551,805	18,921
WGL Holdings Inc.	464,204	18,104
*	GenOn Energy Inc.	4,522,458	17,231
IDACORP Inc.	446,163	16,999
Portland General Electric Co.	684,550	16,272
Southwest Gas Corp.	413,750	16,124
New Jersey Resources Corp.	374,972	16,105
South Jersey Industries Inc.	271,369	15,188
UIL Holdings Corp.	458,117	13,982
Unisource Energy Corp.	331,141	11,964
Avista Corp.	514,282	11,895
*	El Paso Electric Co.	387,055	11,766
PNM Resources Inc.	787,279	11,746
Allete Inc.	292,414	11,395
Black Hills Corp.	339,103	11,340
Northwest Natural Gas Co.	242,073	11,167
NorthWestern Corp.	329,236	9,976
MGE Energy Inc.	210,218	8,512
Empire District Electric Co.	376,901	8,213
Otter Tail Corp.	326,360	7,418
Laclede Group Inc.	192,205	7,323
CH Energy Group Inc.	144,007	7,278
California Water Service Group	179,656	6,678
American States Water Co.	169,069	6,063
*	Dynegy Inc. Class A	607,395	3,456
Chesapeake Utilities Corp.	82,068	3,416
SJW Corp.	126,286	2,923
Central Vermont Public Service Corp.	112,949	2,631
Middlesex Water Co.	141,780	2,579
Unitil Corp.	98,816	2,328
Connecticut Water Service Inc.	78,907	2,079
502,330
Total Common Stocks (Cost $6,160,343)	7,684,612
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
[2,3] Vanguard Market Liquidity Fund	0.208%	69,339,085	69,339

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.140%	6/17/11	150	150
4	Federal Home Loan Bank Discount Notes	0.145%	6/23/11	100	100
250
Total Temporary Cash Investments (Cost $69,589)	69,589
Total Investments (100.9%) (Cost $6,229,932)	7,754,201
Other Assets and Liabilities-Net (-0.9%)[3]	(67,973)
Net Assets (100%)	7,686,228
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $50,085,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $53,736,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $150,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2011	61	5,134	81

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Small-Cap Value Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,684,612	—	—
Temporary Cash Investments	69,339	250	—
Futures Contracts—Assets[1]	18	—	—
Total	7,753,969	250	—
1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2011, the cost of investment securities for tax purposes was $6,229,932,000. Net unrealized appreciation of investment securities for tax purposes was $1,524,269,000, consisting of unrealized gains of $1,789,464,000 on securities that had risen in value since their purchase and $265,195,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2011

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 19, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.